UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03857

American Funds Insurance Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Steven I. Koszalka

American Funds Insurance Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Insurance Series®
Global Growth Fund
Investment portfolio
September 30, 2015
unaudited
Common stocks 95.07% Health care 20.53%	Shares	Value (000)
Novo Nordisk A/S, Class B1	4,401,000	$236,881
Vertex Pharmaceuticals Inc.[2]	1,419,000	147,775
Regeneron Pharmaceuticals, Inc.[2]	311,400	144,845
UnitedHealth Group Inc.	840,000	97,448
Novartis AG1	900,000	82,903
Merck & Co., Inc.	1,324,000	65,392
Express Scripts Holding Co.[2]	770,000	62,339
Bristol-Myers Squibb Co.	865,600	51,244
Bayer AG1	349,300	44,643
Hologic, Inc.[2]	1,019,992	39,912
Boston Scientific Corp.[2]	1,612,000	26,453
Medtronic PLC	292,000	19,546
Juno Therapeutics, Inc.[2]	430,000	17,497
Ocular Therapeutix, Inc.[2]	795,000	11,178
DaVita HealthCare Partners Inc.[2]	144,000	10,416
Biogen Inc.[2]	25,000	7,295
Roche Holding AG, non-registered shares, non-voting[1]	20,000	5,287
		1,071,054
Information technology 20.33%
ASML Holding NV (New York registered)	647,176	56,939
ASML Holding NV1	624,897	54,786
Nintendo Co., Ltd.[1]	638,700	107,903
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	23,830,000	95,094
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	480,000	9,960
Google Inc., Class A2	67,700	43,218
Google Inc., Class C2	67,885	41,302
Alcatel-Lucent[1,2]	22,539,144	82,981
Microsoft Corp.	1,790,000	79,225
Visa Inc., Class A	1,053,200	73,366
AAC Technologies Holdings Inc.[1]	8,132,040	50,867
Murata Manufacturing Co., Ltd.[1]	323,000	41,947
Cognizant Technology Solutions Corp., Class A2	620,000	38,818
Alibaba Group Holding Ltd. (ADR)[2]	656,150	38,693
Naver Corp.[1]	80,752	35,074
Avago Technologies Ltd.	265,000	33,128
LinkedIn Corp., Class A2	161,000	30,611
Tencent Holdings Ltd.[1]	1,800,000	30,273
ASM Pacific Technology Ltd.[1]	3,900,000	25,753
TE Connectivity Ltd.	327,500	19,614
MercadoLibre, Inc.	180,000	16,391
salesforce.com, inc.[2]	205,000	14,233
VeriSign, Inc.[2]	175,000	12,348
Intel Corp.	399,000	12,026
American Funds Insurance Series — Global Growth Fund — Page 1 of 176

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
TDK Corp.[1]	167,000	$9,499
Texas Instruments Inc.	135,000	6,685
		1,060,734
Consumer discretionary 18.35%
Amazon.com, Inc.[2]	446,900	228,764
Home Depot, Inc.	1,161,000	134,084
Priceline Group Inc.[2]	104,000	128,633
Industria de Diseño Textil, SA1	1,460,000	48,909
Woolworths Holdings Ltd.[1]	6,662,000	46,630
HUGO BOSS AG1	335,500	37,624
ASOS PLC[1,2]	802,304	33,634
Toyota Motor Corp.[1]	525,000	30,878
Walt Disney Co.	261,705	26,746
CBS Corp., Class B	637,500	25,436
MGM Resorts International[2]	1,358,024	25,056
Dixons Carphone PLC[1]	3,800,000	24,454
Naspers Ltd., Class N1	187,500	23,526
Publicis Groupe SA1	319,135	21,803
Liberty Global PLC, Class C2	351,465	14,417
Liberty Global PLC, Class A2	108,449	4,657
NIKE, Inc., Class B	147,000	18,077
Burberry Group PLC[1]	860,000	17,848
TOD’S SpA[1]	194,000	17,022
Suzuki Motor Corp.[1]	480,000	14,831
Christian Dior SE1	69,000	12,918
Kroton Educacional SA, ordinary nominative	4,447,900	8,650
Navitas Ltd.[1]	2,400,000	6,707
Time Warner Inc.	61,000	4,194
Liberty Global PLC LiLAC, Class C2	40,823	1,398
Liberty Global PLC LiLAC, Class A2	16,372	551
		957,447
Financials 13.12%
AIA Group Ltd.[1]	13,602,500	70,822
JPMorgan Chase & Co.	1,065,000	64,933
ORIX Corp.[1]	4,990,000	64,547
Moody’s Corp.	569,000	55,876
Tokio Marine Holdings, Inc.[1]	972,600	36,399
HSBC Holdings PLC (GBP denominated)[1]	4,320,228	32,682
BNP Paribas SA1	500,000	29,443
ICICI Bank Ltd.[1]	6,625,000	27,403
Prudential PLC[1]	1,272,434	26,900
AXA SA1	1,080,630	26,235
Deutsche Bank AG1	928,555	24,963
CME Group Inc., Class A	239,700	22,230
ACE Ltd.	210,000	21,714
AEON Financial Service Co., Ltd.[1]	1,030,000	20,395
East West Bancorp, Inc.	500,000	19,210
Bankia, SA1	14,382,000	18,636
Sumitomo Mitsui Trust Holdings, Inc.[1]	4,881,000	18,004
Sumitomo Mitsui Financial Group, Inc.[1]	462,000	17,587
Housing Development Finance Corp. Ltd.[1]	850,000	15,748
Bankinter, SA1	2,030,000	14,930
Itaú Unibanco Holding SA, preferred nominative	2,145,000	14,343
American Funds Insurance Series — Global Growth Fund — Page 2 of 176

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Svenska Handelsbanken AB, Class A1	930,000	$13,360
Shinsei Bank, Ltd.[1]	6,401,000	13,222
Berkshire Hathaway Inc., Class A2	60	11,714
Allianz SE1	21,750	3,409
		684,705
Consumer staples 7.73%
Associated British Foods PLC[1]	2,095,000	106,177
Kao Corp.[1]	1,198,000	54,429
Coca-Cola Enterprises, Inc.	716,001	34,619
Coca-Cola HBC AG (CDI)[1]	1,469,107	31,151
Shiseido Co., Ltd.[1]	1,260,000	27,615
Nestlé SA1	360,000	27,110
Pernod Ricard SA1	218,739	22,087
Alimentation Couche-Tard Inc., Class B	453,000	20,832
Seven & i Holdings Co., Ltd.[1]	421,200	19,298
SABMiller PLC[1]	283,500	16,065
British American Tobacco PLC[1]	288,000	15,917
Kroger Co.	400,000	14,428
Procter & Gamble Co.	125,000	8,993
Coca-Cola Co.	120,000	4,815
		403,536
Industrials 5.27%
Airbus Group SE, non-registered shares[1]	645,000	38,310
KONE Oyj, Class B1	880,000	33,530
International Consolidated Airlines Group, SA (CDI)[1,2]	3,620,000	32,306
Geberit AG1	100,000	30,617
Ryanair Holdings PLC (ADR)	382,500	29,950
Boeing Co.	190,000	24,880
United Technologies Corp.	249,000	22,159
ASSA ABLOY AB, Class B1	930,000	16,704
Fastenal Co.	430,000	15,742
IDEX Corp.	180,000	12,834
Caterpillar Inc.	160,000	10,458
Adecco SA1	32,625	2,392
United Continental Holdings, Inc.[2]	36,600	1,942
Waste Management, Inc.	35,800	1,783
American Airlines Group Inc.	39,300	1,526
		275,133
Telecommunication services 2.54%
SoftBank Group Corp.[1]	1,068,000	49,139
BT Group PLC[1]	6,710,000	42,698
TalkTalk Telecom Group PLC[1]	5,625,000	26,801
TDC A/S1	2,700,000	13,933
		132,571
Energy 2.36%
Enbridge Inc. (CAD denominated)	749,622	27,834
Oil Search Ltd.[1]	4,986,113	25,282
Royal Dutch Shell PLC, Class B1	480,000	11,385
Royal Dutch Shell PLC, Class B (ADR)	150,000	7,122
EOG Resources, Inc.	220,000	16,016
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[2]	3,268,000	14,216
American Funds Insurance Series — Global Growth Fund — Page 3 of 176

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)[2]	274,700	$1,011
Reliance Industries Ltd.[1]	600,000	7,901
BG Group PLC[1]	390,000	5,624
Schlumberger Ltd.	65,000	4,483
China Petroleum & Chemical Corp., Class H1	3,950,000	2,429
		123,303
Materials 1.23%
Dow Chemical Co.	355,000	15,052
Rio Tinto PLC[1]	410,000	13,755
Northam Platinum Ltd.[1,2]	5,196,035	10,108
Vale SA, ordinary nominative (ADR)	1,900,000	7,980
FMC Corp.	190,000	6,443
Glencore PLC[1]	4,000,000	5,574
First Quantum Minerals Ltd.	819,739	3,004
Monsanto Co.	24,800	2,116
		64,032
Utilities 0.48%
ENN Energy Holdings Ltd.[1]	2,915,000	14,065
EDP - Energias de Portugal, SA1	2,975,000	10,905
		24,970
Miscellaneous 3.13%
Other common stocks in initial period of acquisition		163,459
Total common stocks (cost: $3,947,679,000)		4,960,944
Bonds, notes & other debt instruments 0.47% U.S. Treasury bonds & notes 0.47% U.S. Treasury 0.47%	Principal amount (000)
U.S. Treasury 0.25% 2015[3]	$21,815	21,819
U.S. Treasury 2.125% 2016	2,700	2,723
Total bonds, notes & other debt instruments (cost: $24,539,000)		24,542
Short-term securities 4.14%
AstraZeneca PLC 0.13% due 11/12/2015[4]	35,000	34,994
Federal Home Loan Bank 0.08%–0.23% due 10/13/2015–1/15/2016	98,600	98,596
Freddie Mac 0.18%–0.21% due 12/8/2015–1/4/2016	20,000	19,999
Mitsubishi UFJ Trust and Banking Corp. 0.20% due 10/14/2015[4]	25,700	25,698
National Australia Bank Ltd. 0.15% due 10/9/2015[4]	20,000	20,000
Svenska Handelsbanken Inc. 0.30% due 11/23/2015[4]	16,700	16,695
Total short-term securities (cost: $215,942,000)		215,982
Total investment securities 99.68% (cost: $4,188,160,000)		5,201,468
Other assets less liabilities 0.32%		16,943
Net assets 100.00%		$5,218,411
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Global Growth Fund — Page 4 of 176

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $119,421,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 9/30/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Japanese yen	10/14/2015	Citibank	$3,402	¥410,000	$(17)
Japanese yen	10/14/2015	Bank of America, N.A.	$13,071	¥1,575,000	(60)
Japanese yen	10/15/2015	Bank of America, N.A.	$1,284	¥160,000	(50)
Japanese yen	10/16/2015	UBS AG	$1,291	¥160,000	(43)
Japanese yen	10/19/2015	Bank of America, N.A.	$2,992	¥360,000	(10)
Japanese yen	10/23/2015	JPMorgan Chase	$1,333	¥160,000	(1)
Japanese yen	11/10/2015	Bank of America, N.A.	$7,383	¥884,000	11
Japanese yen	11/19/2015	Bank of New York Mellon	$8,053	¥1,000,000	(288)
Japanese yen	12/4/2015	Bank of America, N.A.	$81,697	¥9,800,000	(70)
					$(528)
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $2,537,329,000, which represented 48.62% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	A portion of this security was pledged as collateral. The total value of pledged collateral was $283,000, which represented .01% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $97,387,000, which represented 1.87% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CDI = CREST Depository Interest
CAD = Canadian dollars
GBP = British pounds
¥ = Japanese yen
American Funds Insurance Series — Global Growth Fund — Page 5 of 176

Global Small Capitalization Fund
Investment portfolio
September 30, 2015
unaudited
Common stocks 84.62% Consumer discretionary 17.51%	Shares	Value (000)
Lions Gate Entertainment Corp.	2,460,000	$90,528
Domino’s Pizza, Inc.	423,300	45,678
zooplus AG, non-registered shares[1,2,3]	357,716	45,114
Cedar Fair, LP	687,000	36,143
Penske Automotive Group, Inc.	729,000	35,313
Ted Baker PLC[2]	517,162	25,119
BCA Marketplace PLC[1,2]	8,130,000	21,029
Eros International PLC, Class A1	759,296	20,645
Melco Crown Entertainment Ltd. (ADR)	1,432,000	19,704
Tele Columbus AG1,2	1,460,000	18,287
Five Below, Inc.[1]	513,000	17,226
Brinker International, Inc.	325,000	17,118
Poundland Group PLC[2]	3,718,064	15,777
Entertainment One Ltd.[2]	4,025,300	15,140
Hankook Tire Co., Ltd.[2]	418,940	14,046
ClubCorp Holdings, Inc.	640,000	13,734
Homeinns Hotel Group (ADR)[1]	475,250	13,659
Chow Sang Sang Holdings International Ltd.[2]	6,471,300	13,004
Stella International Holdings Ltd.[2]	5,262,000	12,900
Paddy Power PLC[2]	106,393	12,244
ServiceMaster Global Holdings, Inc.[1]	303,000	10,166
Inchcape PLC[2]	929,200	10,133
Melco International Development Ltd.[2]	8,216,000	10,129
John Wiley & Sons, Inc., Class A	189,000	9,456
China Lodging Group, Ltd. (ADR)[1]	379,000	9,221
Tesla Motors, Inc.[1]	35,000	8,694
NagaCorp Ltd.[2]	14,382,000	8,654
Mothercare PLC[1,2]	2,451,000	8,207
Rightmove PLC[2]	142,000	7,855
Toll Brothers, Inc.[1]	225,000	7,704
Netflix, Inc.[1]	74,000	7,641
OSIM International Ltd[2]	6,282,000	7,187
Hathway Cable and Datacom Ltd.[1,2,4]	11,750,000	6,404
Daily Mail and General Trust PLC, Class A, nonvoting[2]	485,000	5,540
Tarena International, Inc., Class A (ADR)[1]	576,000	5,460
Lands’ End, Inc.[1]	200,000	5,402
Playmates Toys Ltd.[2]	27,164,000	5,268
Intercontinental Hotels Group PLC[2]	149,530	5,171
Resorttrust, Inc.[2]	195,000	4,865
Belmond Ltd., Class A1	440,000	4,448
TravelCenters of America LLC[1]	400,000	4,132
Cie. Plastic Omnium SA2	178,600	4,094
American Axle & Manufacturing Holdings, Inc.[1]	202,000	4,028
Cabela’s Inc.[1]	86,000	3,922
Talwalkars Better Value Fitness Ltd.[2]	1,020,000	3,657
B2W - Cia. Digital, ordinary nominative[1]	919,300	3,446
American Funds Insurance Series — Global Small Capitalization Fund — Page 6 of 176

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
DO & CO AG, non-registered shares[2]	41,500	$3,362
Xiabuxiabu Catering Management (China) Holdings Co., Ltd.[2]	6,805,500	3,347
Brunello Cucinelli SpA[2]	178,865	3,245
POLYTEC Holding AG, non-registered shares[2]	364,350	2,772
I.T Limited[2]	9,630,000	2,527
SSI Group, Inc.[1,2]	18,000,000	2,357
GVC Holdings PLC[2]	374,748	2,312
PT Multipolar Tbk[2]	108,878,700	2,293
Greene King PLC[2]	180,000	2,169
Sitoy Group Holdings Ltd.[2]	4,206,000	2,086
Zhongsheng Group Holdings Ltd.[2]	5,067,500	2,061
Whistler Blackcomb Holdings Inc.	123,100	1,983
L’Occitane International SA2	879,671	1,841
Phorm Corp. Ltd.[1,2]	24,010,000	1,771
Dick Smith Holdings Ltd.[2]	1,663,000	1,511
International Housewares Retail Co. Ltd.[2]	7,067,000	1,493
Parkson Retail Asia Ltd.[2]	6,212,000	1,397
Ripley Corp SA	3,639,141	1,203
William Hill PLC[2]	205,200	1,091
Tuesday Morning Corp.[1]	200,000	1,082
Sa Sa International Holdings Ltd.[2]	2,548,000	987
Future Bright Holdings Ltd.[2]	8,472,000	946
START TODAY Co., Ltd.[2]	27,100	899
China Zenix Auto International Ltd. (ADR)[1]	428,500	433
PT Astra Otoparts Tbk[2]	3,416,900	362
Global Mediacom Tbk PT2	3,025,000	196
Mulberry Group PLC[1,2]	10,550	144
Five Star Travel Corp.[1,2,4]	219,739	47
Ten Alps PLC[1,2]	260,000	11
		719,220
Health care 17.46%
Ultragenyx Pharmaceutical Inc.[1]	736,206	70,904
bluebird bio, Inc.[1]	800,169	68,454
athenahealth, Inc.[1]	396,600	52,887
Endo International PLC[1]	759,224	52,599
GW Pharmaceuticals PLC (ADR)[1]	559,950	51,163
Hikma Pharmaceuticals PLC[2]	1,424,000	49,200
Illumina, Inc.[1]	273,800	48,140
EXACT Sciences Corp.[1]	2,656,609	47,792
Myriad Genetics, Inc.[1]	1,274,898	47,783
BioMarin Pharmaceutical Inc.[1]	383,500	40,390
Kite Pharma, Inc.[1]	495,539	27,592
Axovant Sciences Ltd.[1]	1,490,200	19,253
Neovasc Inc.[1]	3,002,195	14,831
Novadaq Technologies Inc.[1]	1,200,000	12,516
Ocular Therapeutix, Inc.[1]	887,780	12,482
Insulet Corp.[1]	417,033	10,805
CONMED Corp.	217,065	10,363
NuVasive, Inc.[1]	185,000	8,921
NantKwest, Inc.[1]	460,797	5,281
Conkwest, Inc.[1,2,4]	312,903	3,227
SSY Group Ltd.[2]	31,707,721	7,579
Teleflex Inc.	60,200	7,477
Team Health Holdings, Inc.[1]	122,500	6,619
American Funds Insurance Series — Global Small Capitalization Fund — Page 7 of 176

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Circassia Pharmaceuticals PLC[1,2]	1,386,406	$6,149
Hologic, Inc.[1]	140,000	5,478
Sawai Pharmaceutical Co., Ltd.[2]	88,400	5,163
Fisher & Paykel Healthcare Corp. Ltd.[2]	1,076,385	4,887
Genomma Lab Internacional, SAB de CV, Series B1	5,400,000	4,494
Puma Biotechnology, Inc.[1]	54,000	4,069
Mauna Kea Technologies SA1,2,3	958,400	2,981
PT Siloam International Hospitals Tbk[2]	3,330,300	2,821
OTCPharm PJSC[1,2]	706,865	2,488
EOS imaging SA1,2	380,000	2,319
QRxPharma Ltd.[1,2]	4,129,927	29
		717,136
Information technology 13.53%
Qorvo, Inc.[1]	1,783,038	80,326
AAC Technologies Holdings Inc.[2]	11,213,100	70,139
Palo Alto Networks, Inc.[1]	322,500	55,470
Semiconductor Manufacturing International Corp.[1,2]	358,447,500	32,393
Kakaku.com, Inc.[2]	1,605,000	26,095
YY Inc., Class A (ADR)[1]	363,000	19,798
Topcon Corp.[2]	1,360,510	17,789
Zoopla Property Group PLC[2]	5,616,720	17,776
Hamamatsu Photonics KK2	717,053	16,229
QLogic Corp.[1]	1,576,900	16,163
Cypress Semiconductor Corp.[1]	1,593,000	13,572
VTech Holdings Ltd.[2]	1,140,000	13,556
RIB Software AG2	699,167	10,987
Sonus Networks, Inc.[1]	1,882,500	10,768
Cray Inc.[1]	529,700	10,493
Inphi Corp.[1]	426,000	10,241
Cognex Corp.	290,000	9,967
Delta Electronics (Thailand) PCL[2]	3,667,800	8,907
Silicon Laboratories Inc.[1]	203,000	8,433
Goldpac Group Ltd.[2]	14,259,000	7,259
WEX Inc.[1]	82,900	7,199
Halma PLC[2]	632,100	6,915
Atmel Corp.	832,680	6,720
Aiming Inc.[1,2]	652,300	6,035
Suprema Inc.[2]	310,000	5,918
CDW Corp.	140,000	5,720
GoDaddy Inc., Class A1	203,200	5,123
Alten SA, non-registered shares[2]	85,500	4,392
iDreamSky Technology Ltd., Class A (ADR)[1]	429,000	4,333
Syntel, Inc.[1]	88,000	3,987
Persistent Systems Ltd.[2]	375,700	3,828
Jay Mart PCL[2]	15,621,250	3,796
ON Semiconductor Corp.[1]	370,000	3,478
Zebra Technologies Corp., Class A1	42,900	3,284
Taiyo Yuden Co., Ltd.[2]	240,000	3,135
Semtech Corp.[1]	191,000	2,884
Pandora Media, Inc.[1]	135,000	2,881
Ixia[1]	183,450	2,658
Finisar Corp.[1]	233,000	2,593
SciQuest, Inc.[1]	250,944	2,509
Veeco Instruments Inc.[1]	111,547	2,288
American Funds Insurance Series — Global Small Capitalization Fund — Page 8 of 176

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Viavi Solutions Inc.[1]	410,600	$2,205
M/A-COM Technology Solutions Holdings, Inc.[1]	73,215	2,123
QIWI PLC, Class B (ADR)	92,500	1,491
Lumentum Holdings Inc.[1]	82,120	1,392
Remark Media, Inc.[1]	250,952	1,104
Tangoe, Inc.[1]	144,100	1,038
		555,390
Industrials 9.94%
International Container Terminal Services, Inc.[2]	27,060,000	43,544
AA PLC[1,2]	7,606,604	32,680
ITT Corp.	801,000	26,777
Moog Inc., Class A1	432,100	23,364
JVM Co., Ltd.[1,2,3]	411,500	19,372
J. Kumar Infraprojects Ltd.[2]	1,300,000	15,691
ABM Industries Inc.	556,000	15,184
AKR Corporindo Tbk PT2	36,003,700	14,427
PARK24 Co., Ltd.[2]	715,800	13,467
Amara Raja Batteries Ltd.[2]	810,712	12,766
Summit Ascent Holdings Ltd.[1,2]	23,730,000	12,400
Carborundum Universal Ltd.[2]	5,090,000	12,387
Clean Harbors, Inc.[1]	262,800	11,555
Orbital ATK, Inc.	157,150	11,294
Waste Connections, Inc.	194,600	9,454
NORMA Group SE, non-registered shares[2]	180,718	8,869
Northgate PLC[2]	1,275,400	8,772
Intertek Group PLC[2]	235,000	8,663
PayPoint PLC[2]	520,000	8,046
Johnson Electric Holdings Ltd.[2]	2,378,000	7,841
Boer Power Holdings Ltd.[2]	4,569,000	7,742
Alliance Global Group, Inc.[2]	23,370,000	7,672
BELIMO Holding AG2	3,201	6,738
Unique Engineering and Construction PCL[2]	11,298,000	6,241
Gujarat Pipavav Port Ltd.[1,2]	1,985,000	5,628
Generac Holdings Inc.[1]	180,700	5,437
Bossard Holding AG2	54,647	5,121
Geberit AG2	16,500	5,052
KEYW Holding Corp.[1]	750,000	4,612
CJ Korea Express Co., Ltd.[1,2]	24,500	4,112
Aida Engineering, Ltd.[2]	432,000	3,583
CAE Inc.	337,000	3,571
INDUS Holding AG2	75,488	3,373
Frigoglass SAIC[1,2]	1,427,939	3,155
Landstar System, Inc.	46,600	2,958
CIMC Enric Holdings Ltd.[2]	5,016,000	2,873
Pegasus Hava Tasimaciligi AS1,2	385,000	2,248
Orient Overseas (International) Ltd.[2]	438,000	2,063
Chart Industries, Inc.[1]	103,900	1,996
Rheinmetall AG2	29,000	1,775
Shun Tak Holdings Ltd.[2]	3,756,000	1,427
TD Power Systems Ltd.[2]	286,208	1,311
COSCO Pacific Ltd.[2]	910,000	1,092
Avianca Holdings SA, preferred, restricted-voting (ADR)[1]	166,600	790
American Funds Insurance Series — Global Small Capitalization Fund — Page 9 of 176

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative[1]	604,000	$686
Rotork PLC[2]	217,300	543
		408,352
Financials 6.65%
Kotak Mahindra Bank Ltd.[2]	3,282,732	32,581
Kemper Corp.	700,000	24,759
Avanza Bank Holding AB2	602,547	24,753
Old Republic International Corp.	1,450,000	22,678
SVB Financial Group[1]	160,700	18,567
Shriram Transport Finance Co. Ltd.[2]	1,159,955	16,382
K. Wah International Holdings Ltd.[2]	39,420,410	15,747
Land and Houses PCL, nonvoting depository receipt[2]	69,190,000	15,382
WHA Corp. PCL, foreign[1,2]	126,162,750	11,006
Chailease Holding Co. Ltd.[2]	6,886,880	10,803
Endurance Specialty Holdings Ltd.	110,000	6,713
Altisource Residential Corp.	451,407	6,284
LSL Property Services PLC[2]	1,190,000	6,174
EFG International AG2	562,925	6,005
City Union Bank Ltd.[2]	4,125,000	5,786
Signature Bank[1]	42,000	5,778
Bank of Ireland[1,2]	14,099,515	5,480
Mahindra Lifespace Developers Ltd.[2]	681,356	4,910
Texas Capital Bancshares, Inc.[1]	91,600	4,802
Cathay General Bancorp, Inc.	155,000	4,644
Golden Wheel Tiandi Holdings Co. Ltd.[2]	50,254,000	4,641
Numis Corp. PLC[2]	1,118,302	3,980
Tune Ins Holdings Bhd.[2]	13,112,000	3,884
BankUnited, Inc.	82,000	2,931
Inversiones La Construcción SA	183,505	1,979
Lai Sun Development Co. Ltd.[2]	119,666,666	1,880
Premium Leisure Corp.[2]	80,900,000	1,703
National Bank of Pakistan[2]	3,370,000	1,651
Altisource Asset Management Corp.[1]	41,655	998
		272,881
Consumer staples 6.35%
Sprouts Farmers Market, Inc.[1]	3,722,926	78,554
Herbalife Ltd.[1]	579,500	31,583
COSMOS Pharmaceutical Corp.[2]	224,000	26,444
Puregold Price Club, Inc.[2]	37,418,000	24,842
Coca-Cola Icecek AS, Class C2	1,108,100	12,680
PZ Cussons PLC[2]	2,605,000	11,467
Avon Products, Inc.	3,432,600	11,156
SalMar ASA[2]	570,000	9,037
Hypermarcas SA, ordinary nominative[1]	2,253,800	8,687
Treasury Wine Estates Ltd.[2]	1,506,400	6,963
Emperador Inc.[2]	45,300,000	6,785
Petra Foods Ltd.[2]	3,730,000	6,583
Super Group Ltd.[2]	11,464,000	6,226
Kernel Holding SA2	493,041	5,848
Sundrug Co., Ltd.[2]	87,500	4,626
Del Monte Pacific Ltd.[2]	16,286,223	3,461
Stock Spirits Group PLC[2]	983,900	2,754
American Funds Insurance Series — Global Small Capitalization Fund — Page 10 of 176

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Lenta Ltd. (GDR)[1,2]	240,000	$1,800
Convenience Retail Asia Ltd.[2]	2,850,000	1,375
		260,871
Materials 3.58%
PolyOne Corp.	720,168	21,130
Sirius Minerals Plc[1,2]	72,415,210	20,799
Stillwater Mining Co.[1]	1,100,000	11,363
AptarGroup, Inc.	170,000	11,213
Time Technoplast Ltd.[2,3]	11,888,000	9,554
FUCHS PETROLUB SE2	225,371	8,665
Lundin Mining Corp.[1]	2,725,000	7,698
CPMC Holdings Ltd.[2]	12,800,000	6,891
Lenzing AG2	82,000	6,159
Silgan Holdings Inc.	109,000	5,672
Mayr-Melnhof Karton AG, non-registered shares[2]	45,300	5,229
Synthomer PLC[2]	900,000	4,640
United States Steel Corp.	400,000	4,168
Buzzi Unicem SPA[2]	220,000	3,687
Arkema SA2	56,300	3,653
Yingde Gases Group Co. Ltd.[2]	6,743,500	2,786
Greatview Aseptic Packaging Co. Ltd.[2]	5,000,000	2,324
Sylvania Platinum Ltd. (CDI)[1,2,3]	15,000,000	2,243
Nampak Ltd.[2]	1,187,849	2,215
HudBay Minerals Inc.	550,000	2,032
Kenmare Resources PLC[1,2]	54,706,150	1,599
Hummingbird Resources PLC[1,2]	3,475,000	1,274
Rusoro Mining Ltd.[1]	25,530,432	957
Huntsman Corp.	68,600	665
Sundance Resources Ltd.[1,2]	19,500,000	219
Orsu Metals Corp.[1]	588,231	11
Indochine Mining Ltd.[1,2,3]	73,199,466	—
		146,846
Energy 2.75%
InterOil Corp.[1]	1,184,235	39,921
Ophir Energy PLC[1,2]	8,552,492	11,648
Oasis Petroleum Inc.[1]	1,333,000	11,570
Amerisur Resources PLC[1,2]	27,117,360	10,278
Venture Global LNG, Inc., Class C1,2,3,5	2,760	8,280
Veresen Inc.	879,100	6,719
Victoria Oil & Gas PLC[1,2,3]	6,966,560	6,443
Exillon Energy PLC[1,2]	3,546,000	6,027
Lekoil Ltd. (CDI)[1,2]	16,491,600	5,298
Genel Energy PLC[1,2]	400,600	1,685
Circle Oil PLC[1,2]	22,687,000	1,504
Canadian Overseas Petroleum Ltd.[1,3,4]	19,225,000	576
Canadian Overseas Petroleum Ltd. (GBP denominated)[1,2,3]	6,050,000	183
Tethys Petroleum Ltd.[1]	10,075,550	604
Range Resources Ltd.[1,2]	66,264,500	568
Providence Resources PLC[1,2]	2,490,250	499
Cairn Energy PLC[1,2]	185,233	393
Borders & Southern Petroleum PLC[1,2]	7,028,100	337
BNK Petroleum Inc.[1]	756,920	216
International Petroleum Ltd.[1,2]	54,894,353	108
American Funds Insurance Series — Global Small Capitalization Fund — Page 11 of 176

unaudited
Common stocks Energy (continued)	Shares	Value (000)
African Petroleum Corp. Ltd.[1,2]	3,363,637	$99
Esrey Energy Ltd.[1]	825,000	40
		112,996
Utilities 1.87%
ENN Energy Holdings Ltd.[2]	9,515,700	45,914
CT Environmental Group Ltd.[2]	40,064,000	12,620
Glow Energy PCL[2]	3,930,000	9,225
Ratchaburi Electricity Generating Holding PCL[2]	2,300,000	3,394
Greenko Group PLC[1,2]	2,280,000	2,518
Mytrah Energy Ltd.[1,2]	1,700,000	1,621
Energy World Corp. Ltd.[1,2]	10,883,000	1,524
		76,816
Telecommunication services 0.09%
Total Access Communication PCL[2]	1,602,200	2,556
Hutchison Telecommunications Hong Kong Holdings Ltd.[2]	3,200,000	1,289
		3,845
Miscellaneous 4.89%
Other common stocks in initial period of acquisition		200,626
Total common stocks (cost: $3,229,188,000)		3,474,979
Rights & warrants 0.01% Materials 0.00%
Sirius Minerals Plc, warrants, expire 2015[1,2]	6,600,000	264
Energy 0.00%
Canadian Overseas Petroleum Ltd., warrants, expire 2017[1,3]	2,555,000	29
Range Resources Ltd., warrants, expire 2016[1,2]	33,500,000	—
		29
Miscellaneous 0.01%
Other rights & warrants in initial period of acquisition		366
Total rights & warrants (cost: $281,000)		659
Convertible stocks 0.15% Health care 0.15%
Stemcentrx, Inc., Series F-1, convertible preferred[2,5]	274,000	6,313
Total convertible stocks (cost: $3,307,000)		6,313
Bonds, notes & other debt instruments 0.26% U.S. Treasury bonds & notes 0.26% U.S. Treasury 0.26%	Principal amount (000)
U.S. Treasury 0.25% 2015	$10,675	10,677
Total bonds, notes & other debt instruments (cost: $10,676,000)		10,677
American Funds Insurance Series — Global Small Capitalization Fund — Page 12 of 176

unaudited
Short-term securities 14.50%	Principal amount (000)	Value (000)
Bank of Nova Scotia 0.31% due 11/9/2015[4]	$25,000	$24,997
Chariot Funding, LLC 0.40% due 12/15/2015[4]	34,000	33,977
Electricité de France 0.16%–0.18% due 10/23/2015–11/10/2015[4]	49,100	49,091
ExxonMobil Corp. 0.14% due 10/22/2015	15,400	15,399
Fannie Mae 0.23% due 3/1/2016	23,300	23,291
Federal Home Loan Bank 0.08%–0.21% due 10/9/2015–2/16/2016	246,500	246,487
KfW 0.25% due 11/9/2015[4]	25,613	25,610
Mitsubishi UFJ Trust and Banking Corp. 0.19%–0.29% due 11/3/2015–11/5/2015[4]	85,500	85,484
National Australia Bank Ltd. 0.15% due 10/9/2015[4]	25,000	25,000
Nordea Bank AB 0.28% due 10/9/2015[4]	17,000	17,000
Reckitt Benckiser Treasury Services PLC 0.32% due 12/4/2015[4]	10,750	10,746
Total Capital Canada Ltd. 0.22% due 11/12/2015[4]	38,200	38,193
Total short-term securities (cost: $595,187,000)		595,275
Total investment securities 99.54% (cost: $3,838,639,000)		4,087,903
Other assets less liabilities 0.46%		18,792
Net assets 100.00%		$4,106,695
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $41,609,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation at 9/30/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	10/26/2015	Barclays Bank PLC	$366	A$500	$15
Australian dollars	11/25/2015	UBS AG	$349	A$500	—
British pounds	10/9/2015	Citibank	$18,677	£12,070	419
British pounds	10/21/2015	Bank of New York Mellon	$41,181	£26,517	1,072
Euros	10/20/2015	HSBC Bank	$4,255	€3,762	50
Japanese yen	10/23/2015	UBS AG	$4,422	¥528,290	17
Singapore dollars	11/24/2015	Barclays Bank PLC	$6,447	S$9,040	106
					$1,679
American Funds Insurance Series — Global Small Capitalization Fund — Page 13 of 176

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended September 30, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2015 (000)
zooplus AG, non-registered shares[1,2]	357,716	—	—	357,716	$—	$45,114
JVM Co., Ltd.[1,2]	411,500	—	—	411,500	—	19,372
Time Technoplast Ltd.[2]	11,888,000	—	—	11,888,000	90	9,554
Venture Global LNG, Inc., Class C1,2,5	—	2,760	—	2,760	—	8,280
Victoria Oil & Gas PLC[1,2]	6,966,560	—	—	6,966,560	—	6,443
Mauna Kea Technologies SA1,2	881,400	77,000	—	958,400	—	2,981
Sylvania Platinum Ltd. (CDI)[1,2]	15,000,000	—	—	15,000,000	—	2,243
Canadian Overseas Petroleum Ltd.[1,4]	19,225,000	—	—	19,225,000	—	576
Canadian Overseas Petroleum Ltd. (GBP denominated)[1,2]	6,050,000	—	—	6,050,000	—	183
Canadian Overseas Petroleum Ltd., warrants, expire 2017[1]	2,555,000	—	—	2,555,000	—	29
Indochine Mining Ltd.[1,2]	73,199,466	—	—	73,199,466	—	—
Airesis SA6	3,231,392	—	3,231,392	—	—	—
Wildhorse Energy Ltd.[6]	540,900	—	540,900	—	—	—
Wildhorse Energy Ltd. (CDI)[6]	240,859	540,900	781,759	—	—	—
Wildhorse Energy Ltd., rights, expire 2015[6]	2,704,500	—	2,704,500	—	—	—
Wildhorse Energy Ltd., rights, expire 2015 (GBP denominated)[6]	1,204,295	—	1,204,295	—	—	—
					$90	$94,775
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,579,807,000, which represented 38.47% of the net assets of the fund. This amount includes $1,553,824,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $320,352,000, which represented 7.80% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Unaffiliated issuer at 9/30/2015.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Venture Global LNG, Inc., Class C	5/1/2015	$8,280	$8,280.20%
Stemcentrx, Inc., Series F-1, convertible preferred	6/10/2014	3,307	6,313.15
Total private placement securities		$11,587	$14,593.35%

Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
A$ = Australian dollars
€ = Euros
GBP/£ = British pounds
¥ = Japanese yen
S$ = Singapore dollars
American Funds Insurance Series — Global Small Capitalization Fund — Page 14 of 176

Growth Fund
Investment portfolio
September 30, 2015
unaudited
Common stocks 96.54% Consumer discretionary 21.01%	Shares	Value (000)
Amazon.com, Inc.[1]	2,305,216	$1,180,017
Home Depot, Inc.	6,170,000	712,573
Comcast Corp., Class A	8,785,000	499,691
Twenty-First Century Fox, Inc., Class A	9,390,000	253,342
NIKE, Inc., Class B	1,340,000	164,780
Starbucks Corp.	2,685,000	152,615
Tiffany & Co.	1,689,000	130,425
Ulta Salon, Cosmetics & Fragrance, Inc.[1]	771,100	125,959
Luxottica Group SpA[2]	1,739,000	120,885
MGM Resorts International[1]	6,522,900	120,348
Charter Communications, Inc., Class A1	566,000	99,531
Lowe’s Companies, Inc.	1,285,680	88,609
Netflix, Inc.[1]	805,000	83,124
Johnson Controls, Inc.	1,970,000	81,479
Expedia, Inc.	578,000	68,019
Tesla Motors, Inc.[1]	268,000	66,571
Walt Disney Co.	550,000	56,210
CBS Corp., Class B	1,360,000	54,264
L’Occitane International SA2	23,700,000	49,600
Toyota Motor Corp.[2]	765,000	44,993
Markit Ltd.[1]	1,176,900	34,130
Ralph Lauren Corp., Class A	273,000	32,258
Sturm, Ruger & Co., Inc.	525,900	30,865
Domino’s Pizza, Inc.	275,000	29,675
Chipotle Mexican Grill, Inc.[1]	38,500	27,730
Wynn Resorts, Ltd.	276,140	14,669
Carnival Corp., units	290,000	14,413
Wynn Macau, Ltd.[2]	4,049,600	4,644
		4,341,419
Information technology 20.64%
Microsoft Corp.	13,810,000	611,231
ASML Holding NV (New York registered)	3,444,016	303,005
ASML Holding NV2	1,808,186	158,528
Facebook, Inc., Class A1	4,052,685	364,336
Visa Inc., Class A	4,332,000	301,767
Google Inc., Class A1	249,000	158,954
Google Inc., Class C1	220,625	134,233
Avago Technologies Ltd.	2,193,300	274,184
salesforce.com, inc.[1]	3,725,000	258,627
Apple Inc.	2,256,300	248,870
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	48,298,000	192,733
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,425,392	29,577
Nintendo Co., Ltd.[2]	1,114,960	188,363
NetSuite Inc.[1]	1,520,597	127,578
LinkedIn Corp., Class A1	544,594	103,544
American Funds Insurance Series — Growth Fund — Page 15 of 176

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Hexagon AB, Class B2	3,152,551	$96,482
Murata Manufacturing Co., Ltd.[2]	672,000	87,271
Adobe Systems Inc.[1]	1,000,000	82,220
Twitter, Inc.[1]	2,775,000	74,759
Dolby Laboratories, Inc., Class A	2,166,221	70,619
Autodesk, Inc.[1]	1,310,000	57,823
Amphenol Corp., Class A	935,000	47,648
Intel Corp.	1,580,000	47,621
Intuit Inc.	485,000	43,044
MercadoLibre, Inc.	405,700	36,943
Finisar Corp.[1]	2,554,000	28,426
PayPal Holdings, Inc.[1]	907,000	28,153
TE Connectivity Ltd.	390,000	23,357
Demandware, Inc.[1]	425,000	21,964
Texas Instruments Inc.	385,000	19,065
Marvell Technology Group Ltd.	1,850,000	16,743
Workday, Inc., Class A1	228,700	15,748
VeriSign, Inc.[1]	185,000	13,054
		4,266,470
Health care 18.39%
Incyte Corp.[1]	3,917,500	432,218
Express Scripts Holding Co.[1]	4,793,208	388,058
UnitedHealth Group Inc.	3,330,000	386,313
Regeneron Pharmaceuticals, Inc.[1]	702,400	326,714
Hologic, Inc.[1]	7,123,000	278,723
Vertex Pharmaceuticals Inc.[1]	2,480,000	258,267
Centene Corp.[1]	4,104,200	222,571
Humana Inc.	993,200	177,783
Myriad Genetics, Inc.[1]	3,422,500	128,275
Thermo Fisher Scientific Inc.	1,010,000	123,503
Biogen Inc.[1]	400,500	116,870
Gilead Sciences, Inc.	1,070,000	105,063
Merck & Co., Inc.	1,870,000	92,359
Agios Pharmaceuticals, Inc.[1]	1,292,120	91,211
Medtronic PLC	1,170,000	78,320
Intuitive Surgical, Inc.[1]	155,800	71,603
Quintiles Transnational Holdings Inc.[1]	825,000	57,395
Boston Scientific Corp.[1]	3,100,000	50,871
Intercept Pharmaceuticals, Inc.[1]	306,200	50,786
Abbott Laboratories	1,157,200	46,543
Baxter International Inc.	1,397,119	45,895
Baxalta Inc.	1,397,119	44,023
bluebird bio, Inc.[1]	428,000	36,615
Alnylam Pharmaceuticals, Inc.[1]	431,000	34,635
Novartis AG2	350,000	32,240
PerkinElmer, Inc.	600,000	27,576
HeartWare International, Inc.[1]	469,499	24,560
Eli Lilly and Co.	290,000	24,270
Novo Nordisk A/S, Class B2	355,000	19,108
Bristol-Myers Squibb Co.	240,000	14,208
St. Jude Medical, Inc.	150,000	9,464
InnovaCare Inc.[1,2,3]	2,843,000	4,620
		3,800,660
American Funds Insurance Series — Growth Fund — Page 16 of 176

unaudited
Common stocks Financials 13.41%	Shares	Value (000)
Wells Fargo & Co.	10,751,096	$552,069
Berkshire Hathaway Inc., Class A1	1,710	333,860
Berkshire Hathaway Inc., Class B1	363,734	47,431
Capital One Financial Corp.	2,405,000	174,411
PNC Financial Services Group, Inc.	1,898,600	169,355
Legal & General Group PLC[2]	45,158,246	163,070
American Express Co.	2,000,000	148,260
Onex Corp.	2,342,800	135,231
American International Group, Inc.	2,333,300	132,578
Arch Capital Group Ltd.[1]	1,800,000	132,246
JPMorgan Chase & Co.	2,053,720	125,215
American Tower Corp.	1,175,000	103,376
Goldman Sachs Group, Inc.	434,400	75,481
ACE Ltd.	707,366	73,142
FCB Financial Holdings, Inc., Class A1,4	1,890,000	61,652
Leucadia National Corp.	2,589,740	52,468
Financial Engines, Inc.	1,365,000	40,227
Bank of America Corp.	2,140,000	33,341
CME Group Inc., Class A	350,100	32,468
First Republic Bank	495,000	31,071
W. R. Berkley Corp.	550,000	29,903
Iron Mountain Inc.	840,500	26,072
Legg Mason Partners Equity Fund	565,000	23,510
Crown Castle International Corp.	265,000	20,901
Charles Schwab Corp.	590,000	16,850
Morgan Stanley	411,000	12,947
MB Financial, Inc.	385,862	12,595
PacWest Bancorp	250,000	10,703
		2,770,433
Consumer staples 7.95%
Costco Wholesale Corp.	2,330,000	336,848
Philip Morris International Inc.	3,280,000	260,202
Coca-Cola Co.	4,670,000	187,360
Kerry Group PLC, Class A2	2,000,000	150,394
Kroger Co.	3,400,000	122,638
Constellation Brands, Inc., Class A	846,800	106,028
CVS Health Corp.	1,090,000	105,163
Herbalife Ltd.[1]	1,704,594	92,900
Walgreens Boots Alliance, Inc.	875,000	72,713
Glanbia PLC[2]	3,043,077	56,660
Coca-Cola Enterprises, Inc.	945,599	45,720
Sprouts Farmers Market, Inc.[1]	2,013,800	42,491
TreeHouse Foods, Inc.[1]	472,766	36,777
Pinnacle Foods Inc.	425,000	17,799
Reynolds American Inc.	190,000	8,411
		1,642,104
Industrials 7.25%
Boeing Co.	2,250,000	294,638
Oshkosh Corp.[4]	4,947,000	179,725
Rockwell Collins, Inc.	1,775,000	145,266
Union Pacific Corp.	1,500,000	132,615
General Dynamics Corp.	695,000	95,875
Grafton Group PLC, units[2]	7,866,000	79,590
American Funds Insurance Series — Growth Fund — Page 17 of 176

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
MTU Aero Engines AG2	751,034	$62,730
Meggitt PLC[2]	8,613,050	62,189
Fastenal Co.	1,590,000	58,210
Robert Half International Inc.	1,100,000	56,276
Precision Castparts Corp.	235,000	53,982
Stericycle, Inc.[1]	375,000	52,241
Cummins Inc.	475,000	51,576
Norfolk Southern Corp.	478,809	36,581
TransDigm Group Inc.[1]	169,000	35,897
Caterpillar Inc.	490,000	32,026
Northrop Grumman Corp.	187,600	31,132
Masco Corp.	722,000	18,180
American Airlines Group Inc.	417,300	16,204
United Continental Holdings, Inc.[1]	72,000	3,820
		1,498,753
Energy 5.75%
Concho Resources Inc.[1]	2,065,000	202,990
Suncor Energy Inc.	5,502,090	147,148
Noble Energy, Inc.	3,863,000	116,585
Weatherford International PLC[1]	11,315,007	95,951
Pioneer Natural Resources Co.	749,000	91,108
Chevron Corp.	1,000,000	78,880
Schlumberger Ltd.	1,100,000	75,867
Plains GP Holdings, LP, Class A	3,471,872	60,758
Core Laboratories NV	561,198	56,008
Cimarex Energy Co.	419,700	43,011
Peyto Exploration & Development Corp.	1,870,000	38,885
EOG Resources, Inc.	527,400	38,395
Royal Dutch Shell PLC, Class B (ADR)	760,100	36,090
FMC Technologies, Inc.[1]	1,035,000	32,085
Enbridge Inc. (CAD denominated)	751,975	27,921
Murphy Oil Corp.	956,000	23,135
Tourmaline Oil Corp.[1]	547,000	12,735
Cobalt International Energy, Inc.[1]	1,351,100	9,566
Paramount Resources Ltd.[1]	61,000	450
		1,187,568
Materials 0.88%
Potash Corp. of Saskatchewan Inc.	4,000,000	82,200
E.I. du Pont de Nemours and Co.	900,000	43,380
Praxair, Inc.	220,000	22,409
HudBay Minerals Inc.	5,617,200	20,751
FMC Corp.	397,400	13,476
		182,216
Telecommunication services 0.19%
T-Mobile US, Inc.[1]	650,000	25,876
Vodafone Group PLC[2]	4,300,000	13,597
		39,473
American Funds Insurance Series — Growth Fund — Page 18 of 176

unaudited
Common stocks Utilities 0.15%	Shares	Value (000)
Exelon Corp.	1,025,000	$30,443
KGen Power Corp.[1,2,4,5]	3,166,128	1,076
		31,519
Miscellaneous 0.92%
Other common stocks in initial period of acquisition		189,670
Total common stocks (cost: $14,230,119,000)		19,950,285
Rights & warrants 0.02% Energy 0.02%
Kinder Morgan, Inc., warrants, expire 2017[1]	5,585,520	5,139
Total rights & warrants (cost: $20,066,000)		5,139
Convertible stocks 0.05% Consumer discretionary 0.05%
Uber Technologies, Inc., Series F, convertible preferred[2,5]	268,677	10,650
Total convertible stocks (cost: $10,650,000)		10,650
Short-term securities 3.35%	Principal amount (000)
Apple Inc. 0.11% due 10/19/2015–10/26/2015[3]	$52,300	52,295
Caterpillar Financial Services Corp. 0.14% due 10/21/2015	25,000	24,998
ExxonMobil Corp. 0.13% due 11/2/2015	23,900	23,897
Fannie Mae 0.12%–0.17% due 11/3/2015–1/4/2016	177,900	177,893
Federal Farm Credit Banks 0.18% due 1/21/2016	35,000	34,995
Federal Home Loan Bank 0.09%–0.24% due 10/5/2015–1/26/2016	153,425	153,416
Freddie Mac 0.16%–0.23% due 1/6/2016–2/3/2016	102,300	102,289
Jupiter Securitization Co., LLC 0.32%–0.43% due 11/18/2015–1/13/2016[3]	61,400	61,354
Microsoft Corp. 0.18% due 10/20/2015[3]	21,200	21,199
United Parcel Service Inc. 0.10%–0.16% due 10/14/2015–11/5/2015[3]	39,300	39,297
Total short-term securities (cost: $691,471,000)		691,633
Total investment securities 99.96% (cost: $14,952,306,000)		20,657,707
Other assets less liabilities 0.04%		7,732
Net assets 100.00%		$20,665,439
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Growth Fund — Page 19 of 176

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended September 30, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2015 (000)
Oshkosh Corp.	4,947,000	—	—	4,947,000	$2,523	$179,725
Myriad Genetics, Inc.[1]	3,480,000	—	57,500	3,422,500	—	128,275
FCB Financial Holdings, Inc., Class A1	265,000	1,625,000	—	1,890,000	—	61,652
KGen Power Corp.[1,2,5]	3,166,128	—	—	3,166,128	—	1,076
					$2,523	$370,728
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,599,423,000, which represented 7.74% of the net assets of the fund. This amount includes $1,583,077,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $178,765,000, which represented .87% of the net assets of the fund.
[4]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Uber Technologies, Inc., Series F, convertible preferred	5/22/2015	$10,650	$10,650.05%
KGen Power Corp.	12/19/2006	1,203	1,076.01
Total private placement securities		$ 11,853	$ 11,726.06%

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Growth Fund — Page 20 of 176

International Fund
Investment portfolio
September 30, 2015
unaudited
Common stocks 88.96% Financials 19.99%	Shares	Value (000)
Barclays PLC[1]	47,214,347	$174,554
AIA Group Ltd.[1]	30,360,700	158,074
HDFC Bank Ltd.[1]	6,684,908	131,141
HDFC Bank Ltd. (ADR)	366,700	22,402
Cheung Kong Property Holdings Ltd.[1]	15,190,836	111,331
Prudential PLC[1]	4,380,265	92,601
Credit Suisse Group AG1	2,751,171	66,187
BNP Paribas SA1	966,046	56,886
UBS Group AG1	3,019,651	55,958
Commerzbank AG, non-registered shares[1,2]	4,107,954	43,241
Sun Hung Kai Properties Ltd.[1]	2,998,666	39,085
UniCredit SpA[1]	6,051,905	37,717
Housing Development Finance Corp. Ltd.[1]	1,990,000	36,868
Sberbank of Russia (ADR)[1]	6,554,000	32,432
Kotak Mahindra Bank Ltd.[1]	3,238,848	32,145
Henderson Land Development Co. Ltd.[1]	5,316,095	31,817
Ayala Land, Inc.[1]	39,175,500	28,586
HSBC Holdings PLC (HKD denominated)[1]	3,383,252	25,298
Siam Commercial Bank PCL[1]	6,825,004	25,285
Axis Bank Ltd.[1]	3,222,055	24,417
Wharf (Holdings) Ltd.[1]	3,880,000	21,924
Metropolitan Bank & Trust Co.[1]	12,130,000	21,195
Resona Holdings, Inc.[1]	3,877,300	19,810
ING Groep NV, depository receipts[1]	1,183,000	16,794
Société Générale[1]	350,575	15,682
Investor AB, Class B1	407,632	14,030
Assicurazioni Generali SpA[1]	665,000	12,197
AXA SA1	497,312	12,073
Bankia, SA1	8,239,309	10,676
China Overseas Land & Investment Ltd.[1]	3,415,000	10,422
Svenska Handelsbanken AB, Class A1	690,000	9,913
AEON Financial Service Co., Ltd.[1]	489,900	9,700
RSA Insurance Group PLC[1]	1,542,100	9,415
RioCan Real Estate Investment Trust	427,821	8,165
Royal Bank of Canada	135,000	7,465
Investment AB Kinnevik, Class B1	256,233	7,336
Bank of the Philippine Islands[1]	4,130,000	7,100
Hana Financial Group Inc.[1]	315,000	7,038
Standard Chartered PLC[1]	260,000	2,528
Standard Chartered PLC (HKD denominated)[1]	260,000	2,514
		1,452,002
Health care 12.52%
Novartis AG1	3,713,500	342,068
Bayer AG1	754,771	96,466
Grifols, SA, Class B, preferred nonvoting, non-registered shares[1]	1,735,509	53,634
American Funds Insurance Series — International Fund — Page 21 of 176

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Grifols, SA, Class A, non-registered shares[1]	440,500	$18,221
Grifols, SA, Class B (ADR)	396,845	12,064
UCB SA1	975,700	76,366
Takeda Pharmaceutical Co. Ltd.[1]	1,445,400	63,709
Novo Nordisk A/S, Class B1	1,096,000	58,991
Fresenius SE & Co. KGaA[1]	691,806	46,400
Fresenius Medical Care AG & Co. KGaA[1]	537,000	41,874
Merck KGaA[1]	420,900	37,263
Astellas Pharma Inc.[1]	1,867,000	24,238
Chugai Pharmaceutical Co., Ltd.[1]	581,000	17,882
Dr. Reddy’s Laboratories Ltd.[1]	212,661	13,493
Sysmex Corp.[1]	90,000	4,759
OTCPharm PJSC[1,2]	705,600	2,483
		909,911
Consumer discretionary 12.02%
Numericable-SFR, non-registered shares[1,2]	2,011,856	93,182
Altice NV, Class A1,2	3,042,381	63,657
Altice NV, Class B1,2	1,014,127	22,624
Toyota Motor Corp.[1]	1,380,700	81,205
Sands China Ltd.[1]	17,286,000	52,575
Kering SA1	258,433	42,299
H & M Hennes & Mauritz AB, Class B1	1,132,000	41,390
Li & Fung Ltd.[1]	50,242,000	38,600
Hyundai Motor Co.[1]	260,006	36,163
Techtronic Industries Co. Ltd.[1]	9,666,000	36,001
Hyundai Mobis Co., Ltd.[1]	173,754	33,755
PT Surya Citra Media Tbk[1]	176,000,000	33,115
Mahindra & Mahindra Ltd.[1]	1,712,000	33,035
Melco Crown Entertainment Ltd. (ADR)	1,985,000	27,314
JD.com, Inc., Class A (ADR)[2]	826,500	21,539
Galaxy Entertainment Group Ltd.[1]	8,363,000	21,477
Volkswagen AG, nonvoting preferred[1]	169,708	18,559
Global Brands Group Holding Ltd.[1,2]	89,100,000	18,536
Cie. Générale des Établissements Michelin[1]	198,934	18,153
Naspers Ltd., Class N1	140,000	17,566
Shangri-La Asia Ltd.[1]	19,304,571	16,692
Kingfisher PLC[1]	3,037,000	16,515
Astra International Tbk PT1	39,221,800	14,047
B&M European Value Retail SA1	2,427,000	11,969
Kia Motors Corp.[1]	230,000	10,433
SEGA SAMMY HOLDINGS INC.[1]	1,020,000	9,987
Panasonic Corp.[1]	840,500	8,533
Renault SA1	94,548	6,792
Tele Columbus AG1,2	495,000	6,200
Genting Singapore PLC[1]	11,836,000	6,035
Tata Motors Ltd.[1,2]	1,242,667	5,672
Prada SpA[1]	1,340,000	5,159
Liberty Global PLC, Class A2	106,300	4,565
		873,344
Information technology 11.41%
Tencent Holdings Ltd.[1]	8,961,500	150,719
Baidu, Inc., Class A (ADR)[2]	1,047,400	143,923
Nintendo Co., Ltd.[1]	681,000	115,049
American Funds Insurance Series — International Fund — Page 22 of 176

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Samsung Electronics Co., Ltd.[1]	108,419	$104,266
ASML Holding NV1	685,834	60,129
Murata Manufacturing Co., Ltd.[1]	382,400	49,662
Gemalto NV1	708,864	46,009
MediaTek Inc.[1]	5,924,000	44,209
Samsung SDI Co., Ltd.[1]	254,899	23,451
Tech Mahindra Ltd.[1]	2,210,414	18,816
Alibaba Group Holding Ltd. (ADR)[2]	298,800	17,620
Infineon Technologies AG1	1,508,440	16,952
Keyence Corp.[1]	24,600	11,014
Yandex NV, Class A2	852,600	9,148
Samsung Electro-Mechanics Co., Ltd.[1]	148,000	8,069
Mail.Ru Group Ltd. (GDR)[1,2]	307,000	5,352
Delta Electronics, Inc.[1]	918,000	4,328
		828,716
Industrials 11.03%
Airbus Group SE, non-registered shares[1]	2,250,014	133,642
Safran SA1	962,000	72,586
SMC Corp.[1]	324,800	71,337
Jardine Matheson Holdings Ltd.[1]	1,091,600	51,606
CK Hutchison Holdings Ltd.[1]	3,350,836	43,637
Ryanair Holdings PLC (ADR)	531,500	41,617
Babcock International Group PLC[1]	2,519,615	34,855
Bureau Veritas SA1	1,596,096	33,673
Toshiba Corp.[1]	12,474,000	31,501
Legrand SA1	545,750	29,015
Groupe Eurotunnel SE1	2,024,403	27,573
KONE Oyj, Class B1	718,911	27,392
VINCI SA1	412,700	26,243
International Container Terminal Services, Inc.[1]	13,312,000	21,421
Nidec Corp.[1]	310,000	21,358
China State Construction International Holdings Ltd.[1]	13,878,000	19,899
Ashtead Group PLC (United Kingdom)[1]	1,169,000	16,499
Deutsche Post AG1	549,000	15,194
Komatsu Ltd.[1]	1,008,000	14,836
Recruit Holdings Co., Ltd.[1]	480,000	14,439
International Consolidated Airlines Group, SA (CDI)[1,2]	1,485,000	13,253
Siemens AG1	143,300	12,803
DP World Ltd.[1]	500,859	10,666
Kühne + Nagel International AG1	77,500	9,974
Capita PLC[1]	353,500	6,420
		801,439
Consumer staples 6.16%
Nestlé SA1	1,351,700	101,792
Pernod Ricard SA1	799,200	80,700
Associated British Foods PLC[1]	1,443,588	73,163
British American Tobacco PLC[1]	612,000	33,823
AMOREPACIFIC Corp.[1]	98,200	32,051
Japan Tobacco Inc.[1]	570,000	17,731
Uni-Charm Corp.[1]	870,000	15,438
Marine Harvest ASA[1,2]	1,129,063	14,423
Reckitt Benckiser Group PLC[1]	119,000	10,802
Tesco PLC[1]	3,580,000	9,948
American Funds Insurance Series — International Fund — Page 23 of 176

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Indofood Sukses Makmur Tbk PT1	24,400,000	$9,242
SABMiller PLC[1]	155,400	8,806
Orion Corp.[1]	10,790	8,612
Kao Corp.[1]	166,000	7,542
Thai Beverage PCL[1]	15,300,000	7,389
Treasury Wine Estates Ltd.[1]	1,341,000	6,199
Wal-Mart de México, SAB de CV, Series V	2,065,000	5,071
Hypermarcas SA, ordinary nominative[2]	1,280,000	4,933
		447,665
Materials 4.51%
Syngenta AG1	172,250	55,324
HeidelbergCement AG1	645,931	44,229
Rio Tinto PLC[1]	1,062,000	35,629
Grasim Industries Ltd.[1]	502,785	27,966
Grasim Industries Ltd. (GDR)[1]	131,304	7,303
BASF SE1	401,500	30,636
First Quantum Minerals Ltd.	7,199,000	26,379
Linde AG1	137,700	22,305
CRH PLC[1]	798,000	21,110
Fortescue Metals Group Ltd.[1]	12,847,000	16,509
Amcor Ltd.[1]	1,240,000	11,520
ArcelorMittal[1]	1,846,400	9,647
Vale SA, Class A, preferred nominative (ADR)	2,265,000	7,588
Givaudan SA1	4,082	6,651
Akzo Nobel NV1	73,350	4,769
		327,565
Utilities 4.33%
Power Grid Corp. of India Ltd.[1]	61,099,189	123,456
Cheung Kong Infrastructure Holdings Ltd.[1]	6,938,000	62,233
ENN Energy Holdings Ltd.[1]	10,984,000	52,998
SSE PLC[1]	1,525,004	34,585
China Gas Holdings Ltd.[1]	10,270,000	14,217
Red Eléctrica de Corporación, SA1	169,000	14,039
Engie SA1	605,515	9,805
PT Perusahaan Gas Negara (Persero) Tbk[1]	17,190,300	2,987
		314,320
Telecommunication services 3.35%
SoftBank Group Corp.[1]	1,869,200	86,003
China Mobile Ltd.[1]	2,346,000	28,000
KDDI Corp.[1]	989,600	22,161
Idea Cellular Ltd.[1]	9,700,182	22,141
MTN Group Ltd.[1]	1,318,600	16,976
TalkTalk Telecom Group PLC[1]	3,543,000	16,881
Intouch Holdings PCL, nonvoting depository receipts[1]	4,965,000	9,960
Intouch Holdings PCL[1]	3,391,000	6,803
China Telecom Corp. Ltd., Class H1	32,600,000	15,796
Bharti Airtel Ltd.[1]	2,530,000	13,057
Advanced Info Service PCL[1]	706,000	4,402
China Unicom (Hong Kong) Ltd.[1]	944,000	1,200
		243,380
American Funds Insurance Series — International Fund — Page 24 of 176

unaudited
Common stocks Energy 2.88%	Shares	Value (000)
Royal Dutch Shell PLC, Class B1	1,730,000	$41,035
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	461,000	10,871
Oil Search Ltd.[1]	7,640,000	38,738
BG Group PLC[1]	1,689,344	24,360
Canadian Natural Resources, Ltd.	965,700	18,808
BP PLC[1]	3,444,137	17,457
Technip SA1	226,005	10,678
Tullow Oil PLC (Ireland)[1,2]	4,034,000	10,366
TOTAL SA1	209,000	9,423
Suncor Energy Inc.	321,000	8,585
Gazprom PJSC (ADR)[1]	1,713,500	6,916
Eni SpA[1]	425,000	6,687
Repsol, SA, non-registered shares[1]	484,853	5,650
		209,574
Miscellaneous 0.76%
Other common stocks in initial period of acquisition		54,956
Total common stocks (cost: $6,285,383,000)		6,462,872
Bonds, notes & other debt instruments 1.25% U.S. Treasury bonds & notes 0.53% U.S. Treasury 0.53%	Principal amount (000)
U.S. Treasury 0.375% 2015[3]	$38,400	38,415
Total U.S. Treasury bonds & notes		38,415
Corporate bonds & notes 0.52% Materials 0.48%
First Quantum Minerals Ltd. 7.00% 2021[4]	3,725	2,431
First Quantum Minerals Ltd. 7.25% 2022[4]	25,720	16,011
FMG Resources 9.75% 2022[4]	17,728	16,553
		34,995
Energy 0.04%
Genel Energy Finance 3 Ltd. 7.50% 2019[4]	3,000	2,483
Total corporate bonds & notes		37,478
Bonds & notes of governments & government agencies outside the U.S. 0.20%
Brazil (Federal Republic of) 10.00% 2025	BRL40,000	7,378
Brazil (Federal Republic of) 6.00% 2050[5]	34,248	7,166
		14,544
Total bonds, notes & other debt instruments (cost: $100,325,000)		90,437
Short-term securities 9.16%
Bank of Montreal 0.24% due 12/17/2015	$30,000	30,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.16% due 10/7/2015	50,000	49,998
CAFCO, LLC 0.14% due 11/16/2015	15,000	14,997
Canada Bill 0.12% due 10/23/2015	30,000	29,998
ExxonMobil Corp. 0.09% due 10/15/2015	31,000	30,998
Fannie Mae 0.17% due 1/4/2016	25,000	24,998
Federal Home Loan Bank 0.11%–0.22% due 11/6/2015–1/27/2016	223,100	223,094
Freddie Mac 0.20% due 2/24/2016	50,000	49,984
American Funds Insurance Series — International Fund — Page 25 of 176

unaudited
Short-term securities	Principal amount (000)	Value (000)
General Electric Co. 0.10% due 10/1/2015	$12,200	$12,200
John Deere Financial Ltd. 0.18% due 10/13/2015[4]	29,000	28,999
KfW 0.21% due 10/23/2015[4]	67,000	66,997
Nordea Bank AB 0.32% due 12/8/2015[4]	25,000	24,991
Paccar Financial Corp. 0.12% due 11/2/2015	10,000	9,999
Svenska Handelsbanken Inc. 0.30% due 12/1/2015[4]	44,700	44,682
Victory Receivables Corp. 0.21% due 10/13/2015[4]	23,600	23,598
Total short-term securities (cost: $665,429,000)		665,533
Total investment securities 99.37% (cost: $7,051,137,000)		7,218,842
Other assets less liabilities 0.63%		45,898
Net assets 100.00%		$7,264,740
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $181,640,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 9/30/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	11/25/2015	UBS AG	$2,445	A$3,500	$(4)
British pounds	10/8/2015	UBS AG	$78,659	£50,000	3,025
Euros	10/8/2015	HSBC Bank	$4,079	€3,666	(17)
Euros	10/19/2015	Bank of America, N.A.	$19,562	€17,345	175
Japanese yen	10/5/2015	Barclays Bank PLC	$43,885	¥5,269,000	(38)
Japanese yen	10/14/2015	Barclays Bank PLC	$11,726	¥1,413,000	(55)
Japanese yen	10/23/2015	UBS AG	$19,652	¥2,348,000	74
South Korean won	11/6/2015	JPMorgan Chase	$3,547	KRW4,147,605	52
					$3,212
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $6,073,893,000, which represented 83.61% of the net assets of the fund. This amount includes $6,066,590,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	A portion of this security was pledged as collateral. The total value of pledged collateral was $14,000, which represented less than .01% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $226,745,000, which represented 3.12% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations and symbols
ADR = American Depositary Receipts	A$ = Australian dollars	GBP/£ = British pounds
CDI = CREST Depository Interest	BRL = Brazilian reais	HKD = Hong Kong dollars
GDR = Global Depositary Receipts	€ = Euros	¥ = Japanese yen
KRW = South Korean won
American Funds Insurance Series — International Fund — Page 26 of 176

New World Fund®
Investment portfolio
September 30, 2015
unaudited
Common stocks 75.72% Information technology 14.03%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	10,222,000	$40,791
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	540,000	11,205
AAC Technologies Holdings Inc.[1]	8,054,500	50,382
Murata Manufacturing Co., Ltd.[1]	315,300	40,947
Baidu, Inc., Class A (ADR)[2]	210,700	28,952
Alcatel-Lucent[1,2]	7,300,572	26,878
Cognizant Technology Solutions Corp., Class A2	360,000	22,540
Google Inc., Class A2	16,900	10,789
Google Inc., Class C2	16,946	10,310
Alibaba Group Holding Ltd. (ADR)[2]	252,800	14,908
MasterCard Inc., Class A	160,000	14,419
Mail.Ru Group Ltd. (GDR)[1,2]	813,359	14,180
EPAM Systems, Inc.[2]	173,332	12,917
QIWI PLC, Class B (ADR)	742,021	11,961
Hexagon AB, Class B1	357,000	10,926
ASM Pacific Technology Ltd.[1]	1,141,800	7,539
Tencent Holdings Ltd.[1]	427,500	7,190
ASML Holding NV1	57,000	4,997
Tech Mahindra Ltd.[1]	540,000	4,597
TDK Corp.[1]	59,000	3,356
Marvell Technology Group Ltd.	280,000	2,534
		352,318
Consumer discretionary 13.69%
Naspers Ltd., Class N1	395,419	49,614
Ctrip.com International, Ltd. (ADR)[2]	718,500	45,395
Maruti Suzuki India Ltd.[1]	566,977	40,578
Domino’s Pizza, Inc.	338,000	36,474
Toyota Motor Corp.[1]	318,900	18,756
Kroton Educacional SA, ordinary nominative	9,471,200	18,419
Woolworths Holdings Ltd.[1]	1,700,000	11,899
Zee Entertainment Enterprises Ltd.[1]	1,837,575	11,019
Hyundai Mobis Co., Ltd.[1]	53,000	10,296
Melco International Development Ltd.[1]	8,168,000	10,070
Estácio Participações SA, ordinary nominative	2,615,000	9,300
Arcos Dorados Holdings Inc., Class A	3,405,539	9,263
Matahari Department Store Tbk PT1	8,250,000	9,089
Wynn Macau, Ltd.[1]	6,891,800	7,903
Industria de Diseño Textil, SA1	200,000	6,700
Steinhoff International Holdings Ltd.[1]	1,080,000	6,637
Priceline Group Inc.[2]	5,300	6,555
NIKE, Inc., Class B	52,500	6,456
L’Occitane International SA1	2,715,000	5,682
Suzuki Motor Corp.[1]	180,000	5,562
Twenty-First Century Fox, Inc., Class A	160,000	4,317
The Swatch Group AG, non-registered shares[1]	8,450	3,138
American Funds Insurance Series — New World Fund — Page 27 of 176

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
The Swatch Group AG1	11,600	$839
OPAP SA1	433,000	3,921
Fast Retailing Co., Ltd.[1]	7,500	3,045
Samsonite International SA1	849,000	2,787
		343,714
Financials 12.33%
ICICI Bank Ltd.[1]	5,903,830	24,420
ICICI Bank Ltd. (ADR)	1,000,000	8,380
Citigroup Inc.	560,000	27,782
Fibra Uno Administración, SA de CV	12,586,578	25,992
Housing Development Finance Corp. Ltd.[1]	1,353,000	25,067
American Tower Corp.	245,000	21,555
HDFC Bank Ltd. (ADR)	208,400	12,731
HDFC Bank Ltd.[1]	390,000	7,651
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	2,430,000	17,836
AIA Group Ltd.[1]	3,291,600	17,138
China Overseas Land & Investment Ltd.[1]	5,492,000	16,760
Kotak Mahindra Bank Ltd.[1]	1,647,772	16,354
Capitec Bank Holdings Ltd.[1]	385,022	13,933
Industrial and Commercial Bank of China Ltd., Class H1	22,600,000	13,102
Ping An Insurance (Group) Co. of China, Ltd., Class H1	2,476,000	12,342
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	4,039,000	11,288
Sberbank of Russia (ADR)[1]	1,150,000	5,691
Sberbank of Russia (ADR)	682,500	3,358
IDFC Ltd.[1]	3,300,000	7,235
Itaú Unibanco Holding SA, preferred nominative	1,000,000	6,687
ACE Ltd.	54,000	5,584
Prudential PLC[1]	181,320	3,833
Sun Hung Kai Properties Ltd.[1]	254,000	3,311
Banco Industrial e Comercial SA, preferred nominative	512,900	1,052
MMI Holdings Ltd.[1]	323,208	556
Ayala Land, Inc., preference shares[1,2]	15,000,000	32
China Construction Bank Corp., Class H1	535	—
		309,670
Health care 7.51%
Novo Nordisk A/S, Class B1	1,035,600	55,740
Novartis AG1	280,500	25,838
Novartis AG (ADR)	134,000	12,318
China Biologic Products, Inc.[2]	186,500	16,751
Krka, dd, Novo mesto[1]	232,246	15,727
Thermo Fisher Scientific Inc.	116,000	14,185
Cochlear Ltd.[1]	225,000	13,204
Merck & Co., Inc.	260,000	12,841
AstraZeneca PLC[1]	128,000	8,123
Abbott Laboratories	151,000	6,073
Hikma Pharmaceuticals PLC[1]	170,000	5,874
Kalbe Farma Tbk PT1	19,470,000	1,834
		188,508
Consumer staples 7.10%
Lenta Ltd. (GDR)[1,2]	3,421,224	25,662
Lenta Ltd. (GDR)[1,2,3]	932,100	6,992
Pernod Ricard SA1	208,900	21,094
American Funds Insurance Series — New World Fund — Page 28 of 176

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
ITC Ltd.[1]	3,715,000	$18,706
Magnit PJSC (GDR)[1]	388,100	18,580
British American Tobacco PLC[1]	293,000	16,193
United Breweries Ltd.[1]	874,904	11,780
Coca-Cola Co.	275,000	11,033
Kimberly-Clark de México, SAB de CV, Class A	3,900,000	8,820
Kao Corp.[1]	175,000	7,951
Hypermarcas SA, ordinary nominative[2]	1,606,700	6,192
Nestlé SA1	73,696	5,550
Shiseido Co., Ltd.[1]	236,396	5,181
GRUMA, SAB de CV, Series B	320,000	4,445
Procter & Gamble Co.	60,000	4,316
Coca-Cola HBC AG (CDI)[1]	173,000	3,668
Coca-Cola Icecek AS, Class C1	200,000	2,289
		178,452
Industrials 5.82%
Cummins Inc.	251,200	27,275
Airbus Group SE, non-registered shares[1]	431,929	25,655
LT Group, Inc.[1]	85,602,400	18,516
ASSA ABLOY AB, Class B1	992,658	17,830
Gujarat Pipavav Port Ltd.[1,2]	3,910,000	11,086
Edenred SA1	644,000	10,534
Meyer Burger Technology AG1,2	1,361,129	8,748
Grupo Aeroportuario del Sureste, SA de CV, Series B	470,000	7,181
Boeing Co.	45,000	5,893
United Technologies Corp.	63,000	5,606
Grupo Aeroportuario del Pacífico SAB de CV	495,482	4,309
Spirax-Sarco Engineering PLC[1]	84,471	3,586
		146,219
Energy 4.33%
Reliance Industries Ltd.[1]	3,042,302	40,063
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[2]	6,339,853	27,579
Petróleo Brasileiro SA (Petrobras), preferred nominative[2]	563,600	1,029
Royal Dutch Shell PLC, Class B1	600,000	14,232
Galp Energia, SGPS, SA, Class B1	1,057,173	10,429
Cobalt International Energy, Inc.[2]	746,100	5,283
Noble Energy, Inc.	134,000	4,044
Oil Search Ltd.[1]	621,907	3,153
Weatherford International PLC[2]	346,000	2,934
		108,746
Telecommunication services 2.43%
Reliance Communications Ltd.[1,2]	17,458,904	18,107
SoftBank Group Corp.[1]	326,200	15,009
Orange Polska SA1	6,148,786	11,778
Globe Telecom, Inc.[1]	218,347	11,018
Vodafone Group PLC (ADR)	160,000	5,078
		60,990
Materials 2.23%
Klabin SA, units	4,357,800	24,051
Vale SA, ordinary nominative (ADR)	3,990,453	16,760
Air Liquide SA, bonus shares[1]	45,000	5,332
American Funds Insurance Series — New World Fund — Page 29 of 176

unaudited
Common stocks Materials (continued)	Shares	Value (000)
LG Chem, Ltd.[1]	15,681	$3,810
First Quantum Minerals Ltd.	875,900	3,210
Tianhe Chemicals Group Ltd.[1,2]	75,890,000	2,864
		56,027
Utilities 1.28%
China Resources Gas Group Ltd.[1]	7,498,000	19,476
Cheung Kong Infrastructure Holdings Ltd.[1]	1,020,000	9,150
Power Grid Corp. of India Ltd.[1]	1,775,756	3,588
		32,214
Miscellaneous 4.97%
Other common stocks in initial period of acquisition		124,840
Total common stocks (cost: $1,951,029,000)		1,901,698
Preferred securities 0.05% Consumer discretionary 0.05%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	80,472,000	1,103
Total preferred securities (cost: $570,000)		1,103
Rights & warrants 1.10% Consumer staples 1.10%
Shanghai Jahwa United Co., Ltd., Class A, warrants, expire 2016[1,3]	3,790,000	20,545
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2018[1,3]	1,438,300	7,095
Total rights & warrants (cost: $36,088,000)		27,640
Bonds, notes & other debt instruments 7.27% Bonds & notes of governments & government agencies outside the U.S. 6.12%	Principal amount (000)
Argentina (Republic of) 7.00% 2015	$ 12,025	11,964
Argentina (Republic of) 7.00% 2017	5,335	5,214
Brazil (Federal Republic of) Global 4.25% 2025	1,830	1,604
City of Buenos Aires Argentina 8.95% 2021[4]	1,055	1,089
Colombia (Republic of), Series B, 10.00% 2024	COP2,570,000	933
Colombia (Republic of), Series B, 6.00% 2028	4,720,300	1,244
Colombia (Republic of) Global 4.00% 2024	$400	389
Colombia (Republic of) Global 4.50% 2026	1,915	1,870
Colombia (Republic of) Global 6.125% 2041	550	547
Colombia (Republic of) Global 5.625% 2044	200	187
Croatian Government 6.625% 2020	880	957
Croatian Government 5.50% 2023[3]	200	205
Dominican Republic 9.04% 2018[4]	110	116
Dominican Republic 7.50% 2021[4]	1,050	1,126
Dominican Republic 7.50% 2021[3,4]	1,000	1,072
Dominican Republic 5.875% 2024[4]	280	276
Dominican Republic 5.50% 2025[3]	2,520	2,444
Dominican Republic 8.625% 2027[3,4]	1,150	1,340
Dominican Republic 7.45% 2044	2,400	2,466
Dominican Republic 7.45% 2044[3]	1,125	1,156
Dominican Republic 6.85% 2045[3]	500	484
American Funds Insurance Series — New World Fund — Page 30 of 176

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Ghana (Republic of) 7.875% 2023	$4,945	$4,129
Hungarian Government 4.00% 2019	200	208
Hungarian Government 6.25% 2020	2,925	3,294
Hungarian Government 6.375% 2021	1,550	1,773
Hungarian Government 5.375% 2023	640	698
India (Republic of) 8.83% 2023	INR114,800	1,846
India (Republic of) 8.60% 2028	342,700	5,484
India (Republic of) 9.20% 2030	52,300	882
Indonesia (Republic of) 5.875% 2020	$2,150	2,349
Indonesia (Republic of) 4.875% 2021[3]	3,000	3,109
Indonesia (Republic of) 4.875% 2021	605	627
Indonesia (Republic of) 3.75% 2022	900	859
Indonesia (Republic of) 3.375% 2023	400	366
Indonesia (Republic of) 4.125% 2025	1,700	1,596
Indonesia (Republic of) 4.125% 2025[3]	800	751
Indonesia (Republic of) 5.25% 2042	1,100	984
Indonesia (Republic of) 6.75% 2044	1,045	1,111
Kazakhstan (Republic of) 5.125% 2025[3]	800	774
Kazakhstan (Republic of) 6.50% 2045[3]	800	754
Kenya (Republic of) 6.875% 2024	4,400	4,008
Kenya (Republic of) 6.875% 2024[3]	4,050	3,690
Morocco Government 4.25% 2022	2,525	2,550
Morocco Government 4.25% 2022[3]	250	252
Morocco Government 5.50% 2042	3,525	3,516
Nigeria (Republic of) 5.125% 2018[3]	475	458
Nigeria (Republic of) 6.75% 2021[3]	910	860
Nigeria (Republic of) 6.375% 2023	4,100	3,647
Nigeria (Republic of) 6.375% 2023[3]	235	209
Pakistan (Republic of) 8.25% 2025[3]	1,050	1,079
Panama (Republic of) Global 6.70% 2036[4]	859	1,027
Peru (Republic of) 4.125% 2027	2,220	2,198
Peru (Republic of) 6.55% 2037[4]	782	901
Peru (Republic of) 5.625% 2050	255	265
Philippines (Republic of) 7.75% 2031	695	988
Polish Government 5.00% 2022	1,100	1,232
Polish Government 4.00% 2024	4,650	4,927
Slovenia (Republic of) 5.85% 2023[3]	1,400	1,607
South Africa (Republic of) 5.50% 2020	1,200	1,278
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR19,875	1,392
South Africa (Republic of) 4.665% 2024	$950	944
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR41,050	2,223
Turkey (Republic of) 9.00% 2016	TRY700	231
Turkey (Republic of) 4.557% 2018	$2,400	2,496
Turkey (Republic of) 4.557% 2018[3]	785	816
Turkey (Republic of) 3.50% 2019[5]	TRY1,021	341
Turkey (Republic of) 3.00% 2021[5]	1,424	461
Turkey (Republic of) 5.625% 2021	$5,900	6,172
Turkey (Republic of) 2.00% 2024[5]	TRY1,335	393
Turkey (Republic of) 9.00% 2024	4,050	1,199
Turkey (Republic of) 7.375% 2025	$2,000	2,292
Turkey (Republic of) 8.00% 2025	TRY3,750	1,044
Turkey (Republic of) 6.75% 2040	$2,000	2,137
Turkey (Republic of) 6.00% 2041	1,300	1,271
Turkey (Republic of) 4.875% 2043	600	502
United Mexican States Government 2.50% 2020[5]	MXN10,624	637
American Funds Insurance Series — New World Fund — Page 31 of 176

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States Government 4.00% 2040[5]	MXN7,437	$466
United Mexican States Government, Series M, 5.00% 2017	10,000	603
United Mexican States Government, Series M10, 7.75% 2017	10,000	638
United Mexican States Government, Series M, 6.50% 2021	24,400	1,519
United Mexican States Government, Series M20, 10.00% 2024	40,200	3,035
United Mexican States Government, Series M30, 10.00% 2036	7,500	605
United Mexican States Government Global, Series A, 5.125% 2020	$2,600	2,866
United Mexican States Government Global, Series A, 3.625% 2022	2,100	2,124
United Mexican States Government Global, Series A, 4.00% 2023	4,200	4,288
United Mexican States Government Global 3.60% 2025	2,260	2,226
United Mexican States Government Global, Series A, 6.05% 2040	822	903
United Mexican States Government Global 5.55% 2045	2,500	2,575
Zambia (Republic of) 5.375% 2022	750	537
Zambia (Republic of) 8.50% 2024[3]	600	483
Zambia (Republic of) 8.97% 2027[3,4]	4,255	3,383
		153,771
Corporate bonds & notes 0.87% Energy 0.46%
Ecopetrol SA 5.875% 2023	180	174
Ecopetrol SA 5.875% 2045	435	331
Gazprom OJSC 6.51% 2022[3]	600	595
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	1,800	1,696
Petrobras Global Finance Co. 6.85% 2115	3,770	2,394
Petrobras International Finance Co. 3.875% 2016	555	546
Petróleos Mexicanos 5.50% 2021	845	888
Petróleos Mexicanos 4.875% 2022	175	174
Petróleos Mexicanos 3.50% 2023	420	379
Petróleos Mexicanos 6.50% 2041	500	463
Petróleos Mexicanos 5.50% 2044[3]	1,025	828
Petróleos Mexicanos 5.625% 2046[3]	1,010	831
PTT Exploration & Production Ltd. 5.692% 2021[3]	400	447
YPF Sociedad Anónima 8.50% 2025[3]	1,485	1,296
YPF Sociedad Anónima 8.50% 2025	415	362
		11,404
Financials 0.14%
Bank of India 3.625% 2018[3]	700	716
BBVA Bancomer SA 6.50% 2021[3]	1,075	1,153
HSBK (Europe) BV 7.25% 2021[3]	1,125	1,144
VEB Finance Ltd. 6.902% 2020	600	605
		3,618
Utilities 0.14%
CEZ, a s 4.25% 2022[3]	945	999
Comision Federal de Electricidad 6.125% 2045[3]	850	804
Eskom Holdings Ltd. 5.75% 2021[3]	1,685	1,588
		3,391
Telecommunication services 0.08%
Digicel Group Ltd. 8.25% 2020[3]	600	558
Digicel Group Ltd. 6.00% 2021[3]	750	685
Digicel Group Ltd. 7.125% 2022[3]	800	694
		1,937
American Funds Insurance Series — New World Fund — Page 32 of 176

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials 0.05%	Principal amount (000)	Value (000)
Brunswick Rail Finance Ltd. 6.50% 2017	$850	$363
Brunswick Rail Finance Ltd. 6.50% 2017[3]	550	235
Lima Metro Line Finance Ltd. 5.875% 2034[3,4]	660	642
		1,240
Consumer discretionary 0.00%
Grupo Televisa, SAB 7.25% 2043	MXN2,000	101
Total corporate bonds & notes		21,691
U.S. Treasury bonds & notes 0.28% U.S. Treasury 0.28%
U.S. Treasury 2.125% 2016	$7,045	7,104
Total U.S. Treasury bonds & notes		7,104
Total bonds, notes & other debt instruments (cost: $195,023,000)		182,566
Short-term securities 15.51%
AstraZeneca PLC 0.13%–0.17% due 10/26/2015–11/12/2015[3]	30,000	29,996
Federal Home Loan Bank 0.10%–0.26% due 10/19/2015–2/16/2016	243,800	243,787
L’OREAL SA 0.17% due 10/2/2015[3]	4,200	4,200
Mitsubishi UFJ Trust and Banking Corp. 0.20%–0.22% due 10/14/2015–11/5/2015[3]	46,100	46,094
National Australia Bank Ltd. 0.15% due 10/9/2015[3]	20,000	20,000
Old Line Funding, LLC 0.19% due 10/27/2015[3]	17,700	17,698
Sumitomo Mitsui Banking Corp. 0.18%–0.23% due 10/1/2015–12/1/2015[3]	27,800	27,793
Total short-term securities (cost: $389,501,000)		389,568
Total investment securities 99.65% (cost: $2,572,211,000)		2,502,575
Other assets less liabilities 0.35%		8,808
Net assets 100.00%		$2,511,383
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $16,164,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 9/30/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Colombian pesos	10/13/2015	Citibank	$1,049	COP3,275,250	$(10)
Colombian pesos	11/20/2015	JPMorgan Chase	$1,078	COP3,279,400	23
Indian rupees	10/23/2015	JPMorgan Chase	$5,585	INR369,300	(17)
Japanese yen	10/15/2015	Bank of America, N.A.	$1,228	¥153,000	(48)
Japanese yen	10/16/2015	UBS AG	$508	¥63,000	(17)
Mexican pesos	10/9/2015	HSBC Bank	$284	MXN4,800	—
Mexican pesos	10/9/2015	UBS AG	$2,926	MXN50,100	(35)
Mexican pesos	10/19/2015	Bank of America, N.A.	$1,500	MXN25,200	12
American Funds Insurance Series — New World Fund — Page 33 of 176

unaudited
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 9/30/2015 (000)
			Receive (000)	Deliver (000)
Mexican pesos	10/23/2015	HSBC Bank	$641	MXN11,000	$(8)
Mexican pesos	11/17/2015	UBS AG	$635	MXN10,680	6
South African rand	10/23/2015	Citibank	$903	ZAR12,500	4
South African rand	10/23/2015	Citibank	$898	ZAR12,500	(1)
Turkish lira	10/8/2015	JPMorgan Chase	$1,100	TRY3,250	28
Turkish lira	10/22/2015	Citibank	$559	TRY1,700	1
Turkish lira	10/23/2015	UBS AG	$165	TRY500	1
Turkish lira	10/27/2015	UBS AG	$194	TRY600	(2)
					$(63)
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,257,400,000, which represented 50.07% of the net assets of the fund. This amount includes $1,221,532,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $218,554,000, which represented 8.70% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
COP = Colombian pesos
INR = Indian rupees
¥ = Japanese yen
MXN = Mexican pesos
TRY = Turkish lira
ZAR = South African rand
American Funds Insurance Series — New World Fund — Page 34 of 176

Blue Chip Income and Growth Fund
Investment portfolio
September 30, 2015
unaudited
Common stocks 96.13% Information technology 17.42%	Shares	Value (000)
Intel Corp.	7,787,000	$234,700
Western Union Co.	8,225,000	151,011
Texas Instruments Inc.	2,630,000	130,238
Avago Technologies Ltd.	1,025,000	128,135
Microsoft Corp.	2,507,000	110,960
Google Inc., Class C1	95,260	57,958
Google Inc., Class A1	66,760	42,618
Oracle Corp.	2,646,000	95,574
Apple Inc.	770,000	84,931
Cisco Systems, Inc.	2,010,000	52,762
International Business Machines Corp.	330,000	47,840
		1,136,727
Health care 16.36%
Amgen Inc.	2,694,600	372,717
Gilead Sciences, Inc.	2,587,200	254,037
Medtronic PLC	1,375,000	92,043
AbbVie Inc.	1,664,800	90,582
Teva Pharmaceutical Industries Ltd. (ADR)	1,202,000	67,865
Bristol-Myers Squibb Co.	1,125,000	66,600
Novartis AG (ADR)	708,500	65,125
Abbott Laboratories	850,000	34,187
Merck & Co., Inc.	500,000	24,695
		1,067,851
Industrials 13.95%
Norfolk Southern Corp.	1,618,800	123,676
CSX Corp.	4,422,000	118,952
Precision Castparts Corp.	420,000	96,478
Boeing Co.	580,000	75,951
Union Pacific Corp.	750,000	66,307
General Dynamics Corp.	450,000	62,077
General Electric Co.	2,400,000	60,528
Illinois Tool Works Inc.	650,000	53,502
Cummins Inc.	473,100	51,369
Rockwell Automation	450,000	45,662
United Technologies Corp.	500,000	44,495
Eaton Corp. PLC	600,000	30,780
Waste Management, Inc.	600,000	29,886
PACCAR Inc	500,000	26,085
United Parcel Service, Inc., Class B	250,000	24,673
		910,421
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 35 of 176

unaudited
Common stocks Telecommunication services 11.57%	Shares	Value (000)
Verizon Communications Inc.	7,491,339	$325,948
AT&T Inc.	8,811,000	287,062
CenturyLink, Inc.	5,661,135	142,208
		755,218
Consumer staples 10.06%
Altria Group, Inc.	3,754,000	204,217
Philip Morris International Inc.	1,000,000	79,330
Kraft Heinz Co.	1,076,666	75,991
Mondelez International, Inc.	1,580,000	66,155
Kimberly-Clark Corp.	500,000	54,520
Coca-Cola Co.	1,250,000	50,150
ConAgra Foods, Inc.	1,200,000	48,612
Kellogg Co.	592,000	39,398
PepsiCo, Inc.	400,000	37,720
		656,093
Energy 5.92%
Canadian Natural Resources, Ltd.	4,524,400	87,999
Noble Energy, Inc.	2,488,000	75,088
Cabot Oil & Gas Corp.	3,395,000	74,215
Halliburton Co.	1,271,000	44,930
Exxon Mobil Corp.	546,300	40,617
Royal Dutch Shell PLC, Class B (ADR)	750,000	35,610
Kinder Morgan, Inc.	1,000,000	27,680
		386,139
Consumer discretionary 4.88%
Johnson Controls, Inc.	2,075,000	85,822
General Motors Co.	2,000,000	60,040
Las Vegas Sands Corp.	1,548,000	58,778
Priceline Group Inc.[1]	41,500	51,330
Royal Caribbean Cruises Ltd.	500,000	44,545
Wynn Resorts, Ltd.	339,900	18,055
		318,570
Financials 4.32%
JPMorgan Chase & Co.	1,190,000	72,554
American International Group, Inc.	1,146,000	65,116
KeyCorp	3,550,000	46,186
State Street Corp.	640,000	43,014
Crown Castle International Corp.	400,000	31,548
HSBC Holdings PLC (ADR)	618,749	23,438
		281,856
Utilities 3.62%
Exelon Corp.	5,993,000	177,992
Southern Co.	1,000,000	44,700
Xcel Energy Inc.	250,000	8,852
NextEra Energy, Inc.	50,000	4,878
		236,422
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 36 of 176

unaudited
Common stocks Materials 3.53%	Shares	Value (000)
Monsanto Co.	781,000	$66,650
Praxair, Inc.	375,000	38,197
Dow Chemical Co.	850,000	36,040
Rio Tinto PLC (ADR)	830,000	28,071
Vale SA, Class A, preferred nominative (ADR)	7,002,000	23,457
Celanese Corp., Series A	350,000	20,709
International Flavors & Fragrances Inc.	168,000	17,348
		230,472
Miscellaneous 4.50%
Other common stocks in initial period of acquisition		293,445
Total common stocks (cost: $5,543,130,000)		6,273,214
Short-term securities 3.77%	Principal amount (000)
Apple Inc. 0.11% due 10/19/2015[2]	$10,000	9,999
Fannie Mae 0.16% due 11/3/2015	11,400	11,400
Federal Home Loan Bank 0.12%–0.19% due 10/30/2015–1/7/2016	142,100	142,094
Freddie Mac 0.18% due 12/8/2015	12,000	12,000
Jupiter Securitization Co., LLC 0.36% due 12/2/2015[2]	8,100	8,096
National Rural Utilities Cooperative Finance Corp. 0.13% due 10/22/2015	24,100	24,098
PepsiCo Inc. 0.14% due 11/16/2015–11/17/2015[2]	38,600	38,594
Total short-term securities (cost: $246,242,000)		246,281
Total investment securities 99.90% (cost: $5,789,372,000)		6,519,495
Other assets less liabilities 0.10%		6,205
Net assets 100.00%		$6,525,700
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $56,689,000, which represented .87% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 37 of 176

Global Growth and Income Fund
Investment portfolio
September 30, 2015
unaudited
Common stocks 87.52% Financials 19.35%	Shares	Value (000)
AXA SA1	1,634,360	$39,678
JPMorgan Chase & Co.	371,800	22,669
Wells Fargo & Co.	330,000	16,945
Banco Santander, SA (ADR)	2,000,000	10,560
Banco Santander, SA1	1,018,637	5,424
Iron Mountain Inc.	495,905	15,383
CME Group Inc., Class A	165,500	15,348
Sun Hung Kai Properties Ltd.[1]	1,094,201	14,262
Suncorp Group Ltd.[1]	1,574,052	13,562
ICICI Bank Ltd. (ADR)	1,575,000	13,198
Crown Castle International Corp.	163,000	12,856
BNP Paribas SA1	194,031	11,426
Ping An Insurance (Group) Co. of China, Ltd., Class H1	2,280,000	11,365
Daiwa House Industry Co., Ltd.[1]	350,000	8,687
Fairfax Financial Holdings Ltd. (CAD denominated)	19,000	8,653
Brookfield Property Partners LP	400,000	8,584
Blackstone Group LP	270,000	8,551
Metropolitan Bank & Trust Co.[1]	4,866,190	8,503
Shinsei Bank, Ltd.[1]	3,460,000	7,147
KeyCorp	535,000	6,960
American Express Co.	92,000	6,820
Bankia, SA1	5,144,000	6,666
AIA Group Ltd.[1]	1,220,000	6,352
ORIX Corp.[1]	450,000	5,821
Sumitomo Mitsui Financial Group, Inc.[1]	150,000	5,710
Oaktree Capital Group, LLC	95,000	4,703
HSBC Holdings PLC (GBP denominated)[1]	600,000	4,539
PNC Financial Services Group, Inc.	50,000	4,460
Goldman Sachs Group, Inc.	25,200	4,379
Prudential PLC[1]	200,000	4,228
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	1,500,000	4,192
East West Bancorp, Inc.	100,000	3,842
Itaú Unibanco Holding SA, preferred nominative (ADR)	550,000	3,641
Deutsche Bank AG1	131,611	3,538
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	305,297	2,241
CenterState Banks, Inc.	60,945	896
Macquarie International Infrastructure Fund Ltd.[1]	36,200,164	—
		331,789
Consumer discretionary 13.45%
D.R. Horton, Inc.	750,000	22,020
Home Depot, Inc.	178,000	20,557
GameStop Corp., Class A	440,000	18,132
HUGO BOSS AG1	150,000	16,821
Comcast Corp., Class A	255,000	14,504
Toll Brothers, Inc.[2]	400,000	13,696
American Funds Insurance Series — Global Growth and Income Fund — Page 38 of 176

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
McDonald’s Corp.	135,000	$13,302
Amazon.com, Inc.[2]	24,000	12,285
Maruti Suzuki India Ltd.[1]	165,000	11,809
Barratt Developments PLC[1]	1,100,000	10,761
adidas AG1	123,825	9,967
ProSiebenSat.1 Media SE1	190,000	9,304
Don Quijote Holdings Co., Ltd.[1]	245,000	9,270
Carnival PLC[1]	165,000	8,517
Daily Mail and General Trust PLC, Class A, nonvoting[1]	695,000	7,938
Liberty Global PLC, Class C2	103,008	4,225
Liberty Global PLC, Class A2	41,312	1,774
OPAP SA1	555,000	5,026
Toyota Motor Corp.[1]	81,000	4,764
SES SA, Class A (FDR)[1]	150,000	4,733
Ryohin Keikaku Co., Ltd.[1]	20,600	4,218
Woolworths Holdings Ltd.[1]	590,000	4,130
Las Vegas Sands Corp.	75,000	2,848
		230,601
Information technology 10.58%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	13,290,800	53,037
Microsoft Corp.	972,000	43,021
Avago Technologies Ltd.	175,000	21,877
Cisco Systems, Inc.	500,000	13,125
TE Connectivity Ltd.	175,000	10,481
Nintendo Co., Ltd.[1]	60,000	10,136
ASM Pacific Technology Ltd.[1]	1,477,000	9,753
Google Inc., Class C2	9,000	5,476
Google Inc., Class A2	5,000	3,192
Halma PLC[1]	610,000	6,673
Quanta Computer Inc.[1]	2,149,910	3,714
Alibaba Group Holding Ltd. (ADR)[2]	17,000	1,002
		181,487
Industrials 10.26%
United Continental Holdings, Inc.[2]	400,000	21,220
Geberit AG1	60,000	18,370
American Airlines Group Inc.	445,000	17,279
Airbus Group SE, non-registered shares[1]	284,000	16,868
Abertis Infraestructuras, SA, Class A1	1,018,237	16,110
Ryanair Holdings PLC (ADR)	145,000	11,353
Meggitt PLC[1]	1,521,430	10,985
Masco Corp.	400,000	10,072
Boeing Co.	70,000	9,167
Rickmers Maritime[1,3]	55,079,492	8,717
SECOM Co., Ltd.[1]	135,000	8,135
Wolseley PLC[1]	100,000	5,850
Delta Air Lines, Inc.	125,000	5,609
Spirax-Sarco Engineering PLC[1]	96,428	4,094
Robert Half International Inc.	75,000	3,837
Cummins Inc.	30,000	3,257
Union Pacific Corp.	34,500	3,050
ASSA ABLOY AB, Class B1	108,000	1,940
		175,913
American Funds Insurance Series — Global Growth and Income Fund — Page 39 of 176

unaudited
Common stocks Health care 9.50%	Shares	Value (000)
Novartis AG1	329,000	$30,306
UnitedHealth Group Inc.	246,000	28,538
Merck & Co., Inc.	563,900	27,851
Vertex Pharmaceuticals Inc.[2]	238,877	24,877
Medtronic PLC	161,000	10,777
Regeneron Pharmaceuticals, Inc.[2]	18,000	8,372
Novo Nordisk A/S, Class B1	142,500	7,670
Roche Holding AG, non-registered shares, non-voting[1]	20,000	5,287
Thermo Fisher Scientific Inc.	42,000	5,136
Pfizer Inc.	134,000	4,209
Bayer AG1	27,000	3,451
Takeda Pharmaceutical Co. Ltd.[1]	75,000	3,306
AstraZeneca PLC[1]	50,000	3,173
		162,953
Consumer staples 7.21%
British American Tobacco PLC[1]	338,500	18,708
Philip Morris International Inc.	175,000	13,883
Imperial Tobacco Group PLC[1]	225,000	11,646
Procter & Gamble Co.	150,000	10,791
Walgreens Boots Alliance, Inc.	123,000	10,221
Unilever NV, depository receipts[1]	200,000	8,049
Alimentation Couche-Tard Inc., Class B	175,000	8,048
Shiseido Co., Ltd.[1]	335,000	7,342
Associated British Foods PLC[1]	130,000	6,588
Nestlé SA1	79,700	6,002
Seven & i Holdings Co., Ltd.[1]	120,000	5,498
Costco Wholesale Corp.	36,606	5,292
LAWSON, INC.[1]	53,000	3,919
Booker Group PLC[1]	1,380,000	3,868
Hypermarcas SA, ordinary nominative[2]	810,000	3,122
Avon Products, Inc.	190,000	617
		123,594
Telecommunication services 4.82%
TalkTalk Telecom Group PLC[1]	3,912,000	18,639
AT&T Inc.	560,000	18,245
Orange[1]	830,000	12,552
Globe Telecom, Inc.[1]	212,700	10,733
KDDI Corp.[1]	380,000	8,510
Verizon Communications Inc. (CDI)[1]	145,105	6,340
SoftBank Group Corp.[1]	106,000	4,877
TDC A/S1	527,000	2,719
		82,615
Energy 3.71%
Chevron Corp.	147,000	11,595
ConocoPhillips	220,000	10,551
Coal India Ltd.[1]	1,500,000	7,503
Royal Dutch Shell PLC, Class A (ADR)	130,000	6,161
Enbridge Inc. (CAD denominated)	159,244	5,913
Oil Search Ltd.[1]	764,000	3,874
Galp Energia, SGPS, SA, Class B1	355,000	3,502
BG Group PLC[1]	240,000	3,461
Peyto Exploration & Development Corp.	157,000	3,265
American Funds Insurance Series — Global Growth and Income Fund — Page 40 of 176

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Tallgrass Energy GP, LP, Class A	150,000	$2,980
Noble Energy, Inc.	90,000	2,716
WorleyParsons Ltd.[1]	505,000	2,104
		63,625
Materials 3.40%
Newmont Mining Corp.	1,000,000	16,070
Rio Tinto PLC[1]	318,000	10,669
Dow Chemical Co.	235,000	9,964
Nucor Corp.	150,000	5,632
Grasim Industries Ltd.[1]	70,000	3,893
E.I. du Pont de Nemours and Co.	75,000	3,615
Potash Corp. of Saskatchewan Inc.	150,000	3,083
Fletcher Building Ltd.[1]	550,000	2,397
Impala Platinum Holdings Ltd.[1]	685,648	1,902
Cliffs Natural Resources Inc.	431,000	1,052
		58,277
Utilities 3.10%
Exelon Corp.	500,000	14,850
EDP - Energias de Portugal, SA1	2,990,000	10,960
Power Assets Holdings Ltd.[1]	640,500	6,074
PG&E Corp.	90,500	4,778
ENN Energy Holdings Ltd.[1]	972,000	4,690
National Grid PLC[1]	310,000	4,317
NRG Yield, Inc., Class C	176,800	2,053
NRG Yield, Inc., Class A	176,800	1,971
TerraForm Power, Inc., Class A	248,000	3,527
		53,220
Miscellaneous 2.14%
Other common stocks in initial period of acquisition		36,812
Total common stocks (cost: $1,414,233,000)		1,500,886
Preferred securities 0.03% Consumer discretionary 0.03%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	34,020,000	467
Total preferred securities (cost: $256,000)		467
Bonds, notes & other debt instruments 0.27% U.S. Treasury bonds & notes 0.27% U.S. Treasury 0.27%	Principal amount (000)
U.S. Treasury 0.25% 2015[4]	$4,550	4,551
Total bonds, notes & other debt instruments (cost: $4,550,000)		4,551
Short-term securities 11.93%
ANZ New Zealand (International) Ltd. 0.41% due 1/14/2016[5]	12,000	11,989
British Columbia (Province of) 0.17% due 11/16/2015	23,700	23,697
Canada Bills 0.15% due 10/14/2015	30,000	29,999
American Funds Insurance Series — Global Growth and Income Fund — Page 41 of 176

unaudited
Short-term securities	Principal amount (000)	Value (000)
Federal Home Loan Bank 0.11%–0.22% due 11/6/2015–12/9/2015	$50,500	$50,499
General Electric Co. 0.10% due 10/1/2015	8,700	8,700
John Deere Financial Ltd. 0.13% due 11/4/2015[5]	16,000	15,998
Mizuho Bank, Ltd. 0.32% due 12/1/2015[5]	17,100	17,092
Paccar Financial Corp. 0.12% due 11/2/2015	13,000	12,998
Svenska Handelsbanken Inc. 0.30% due 12/1/2015[5]	13,700	13,695
Thunder Bay Funding, LLC 0.34% due 12/4/2015[5]	20,000	19,989
Total short-term securities (cost: $204,635,000)		204,656
Total investment securities 99.75% (cost: $1,623,674,000)		1,710,560
Other assets less liabilities 0.25%		4,275
Net assets 100.00%		$1,714,835
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $22,779,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 9/30/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	10/19/2015	HSBC Bank	$1,004	A$1,400	$23
Euros	10/15/2015	Citibank	$9,562	€8,425	146
Japanese yen	10/15/2015	Bank of America, N.A.	$52	¥6,500	(2)
Japanese yen	10/15/2015	JPMorgan Chase	$9,378	¥1,150,000	(210)
Japanese yen	10/16/2015	UBS AG	$52	¥6,500	(2)
Japanese yen	10/19/2015	Bank of America, N.A.	$166	¥20,000	(1)
Japanese yen	10/19/2015	JPMorgan Chase	$229	¥27,500	(1)
Japanese yen	10/23/2015	JPMorgan Chase	$54	¥6,500	—[6]
Japanese yen	11/10/2015	Bank of America, N.A.	$1,988	¥238,000	3
					$(44)
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended September 30, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 9/30/2015 (000)
Rickmers Maritime[1]	54,840,000	239,492	—	55,079,492	$989	$8,717
American Funds Insurance Series — Global Growth and Income Fund — Page 42 of 176

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $718,588,000, which represented 41.90% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $354,000, which represented 0.02% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $78,763,000, which represented 4.59% of the net assets of the fund.
[6]	Amount less than one thousand.

Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
FDR = Fiduciary Depositary Receipts
A$ = Australian dollars
CAD = Canadian dollars
€ = Euros
GBP = British pounds
¥ = Japanese yen
American Funds Insurance Series — Global Growth and Income Fund — Page 43 of 176

Growth-Income Fund
Investment portfolio
September 30, 2015
unaudited
Common stocks 93.11% Health care 16.67%	Shares	Value (000)
Amgen Inc.	5,000,400	$691,655
Gilead Sciences, Inc.	5,627,700	552,584
Express Scripts Holding Co.[1]	3,176,309	257,154
Stryker Corp.	2,385,241	224,451
UnitedHealth Group Inc.	1,518,396	176,149
Medtronic PLC	2,563,700	171,614
Humana Inc.	943,600	168,904
Alexion Pharmaceuticals, Inc.[1]	1,052,000	164,522
Illumina, Inc.[1]	847,800	149,060
Merck & Co., Inc.	2,835,080	140,025
Cardinal Health, Inc.	1,800,000	138,276
Hologic, Inc.[1]	3,361,300	131,528
Quest Diagnostics Inc.	1,939,800	119,240
Endo International PLC[1]	1,671,000	115,767
Johnson & Johnson	890,000	83,081
Pfizer Inc.	1,995,851	62,690
Thermo Fisher Scientific Inc.	485,000	59,306
Eli Lilly and Co.	675,400	56,524
Novartis AG2	585,150	53,901
Incyte Corp.[1]	457,000	50,421
Bayer AG2	390,000	49,845
Boston Scientific Corp.[1]	2,900,000	47,589
St. Jude Medical, Inc.	699,585	44,137
Abbott Laboratories	781,800	31,444
AbbVie Inc.	495,600	26,966
Agios Pharmaceuticals, Inc.[1]	378,000	26,683
AmerisourceBergen Corp.	180,800	17,174
		3,810,690
Information technology 15.95%
Google Inc., Class A1	606,000	386,852
Google Inc., Class C1	561,336	341,528
Texas Instruments Inc.	11,155,959	552,443
Microsoft Corp.	9,373,727	414,881
Oracle Corp.	10,352,001	373,914
Intel Corp.	7,977,500	240,442
Accenture PLC, Class A	2,170,500	213,273
Avago Technologies Ltd.	1,464,100	183,027
Broadcom Corp., Class A	2,514,200	129,305
Tata Consultancy Services Ltd.[2]	1,800,000	71,051
Yahoo! Inc.[1]	2,438,000	70,483
KLA-Tencor Corp.	1,400,000	70,000
Intuit Inc.	689,400	61,184
Qorvo, Inc.[1]	1,339,419	60,341
Automatic Data Processing, Inc.	747,300	60,053
Apple Inc.	532,530	58,738
American Funds Insurance Series — Growth-Income Fund — Page 44 of 176

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
VeriSign, Inc.[1]	692,200	$48,842
Visa Inc., Class A	647,600	45,112
NetApp, Inc.	1,471,690	43,562
Motorola Solutions, Inc.	586,200	40,084
MercadoLibre, Inc.	402,000	36,606
Tableau Software, Inc., Class A1	388,200	30,971
ASML Holding NV (New York registered)	308,700	27,159
Mobileye NV1	416,800	18,956
Linear Technology Corp.	400,000	16,140
SAP SE2	239,500	15,495
Nintendo Co., Ltd.[2]	75,000	12,671
Western Union Co.	400,000	7,344
First Solar, Inc.[1]	170,000	7,268
Verint Systems Inc.[1]	125,924	5,434
Xura, Inc.[1]	97,000	2,171
		3,645,330
Consumer discretionary 13.62%
Amazon.com, Inc.[1]	1,136,000	581,507
Home Depot, Inc.	2,275,400	262,786
Time Warner Inc.	3,275,000	225,156
Comcast Corp., Class A	2,418,000	137,536
Comcast Corp., Class A, special nonvoting shares	1,000,000	57,240
Twenty-First Century Fox, Inc., Class A	7,206,200	194,423
Royal Caribbean Cruises Ltd.	1,983,000	176,666
Netflix, Inc.[1]	1,621,677	167,454
Newell Rubbermaid Inc.	3,671,300	145,787
General Motors Co.	4,393,098	131,881
Carnival Corp., units	2,617,200	130,075
Viacom Inc., Class B	2,984,359	128,775
Fiat Chrysler Automobiles NV1,2	6,500,000	84,723
Johnson Controls, Inc.	1,959,800	81,057
Daily Mail and General Trust PLC, Class A, nonvoting[2]	6,400,000	73,100
Las Vegas Sands Corp.	1,922,000	72,978
Starbucks Corp.	1,159,600	65,912
Sirius XM Holdings Inc.[1]	17,164,000	64,193
Toyota Motor Corp.[2]	1,050,000	61,755
Daimler AG2	792,228	57,428
Delphi Automotive PLC	747,500	56,840
Cedar Fair, LP	1,031,500	54,267
Marks and Spencer Group PLC[2]	4,879,000	37,076
NIKE, Inc., Class B	202,600	24,914
Coach, Inc.	630,000	18,226
Scripps Networks Interactive, Inc., Class A	287,100	14,123
Kering SA2	46,000	7,529
		3,113,407
Financials 9.71%
State Street Corp.	3,659,300	245,942
Crown Castle International Corp.	2,682,400	211,561
Wells Fargo & Co.	4,010,900	205,960
Marsh & McLennan Companies, Inc.	3,426,100	178,911
JPMorgan Chase & Co.	2,559,300	156,041
Intercontinental Exchange, Inc.	463,533	108,926
Weyerhaeuser Co.[1]	3,784,541	103,469
American Funds Insurance Series — Growth-Income Fund — Page 45 of 176

unaudited
Common stocks Financials (continued)	Shares	Value (000)
American International Group, Inc.	1,815,000	$103,128
Progressive Corp.	3,167,400	97,049
Goldman Sachs Group, Inc.	555,000	96,437
Iron Mountain Inc.	2,726,520	84,577
BB&T Corp.	2,215,000	78,854
Barclays PLC[2]	20,543,750	75,951
HSBC Holdings PLC (HKD denominated)[2]	4,751,691	35,531
HSBC Holdings PLC (ADR)	769,270	29,140
Aon PLC, Class A	725,700	64,304
Moody’s Corp.	447,458	43,940
U.S. Bancorp	946,000	38,795
CME Group Inc., Class A	388,400	36,020
PNC Financial Services Group, Inc.	383,300	34,190
Bank of New York Mellon Corp.	805,000	31,516
Citigroup Inc.	600,000	29,766
UBS Group AG2	1,343,666	24,900
Umpqua Holdings Corp.	1,422,300	23,184
Prudential Financial, Inc.	300,000	22,863
ACE Ltd.	217,200	22,458
Sun Life Financial Inc.	416,200	13,423
Ameriprise Financial, Inc.	101,100	11,033
American Tower Corp.	114,300	10,056
Motors Liquidation Co. GUC Trust[1]	21,864	332
		2,218,257
Industrials 9.03%
Union Pacific Corp.	2,936,200	259,589
General Dynamics Corp.	1,773,000	244,585
CSX Corp.	5,825,600	156,709
Nielsen Holdings PLC	3,076,039	136,791
Precision Castparts Corp.	515,322	118,375
Cummins Inc.	968,600	105,171
Norfolk Southern Corp.	1,372,914	104,891
Towers Watson & Co., Class A	677,802	79,560
United Technologies Corp.	816,300	72,642
CAE Inc.	6,800,000	72,051
Waste Management, Inc.	1,338,000	66,646
3M Co.	442,700	62,762
Rockwell Automation	617,600	62,668
United Parcel Service, Inc., Class B	621,400	61,326
Republic Services, Inc.	1,430,000	58,916
Air Lease Corp., Class A	1,865,000	57,666
Safran SA2	709,713	53,550
Siemens AG (ADR)	391,000	34,916
Siemens AG2	150,000	13,402
General Electric Co.	1,484,000	37,426
Boeing Co.	258,800	33,890
United Continental Holdings, Inc.[1]	553,322	29,354
Waste Connections, Inc.	558,200	27,117
Marubeni Corp.[2]	5,400,000	26,511
Lockheed Martin Corp.	109,900	22,783
Chart Industries, Inc.[1]	925,000	17,769
Caterpillar Inc.	240,000	15,686
IDEX Corp.	205,800	14,674
American Funds Insurance Series — Growth-Income Fund — Page 46 of 176

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Nordson Corp.	151,000	$9,504
Zodiac Aerospace SA2	336,300	7,698
		2,064,628
Consumer staples 8.19%
Philip Morris International Inc.	4,578,330	363,199
Coca-Cola Co.	5,917,500	237,410
Altria Group, Inc.	3,250,700	176,838
CVS Health Corp.	1,670,000	161,122
Herbalife Ltd.[1]	2,365,500	128,920
Walgreens Boots Alliance, Inc.	1,300,000	108,030
Kroger Co.	2,986,500	107,723
Procter & Gamble Co.	1,436,300	103,327
PepsiCo, Inc.	998,419	94,151
L’Oréal SA, bonus shares[2]	470,000	81,727
Mondelez International, Inc.	1,774,400	74,294
Asahi Group Holdings, Ltd.[2]	2,122,000	69,057
Avon Products, Inc.	20,974,400	68,167
Pernod Ricard SA2	515,000	52,003
Reynolds American Inc.	940,000	41,614
Hypermarcas SA, ordinary nominative[1]	1,386,400	5,343
		1,872,925
Energy 7.36%
ConocoPhillips	5,154,460	247,208
EOG Resources, Inc.	2,359,400	171,764
Royal Dutch Shell PLC, Class A (ADR)	3,251,000	154,065
Schlumberger Ltd.	2,055,000	141,733
Chevron Corp.	1,642,000	129,521
Noble Energy, Inc.	3,218,200	97,125
Baker Hughes Inc.	1,825,100	94,978
Concho Resources Inc.[1]	950,000	93,385
TOTAL SA2	1,926,000	86,834
Enbridge Inc. (CAD denominated)	1,511,465	56,121
BP PLC[2]	10,299,345	52,204
BG Group PLC[2]	3,436,000	49,546
Veresen Inc.	6,420,000	49,070
Halliburton Co.	1,303,800	46,089
Golar LNG Ltd.	1,569,000	43,744
Chesapeake Energy Corp.	5,850,000	42,881
Canadian Natural Resources, Ltd.	2,140,000	41,678
Eni SpA[2]	1,957,000	30,792
Apache Corp.	570,000	22,321
Tullow Oil PLC (Ireland)[1,2]	6,204,000	15,942
Cobalt International Energy, Inc.[1]	1,465,200	10,374
Cenovus Energy Inc. (CAD denominated)	334,700	5,076
		1,682,451
Materials 5.94%
Celanese Corp., Series A	5,930,400	350,902
Monsanto Co.	2,838,200	242,212
Dow Chemical Co.	4,642,900	196,859
Mosaic Co.	2,903,500	90,328
Valspar Corp.	1,233,600	88,671
International Flavors & Fragrances Inc.	814,900	84,147
American Funds Insurance Series — Growth-Income Fund — Page 47 of 176

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Freeport-McMoRan Inc.	7,800,000	$75,582
Vale SA, Class A, preferred nominative (ADR)	14,293,800	47,884
Vale SA, Class A, preferred nominative	4,190,000	14,078
Rio Tinto PLC[2]	1,742,000	58,442
Albemarle Corp.	1,024,000	45,158
Praxair, Inc.	251,000	25,567
Koninklijke DSM NV2	419,424	19,367
ArcelorMittal[2]	1,675,000	8,752
PolyOne Corp.	226,000	6,631
First Quantum Minerals Ltd.	619,100	2,268
		1,356,848
Telecommunication services 2.23%
Verizon Communications Inc.	9,429,701	410,286
AT&T Inc.	2,610,000	85,034
CenturyLink, Inc.	540,000	13,565
		508,885
Utilities 1.33%
Sempra Energy	1,649,600	159,549
Exelon Corp.	2,263,650	67,230
Dominion Resources, Inc.	750,000	52,785
AES Corp.	1,631,000	15,968
NRG Energy, Inc.	500,000	7,425
		302,957
Miscellaneous 3.08%
Other common stocks in initial period of acquisition		703,966
Total common stocks (cost: $17,260,084,000)		21,280,344
Rights & warrants 0.01% Consumer discretionary 0.01%
General Motors Co., Series A, warrants, expire 2016[1]	85,694	1,746
General Motors Co., Series B, warrants, expire 2019[1]	85,694	1,133
Total rights & warrants (cost: $3,908,000)		2,879
Convertible stocks 0.02% Financials 0.02%
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred[3]	6,000	5,070
Total convertible stocks (cost: $6,000,000)		5,070
Convertible bonds 0.17% Information technology 0.17%	Principal amount (000)
VeriSign, Inc., convertible notes, 4.136% 2037	$ 18,020	37,696
Total convertible bonds (cost: $27,669,000)		37,696
American Funds Insurance Series — Growth-Income Fund — Page 48 of 176

unaudited
Bonds, notes & other debt instruments 0.07% Corporate bonds & notes 0.07% Telecommunication services 0.07%	Principal amount (000)	Value (000)
Sprint Nextel Corp. 9.125% 2017	$13,000	$13,199
Sprint Nextel Corp. 11.50% 2021	3,700	3,672
Total bonds, notes & other debt instruments (cost: $16,700,000)		16,871
Short-term securities 5.91%
Chariot Funding, LLC 0.42% due 1/4/2016[4]	14,400	14,386
Chevron Corp. 0.13%–0.17% due 10/6/2015–11/5/2015[4]	70,900	70,894
Coca-Cola Co. 0.21% due 10/20/2015[4]	25,000	24,999
Emerson Electric Co. 0.21% due 11/13/2015[4]	13,500	13,498
Fannie Mae 0.14%–0.26% due 11/6/2015–2/9/2016	141,400	141,392
Federal Farm Credit Banks 0.17% due 11/17/2015	16,100	16,100
Federal Home Loan Bank 0.11%–0.22% due 10/5/2015–2/16/2016	552,100	552,069
Freddie Mac 0.10%–0.22% due 10/21/2015–1/8/2016	264,800	264,791
John Deere Financial Ltd. 0.13% due 11/4/2015[4]	15,000	14,998
Jupiter Securitization Co., LLC 0.42% due 12/22/2015[4]	23,000	22,982
Microsoft Corp. 0.18% due 11/4/2015[4]	19,000	18,999
PepsiCo Inc. 0.14% due 11/17/2015[4]	50,000	49,992
United Parcel Service Inc. 0.16% due 10/1/2015[4]	25,000	25,000
Wal-Mart Stores, Inc. 0.15% due 11/9/2015[4]	50,000	49,995
Walt Disney Co. 0.14%–0.15% due 10/8/2015–10/14/2015[4]	69,900	69,898
Total short-term securities (cost: $1,349,720,000)		1,349,993
Total investment securities 99.29% (cost: $18,664,081,000)		22,692,853
Other assets less liabilities 0.71%		161,641
Net assets 100.00%		$22,854,494
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" was $1,375,863,000, which represented 6.02% of the net assets of the fund. This amount includes $1,294,136,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $375,641,000, which represented 1.64% of the net assets of the fund.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred	6/28/2012	$6,000	$5,070.02%

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
HKD = Hong Kong dollars
American Funds Insurance Series — Growth-Income Fund — Page 49 of 176

International Growth and Income Fund
Investment portfolio
September 30, 2015
unaudited
Common stocks 89.52% Financials 23.26%	Shares	Value (000)
Prudential PLC[1]	1,107,824	$23,420
Wharf (Holdings) Ltd.[1]	3,380,000	19,098
Cheung Kong Property Holdings Ltd.[1]	2,233,348	16,368
Barclays PLC[1]	4,297,362	15,888
BNP Paribas SA1	233,700	13,762
St. James’s Place PLC[1]	1,048,000	13,491
Siam Commercial Bank PCL[1]	3,397,000	12,585
bank muscat (SAOG)[1]	7,092,750	10,060
Banco Bilbao Vizcaya Argentaria, SA1	651,122	5,522
Banco Bilbao Vizcaya Argentaria, SA (ADR)	325,528	2,725
RioCan Real Estate Investment Trust	418,762	7,992
Jupiter Fund Management PLC[1]	1,168,000	7,680
Japan Real Estate Investment Corp.[1]	1,432	6,606
HDFC Bank Ltd.[1]	333,000	6,533
Assicurazioni Generali SpA[1]	340,000	6,236
Credit Suisse Group AG1	247,530	5,955
Mitsui Fudosan Co., Ltd.[1]	172,000	4,730
Banco Santander, SA1	859,212	4,575
Bank of Ireland[1,2]	11,762,000	4,571
Link Real Estate Investment Trust[1]	821,000	4,526
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	1,617,600	4,521
UBS Group AG1	230,000	4,262
Bank of Montreal	75,500	4,118
Sampo Oyj, Class A1	82,700	4,011
Standard Life PLC[1]	679,688	4,000
HSBC Holdings PLC (HKD denominated)[1]	466,226	3,486
Sberbank of Russia (ADR)[1]	580,500	2,873
Sberbank of Russia (GDR)[1,3]	116,832	578
Investor AB, Class B1	93,600	3,222
Bank Rakyat Indonesia (Persero) Tbk PT1	4,084,000	2,426
Land and Houses PCL, nonvoting depository receipt[1]	9,108,000	2,025
ING Groep NV, depository receipts[1]	109,000	1,547
		229,392
Consumer staples 13.88%
Philip Morris International Inc.	396,300	31,438
British American Tobacco PLC[1]	419,900	23,206
Imperial Tobacco Group PLC[1]	338,763	17,534
Japan Tobacco Inc.[1]	446,600	13,893
Nestlé SA1	124,000	9,338
Associated British Foods PLC[1]	184,080	9,329
CALBEE, Inc.[1]	284,400	9,244
Glanbia PLC[1]	428,000	7,969
Pernod Ricard SA1	49,250	4,973
Thai Beverage PCL[1]	9,406,400	4,543
American Funds Insurance Series — International Growth and Income Fund — Page 50 of 176

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Marine Harvest ASA[1,2]	239,116	$3,055
Orion Corp.[1]	3,000	2,395
		136,917
Consumer discretionary 12.85%
H & M Hennes & Mauritz AB, Class B1	460,700	16,845
Kering SA1	88,500	14,485
HUGO BOSS AG1	80,420	9,018
Whitbread PLC[1]	119,297	8,438
Barratt Developments PLC[1]	861,600	8,428
GKN PLC[1]	1,832,000	7,453
Numericable-SFR, non-registered shares[1,2]	157,435	7,292
Taylor Wimpey plc[1]	2,255,000	6,690
Daily Mail and General Trust PLC, Class A, nonvoting[1]	543,600	6,209
L’Occitane International SA1	2,840,000	5,944
WPP PLC[1]	221,600	4,615
Inchcape PLC[1]	373,000	4,068
Crown Resorts Ltd.[1]	564,000	3,930
Genting Singapore PLC[1]	7,083,000	3,611
Liberty Global PLC, Class C2	57,700	2,367
Liberty Global PLC, Class A2	18,500	794
Rightmove PLC[1]	55,700	3,081
Sands China Ltd.[1]	972,000	2,956
Galaxy Entertainment Group Ltd.[1]	1,100,000	2,825
RTL Group SA, non-registered shares[1]	32,100	2,763
Daimler AG1	24,700	1,791
Ladbrokes PLC[1]	1,072,000	1,556
Hyundai Mobis Co., Ltd.[1]	6,508	1,264
Volkswagen AG, nonvoting preferred[1]	1,873	205
Liberty Global PLC LiLAC, Class C2	2,885	99
Liberty Global PLC LiLAC, Class A2	925	31
		126,758
Utilities 10.80%
EDP - Energias de Portugal, SA1	10,961,084	40,179
SSE PLC[1]	1,243,703	28,205
Power Assets Holdings Ltd.[1]	1,013,000	9,607
National Grid PLC[1]	561,498	7,820
Cheung Kong Infrastructure Holdings Ltd.[1]	702,000	6,297
ENN Energy Holdings Ltd.[1]	858,000	4,140
Centrica PLC[1]	1,005,219	3,493
Fortum Oyj[1]	195,000	2,890
Power Grid Corp. of India Ltd.[1]	1,000,853	2,022
PT Perusahaan Gas Negara (Persero) Tbk[1]	10,439,600	1,814
		106,467
Health care 9.40%
Novartis AG1	429,870	39,597
Orion Oyj, Class B1	429,600	16,262
Bayer AG1	59,423	7,595
UCB SA1	85,200	6,668
GlaxoSmithKline PLC[1]	317,000	6,077
Grifols, SA, Class B, preferred nonvoting, non-registered shares[1]	166,000	5,130
Astellas Pharma Inc.[1]	332,000	4,310
American Funds Insurance Series — International Growth and Income Fund — Page 51 of 176

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Fresenius SE & Co. KGaA[1]	55,500	$3,723
Fresenius Medical Care AG & Co. KGaA[1]	43,100	3,361
		92,723
Industrials 5.81%
CK Hutchison Holdings Ltd.[1]	1,283,348	16,713
ASSA ABLOY AB, Class B1	620,400	11,144
Airbus Group SE, non-registered shares[1]	104,000	6,177
Jardine Matheson Holdings Ltd.[1]	94,200	4,453
Deutsche Post AG1	141,000	3,902
VINCI SA1	57,500	3,656
Bunzl PLC[1]	122,752	3,295
Randstad Holding NV1	54,000	3,222
AA PLC[1,2]	654,007	2,810
AB Volvo, Class B1	93,800	901
Kühne + Nagel International AG1	4,476	576
Schneider Electric SE1	7,228	405
		57,254
Telecommunication services 4.54%
Intouch Holdings PCL, nonvoting depository receipts[1]	2,450,000	4,915
Intouch Holdings PCL[1]	1,983,000	3,978
China Mobile Ltd.[1]	700,000	8,355
Advanced Info Service PCL[1]	1,035,400	6,456
MTN Group Ltd.[1]	440,000	5,665
SoftBank Group Corp.[1]	106,000	4,877
Bharti Infratel Ltd.[1]	620,000	3,359
Mobile TeleSystems OJSC (ADR)	362,500	2,617
Singapore Telecommunications Ltd.[1]	998,000	2,532
TeliaSonera AB1	377,000	2,033
		44,787
Energy 3.78%
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	634,500	14,963
Veresen Inc.	922,000	7,047
BP PLC[1]	1,169,200	5,926
Suncor Energy Inc.	164,987	4,412
Canadian Natural Resources, Ltd.	168,000	3,272
BG Group PLC[1]	114,400	1,650
		37,270
Materials 2.78%
Fortescue Metals Group Ltd.[1]	6,300,000	8,096
Syngenta AG1	12,080	3,880
Rio Tinto PLC[1]	115,000	3,858
HeidelbergCement AG1	55,800	3,821
Vale SA, Class A, preferred nominative (ADR)	814,185	2,727
Amcor Ltd.[1]	282,000	2,620
BASF SE1	31,200	2,381
		27,383
Information technology 2.42%
Quanta Computer Inc.[1]	4,430,000	7,653
Delta Electronics, Inc.[1]	1,380,760	6,509
ASML Holding NV1	51,000	4,471
American Funds Insurance Series — International Growth and Income Fund — Page 52 of 176

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
MediaTek Inc.[1]	325,000	$2,425
Baidu, Inc., Class A (ADR)[2]	15,000	2,061
Mail.Ru Group Ltd. (GDR)[1,2]	45,000	785
		23,904
Total common stocks (cost: $937,976,000)		882,855
Convertible bonds 0.26% Financials 0.26%	Principal amount (000)
bank muscat (SAOG), convertible notes, 3.50% 2018	OMR1,003	248
Bank of Ireland, convertible notes, 10.00% 2016	€1,950	2,298
Total convertible bonds (cost: $2,816,000)		2,546
Bonds, notes & other debt instruments 1.53% Corporate bonds & notes 0.97% Materials 0.89%
First Quantum Minerals Ltd. 6.75% 2020[3]	$2,349	1,586
FMG Resources 9.75% 2022[3]	7,750	7,236
		8,822
Financials 0.08%
Bank of Ireland 10.24% (undated)	€680	772
Total corporate bonds & notes		9,594
Bonds & notes of governments & government agencies outside the U.S. 0.55%
Hungarian Government, Series 20A, 7.50% 2020	HUF118,480	524
India (Republic of) 8.60% 2028	INR302,400	4,839
		5,363
U.S. Treasury bonds & notes 0.01% U.S. Treasury 0.01%
U.S. Treasury 0.50% 2016	$120	120
Total U.S. Treasury bonds & notes		120
Total bonds, notes & other debt instruments (cost: $16,492,000)		15,077
Short-term securities 8.26%
AstraZeneca PLC 0.13% due 11/12/2015[3]	22,000	21,996
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.19% due 10/26/2015	9,400	9,399
Federal Home Loan Bank 0.17%–0.18% due 11/18/2015–12/9/2015	29,500	29,500
Freddie Mac 0.22% due 1/6/2016	8,700	8,699
Nestlé Capital Corp. 0.18% due 11/3/2015[3]	3,300	3,299
Thunder Bay Funding, LLC 0.40% due 12/17/2015[3]	8,600	8,594
Total short-term securities (cost: $81,475,000)		81,487
Total investment securities 99.57% (cost: $1,038,759,000)		981,965
Other assets less liabilities 0.43%		4,254
Net assets 100.00%		$986,219
American Funds Insurance Series — International Growth and Income Fund — Page 53 of 176

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $806,634,000, which represented 81.79% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $43,289,000, which represented 4.39% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
€ = Euros
GBP = British pounds
HKD = Hong Kong dollars
HUF = Hungarian forints
INR = Indian rupees
OMR = Omani rials
American Funds Insurance Series — International Growth and Income Fund — Page 54 of 176

Capital Income Builder®
Investment portfolio
September 30, 2015
unaudited
Common stocks 81.14% Consumer staples 13.93%	Shares	Value (000)
Philip Morris International Inc.	79,475	$6,305
Altria Group, Inc.	69,810	3,798
Coca-Cola Co.	85,645	3,436
Unilever PLC[1]	58,410	2,379
Japan Tobacco Inc.[1]	66,200	2,059
Procter & Gamble Co.	21,600	1,554
Tate & Lyle PLC[1]	163,100	1,457
Imperial Tobacco Group PLC[1]	27,600	1,429
Diageo PLC[1]	41,900	1,128
Nestlé SA1	13,020	980
Reynolds American Inc.	21,740	962
		25,487
Financials 13.89%
Sampo Oyj, Class A1	75,441	3,659
Swedbank AB, Class A1	159,974	3,538
Wells Fargo & Co.	42,500	2,182
Mercury General Corp.	35,710	1,804
Iron Mountain Inc.	53,995	1,675
BB&T Corp.	41,180	1,466
Bank of China Ltd., Class H1	3,121,000	1,351
CME Group Inc., Class A	13,995	1,298
PNC Financial Services Group, Inc.	14,300	1,276
Svenska Handelsbanken AB, Class A1	84,651	1,216
Aberdeen Asset Management PLC[1]	249,500	1,122
Arthur J. Gallagher & Co.	26,100	1,077
People’s United Financial, Inc.	50,550	795
HSBC Holdings PLC (GBP denominated)[1]	102,820	778
Skandinaviska Enskilda Banken AB, Class A1	62,262	665
Umpqua Holdings Corp.	34,100	556
Henderson Group PLC[1]	132,000	522
Crown Castle International Corp.	5,600	442
		25,422
Utilities 9.93%
SSE PLC[1]	214,663	4,868
National Grid PLC[1]	248,740	3,464
Duke Energy Corp.	24,100	1,734
Cheung Kong Infrastructure Holdings Ltd.[1]	142,000	1,274
Red Eléctrica de Corporación, SA1	15,310	1,272
Power Assets Holdings Ltd.[1]	130,000	1,233
Infratil Ltd.[1]	622,290	1,220
CMS Energy Corp.	29,400	1,038
EDP - Energias de Portugal, SA1	247,015	905
American Funds Insurance Series — Capital Income Builder — Page 55 of 176

unaudited
Common stocks Utilities (continued)	Shares	Value (000)
Fortum Oyj[1]	60,309	$894
Glow Energy PCL[1]	117,600	276
		18,178
Health care 8.29%
AstraZeneca PLC[1]	60,850	3,862
AstraZeneca PLC (ADR)	55,180	1,756
Pfizer Inc.	142,980	4,491
GlaxoSmithKline PLC[1]	133,500	2,559
Novartis AG1	15,019	1,384
Roche Holding AG, non-registered shares, non-voting[1]	3,319	877
AbbVie Inc.	4,320	235
		15,164
Telecommunication services 7.74%
Verizon Communications Inc.	115,751	5,036
Singapore Telecommunications Ltd.[1]	780,700	1,980
HKT Trust and HKT Ltd., units[1]	1,242,340	1,480
Vodafone Group PLC[1]	341,100	1,079
NTT DoCoMo, Inc.[1]	62,800	1,053
freenet AG1	28,438	939
AT&T Inc.	28,180	918
TDC A/S1	168,751	871
TeliaSonera AB1	98,983	534
MTN Group Ltd.[1]	13,926	179
CenturyLink, Inc.	3,765	95
		14,164
Information technology 6.65%
Microsoft Corp.	79,160	3,504
Xilinx, Inc.	47,340	2,007
VTech Holdings Ltd.[1]	141,500	1,683
Texas Instruments Inc.	29,730	1,472
Paychex, Inc.	28,410	1,353
Ricoh Co., Ltd.[1]	119,200	1,205
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	238,000	950
		12,174
Energy 6.56%
ConocoPhillips	68,715	3,296
Kinder Morgan, Inc.	98,100	2,715
Exxon Mobil Corp.	22,800	1,695
Helmerich & Payne, Inc.	32,300	1,527
Royal Dutch Shell PLC, Class B1	60,460	1,434
Enbridge Inc. (CAD denominated)	24,870	923
Eni SpA[1]	26,766	421
		12,011
Consumer discretionary 6.39%
Gannett Co., Inc.	130,640	1,924
Greene King PLC[1]	153,020	1,844
Marks and Spencer Group PLC[1]	171,200	1,301
Las Vegas Sands Corp.	31,900	1,211
SES SA, Class A (FDR)[1]	35,391	1,117
Electrolux AB, Series B1	31,563	893
American Funds Insurance Series — Capital Income Builder — Page 56 of 176

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
ProSiebenSat.1 Media SE1	18,056	$884
Viacom Inc., Class B	20,300	876
BCA Marketplace PLC[1,2]	305,000	789
Modern Times Group MTG AB, Class B1	27,565	709
TEGNA Inc.	6,500	146
		11,694
Industrials 4.77%
BAE Systems PLC[1]	326,400	2,216
Lockheed Martin Corp.	9,855	2,043
Boeing Co.	5,300	694
MTR Corp. Ltd.[1]	152,000	663
Siemens AG1	7,076	632
Edenred SA1	36,704	600
Sydney Airport, units[1]	130,774	548
Nielsen Holdings PLC	12,000	534
Air New Zealand Ltd.[1]	273,000	430
Safran SA1	3,995	301
Schneider Electric SE1	1,218	68
		8,729
Materials 2.43%
Amcor Ltd.[1]	126,128	1,172
Dow Chemical Co.	25,415	1,078
Givaudan SA1	601	979
Nucor Corp.	19,930	748
Potash Corp. of Saskatchewan Inc. (CAD denominated)	22,800	469
		4,446
Miscellaneous 0.56%
Other common stocks in initial period of acquisition		1,018
Total common stocks (cost: $161,675,000)		148,487
Convertible stocks 0.32% Financials 0.32%
American Tower Corp., Series B, 5.50% depository share, convertible preferred 2018	6,100	587
Total convertible stocks (cost: $615,000)		587
Bonds, notes & other debt instruments 16.79% Mortgage-backed obligations 7.45%	Principal amount (000)
Government National Mortgage Assn. 4.00% 2044[3]	$1,000	1,066
Government National Mortgage Assn. 3.50% 2045[3]	8,375	8,794
Government National Mortgage Assn. 4.50% 2045[3]	1,000	1,079
Government National Mortgage Assn. 4.50% 2045[3,4]	400	430
Government National Mortgage Assn. 5.00% 2045[3]	250	275
Government National Mortgage Assn. 5.616% 2059[3]	188	196
Government National Mortgage Assn. 4.81% 2060[3]	146	154
Government National Mortgage Assn. 5.46% 2060[3]	156	167
Government National Mortgage Assn. 4.664% 2061[3]	210	223
Government National Mortgage Assn. 4.797% 2061[3]	185	196
Government National Mortgage Assn. 6.856% 2061[3]	85	92
American Funds Insurance Series — Capital Income Builder — Page 57 of 176

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.559% 2062[3]	$57	$62
Government National Mortgage Assn. 4.625% 2062[3]	449	485
Government National Mortgage Assn. 4.356% 2063[3]	143	155
Government National Mortgage Assn. 4.491% 2063[3]	59	64
Government National Mortgage Assn. 4.549% 2063[3]	181	198
		13,636
U.S. Treasury bonds & notes 4.55% U.S. Treasury 4.55%
U.S. Treasury 2.25% 2021	1,125	1,168
U.S. Treasury 8.00% 2021	3,250	4,462
U.S. Treasury 2.875% 2045	400	400
U.S. Treasury 3.00% 2045	2,245	2,300
Total U.S. Treasury bonds & notes		8,330
Corporate bonds & notes 3.46% Financials 1.18%
AvalonBay Communities, Inc. 6.10% 2020	100	115
Bank of America Corp. 5.625% 2020	200	226
BB&T Corp. 6.85% 2019	100	116
Berkshire Hathaway Inc. 4.25% 2021	100	110
BNP Paribas 5.00% 2021	100	112
Developers Diversified Realty Corp. 7.875% 2020	100	122
Goldman Sachs Group, Inc., Series D, 6.00% 2020	200	230
JPMorgan Chase & Co. 6.30% 2019	200	227
JPMorgan Chase & Co. 4.25% 2020	200	215
Kimco Realty Corp. 6.875% 2019	100	117
Morgan Stanley 7.30% 2019	200	234
Morgan Stanley 5.50% 2020	200	225
Wells Fargo & Co. 5.625% 2017	100	109
		2,158
Consumer discretionary 0.91%
Comcast Corp. 5.15% 2020	100	113
Ford Motor Credit Co. 8.125% 2020	200	240
General Motors Financial Co. 4.375% 2021	200	204
Johnson Controls, Inc. 5.00% 2020	200	219
Time Warner Inc. 4.75% 2021	200	218
Time Warner Inc. 4.05% 2023	169	174
Time Warner Inc. 3.55% 2024	132	131
Time Warner Inc. 3.60% 2025	268	264
Viacom Inc. 5.625% 2019	100	110
		1,673
Energy 0.29%
Enbridge Energy Partners, LP, Series B, 6.50% 2018	100	109
EnLink Midstream Partners, LP 4.40% 2024	100	96
Enterprise Products Operating LLC 6.50% 2019	100	112
Kinder Morgan Energy Partners, LP 5.30% 2020	100	106
Williams Partners LP 4.125% 2020	100	102
		525
American Funds Insurance Series — Capital Income Builder — Page 58 of 176

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities 0.25%	Principal amount (000)	Value (000)
Entergy Corp. 5.125% 2020	$100	$108
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	100	116
NV Energy, Inc 6.25% 2020	100	117
Progress Energy, Inc. 7.05% 2019	100	116
		457
Health care 0.24%
Amerisource Bergen 4.875% 2019	100	110
Becton, Dickinson and Co. 5.00% 2019	100	110
Boston Scientific Corp. 6.00% 2020	100	112
McKesson Corp. 7.50% 2019	100	117
		449
Telecommunication services 0.24%
Verizon Communications Inc. 5.50% 2018	100	109
Verizon Communications Inc. 4.50% 2020	300	325
		434
Industrials 0.16%
Caterpillar Financial Services Corp. 7.15% 2019	100	117
General Electric Capital Corp. 5.50% 2020	150	172
		289
Consumer staples 0.13%
Altria Group, Inc. 9.25% 2019	100	125
Kraft Foods Inc. 6.125% 2018	100	111
		236
Materials 0.06%
BHP Billiton Finance (USA) Ltd. 6.50% 2019	100	114
Total corporate bonds & notes		6,335
Asset-backed obligations 1.33%
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[3]	79	79
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class B, 2.08% 2020[3]	250	252
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[3,5]	102	102
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,3,6]	182	182
Prestige Auto Receivables Trust, Series 2015-1, Class A-2, 1.09% 2019[3,5]	122	122
Santander Drive Auto Receivables Trust, Series 2011-4, Class C, 3.82% 2017[3]	27	27
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2018[3]	283	284
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2019[3]	250	251
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 2019[3]	500	505
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 2020[3]	500	500
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[3]	125	126
		2,430
Total bonds, notes & other debt instruments (cost: $30,529,000)		30,731
American Funds Insurance Series — Capital Income Builder — Page 59 of 176

unaudited
Short-term securities 2.08%	Principal amount (000)	Value (000)
Emerson Electric Co. 0.15% due 10/19/2015[5]	$1,900	$1,900
Federal Home Loan Bank 0.12% due 1/7/2016	1,900	1,900
Total short-term securities (cost: $3,799,000)		3,800
Total investment securities 100.33% (cost: $196,618,000)		183,605
Other assets less liabilities (0.33)%		(597)
Net assets 100.00%		$183,008
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $76,525,000, which represented 41.82% of the net assets of the fund. This amount includes $76,343,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,124,000, which represented 1.16% of the net assets of the fund.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021	4/7/2015	$182	$182.10%

Key to abbreviations
ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
TBA = To be announced
CAD = Canadian dollars
GBP = British pounds
American Funds Insurance Series — Capital Income Builder — Page 60 of 176

Asset Allocation Fund
Investment portfolio
September 30, 2015
unaudited
Common stocks 65.04% Information technology 12.94%	Shares	Value (000)
Microsoft Corp.	15,325,000	$678,285
Intel Corp.	6,879,000	207,333
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	9,700,000	201,275
ASML Holding NV (New York registered)	2,200,000	193,556
VeriSign, Inc.[1]	2,675,000	188,748
Intuit Inc.	2,000,000	177,500
Texas Instruments Inc.	3,000,000	148,560
KLA-Tencor Corp.	2,500,000	125,000
Cisco Systems, Inc.	4,000,000	105,000
AAC Technologies Holdings Inc.[2]	16,000,000	100,082
Google Inc., Class A1	60,000	38,302
Google Inc., Class C1	60,164	36,605
Amphenol Corp., Class A	350,000	17,836
Analog Devices, Inc.	300,000	16,923
		2,235,005
Consumer discretionary 10.80%
Comcast Corp., Class A	6,940,000	394,747
Amazon.com, Inc.[1]	650,000	332,729
Home Depot, Inc.	2,405,000	277,753
Twenty-First Century Fox, Inc., Class A	5,850,000	157,833
NIKE, Inc., Class B	1,040,000	127,889
VF Corp.	1,800,000	122,778
Newell Rubbermaid Inc.	3,000,000	119,130
General Motors Co.	3,500,000	105,070
Hasbro, Inc.	900,000	64,926
Johnson Controls, Inc.	1,120,000	46,323
MGM Resorts International[1]	1,100,000	20,295
Target Corp.	250,000	19,665
Naspers Ltd., Class N2	155,000	19,448
Walt Disney Co.	175,000	17,885
Time Warner Inc.	200,000	13,750
CBS Corp., Class B	315,000	12,569
Cooper-Standard Holdings Inc.[1]	208,285	12,081
		1,864,871
Financials 9.07%
JPMorgan Chase & Co.	4,925,000	300,277
ACE Ltd.	2,620,000	270,908
First Republic Bank	2,200,000	138,094
Citigroup Inc.	2,750,000	136,428
PNC Financial Services Group, Inc.	1,200,000	107,040
Marsh & McLennan Companies, Inc.	1,740,000	90,863
Capital One Financial Corp.	1,200,000	87,024
Goldman Sachs Group, Inc.	450,000	78,192
Bank of America Corp.	5,000,000	77,900
American Funds Insurance Series — Asset Allocation Fund — Page 61 of 176

unaudited
Common stocks Financials (continued)	Shares	Value (000)
American Express Co.	1,050,000	$77,837
Arch Capital Group Ltd.[1]	860,000	63,184
Sumitomo Mitsui Financial Group, Inc. (ADR)	7,500,000	57,225
Allstate Corp.	750,000	43,680
Moody’s Corp.	165,798	16,281
American Tower Corp.	150,000	13,197
Bankia, SA2	7,100,000	9,200
		1,567,330
Industrials 8.50%
Lockheed Martin Corp.	2,115,000	438,461
Boeing Co.	1,720,000	225,234
Robert Half International Inc.	2,200,000	112,552
Nielsen Holdings PLC	2,500,000	111,175
Danaher Corp.	1,220,000	103,956
Rockwell Collins, Inc.	1,180,000	96,571
General Electric Co.	3,500,000	88,270
Parker-Hannifin Corp.	700,000	68,110
Precision Castparts Corp.	280,000	64,319
United Technologies Corp.	515,000	45,830
Cummins Inc.	330,000	35,831
TransDigm Group Inc.[1]	80,000	16,993
Rockwell Automation	165,000	16,743
ASSA ABLOY AB, Class B2	900,000	16,166
Waste Connections, Inc.	275,000	13,359
Rolls-Royce Holdings PLC[1,2]	1,100,000	11,295
CEVA Group PLC[1,2,3]	6,143	3,685
Atrium Corp.[1,2,3]	535	1
		1,468,551
Health care 7.76%
Merck & Co., Inc.	5,450,000	269,176
UnitedHealth Group Inc.	1,691,000	196,173
Johnson & Johnson	2,075,000	193,701
Humana Inc.	1,019,000	182,401
Pfizer Inc.	4,910,000	154,223
Incyte Corp.[1]	1,200,000	132,396
Thermo Fisher Scientific Inc.	785,000	95,990
Roche Holding AG, non-registered shares, non-voting[2]	300,000	79,306
Express Scripts Holding Co.[1]	275,000	22,264
PerkinElmer, Inc.	300,000	13,788
Rotech Healthcare Inc.[1,2]	184,138	1,283
		1,340,701
Energy 5.34%
Weatherford International PLC[1]	19,000,000	161,120
Concho Resources Inc.[1]	1,335,000	131,231
Chevron Corp.	1,625,000	128,180
Noble Energy, Inc.	4,200,000	126,756
ConocoPhillips	1,965,000	94,241
Schlumberger Ltd.	1,325,000	91,385
Kinder Morgan, Inc.	2,150,000	59,512
Tallgrass Energy GP, LP, Class A	2,200,000	43,714
Enbridge Inc.	875,450	32,506
Royal Dutch Shell PLC, Class B (ADR)	440,000	20,891
American Funds Insurance Series — Asset Allocation Fund — Page 62 of 176

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Denbury Resources Inc.	8,000,000	$19,520
FMC Technologies, Inc.[1]	450,000	13,950
		923,006
Consumer staples 4.63%
Philip Morris International Inc.	2,850,000	226,090
Unilever NV	3,445,000	138,489
Coca-Cola Co.	3,440,000	138,013
Nestlé SA2	1,310,000	98,651
Kraft Heinz Co.	970,000	68,463
Colgate-Palmolive Co.	920,000	58,383
Procter & Gamble Co.	770,000	55,394
Herbalife Ltd.[1]	300,000	16,350
		799,833
Materials 3.20%
LyondellBasell Industries NV	1,500,000	125,040
FMC Corp.	3,350,000	113,598
Dow Chemical Co.	2,500,000	106,000
Monsanto Co.	900,000	76,806
Nucor Corp.	1,500,000	56,325
E.I. du Pont de Nemours and Co.	790,700	38,112
Potash Corp. of Saskatchewan Inc.	1,808,800	37,171
		553,052
Telecommunication services 1.02%
Verizon Communications Inc.	1,565,000	68,093
T-Mobile US, Inc.[1]	1,500,000	59,715
AT&T Inc.	1,500,000	48,870
		176,678
Utilities 0.41%
Dominion Resources, Inc.	1,000,000	70,380
Miscellaneous 1.37%
Other common stocks in initial period of acquisition		235,599
Total common stocks (cost: $8,744,871,000)		11,235,006
Convertible stocks 0.05% Industrials 0.05%
CEVA Group PLC, Series A-1, 3.321% convertible preferred[2,4]	6,267	5,170
CEVA Group PLC, Series A-2, 2.321% convertible preferred[2,4]	5,998	3,599
Total convertible stocks (cost: $15,028,000)		8,769
Bonds, notes & other debt instruments 26.17% U.S. Treasury bonds & notes 12.69% U.S. Treasury 10.62%	Principal amount (000)
U.S. Treasury 1.50% 2016[5]	$212,000	213,963
U.S. Treasury 2.00% 2016	10,500	10,568
U.S. Treasury 7.25% 2016	2,000	2,087
American Funds Insurance Series — Asset Allocation Fund — Page 63 of 176

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 0.625% 2017	$125,000	$125,067
U.S. Treasury 0.625% 2018	138,000	137,332
U.S. Treasury 1.125% 2018	5,000	5,036
U.S. Treasury 3.50% 2018	20,000	21,288
U.S. Treasury 1.50% 2019	400,000	406,064
U.S. Treasury 1.50% 2019	59,000	59,634
U.S. Treasury 1.625% 2019	30,000	30,519
U.S. Treasury 1.75% 2019	21,000	21,449
U.S. Treasury 1.25% 2020	347,000	346,702
U.S. Treasury 1.25% 2020	48,000	47,912
U.S. Treasury 1.375% 2020	8,500	8,528
U.S. Treasury 1.50% 2020	9,000	9,081
U.S. Treasury 1.625% 2020	130,000	131,609
U.S. Treasury 2.25% 2024	8,000	8,155
U.S. Treasury 2.375% 2024	70,000	72,141
U.S. Treasury 2.00% 2025	68,000	67,687
U.S. Treasury 4.75% 2041	15,000	20,362
U.S. Treasury 3.125% 2043	40,500	42,465
U.S. Treasury 3.375% 2044	7,000	7,691
U.S. Treasury 2.50% 2045	9,000	8,296
U.S. Treasury 3.00% 2045	30,000	30,738
		1,834,374
U.S. Treasury inflation-protected securities 2.07%
U.S. Treasury Inflation-Protected Security 0.625% 2024[6]	180,014	179,550
U.S. Treasury Inflation-Protected Security 1.375% 2044[6]	151,552	154,514
U.S. Treasury Inflation-Protected Security 0.75% 2045[6]	27,364	23,853
		357,917
Total U.S. Treasury bonds & notes		2,192,291
Corporate bonds & notes 7.63% Health care 1.34%
AbbVie Inc. 3.20% 2022	1,670	1,662
AbbVie Inc. 4.50% 2035	4,115	3,925
AbbVie Inc. 4.40% 2042	2,035	1,868
Actavis Funding SCS 3.45% 2022	4,150	4,099
Actavis Funding SCS 4.75% 2045	2,000	1,824
Amgen Inc. 2.70% 2022	3,400	3,324
Baxalta Inc. 2.875% 2020[3]	5,405	5,412
Bayer AG 2.375% 2019[3]	2,750	2,787
Biogen Inc. 3.625% 2022	2,810	2,837
Boston Scientific Corp. 3.85% 2025	8,000	7,888
Celgene Corp 3.55% 2022	1,290	1,312
Celgene Corp. 3.625% 2024	3,000	2,994
Celgene Corp. 4.625% 2044	1,000	953
Centene Corp. 4.75% 2022	5,310	5,310
ConvaTec Finance International SA 8.25% 2019[3,7]	5,600	5,523
DaVita HealthCare Partners Inc. 5.00% 2025	3,275	3,152
DJO Finance LLC 10.75% 2020[3]	2,835	2,849
DJO Finco Inc. 8.125% 2021[3]	6,090	5,953
EMD Finance LLC 3.25% 2025[3]	8,000	7,768
Gilead Sciences, Inc. 3.05% 2016	4,300	4,403
Gilead Sciences, Inc. 3.25% 2022	2,260	2,282
American Funds Insurance Series — Asset Allocation Fund — Page 64 of 176

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
HCA Inc. 3.75% 2019	$2,465	$2,464
HealthSouth Corp. 5.75% 2024[3]	875	866
HealthSouth Corp. 5.75% 2025[3]	785	763
inVentiv Health Inc, Term Loan B4, 7.75% 2018[8,9,10]	2,075	2,076
inVentiv Health Inc. 9.00% 2018[3]	5,585	5,777
inVentiv Health Inc. 10.00% 2018	4,776	4,537
inVentiv Health Inc. 10.00% 2018	3,010	2,957
inVentiv Health Inc. 12.00% 2018[3,7]	10,955	10,746
Kindred Healthcare, Inc. 8.00% 2020[3]	1,225	1,301
Kinetic Concepts, Inc. 10.50% 2018	15,490	16,253
Kinetic Concepts, Inc. 12.50% 2019	7,430	7,904
Laboratory Corporation of America Holdings 3.20% 2022	2,665	2,623
Mallinckrodt PLC 4.875% 2020[3]	1,920	1,841
McKesson Corp. 3.796% 2024	3,500	3,597
Medtronic, Inc. 4.375% 2035	2,710	2,746
Medtronic, Inc. 4.625% 2045	2,885	2,984
Multiplan Inc., Term Loan B, 3.75% 2021[8,9,10]	574	568
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[8,9,10]	3,869	3,824
PRA Holdings, Inc. 9.50% 2023[3]	1,380	1,528
Quintiles Transnational Corp. 4.875% 2023[3]	1,075	1,067
Roche Holdings, Inc. 2.875% 2021[3]	8,000	8,192
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,8,9,10]	3,038	3,023
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,8,9,10]	2,400	2,388
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,7,8,9,10]	5,550	5,522
Tenet Healthcare Corp. 6.75% 2023	1,485	1,477
Tenet Healthcare Corp., First Lien, 4.75% 2020	5,240	5,315
Tenet Healthcare Corp., First Lien, 6.00% 2020	6,780	7,170
Tenet Healthcare Corp., First Lien, 4.50% 2021	3,725	3,683
Thermo Fisher Scientific Inc. 2.40% 2019	4,000	4,025
Thermo Fisher Scientific Inc. 4.15% 2024	4,000	4,152
UnitedHealth Group Inc. 3.35% 2022	4,355	4,499
VPI Escrow Corp. 6.75% 2018[3]	8,150	8,308
VPI Escrow Corp. 6.375% 2020[3]	8,455	8,429
VRX Escrow Corp. 6.125% 2025[3]	4,125	3,962
Zimmer Holdings, Inc. 3.15% 2022	6,015	5,965
		230,657
Financials 1.33%
ACE INA Holdings Inc. 3.15% 2025	3,255	3,180
American Campus Communities, Inc. 3.35% 2020	765	775
American Campus Communities, Inc. 3.75% 2023	2,000	1,980
American Campus Communities, Inc. 4.125% 2024	2,835	2,856
American International Group, Inc. 3.875% 2035	4,000	3,693
Bank of America Corp., Series L, 2.65% 2019	3,500	3,543
Bank of America Corp. 3.875% 2025	2,500	2,540
Barclays Bank PLC 3.65% 2025	3,960	3,788
BB&T Corp. 2.45% 2020	6,000	6,061
BPCE SA group 4.00% 2024	1,775	1,848
BPCE SA group 4.625% 2024[3]	2,400	2,345
BPCE SA group 5.15% 2024[3]	2,955	3,010
Brandywine Operating Partnership, LP 3.95% 2023	380	376
CIT Group Inc. 3.875% 2019	12,735	12,695
Citigroup Inc. 3.30% 2025	2,000	1,953
Communications Sales & Leasing, Inc. 6.00% 2023[3]	1,300	1,160
American Funds Insurance Series — Asset Allocation Fund — Page 65 of 176

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Communications Sales & Leasing, Inc. 8.25% 2023	$1,275	$1,096
Communications Sales & Leasing, Inc., Term Loan B, 5.00% 2022[8,9,10]	2,020	1,896
Corporate Office Properties LP 5.25% 2024	3,595	3,717
Corporate Office Properties LP 5.00% 2025	1,770	1,779
Credit Agricole SA 4.375% 2025[3]	1,620	1,567
Credit Suisse Group AG 1.70% 2018	4,000	3,988
Credit Suisse Group Funding (Guernsey) Ltd. 4.875% 2045[3]	2,000	1,969
Crescent Resources 10.25% 2017[3]	2,050	2,104
DDR Corp. 3.625% 2025	1,135	1,084
Developers Diversified Realty Corp. 7.50% 2017	3,460	3,746
Essex Portfolio L.P. 3.875% 2024	2,115	2,128
Essex Portfolio L.P. 3.50% 2025	4,420	4,303
Goldman Sachs Group, Inc. 2.55% 2019	4,000	4,032
Goldman Sachs Group, Inc. 3.85% 2024	3,000	3,063
Hospitality Properties Trust 6.30% 2016	3,000	3,026
Hospitality Properties Trust 6.70% 2018	6,540	7,022
HSBC Holdings PLC 4.25% 2024	3,000	2,982
Icahn Enterprises Finance Corp. 3.50% 2017	8,825	8,875
Intercontinentalexchange, Inc. 2.50% 2018	7,000	7,145
Intesa Sanpaolo SpA 5.017% 2024[3]	5,730	5,666
iStar Financial Inc. 4.00% 2017	7,275	7,020
iStar Financial Inc., Series B, 9.00% 2017	2,330	2,455
JPMorgan Chase & Co. 1.35% 2017	1,515	1,517
JPMorgan Chase & Co. 3.25% 2022	3,000	3,008
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	3,200	3,152
Kimco Realty Corp. 6.875% 2019	2,375	2,779
Kimco Realty Corp. 3.125% 2023	2,820	2,743
Lloyds Banking Group PLC 2.30% 2018	1,810	1,832
Lloyds Banking Group PLC 4.50% 2024	6,000	6,067
MetLife, Inc. 4.05% 2045	3,760	3,526
Morgan Stanley 4.00% 2025	1,050	1,075
Morgan Stanley 4.30% 2045	2,695	2,569
Nordea Bank AB 2.50% 2020[3]	4,450	4,491
PNC Financial Services Group, Inc. 2.854% 2022	1,445	1,442
PNC Financial Services Group, Inc. 3.90% 2024	6,000	6,082
Prudential Financial, Inc. 3.50% 2024	6,000	6,046
QBE Insurance Group Ltd. 2.40% 2018[3]	5,000	5,040
Rabobank Nederland 4.375% 2025	4,500	4,514
Realogy Corp. 4.50% 2019[3]	8,925	8,958
Realogy Corp. 5.25% 2021[3]	1,500	1,517
Realogy Corp., LOC, 4.40% 2016[8,9,10]	377	375
Scentre Group 3.25% 2025[3]	2,870	2,767
Scentre Group 3.50% 2025[3]	3,970	3,921
Toronto-Dominion Bank 2.25% 2019	2,150	2,165
UBS Group AG 4.125% 2025[3]	2,750	2,742
US Bancorp. 3.70% 2024	7,000	7,339
WEA Finance LLC 3.25% 2020[3]	3,530	3,568
Wells Fargo & Co. 2.60% 2020	4,000	4,043
Wells Fargo & Co. 3.55% 2025	4,000	4,010
		229,754
American Funds Insurance Series — Asset Allocation Fund — Page 66 of 176

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy 1.04%	Principal amount (000)	Value (000)
Alpha Natural Resources, Inc. 7.50% 2020[3,11]	$4,600	$333
Alpha Natural Resources, Inc. 7.50% 2020[3,11]	2,719	197
American Energy (Marcellus), Term Loan B, 5.25% 2020[8,9,10]	4,225	2,415
American Energy (Marcellus), Term Loan A, 8.50% 2021[8,9,10]	1,475	194
American Energy (Permian Basin) 7.125% 2020[3]	1,450	855
American Energy (Permian Basin) 7.375% 2021[3]	1,325	775
APT Pipelines Ltd. 4.20% 2025[3]	7,000	6,671
Bonanza Creek Energy, Inc. 6.75% 2021	1,150	811
Bonanza Creek Energy, Inc. 5.75% 2023	1,475	966
Canadian Natural Resources Ltd. 5.70% 2017	3,000	3,167
Cenovus Energy Inc. 3.80% 2023	3,970	3,741
Chesapeake Energy Corp. 4.875% 2022	4,750	3,123
CONSOL Energy Inc. 5.875% 2022	6,850	4,641
Denbury Resources Inc. 4.625% 2023	5,125	2,793
Devon Energy Corp. 5.00% 2045	6,590	5,996
Diamond Offshore Drilling, Inc. 4.875% 2043	4,500	2,964
Ecopetrol SA 5.375% 2026	4,230	3,696
Enbridge Energy Partners, LP, Series B, 6.50% 2018	1,900	2,067
Enbridge Energy Partners, LP 5.20% 2020	1,150	1,234
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,234
Enbridge Inc. 4.00% 2023	8,500	7,984
Energy Transfer Partners, LP 4.15% 2020	3,500	3,544
Energy Transfer Partners, LP 5.875% 2024	2,625	2,376
Energy Transfer Partners, LP 4.75% 2026	3,500	3,228
EnLink Midstream Partners, LP 4.15% 2025	5,580	5,131
EnLink Midstream Partners, LP 5.05% 2045	3,135	2,667
Ensco PLC 5.75% 2044	2,880	1,999
Enterprise Products Operating LLC 5.20% 2020	1,710	1,883
Enterprise Products Operating LLC 4.90% 2046	3,970	3,579
EP Energy Corp. 9.375% 2020	1,975	1,708
EP Energy Corp. 6.375% 2023	1,475	1,099
Exxon Mobil Corp. 1.912% 2020	5,000	5,035
Genesis Energy, LP 6.75% 2022	1,650	1,557
Kinder Morgan Energy Partners, LP 5.40% 2044	4,380	3,537
Kinder Morgan Energy Partners, LP 5.50% 2044	1,828	1,519
Kinder Morgan, Inc. 3.05% 2019	2,520	2,477
NGL Energy Partners LP 6.875% 2021	1,575	1,488
NGPL PipeCo LLC 7.119% 2017[3]	2,300	2,196
NGPL PipeCo LLC 9.625% 2019[3]	4,640	4,431
Noble Corp PLC 5.95% 2025	1,775	1,392
Noble Corp PLC 6.95% 2045	2,675	1,855
Oasis Petroleum Inc. 6.875% 2022	3,275	2,587
PDC Energy Inc. 7.75% 2022	1,825	1,816
Peabody Energy Corp. 6.00% 2018	25,585	6,780
Peabody Energy Corp. 6.25% 2021	3,675	772
Petróleos Mexicanos 3.50% 2023	7,000	6,317
Petróleos Mexicanos 5.625% 2046[3]	2,890	2,377
QGOG Constellation SA 6.25% 2019[3]	850	378
Rice Energy Inc. 6.25% 2022	1,975	1,771
Rice Energy Inc. 7.25% 2023[3]	525	495
Sabine Pass Liquefaction, LLC 5.625% 2021	1,350	1,259
Sabine Pass Liquefaction, LLC 5.625% 2025[3]	4,100	3,623
SandRidge Energy, Inc. 7.50% 2023	4,150	916
SM Energy Co. 5.625% 2025	2,750	2,372
American Funds Insurance Series — Asset Allocation Fund — Page 67 of 176

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Southwestern Energy Co. 4.95% 2025	$3,240	$2,889
Statoil ASA 2.75% 2021	1,925	1,931
Statoil ASA 3.25% 2024	2,850	2,826
Statoil ASA 4.25% 2041	2,000	1,980
StatoilHydro ASA 1.80% 2016	4,000	4,043
Targa Resources Corp. 4.125% 2019[3]	2,300	2,076
Targa Resources Partners LP 6.75% 2024[3]	1,200	1,147
Teekay Corp. 8.50% 2020	5,680	5,595
Tesoro Logistics LP 5.50% 2019[3]	1,200	1,182
TransCanada PipeLines Ltd. 7.625% 2039	4,000	5,130
Williams Partners LP 4.00% 2021	195	188
Williams Partners LP 4.50% 2023	5,000	4,696
Williams Partners LP 3.90% 2025	2,500	2,158
Williams Partners LP 5.40% 2044	385	308
Williams Partners LP 5.10% 2045	2,305	1,770
WPX Energy Inc. 7.50% 2020	1,625	1,495
		180,435
Telecommunication services 0.88%
Altice Financing SA 6.625% 2023[3]	825	794
AT&T Inc. 3.40% 2025	5,000	4,784
Deutsche Telekom International Finance BV 9.25% 2032	3,870	5,798
France Télécom 4.125% 2021	5,000	5,363
Frontier Communications Corp. 8.125% 2018	7,200	7,407
Frontier Communications Corp. 10.50% 2022[3]	2,275	2,218
Frontier Communications Corp. 11.00% 2025[3]	8,275	8,027
Intelsat Jackson Holding Co. 7.25% 2019	3,075	2,894
Intelsat Jackson Holding Co. 7.25% 2020	3,400	3,132
Intelsat Jackson Holding Co. 6.625% 2022	11,925	9,361
Intelsat Luxembourg Holding Co. 6.75% 2018	1,300	1,105
LightSquared, Term Loan, 9.00% 2015[2,7,8,9,10]	5,959	6,039
LightSquared, Term Loan, 9.00% 2015[2,7,8,9,10]	2,253	2,253
MetroPCS Wireless, Inc. 6.25% 2021	6,775	6,768
MetroPCS Wireless, Inc. 6.625% 2023	7,175	7,121
Numericable Group SA 4.875% 2019[3]	17,400	16,878
Orange SA 5.50% 2044	3,000	3,282
Sable International Finance Ltd. 6.875% 2022[3]	1,600	1,620
SoftBank Corp. 4.50% 2020[3]	3,850	3,738
Sprint Nextel Corp. 7.00% 2020	9,125	7,642
Sprint Nextel Corp. 11.50% 2021	3,700	3,672
Sprint Nextel Corp. 7.875% 2023	6,625	5,379
T-Mobile US, Inc. 6.542% 2020	4,125	4,202
Trilogy International Partners, LLC 10.25% 2016[3]	10,500	10,435
Verizon Communications Inc. 3.00% 2021	1,876	1,874
Verizon Communications Inc. 5.15% 2023	1,124	1,242
Verizon Communications Inc. 4.522% 2048	2,364	2,087
Wind Acquisition SA 4.75% 2020[3]	8,575	8,511
Wind Acquisition SA 7.375% 2021[3]	7,800	7,722
		151,348
Industrials 0.69%
ADT Corp. 4.125% 2019	5,900	5,959
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	17,795	14,414
Atlas Copco AB 5.60% 2017[3]	2,750	2,922
American Funds Insurance Series — Asset Allocation Fund — Page 68 of 176

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Builders Firstsource 7.625% 2021[3]	$3,375	$3,527
Cenveo, Inc. 6.00% 2019[3]	1,055	902
CEVA Group PLC, LOC, 6.50% 2021[8,9,10]	650	584
CEVA Group PLC, Term Loan B, 6.50% 2021[8,9,10]	932	836
CEVA Group PLC, Term Loan, 6.50% 2021[8,9,10]	675	606
CEVA Group PLC, Term Loan, 6.50% 2021[8,9,10]	116	105
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[10]	25	26
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[10]	5	5
Corporate Risk Holdings LLC 9.50% 2019[3]	3,878	3,665
Corporate Risk Holdings LLC 13.50% 2020[2,3,7]	939	929
DAE Aviation Holdings, Inc. 10.00% 2023[3]	2,025	2,015
Euramax International, Inc. 12.00% 2020[3]	4,675	4,558
General Electric Co. 2.70% 2022	6,535	6,560
General Electric Co. 4.125% 2042	2,500	2,474
Hardwoods Acquisition Inc 7.50% 2021[3]	3,150	2,961
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.057% 2015[2,8,9,10,11]	267	253
HD Supply, Inc. 11.50% 2020	7,385	8,382
HD Supply, Inc. 5.25% 2021[3]	1,675	1,690
HDTFS Inc. 5.875% 2020	2,200	2,200
Jeld-Wen Escrow Corp., Term Loan B, 5.25% 2021[8,9,10]	2,051	2,051
KLX Inc. 5.875% 2022[3]	2,585	2,528
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[3]	7,000	6,501
Navios Maritime Holdings Inc. 7.375% 2022[3]	6,125	4,954
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	2,795	2,068
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	1,000	1,006
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[3]	2,500	2,497
Nortek Inc. 8.50% 2021	7,845	8,276
Ply Gem Industries, Inc. 6.50% 2022	6,175	5,951
Ply Gem Industries, Inc. 6.50% 2022	2,350	2,221
R.R. Donnelley & Sons Co. 7.25% 2018	4,530	4,793
R.R. Donnelley & Sons Co. 7.875% 2021	1,775	1,853
R.R. Donnelley & Sons Co. 7.00% 2022	3,500	3,408
R.R. Donnelley & Sons Co. 6.50% 2023	210	198
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[3]	5,550	4,842
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[3,10]	44	47
		118,767
Materials 0.65%
ArcelorMittal 6.25% 2021	4,050	3,660
ArcelorMittal 6.125% 2025	700	569
ArcelorMittal 7.50% 2041	10,865	8,801
Blue Cube Spinco Inc. (Olin Corp.) 9.75% 2023[3]	560	585
Blue Cube Spinco Inc. (Olin Corp.) 10.00% 2025[3]	460	480
Chemours Co. 6.625% 2023[3]	3,675	2,481
Chemours Co. 7.00% 2025[3]	2,325	1,534
Cliffs Natural Resources Inc. 8.25% 2020[3]	2,375	2,102
Eastman Chemical Co. 2.70% 2020	7,000	7,001
Ecolab Inc. 3.00% 2016	2,545	2,595
First Quantum Minerals Ltd. 6.75% 2020[3]	10,927	7,376
First Quantum Minerals Ltd. 7.00% 2021[3]	11,877	7,750
First Quantum Minerals Ltd. 7.25% 2022[3]	3,525	2,194
FMG Resources 9.75% 2022[3]	16,725	15,617
Georgia Gulf Corp. 4.625% 2021	1,000	850
Georgia-Pacific Corp. 2.539% 2019[3]	7,000	7,042
American Funds Insurance Series — Asset Allocation Fund — Page 69 of 176

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Holcim Ltd. 5.15% 2023[3]	$6,165	$6,762
International Paper Co. 7.30% 2039	2,005	2,463
JMC Steel Group Inc. 8.25% 2018[3]	8,800	6,028
Owens-Illinois, Inc. 6.375% 2025[3]	2,410	2,439
Rayonier Advanced Materials Inc. 5.50% 2024[3]	120	90
Reynolds Group Inc. 5.75% 2020	15,670	15,866
Ryerson Inc. 9.00% 2017	1,100	984
Ryerson Inc. 11.25% 2018	3,325	3,034
Walter Energy, Inc. 9.50% 2019[3,11]	9,300	3,325
		111,628
Utilities 0.53%
American Electric Power Co. 2.95% 2022	4,020	3,911
Berkshire Hathaway Energy Co. 2.40% 2020	1,245	1,251
CenterPoint Energy Resources Corp. 4.50% 2021	4,690	5,030
CMS Energy Corp. 8.75% 2019	2,000	2,461
Consumers Energy Co. 3.375% 2023	475	489
Consumers Energy Co., First Mortgage Bonds, 3.125% 2024	3,785	3,833
Dominion Gas Holdings LLC 2.50% 2019	1,450	1,467
Duke Energy Progress Inc. 4.15% 2044	3,020	3,048
Dynegy Finance Inc. 7.375% 2022	1,025	1,038
EDP Finance BV 4.125% 2020[3]	6,000	6,094
Electricité de France SA 6.95% 2039[3]	4,000	5,196
Exelon Corp. 3.95% 2025	2,780	2,813
MidAmerican Energy Co. 5.95% 2017	1,375	1,484
MidAmerican Energy Co. 2.40% 2019	1,500	1,531
National Rural Utilities Cooperative Finance Corp. 2.15% 2019	7,000	7,045
Northern States Power Co. 4.125% 2044	6,000	6,084
NRG Energy, Inc. 6.25% 2022	1,525	1,395
Pacific Gas and Electric Co. 3.25% 2023	1,220	1,231
Pacific Gas and Electric Co. 3.85% 2023	6,879	7,199
Pacific Gas and Electric Co. 3.40% 2024	1,310	1,317
Pacific Gas and Electric Co. 4.30% 2045	1,270	1,265
PacifiCorp., First Mortgage Bonds, 5.65% 2018	1,250	1,385
PacifiCorp., First Mortgage Bonds, 3.60% 2024	6,695	6,928
Puget Sound Energy, Inc., First Lien, 6.50% 2020	1,245	1,453
Puget Sound Energy, Inc., First Lien, 6.00% 2021	1,790	2,069
Puget Sound Energy, Inc., First Lien, 5.625% 2022	1,965	2,211
Puget Sound Energy, Inc., First Lien, 3.65% 2025[3]	3,135	3,101
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	3,500	3,563
Tampa Electric Co. 4.35% 2044	3,805	3,915
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,10]	380	401
Virginia Electric and Power Co., Series B, 5.95% 2017	1,800	1,961
		92,169
Consumer discretionary 0.48%
Amazon.com, Inc. 4.80% 2034	6,000	6,187
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	11,175	10,588
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	1,610	1,620
Cumulus Media Holdings Inc. 7.75% 2019	2,265	1,634
DaimlerChrysler North America Holding Corp. 2.25% 2019[3]	6,000	5,880
DaimlerChrysler North America Holding Corp. 2.25% 2020[3]	2,515	2,442
DISH DBS Corp. 4.25% 2018	8,275	8,058
DISH DBS Corp. 5.125% 2020	1,325	1,232
American Funds Insurance Series — Asset Allocation Fund — Page 70 of 176

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 2.597% 2019	$3,000	$2,972
Ford Motor Credit Co. 3.219% 2022	6,000	5,817
Gannett Co., Inc. 4.875% 2021[3]	1,255	1,233
General Motors Co. 5.20% 2045	5,000	4,712
General Motors Financial Co. 3.45% 2022	3,625	3,482
iHeartCommunications, Inc. 10.625% 2023	2,440	2,068
MGM Resorts International 8.625% 2019	3,475	3,831
Neiman Marcus Group LTD Inc. 8.00% 2021[3]	1,625	1,682
Sotheby’s Holdings, Inc. 5.25% 2022[3]	1,625	1,511
Stackpole Intl. 7.75% 2021[3]	2,010	2,196
TI Automotive Ltd. 8.75% 2023[3]	1,120	997
Time Warner Inc. 3.60% 2025	3,500	3,444
Volkswagen International Finance NV 2.375% 2017[3]	5,000	4,931
Wynn Macau, Ltd. 5.25% 2021[3]	5,000	4,366
ZF Friedrichshafen AG 4.50% 2022[3]	1,050	996
ZF Friedrichshafen AG 4.75% 2025[3]	1,045	959
		82,838
Information technology 0.38%
Alcatel-Lucent USA Inc. 6.75% 2020[3]	618	651
Alcatel-Lucent USA Inc. 8.875% 2020[3]	6,990	7,488
First Data Corp. 8.25% 2021[3]	875	911
First Data Corp. 11.75% 2021	6,260	6,964
First Data Corp. 12.625% 2021	1,000	1,139
First Data Corp. 5.375% 2023[3]	3,850	3,821
Freescale Semiconductor, Inc. 5.00% 2021[3]	8,250	8,415
Freescale Semiconductor, Inc. 6.00% 2022[3]	10,250	10,737
Harris Corp. 5.054% 2045	1,830	1,774
Hewlett-Packard Co. 4.40% 2022[3]	7,000	6,986
Infor Inc. 5.75% 2020[3]	725	723
Oracle Corp. 2.50% 2022	7,500	7,399
SRA International, Inc. 11.00% 2019	3,865	4,104
SRA International, Inc., Term Loan B, 6.50% 2018[8,9,10]	5,000	5,019
		66,131
Consumer staples 0.31%
Altria Group, Inc. 4.50% 2043	3,000	2,878
British American Tobacco International Finance PLC 9.50% 2018[3]	2,470	3,021
British American Tobacco International Finance PLC 3.95% 2025[3]	5,500	5,735
CVS Caremark Corp. 5.125% 2045	3,695	3,992
General Mills, Inc. 2.20% 2019	3,595	3,633
Imperial Tobacco Finance PLC 3.50% 2023[3]	4,000	3,913
Pernod Ricard SA 2.95% 2017[3]	3,000	3,051
Philip Morris International Inc. 3.25% 2024	5,000	5,002
Philip Morris International Inc. 4.25% 2044	2,000	1,938
Reynolds American Inc. 6.15% 2043	580	661
Reynolds American Inc. 5.85% 2045	6,000	6,702
The JM Smucker Co. 3.00% 2022[3]	1,665	1,663
Walgreens Boots Alliance, Inc. 3.30% 2021	7,000	7,103
Wal-Mart Stores, Inc. 3.30% 2024	4,445	4,603
		53,895
Total corporate bonds & notes		1,317,622
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Bonds, notes & other debt instruments Mortgage-backed obligations 4.43%	Principal amount (000)	Value (000)
Aventura Mall Trust, Series A, 3.743% 2032[3,8,10]	$5,500	$5,892
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.733% 2049[8,10]	8,487	8,883
Bank of America Merrill Lynch Large Loan Inc., Series 2015-200P, Class A, 3.218% 2033[3,10]	3,545	3,592
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[8,10]	2,585	2,732
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[8,10]	1,430	1,544
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A-4, 3.762% 2048[10]	1,900	2,017
Citigroup Commercial Mortgage Trust, Series 2015-GC-33, Class A-4, 3.778% 2058[10]	3,330	3,491
COMM Mortgage Trust Series 2014-277P, Class A, 3.732% 2049[3,8,10]	2,500	2,600
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.178% 2035[3,10]	2,190	2,208
Commercial Mortgage Trust, Series 2015-PC1, Class A-5, 3.902% 2050[10]	4,735	5,032
Commonwealth Bank of Australia 0.75% 2016[3,10]	3,000	3,000
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,10]	6,225	6,346
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034[10]	633	652
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[8,10]	2,320	2,447
Fannie Mae 6.00% 2021[10]	54	59
Fannie Mae 6.00% 2026[10]	595	672
Fannie Mae 5.50% 2033[10]	987	1,106
Fannie Mae 5.50% 2033[10]	675	758
Fannie Mae 3.50% 2035[10]	10,414	10,987
Fannie Mae 5.50% 2036[10]	1,418	1,600
Fannie Mae 6.00% 2036[10]	3,532	3,992
Fannie Mae 6.00% 2036[10]	1,311	1,481
Fannie Mae 6.00% 2036[10]	174	196
Fannie Mae 5.50% 2037[10]	539	607
Fannie Mae 5.50% 2037[10]	337	377
Fannie Mae 6.00% 2037[10]	3,690	4,180
Fannie Mae 6.00% 2037[10]	3,596	4,140
Fannie Mae 6.00% 2037[10]	452	510
Fannie Mae 6.00% 2037[10]	57	65
Fannie Mae 6.00% 2038[10]	6,933	7,827
Fannie Mae 6.00% 2038[10]	4,115	4,657
Fannie Mae 6.00% 2038[10]	2,219	2,513
Fannie Mae 6.00% 2038[10]	1,950	2,202
Fannie Mae 6.00% 2038[10]	1,045	1,186
Fannie Mae 6.00% 2038[10]	1,011	1,144
Fannie Mae 6.00% 2038[10]	137	155
Fannie Mae 6.00% 2038[10]	107	122
Fannie Mae 6.00% 2038[10]	85	97
Fannie Mae 6.00% 2039[10]	2	3
Fannie Mae 4.00% 2040[10]	6,735	7,233
Fannie Mae 6.00% 2040[10]	1,089	1,232
Fannie Mae 6.00% 2040[10]	372	421
Fannie Mae 4.00% 2041[10]	5,789	6,238
Fannie Mae 4.00% 2041[10]	4,411	4,751
Fannie Mae 6.00% 2041[10]	1,465	1,663
Fannie Mae 6.00% 2041[10]	1,153	1,305
Fannie Mae 4.00% 2042[10]	32,086	34,622
Fannie Mae 4.00% 2043[10]	11,560	12,544
Fannie Mae 4.00% 2043[10]	9,020	9,762
Fannie Mae 4.00% 2043[10]	5,089	5,526
Fannie Mae 4.00% 2043[10]	4,084	4,418
Fannie Mae 4.00% 2043[10]	3,853	4,172
Fannie Mae 4.00% 2043[10]	3,304	3,588
Fannie Mae 4.00% 2043[10]	2,892	3,133
Fannie Mae 4.00% 2043[10]	2,903	3,131
American Funds Insurance Series — Asset Allocation Fund — Page 72 of 176

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.50% 2045[10,12]	$80,000	$83,488
Fannie Mae 6.00% 2045[10,12]	4,750	5,371
Fannie Mae 7.00% 2047[10]	285	326
Fannie Mae 7.00% 2047[10]	68	78
Fannie Mae 7.00% 2047[10]	5	6
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[10]	196	174
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[10]	272	325
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[10]	68	79
Freddie Mac 5.00% 2023[10]	344	375
Freddie Mac 6.00% 2026[10]	1,368	1,555
Freddie Mac 3.50% 2035[10]	21,466	22,634
Freddie Mac 5.00% 2038[10]	2,383	2,628
Freddie Mac 6.50% 2038[10]	371	424
Freddie Mac 4.50% 2039[10]	419	455
Freddie Mac 5.00% 2040[10]	3,970	4,375
Freddie Mac 4.00% 2043[10]	9,580	10,300
Freddie Mac 4.00% 2043[10]	5,741	6,205
Freddie Mac 4.00% 2043[10]	5,443	5,862
Freddie Mac 4.00% 2043[10]	3,634	3,941
Freddie Mac 4.00% 2043[10]	3,540	3,813
Freddie Mac 3.50% 2045[10,12]	20,000	20,820
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[8,10]	4,175	4,393
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[10]	2,750	2,913
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[10]	3,014	3,031
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[10]	4,000	4,041
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[10]	3,680	3,721
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[10]	4,000	4,107
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022[10]	6,152	6,444
Freddie Mac, Series K718, Class A2, multifamily 2.791% 2022[10]	2,715	2,820
Freddie Mac, Series K034, Class A1, multifamily 2.669% 2023[10]	2,390	2,483
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[10]	5,900	6,213
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[10]	6,000	6,199
Freddie Mac, Series K040, Class A2, multifamily 3.241% 2024[10]	4,470	4,695
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[10]	4,265	4,318
Freddie Mac, Series K047, Class A2, multifamily 3.329% 2025[10]	4,000	4,248
Freddie Mac, Series T-041, Class 3-A, 6.104% 2032[8,10]	415	481
Government National Mortgage Assn. 3.50% 2045[10]	116,761	122,610
Government National Mortgage Assn. 4.00% 2045[10,12]	74,000	78,745
Government National Mortgage Assn. 4.00% 2045[10]	38,000	40,518
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.014% 2038[8,10]	2,791	2,824
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[10]	8,458	8,786
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[8,10]	5,000	5,288
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[3,10]	3,843	3,873
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.883% 2049[8,10]	8,493	8,915
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[10]	1,978	2,094
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[10]	1,628	1,698
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[8,10]	5,500	5,842
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.369% 2045[8,10]	2,570	2,800
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034[10]	1,481	1,514
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.073% 2049[8,10]	4,000	4,247
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-24, Class A-4, 3.732% 2048[10]	4,845	5,100
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[3,10]	2,650	2,754
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.114% 2049[8,10]	3,384	3,587
National Australia Bank 1.25% 2018[3,10]	3,000	2,991
Royal Bank of Canada 1.875% 2020[10]	7,000	7,019
American Funds Insurance Series — Asset Allocation Fund — Page 73 of 176

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[10]	$3,000	$3,106
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[8,10]	3,000	3,156
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 6.15% 2051[8,10]	3,000	3,203
Wells Fargo Commercial Mortgage Trust, Series 2015-SG-1, Class A-4, 3.789% 2047[10]	3,650	3,864
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 2058[10]	2,365	2,483
		765,169
Federal agency bonds & notes 0.79%
CoBank, ACB 0.937% 2022[3,8]	1,695	1,589
Fannie Mae 2.625% 2024	11,190	11,468
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[8,10]	2,145	2,161
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[10]	5,242	5,344
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[10]	4,000	4,159
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[8,10]	7,530	8,002
Fannie Mae, Series 2014-M1, multifamily 3.432% 2023[8,10]	9,000	9,577
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[8,10]	6,450	6,974
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[8,10]	6,215	6,498
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[8,10]	7,000	7,586
Freddie Mac 2.50% 2016	18,000	18,254
Freddie Mac 0.75% 2018	40,300	40,257
Freddie Mac 2.375% 2022	13,750	14,176
		136,045
Asset-backed obligations 0.45%
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[3,10]	8,000	8,090
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[10]	4,770	4,804
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[10]	1,605	1,604
Chase Issuance Trust, Series 2014-A7, Class A, 1.38% 2019[10]	8,000	8,049
Chrysler Capital Auto Receivables Trust, Series 2015-A, Class A-3, 1.22% 2019[3,10]	7,000	7,015
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.345% 2020[8,10]	2,000	2,037
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[3,10]	4,754	4,747
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[3,10]	6,000	5,996
Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.89% 2017[10]	3,910	3,910
Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 2018[10]	4,060	4,060
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[3,10]	6,010	6,115
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A-1, 1.42% 2020[10]	5,740	5,776
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[2,4,10]	3,189	3,189
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035[10]	1,270	1,293
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033[10]	198	203
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[10]	1,500	1,500
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018[10]	1,900	1,901
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[10]	7,000	6,969
		77,258
Bonds & notes of governments & government agencies outside the U.S. 0.18%
Province of Manitoba 3.05% 2024	2,600	2,696
Slovenia (Republic of) 5.50% 2022	6,000	6,760
Spanish Government 4.00% 2018[3]	15,000	15,897
United Mexican States Government Global 3.60% 2025	4,000	3,940
United Mexican States Government Global 5.55% 2045	2,500	2,575
		31,868
Total bonds, notes & other debt instruments (cost: $4,572,437,000)		4,520,253
American Funds Insurance Series — Asset Allocation Fund — Page 74 of 176

unaudited
Short-term securities 9.23%	Principal amount (000)	Value (000)
Apple Inc. 0.13%–0.15% due 10/7/2015–10/21/2015[3]	$90,000	$89,995
Caterpillar Financial Services Corp. 0.14% due 10/13/2015	36,800	36,798
Chariot Funding, LLC 0.42% due 1/4/2016[3]	47,500	47,455
Chevron Corp. 0.14% due 11/5/2015[3]	50,000	49,992
Coca-Cola Co. 0.22% due 11/17/2015[3]	19,800	19,797
Fannie Mae 0.12%–0.16% due 11/6/2015–11/30/2015	58,200	58,200
Federal Home Loan Bank 0.09%–0.22% due 10/2/2015–1/27/2016	1,040,000	1,039,976
Freddie Mac 0.10%–0.18% due 10/5/2015–1/20/2016	128,700	128,693
General Electric Capital Corp. 0.30% due 10/21/2015	21,600	21,598
General Electric Co. 0.10% due 10/1/2015	1,300	1,300
United Parcel Service Inc. 0.16% due 10/1/2015[3]	50,000	50,000
Wal-Mart Stores, Inc. 0.15% due 11/10/2015[3]	50,000	49,995
Total short-term securities (cost: $1,593,568,000)		1,593,799
Total investment securities 100.49% (cost: $14,925,904,000)		17,357,827
Other assets less liabilities (0.49)%		(84,736)
Net assets 100.00%		$17,273,091
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $447,083,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 9/30/2015 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.921%	3/5/2017	$50,000	$222
Receive	LCH.Clearnet	3-month USD-LIBOR	1.929	9/29/2019	80,000	2,278
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6365	10/16/2019	124,000	2,088
Pay	LCH.Clearnet	3-month USD-LIBOR	1.734	3/5/2020	23,000	(444)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.652	9/29/2024	26,000	(1,598)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.402	6/23/2044	18,000	(3,401)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.945	10/16/2044	28,000	(2,547)
						$(3,402)
American Funds Insurance Series — Asset Allocation Fund — Page 75 of 176

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $373,299,000, which represented 2.16% of the net assets of the fund. This amount includes $334,148,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $834,231,000, which represented 4.83% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $7,160,000, which represented .04% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Coupon rate may change periodically.
[9]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $40,028,000, which represented .23% of the net assets of the fund.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	Scheduled interest and/or principal payment was not received.
[12]	Purchased on a TBA basis.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, convertible preferred	5/2/2013	$6,354	$5,170.03%
CEVA Group PLC, Series A-2, convertible preferred	3/10/2010-1/23/2012	8,674	3,599.02
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021	4/7/2015	3,189	3,189.02
Total private placement securities		$ 18,217	$ 11,958.07%

Key to abbreviations
ADR = American Depositary Receipts
LOC = Letter of Credit
TBA = To be announced
American Funds Insurance Series — Asset Allocation Fund — Page 76 of 176

Global Balanced Fund
Investment portfolio
September 30, 2015
unaudited
Common stocks 61.66% Industrials 9.87%	Shares	Value (000)
BAE Systems PLC[1]	447,400	$3,038
General Electric Co.	93,700	2,363
KONE Oyj, Class B1	56,600	2,157
Boeing Co.	16,000	2,095
Robert Half International Inc.	30,000	1,535
Randstad Holding NV1	22,947	1,369
ASSA ABLOY AB, Class B1	66,000	1,185
Capita PLC[1]	60,000	1,090
Geberit AG1	3,500	1,072
Cummins Inc.	9,100	988
AB Volvo, Class B1	102,000	979
TransDigm Group Inc.[2]	4,500	956
International Consolidated Airlines Group, SA (CDI)[1,2]	100,000	892
Caterpillar Inc.	12,000	784
Abertis Infraestructuras, SA, Class A1	34,216	541
		21,044
Consumer staples 9.80%
Pernod Ricard SA1	29,220	2,951
Coca-Cola Co.	57,000	2,287
SABMiller PLC[1]	39,900	2,261
Nestlé SA1	27,200	2,048
British American Tobacco PLC[1]	35,950	1,987
Reynolds American Inc.	42,104	1,864
Altria Group, Inc.	31,000	1,686
Costco Wholesale Corp.	10,170	1,470
Kroger Co.	34,000	1,226
Philip Morris International Inc.	12,700	1,008
Seven & i Holdings Co., Ltd.[1]	20,000	916
Procter & Gamble Co.	10,000	719
PepsiCo, Inc.	5,000	472
		20,895
Health care 9.01%
Merck & Co., Inc.	79,120	3,908
Humana Inc.	20,830	3,729
Novartis AG1	27,860	2,566
Pfizer Inc.	74,000	2,324
Medtronic PLC	27,400	1,834
Novo Nordisk A/S, Class B1	20,000	1,077
Bayer AG1	8,000	1,023
AstraZeneca PLC[1]	16,000	1,015
Express Scripts Holding Co.[2]	11,300	915
Bristol-Myers Squibb Co.	12,000	710
Healthscope Ltd.[1]	52,946	95
		19,196
American Funds Insurance Series — Global Balanced Fund — Page 77 of 176

unaudited
Common stocks Financials 7.95%	Shares	Value (000)
ORIX Corp.[1]	195,000	$2,522
Link Real Estate Investment Trust[1]	429,509	2,368
JPMorgan Chase & Co.	38,700	2,360
AIA Group Ltd.[1]	380,000	1,978
Wells Fargo & Co.	24,000	1,232
Prudential PLC[1]	56,000	1,184
AXA SA1	40,300	978
Sun Hung Kai Properties Ltd.[1]	75,000	978
Bankia, SA1	564,000	731
Deutsche Bank AG1	23,000	618
Banco Santander, SA1	105,818	563
Goldman Sachs Group, Inc.	3,000	521
Sumitomo Mitsui Financial Group, Inc.[1]	13,500	514
Suncorp Group Ltd.[1]	45,564	393
		16,940
Information technology 7.90%
Microsoft Corp.	103,000	4,559
ASML Holding NV1	47,969	4,206
Nintendo Co., Ltd.[1]	19,000	3,210
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	300,000	1,197
Murata Manufacturing Co., Ltd.[1]	8,600	1,117
Cisco Systems, Inc.	32,000	840
Texas Instruments Inc.	15,000	743
Linear Technology Corp.	13,000	524
KLA-Tencor Corp.	9,000	450
		16,846
Consumer discretionary 7.20%
Comcast Corp., Class A	49,930	2,840
Home Depot, Inc.	21,030	2,429
Amazon.com, Inc.[2]	4,100	2,099
SES SA, Class A (FDR)[1]	53,700	1,695
HUGO BOSS AG1	12,600	1,413
Paddy Power PLC[1]	11,000	1,266
Industria de Diseño Textil, SA1	32,100	1,075
Tiffany & Co.	12,600	973
Publicis Groupe SA1	13,000	888
General Motors Co.	22,500	675
		15,353
Energy 3.94%
Royal Dutch Shell PLC, Class B1	94,420	2,240
ConocoPhillips	32,106	1,540
Chevron Corp.	17,530	1,383
Schlumberger Ltd.	17,900	1,234
Enbridge Inc. (CAD denominated)	21,221	788
Spectra Energy Corp	27,800	730
Coal India Ltd.[1]	95,000	475
		8,390
Materials 3.22%
Dow Chemical Co.	40,000	1,696
E.I. du Pont de Nemours and Co.	28,000	1,349
WestRock Co.	24,570	1,264
American Funds Insurance Series — Global Balanced Fund — Page 78 of 176

unaudited
Common stocks Materials (continued)	Shares	Value (000)
LyondellBasell Industries NV	8,000	$667
Potash Corp. of Saskatchewan Inc.	26,000	534
Air Liquide SA1	4,280	507
Nucor Corp.	12,000	451
Rio Tinto PLC[1]	11,000	369
The Chemours Co.	3,200	21
		6,858
Telecommunication services 1.45%
Orange[1]	60,000	907
TDC A/S1	130,000	671
Verizon Communications Inc.	13,850	603
HKT Trust and HKT Ltd., units[1]	401,196	478
Telstra Corp. Ltd.[1]	111,500	440
		3,099
Utilities 1.07%
EDP - Energias de Portugal, SA1	625,000	2,291
Miscellaneous 0.25%
Other common stocks in initial period of acquisition		531
Total common stocks (cost: $120,168,000)		131,443
Preferred securities 0.08% Financials 0.08%
PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	6,000	165
Total preferred securities (cost: $150,000)		165
Convertible bonds 0.14% Consumer staples 0.14%	Principal amount (000)
Shoprite Holdings Ltd., convertible notes, 6.50% 2017	ZAR3,930	297
Total convertible bonds (cost: $505,000)		297
Bonds, notes & other debt instruments 32.66% Bonds & notes of governments & government agencies outside the U.S. 14.71%
Bermuda Government 5.603% 2020	$200	223
Bermuda Government 4.854% 2024[3]	200	210
Chilean Government 5.50% 2020	CLP50,000	74
Colombia (Republic of), Series B, 6.00% 2028	COP262,700	69
Colombia (Republic of) Global 4.375% 2021	$200	204
French Government O.A.T. Eurobond 1.75% 2024	€850	1,029
French Government O.A.T. Eurobond 2.25% 2024	150	189
German Government 2.25% 2021	60	76
German Government 2.00% 2022	700	875
German Government 0.10% 2023[4]	52	60
German Government 0.50% 2025	300	334
German Government 2.50% 2044	200	289
German Government 2.50% 2046	200	290
American Funds Insurance Series — Global Balanced Fund — Page 79 of 176

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
India (Republic of) 8.83% 2023	INR10,400	$167
India (Republic of) 8.60% 2028	41,400	662
India (Republic of) 9.20% 2030	10,400	175
Indonesia (Republic of) 3.75% 2022	$210	200
Indonesia (Republic of), Series 71, 9.00% 2029	IDR400,000	26
Irish Government 5.00% 2020	€100	138
Irish Government 3.90% 2023	410	559
Irish Government 3.40% 2024	275	365
Irish Government 5.40% 2025	50	76
Irish Government 2.40% 2030	50	61
Irish Government 2.00% 2045	125	133
Israeli Government 3.15% 2023	$400	411
Italian Government 5.50% 2022	€275	392
Italian Government 4.75% 2023	200	278
Italian Government 4.50% 2024	200	274
Italian Government 3.50% 2030	400	519
Japanese Government, Series 115, 0.20% 2018	¥75,000	629
Japanese Government, Series 315, 1.20% 2021	30,000	266
Japanese Government, Series 326, 0.70% 2022	80,000	694
Japanese Government, Series 327, 0.80% 2022	90,000	786
Japanese Government, Series 325, 0.80% 2022	35,000	306
Japanese Government, Series 17, 0.10% 2023[4]	10,340	91
Japanese Government, Series 329, 0.80% 2023	35,000	306
Japanese Government, Series 19, 0.10% 2024[4]	30,000	266
Japanese Government, Series 18, 0.10% 2024[4]	20,560	181
Japanese Government, Series 116, 2.20% 2030	14,000	141
Japanese Government, Series 145, 1.70% 2033	15,000	140
Japanese Government, Series 150, 1.40% 2034	20,000	177
Japanese Government, Series 21, 2.30% 2035	20,000	201
Japanese Government, Series 36, 2.00% 2042	20,000	192
Japanese Government, Series 42, 1.70% 2044	60,000	540
Lithuania (Republic of) 7.375% 2020	$100	120
Malaysian Government, Series 0310, 4.498% 2030	MYR1,600	359
Morocco Government 4.25% 2022	$200	202
Netherlands Government 1.00% 2017	100	101
Netherlands Government Eurobond 4.00% 2019	€150	193
Netherlands Government Eurobond 2.25% 2022	365	460
Netherlands Government Eurobond 2.00% 2024	175	219
Netherlands Government Eurobond 5.50% 2028	100	170
Norwegian Government 4.25% 2017	NKr280	35
Norwegian Government 3.75% 2021	2,400	325
Norwegian Government 3.00% 2024	1,100	146
Peru (Republic of) 4.125% 2027	$85	84
Peru (Republic of) 5.625% 2050	20	21
Polish Government, Series 1017, 5.25% 2017	PLN1,000	282
Polish Government, Series 1020, 5.25% 2020	4,750	1,420
Polish Government, Series 1021, 5.75% 2021	2,070	642
Polish Government, Series 0922, 5.75% 2022	870	274
Polish Government, Series 102, 4.00% 2023	1,400	402
Polish Government, Series 0725, 3.25% 2025	1,500	409
Queensland Treasury Corp., Series 24, 5.75% 2024	A$370	313
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR4,925	345
South Africa (Republic of), Series R-214, 6.50% 2041	5,100	276
South Korean Government, Series 2106, 4.25% 2021	KRW262,000	251
Spanish Government 4.00% 2018[3]	$500	530
American Funds Insurance Series — Global Balanced Fund — Page 80 of 176

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Spanish Government 5.40% 2023	€520	$738
Spanish Government 2.75% 2024	555	669
State of Qatar 3.125% 2017[3]	$250	257
Swedish Government, Series 1057, 1.50% 2023	SKr4,150	534
Turkey (Republic of) 9.00% 2024	TRY300	89
United Kingdom 1.75% 2019	£300	466
United Kingdom 2.00% 2020	200	314
United Kingdom 3.75% 2020	75	128
United Kingdom 1.75% 2022	650	1,002
United Kingdom 2.25% 2023	405	644
United Kingdom 2.75% 2024	200	330
United Kingdom 2.00% 2025	450	695
United Kingdom 4.75% 2038	20	43
United Kingdom 4.25% 2040	50	101
United Kingdom 3.25% 2044	620	1,086
United Kingdom 4.25% 2046	100	211
United Mexican States Government 4.00% 2019[4]	MXN3,182	204
United Mexican States Government 2.00% 2022[4]	3,713	212
United Mexican States Government 4.00% 2040[4]	2,652	166
United Mexican States Government, Series M10, 7.75% 2017	5,500	351
United Mexican States Government, Series M, 8.00% 2020	2,000	133
United Mexican States Government, Series M, 6.50% 2021	13,000	809
United Mexican States Government, Series M20, 10.00% 2024	12,600	951
United Mexican States Government, Series M30, 10.00% 2036	2,500	202
United Mexican States Government Global 4.60% 2046	$200	179
		31,367
U.S. Treasury bonds & notes 8.56% U.S. Treasury 6.81%
U.S. Treasury 0.25% 2015	650	650
U.S. Treasury 1.50% 2016	70	71
U.S. Treasury 2.00% 2016	70	70
U.S. Treasury 0.875% 2017	950	955
U.S. Treasury 1.00% 2017	195	196
U.S. Treasury 1.00% 2018	200	201
U.S. Treasury 1.25% 2018	400	403
U.S. Treasury 1.375% 2018	500	507
U.S. Treasury 1.375% 2018	150	152
U.S. Treasury 1.50% 2018	100	102
U.S. Treasury 1.25% 2019	50	50
U.S. Treasury 1.50% 2019	500	505
U.S. Treasury 1.625% 2019	1,150	1,168
U.S. Treasury 1.625% 2019	1,075	1,094
U.S. Treasury 1.625% 2019	860	875
U.S. Treasury 1.625% 2019	750	763
U.S. Treasury 1.75% 2019	600	613
U.S. Treasury 3.125% 2019	225	241
U.S. Treasury 1.25% 2020	250	250
U.S. Treasury 1.375% 2020	750	752
U.S. Treasury 1.375% 2020	200	200
U.S. Treasury 1.50% 2020	1,500	1,513
U.S. Treasury 1.625% 2020	30	30
U.S. Treasury 2.00% 2021	108	110
U.S. Treasury 2.00% 2022	75	77
U.S. Treasury 1.75% 2023	100	99
American Funds Insurance Series — Global Balanced Fund — Page 81 of 176

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.25% 2024	$450	$459
U.S. Treasury 2.125% 2025	300	302
U.S. Treasury 4.375% 2038	100	129
U.S. Treasury 3.00% 2044	455	465
U.S. Treasury 3.375% 2044	200	220
U.S. Treasury 2.50% 2045	225	207
U.S. Treasury 2.875% 2045	650	650
U.S. Treasury 3.00% 2045	430	441
		14,520
U.S. Treasury inflation-protected securities 1.75%
U.S. Treasury Inflation-Protected Security 0.125% 2017[4]	126	126
U.S. Treasury Inflation-Protected Security 0.125% 2020[4]	459	456
U.S. Treasury Inflation-Protected Security 0.375% 2023[4]	308	303
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	151	144
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	1,048	1,046
U.S. Treasury Inflation-Protected Security 0.25% 2025[4]	1,068	1,026
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	63	73
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	486	496
U.S. Treasury Inflation-Protected Security 0.75% 2045[4]	71	62
		3,732
Total U.S. Treasury bonds & notes		18,252
Corporate bonds & notes 6.15% Financials 2.10%
Allianz SE, 4.75% (undated)	€100	116
American Campus Communities, Inc. 3.75% 2023	$100	99
American International Group, Inc. 4.125% 2024	100	106
AvalonBay Communities, Inc. 3.625% 2020	100	105
AvalonBay Communities, Inc. 2.85% 2023	20	19
Aviva PLC, subordinated 6.875% 2058	£75	124
AXA SA, junior subordinated 5.453% (undated)	100	152
Bank of America Corp. 3.875% 2025	$375	381
Barclays Bank PLC 10.00% 2021	£100	194
Berkshire Hathaway Inc. 3.00% 2022	$75	76
BNP Paribas 5.00% 2021	100	112
Boston Properties, Inc. 3.70% 2018	100	105
CaixaBank, SA 5.00% 2023	€100	115
Citigroup Inc. 4.45% 2017	$75	78
Citigroup Inc. 2.40% 2020	135	135
Citigroup Inc. 3.30% 2025	110	107
Corporate Office Properties Trust 3.60% 2023	65	61
Essex Portfolio L.P. 3.50% 2025	65	63
Goldman Sachs Group, Inc. 5.75% 2022	70	80
Goldman Sachs Group, Inc. 3.625% 2023	150	152
Goldman Sachs Group, Inc. 3.50% 2025	210	207
HSBC Holdings PLC 4.00% 2022	100	105
JPMorgan Chase & Co. 3.25% 2022	28	28
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)	135	141
Kimco Realty Corp., Series C, 5.783% 2016	100	102
Lloyds Banking Group PLC 6.50% 2020	€210	280
Morgan Stanley 1.75% 2016	$150	151
NN Group NV, 4.50% (undated)	€100	105
American Funds Insurance Series — Global Balanced Fund — Page 82 of 176

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
PNC Financial Services Group, Inc. 2.854% 2022	$100	$100
Prologis, Inc. 3.375% 2024	€100	118
Rabobank Nederland 3.875% 2023	100	122
VEB Finance Ltd. 6.902% 2020[3]	$100	101
WEA Finance LLC 2.70% 2019[3]	200	199
WEA Finance LLC 3.75% 2024[3]	200	197
Wells Fargo & Co. 3.55% 2025	150	150
		4,486
Health care 0.78%
AbbVie Inc. 2.50% 2020	180	179
AbbVie Inc. 2.90% 2022	60	59
AbbVie Inc. 3.60% 2025	170	168
AbbVie Inc. 4.50% 2035	55	52
Actavis Funding SCS 3.00% 2020	30	30
Actavis Funding SCS 3.80% 2025	100	97
Actavis Funding SCS 4.55% 2035	45	42
Actavis Funding SCS 4.75% 2045	10	9
Aetna Inc. 2.75% 2022	50	48
Baxalta Inc. 4.00% 2025[3]	80	80
Baxalta Inc. 5.25% 2045[3]	10	10
Becton, Dickinson and Co. 3.734% 2024	75	77
EMD Finance LLC 3.25% 2025[3]	50	49
Gilead Sciences, Inc. 3.70% 2024	100	103
Gilead Sciences, Inc. 3.50% 2025	130	131
Gilead Sciences, Inc. 3.65% 2026	30	30
Humana Inc. 3.15% 2022	100	99
Medtronic, Inc. 3.50% 2025	225	230
Novartis Securities Investment Ltd. 5.125% 2019	25	28
Zimmer Holdings, Inc. 3.55% 2025	150	147
		1,668
Energy 0.74%
Ecopetrol SA 5.875% 2045	75	57
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	75	57
Kinder Morgan Energy Partners, LP 3.50% 2021	30	29
Kinder Morgan Energy Partners, LP 5.50% 2044	200	166
Kinder Morgan, Inc. 4.30% 2025	75	68
Pemex Project Funding Master Trust 5.75% 2018	200	212
Petrobras International Finance Co. 5.375% 2021	80	59
Petróleos Mexicanos 4.875% 2022	15	15
Petróleos Mexicanos 6.50% 2041	45	42
Petróleos Mexicanos 5.625% 2046[3]	325	267
Phillips 66 Partners LP 4.68% 2045	5	4
Shell International Finance BV 3.25% 2025	25	25
Statoil ASA 3.125% 2017	40	41
Statoil ASA 1.95% 2018	25	25
Statoil ASA 3.15% 2022	160	162
Statoil ASA 3.70% 2024	50	51
Total Capital International 2.875% 2022	150	150
Williams Partners LP 4.50% 2023	100	94
Williams Partners LP 4.30% 2024	50	45
		1,569
American Funds Insurance Series — Global Balanced Fund — Page 83 of 176

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples 0.68%	Principal amount (000)	Value (000)
Altria Group, Inc. 2.625% 2020	$100	$101
Altria Group, Inc. 4.75% 2021	150	164
Altria Group, Inc. 4.25% 2042	150	139
Coca-Cola Co. 1.80% 2016	85	86
CVS Caremark Corp. 3.875% 2025	60	62
Kraft Foods Inc. 3.50% 2022	100	102
PepsiCo, Inc. 2.50% 2016	50	51
Pernod Ricard SA 4.45% 2022[3]	150	158
Philip Morris International Inc. 2.90% 2021	100	101
Philip Morris International Inc. 4.25% 2044	25	24
Procter & Gamble Co. 1.45% 2016	20	20
Reynolds American Inc. 4.00% 2022	25	26
Reynolds American Inc. 4.45% 2025	155	162
Reynolds American Inc. 5.85% 2045	25	28
Wal-Mart Stores, Inc. 2.80% 2016	150	152
Wal-Mart Stores, Inc. 2.55% 2023	75	74
		1,450
Telecommunication services 0.53%
AT&T Inc. 2.45% 2020	55	54
AT&T Inc. 3.40% 2025	105	101
Deutsche Telekom International Finance BV 2.25% 2017[3]	150	152
Deutsche Telekom International Finance BV 6.00% 2017	€75	90
France Télécom 5.375% 2050	£50	88
Orange SA 2.75% 2019	$140	144
Verizon Communications Inc. 2.45% 2022	125	118
Verizon Communications Inc. 4.272% 2036	352	320
Verizon Communications Inc. 4.522% 2048	59	52
		1,119
Industrials 0.42%
Burlington Northern Santa Fe LLC 3.40% 2024	35	35
General Electric Capital Corp. 2.30% 2017	165	169
General Electric Capital Corp. 3.15% 2022	50	51
Lima Metro Line Finance Ltd. 5.875% 2034[3,5]	200	195
Red de Carreteras de Occidente 9.00% 2028[5]	MXN2,000	116
Union Pacific Corp. 2.95% 2023	$100	100
United Technologies Corp. 3.10% 2022	215	219
		885
Utilities 0.37%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	200	197
Duke Energy Corp. 3.75% 2024	70	72
E.ON International Finance BV 5.80% 2018[3]	25	27
Exelon Corp. 3.95% 2025	35	36
Exelon Corp. 5.10% 2045	50	51
MidAmerican Energy Holdings Co. 2.00% 2018	100	100
Niagara Mohawk Power Corp. 3.508% 2024[3]	85	87
Pacific Gas and Electric Co. 3.85% 2023	70	73
PacifiCorp. 3.35% 2025	30	31
PSEG Power LLC 2.75% 2016	15	15
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	100	102
		791
American Funds Insurance Series — Global Balanced Fund — Page 84 of 176

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary 0.30%	Principal amount (000)	Value (000)
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	$150	$149
McDonald’s Corp. 3.50% 2020	50	53
NBCUniversal Media, LLC 4.375% 2021	50	55
President & Fellows of Harvard College 3.619% 2037	150	148
Thomson Reuters Corp. 4.30% 2023	75	78
Time Warner Inc. 4.75% 2021	150	163
		646
Information technology 0.19%
International Business Machines Corp. 1.95% 2016	200	202
Samsung Electronics America, Inc. 1.75% 2017[3]	200	200
		402
Materials 0.04%
Monsanto Co. 4.40% 2044	100	87
Total corporate bonds & notes		13,103
Mortgage-backed obligations 3.09%
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,5]	200	204
Fannie Mae 3.50% 2045[5,6]	455	475
Freddie Mac 3.50% 2045[5,6]	350	364
Government National Mortgage Assn. 4.00% 2044[5]	270	288
Government National Mortgage Assn. 3.50% 2045[5]	2,844	2,987
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[3,5]	230	231
Nykredit Realkredit AS, Series 01E, 2.00% 2037[5]	DKr9,516	1,370
Nykredit Realkredit AS, Series 01E, 2.50% 2037[5]	3,200	473
Nykredit Realkredit AS, Series 01E, 2.50% 2047[5]	974	140
Realkredit Danmark AS, Series 22S, 2.00% 2037[5]	394	56
		6,588
Asset-backed obligations 0.15%
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.557% 2020[5,7]	$200	199
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,5,8]	123	123
		322
Total bonds, notes & other debt instruments (cost: $71,960,000)		69,632
Short-term securities 5.35%
AstraZeneca PLC 0.17% due 10/26/2015[3]	2,800	2,800
Emerson Electric Co. 0.15% due 10/19/2015[3]	3,500	3,500
Mitsubishi UFJ Trust and Banking Corp. 0.20% due 11/16/2015[3]	5,100	5,098
Total short-term securities (cost: $11,398,000)		11,398
Total investment securities 99.89% (cost: $204,181,000)		212,935
Other assets less liabilities 0.11%		233
Net assets 100.00%		$213,168
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Global Balanced Fund — Page 85 of 176

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $11,405,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 9/30/2015 (000)
			Receive (000)	Deliver (000)
Purchases:
Euros	10/6/2015	UBS AG	€809	$888	$16
Euros	10/6/2015	JPMorgan Chase	€129	$151	(6)
Euros	10/16/2015	Bank of New York Mellon	€266	$300	(3)
Euros	10/16/2015	Bank of America, N.A.	€265	$300	(4)
Japanese yen	10/5/2015	HSBC Bank	¥17,964	$150	—[9]
Japanese yen	10/5/2015	HSBC Bank	¥73,577	$615	(2)
Japanese yen	10/8/2015	HSBC Bank	¥39,744	$333	(2)
Japanese yen	10/8/2015	HSBC Bank	¥42,250	$354	(2)
Japanese yen	10/14/2015	HSBC Bank	¥72,946	$606	3
Japanese yen	10/19/2015	UBS AG	¥58,364	$485	2
Japanese yen	10/23/2015	HSBC Bank	¥43,321	$361	—[9]
Japanese yen	10/26/2015	HSBC Bank	¥43,305	$351	10
Japanese yen	11/18/2015	UBS AG	¥45,688	$379	2
					$14
Sales:
Australian dollars	10/23/2015	Barclays Bank PLC	$177	A$250	$1
British pounds	10/8/2015	HSBC Bank	$534	£350	5
British pounds	10/8/2015	HSBC Bank	$382	£250	4
British pounds	10/14/2015	HSBC Bank	$919	£595	19
British pounds	10/14/2015	Citibank	$309	£200	6
British pounds	10/14/2015	HSBC Bank	€137	£100	2
British pounds	10/16/2015	Bank of America, N.A.	€136	£100	1
British pounds	10/19/2015	Bank of America, N.A.	C$407	£200	2
British pounds	10/20/2015	Bank of America, N.A.	$387	£250	9
British pounds	10/22/2015	Citibank	$388	£250	10
British pounds	10/27/2015	HSBC Bank	€135	£100	—[9]
British pounds	11/4/2015	JPMorgan Chase	¥36,298	£200	—[9]
Euros	10/8/2015	HSBC Bank	$444	€400	(3)
Euros	10/23/2015	Bank of New York Mellon	$612	€550	(3)
Indian rupees	10/23/2015	JPMorgan Chase	$307	INR20,300	(1)
Japanese yen	10/5/2015	Bank of New York Mellon	$593	¥71,000	1
Japanese yen	10/8/2015	JPMorgan Chase	$1,031	¥125,000	(11)
Malaysian ringgits	10/28/2015	UBS AG	$152	MYR665	1
Mexican pesos	10/9/2015	Citibank	$—	MXN—	—
Mexican pesos	10/23/2015	Citibank	$456	MXN7,700	1
Mexican pesos	10/27/2015	Bank of America, N.A.	$300	MXN5,200	(6)
Norwegian kroner	10/8/2015	Citibank	$—	NKr—	—
Norwegian kroner	10/23/2015	JPMorgan Chase	$302	NKr2,500	9
Polish zloty	10/23/2015	JPMorgan Chase	$622	PLN2,350	4
South African rand	10/15/2015	JPMorgan Chase	$184	ZAR2,500	4
South African rand	10/15/2015	JPMorgan Chase	$93	ZAR1,250	3
South African rand	10/23/2015	UBS AG	$142	ZAR1,975	—[9]
Swedish kronor	10/19/2015	HSBC Bank	€107	SKr1,000	—[9]
Swedish kronor	10/20/2015	Citibank	$352	SKr2,900	5
					$63
Forward currency contracts — net					$77
American Funds Insurance Series — Global Balanced Fund — Page 86 of 176

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $66,188,000, which represented 31.05% of the net assets of the fund. This amount includes $65,558,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,898,000, which represented 6.99% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Coupon rate may change periodically.
[8]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[9]	Amount less than one thousand.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021	4/7/2015	$122	$123.06%

Key to abbreviations and symbols
CDI = CREST Depository Interest
FDR = Fiduciary Depositary Receipts
TBA = To be announced
A$ = Australian dollars
CAD/C$ = Canadian dollars
CLP = Chilean pesos
COP = Colombian pesos
DKr = Danish kroner
€ = Euros
£ = British pounds
IDR = Indonesian rupiah
INR = Indian rupees
¥ = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NKr = Norwegian kroner
PLN = Polish zloty
SKr = Swedish kronor
TRY = Turkish lira
ZAR = South African rand
American Funds Insurance Series — Global Balanced Fund — Page 87 of 176

Bond Fund
Investment portfolio
September 30, 2015
unaudited
Bonds, notes & other debt instruments 96.62% U.S. Treasury bonds & notes 38.28% U.S. Treasury 33.69%	Principal amount (000)	Value (000)
U.S. Treasury 0.625% 2016[1]	$25,000	$25,063
U.S. Treasury 0.75% 2017[1]	44,279	44,406
U.S. Treasury 8.75% 2017	50,000	56,623
U.S. Treasury 1.25% 2018	218,100	219,973
U.S. Treasury 1.25% 2018	21,750	21,927
U.S. Treasury 1.375% 2018	87,750	88,953
U.S. Treasury 1.50% 2018	86,875	88,365
U.S. Treasury 1.00% 2019	32,750	32,593
U.S. Treasury 1.50% 2019	74,375	75,503
U.S. Treasury 1.50% 2019	20,000	20,224
U.S. Treasury 1.625% 2019	179,250	182,351
U.S. Treasury 1.625% 2019	152,625	155,265
U.S. Treasury 1.625% 2019	87,900	89,236
U.S. Treasury 1.625% 2019	85,000	86,514
U.S. Treasury 1.125% 2020	67,300	66,774
U.S. Treasury 1.25% 2020	88,700	88,624
U.S. Treasury 1.25% 2020	44,425	44,343
U.S. Treasury 1.375% 2020	68,250	68,389
U.S. Treasury 1.375% 2020	15,169	15,170
U.S. Treasury 1.375% 2020	2,700	2,713
U.S. Treasury 1.50% 2020	40,000	40,358
U.S. Treasury 2.00% 2020	17,000	17,466
U.S. Treasury 8.75% 2020	40,000	53,934
U.S. Treasury 2.125% 2021	80,000	82,194
U.S. Treasury 3.625% 2021	7,500	8,324
U.S. Treasury 1.625% 2022	22,776	22,565
U.S. Treasury 1.625% 2022	22,665	22,485
U.S. Treasury 1.75% 2022	110,000	110,018
U.S. Treasury 1.75% 2022	35,000	35,111
U.S. Treasury 1.875% 2022	30,000	30,269
U.S. Treasury 1.875% 2022	20,000	20,198
U.S. Treasury 2.125% 2022	288,550	296,182
U.S. Treasury 1.75% 2023	47,000	46,627
U.S. Treasury 2.25% 2024	45,000	45,873
U.S. Treasury 2.50% 2024	27,000	28,143
U.S. Treasury 2.75% 2024	40,050	42,594
U.S. Treasury 2.00% 2025	281,265	279,968
U.S. Treasury 2.125% 2025	301,823	303,848
U.S. Treasury 6.125% 2027	25,000	35,501
U.S. Treasury 3.625% 2043	75,400	86,892
U.S. Treasury 2.50% 2045	50,435	46,491
U.S. Treasury 2.875% 2045	83,175	83,226
U.S. Treasury 3.00% 2045	132,702	135,968
		3,347,244
American Funds Insurance Series — Bond Fund — Page 88 of 176

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 4.59%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	$117,197	$116,611
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	3,324	3,212
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	68,567	65,867
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	184,468	180,101
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	4,810	5,407
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	41,421	42,230
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	48,647	42,406
		455,834
Total U.S. Treasury bonds & notes		3,803,078
Corporate bonds & notes 29.56% Financials 7.24%
ACE INA Holdings Inc. 3.15% 2025	375	366
Alexandria Real Estate Equities, Inc. 2.75% 2020	2,415	2,413
Alexandria Real Estate Equities, Inc. 3.90% 2023	3,690	3,683
Alexandria Real Estate Equities, Inc. 4.50% 2029	150	150
American Campus Communities, Inc. 3.35% 2020	2,385	2,416
American Campus Communities, Inc. 3.75% 2023	4,050	4,009
American Campus Communities, Inc. 4.125% 2024	5,835	5,879
American Express Co. 6.15% 2017	2,500	2,714
American Express Co. 1.55% 2018	8,500	8,458
American International Group, Inc. 2.30% 2019	3,050	3,077
American International Group, Inc. 4.50% 2044	2,970	2,930
American Tower Corp. 3.40% 2019	7,525	7,753
Assicurazioni Generali SPA 7.75% 2042	€3,100	4,079
Assicurazioni Generali SPA 10.125% 2042	3,800	5,505
AvalonBay Communities, Inc. 3.625% 2020	$5,885	6,166
AXA SA 8.60% 2030	2,625	3,575
Bank of America Corp. 3.75% 2016	3,415	3,484
Bank of America Corp. 2.60% 2019	14,463	14,630
Bank of America Corp., Series L, 2.65% 2019	11,412	11,551
Bank of America Corp. 3.875% 2025	12,740	12,945
Bank of America Corp., Series AA, 6.10% (undated)	769	749
Bank of Tokyo-Mitsubishi, Ltd., 2.75% 2020[3]	2,250	2,281
Barclays Bank PLC 2.50% 2019	5,175	5,267
Barclays Bank PLC 6.00% 2021	€6,175	8,160
Barclays Bank PLC 10.179% 2021[3]	$12,525	16,437
Barclays Bank PLC 3.65% 2025	925	885
Barclays Bank PLC 5.25% 2045	8,750	8,852
BB&T Corp. 2.45% 2020	10,000	10,101
BB&T Corp. 2.625% 2020	600	610
Berkshire Hathaway Inc. 4.40% 2042	235	232
BNP Paribas 4.375% 2025[3]	3,000	2,932
BNP Paribas, convertible bonds, 7.375% 2049[3]	1,600	1,612
BPCE SA group 5.70% 2023[3]	22,680	23,966
BPCE SA group 4.50% 2025[3]	725	699
Brandywine Operating Partnership, LP 4.95% 2018	4,875	5,161
CIT Group Inc., Series C, 5.50% 2019[3]	1,750	1,820
Citigroup Inc, Series O, 5.875% (undated)	967	951
Citigroup Inc., Series P, 5.95% (undated)	1,567	1,479
Citigroup Inc. 1.70% 2018	9,125	9,084
Citigroup Inc. 2.15% 2018	10,750	10,811
Citigroup Inc. 2.55% 2019	17,239	17,412
American Funds Insurance Series — Bond Fund — Page 89 of 176

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup Inc. 8.50% 2019	$969	$1,171
Citigroup Inc., Series Q, junior subordinated 5.95% (undated)	2,500	2,468
CME Group Inc. 5.30% 2043	5,489	6,230
CNA Financial Corp. 7.35% 2019	1,800	2,135
CNA Financial Corp. 7.25% 2023	3,000	3,572
Corporate Office Properties LP 5.00% 2025	480	482
Credit Suisse Group AG 3.80% 2022[3]	3,000	3,007
Crescent Resources 10.25% 2017[3]	1,350	1,385
DCT Industrial Trust Inc. 4.50% 2023	3,270	3,387
DDR Corp. 3.625% 2025	2,000	1,911
Developers Diversified Realty Corp. 9.625% 2016	10,920	11,307
Developers Diversified Realty Corp. 7.50% 2017	2,650	2,869
Developers Diversified Realty Corp. 4.75% 2018	775	821
Developers Diversified Realty Corp. 7.875% 2020	1,455	1,779
EPR Properties 4.50% 2025	585	562
ERP Operating LP 7.125% 2017	380	419
ERP Operating LP 3.00% 2023	2,735	2,690
ERP Operating LP 4.50% 2045	4,295	4,354
Essex Portfolio L.P. 3.25% 2023	685	670
Essex Portfolio L.P. 3.875% 2024	1,000	1,006
Goldman Sachs Group, Inc. 0.452% 2020[4]	2,125	2,128
Goldman Sachs Group, Inc. 2.75% 2020	5,600	5,633
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,745
Goldman Sachs Group, Inc. 3.625% 2023	5,000	5,073
Goldman Sachs Group, Inc. 3.85% 2024	8,550	8,729
Goldman Sachs Group, Inc. 3.50% 2025	18,550	18,293
Goldman Sachs Group, Inc. 3.75% 2025	1,785	1,795
Goldman Sachs Group, Inc. 5.15% 2045	750	739
Goodman Funding Pty Ltd. 6.00% 2022[3]	11,850	13,287
HBOS PLC 6.75% 2018[3]	18,315	20,234
Hospitality Properties Trust 6.30% 2016	300	303
Hospitality Properties Trust 5.625% 2017	2,900	3,040
Hospitality Properties Trust 6.70% 2018	6,140	6,593
Hospitality Properties Trust 5.00% 2022	1,470	1,558
Hospitality Properties Trust 4.50% 2023	3,705	3,705
Hospitality Properties Trust 4.50% 2025	1,175	1,154
HSBC Holdings PLC 4.25% 2025	750	741
Intercontinentalexchange, Inc. 2.50% 2018	1,295	1,322
Intercontinentalexchange, Inc. 4.00% 2023	2,445	2,550
Intesa Sanpaolo SpA 5.017% 2024[3]	680	672
Iron Mountain Inc. 6.00% 2020[3]	1,500	1,518
iStar Financial Inc. 4.875% 2018	1,650	1,603
JPMorgan Chase & Co. 2.25% 2020	15,280	15,163
JPMorgan Chase & Co. 3.125% 2025	6,500	6,284
Kimco Realty Corp. 6.875% 2019	3,500	4,095
Leucadia National Corp. 5.50% 2023	520	525
Liberty Mutual Group Inc. 6.70% 2016[3]	3,750	3,929
Lloyds Banking Group PLC 6.50% 2020[3]	875	1,010
Merrill Lynch & Co., Inc. 4.625% 2018	€5,615	6,904
MetLife Capital Trust IV, junior subordinated 7.875% 2067[3]	$2,505	3,081
MetLife Capital Trust X, junior subordinated 9.25% 2068[3]	300	415
MetLife Global Funding I 2.30% 2019[3]	675	684
MetLife Global Funding I 2.00% 2020[3]	7,785	7,745
MetLife, Inc. 5.25% 2049	2,900	2,885
American Funds Insurance Series — Bond Fund — Page 90 of 176

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 3.80% 2016	$5,000	$5,082
Morgan Stanley 2.125% 2018	7,500	7,547
Morgan Stanley 2.80% 2020	20,330	20,490
Morgan Stanley 4.00% 2025	15,116	15,474
New York Life Global Funding 2.10% 2019[3]	1,000	1,010
New York Life Global Funding 1.95% 2020[3]	145	144
NN Group NV, 4.50% (undated)	€8,750	9,164
Nordea Bank AB 2.50% 2020[3]	$7,425	7,494
Nordea Bank AB 4.875% 2021[3]	700	754
Outfront Media Inc. 5.625% 2024[3]	125	127
PNC Bank 2.40% 2019	11,800	11,912
PNC Bank 2.30% 2020	9,000	8,949
PNC Bank 2.60% 2020	1,700	1,724
PNC Financial Services Group, Inc. 2.854% 2022	6,050	6,037
PNC Financial Services Group, Inc. 3.90% 2024	1,000	1,014
PNC Funding Corp. 3.30% 2022	9,000	9,277
Prologis, Inc. 2.75% 2019	6,630	6,761
Prologis, Inc. 3.35% 2021	10,900	11,063
Prologis, Inc. 4.25% 2023	7,410	7,691
Prudential Financial, Inc. 2.30% 2018	2,175	2,208
Prudential Financial, Inc. 3.50% 2024	10,000	10,077
Prudential Financial, Inc. 4.60% 2044	375	380
QBE Insurance Group Ltd. 2.40% 2018[3]	5,710	5,756
Rabobank Nederland 4.625% 2023	10,210	10,571
Rabobank Nederland 4.375% 2025	3,975	3,987
Realogy Corp. 4.50% 2019[3]	800	803
Realogy Corp. 5.25% 2021[3]	925	935
Realogy Corp., LOC, 4.40% 2016[4,5,6]	131	130
Regions Financial Corp. 2.00% 2018	11,475	11,474
Royal Bank of Canada 1.50% 2018	2,700	2,700
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[3]	2,450	2,866
RSA Insurance Group PLC 9.375% 2039	£6,450	11,438
Ryman Hospitality Properties, Inc. 5.00% 2021	$2,800	2,814
Scentre Group 2.375% 2019[3]	2,465	2,464
Scentre Group 2.375% 2021[3]	1,130	1,094
Scentre Group 3.25% 2025[3]	210	202
Scentre Group 3.50% 2025[3]	5,365	5,298
Select Income REIT 4.15% 2022	10,735	10,596
Select Income REIT 4.50% 2025	125	120
Simon Property Group, LP 10.35% 2019	5,655	7,114
Skandinaviska Enskilda 2.45% 2020[3]	5,300	5,381
Travelers Property Casualty Corp. 4.30% 2045	6,155	6,180
UBS AG 5.75% 2018	2,240	2,457
UBS Group AG 4.125% 2025[3]	1,525	1,521
UDR, Inc. 4.00% 2025	50	51
Unum Group 7.125% 2016	3,400	3,585
UnumProvident Finance Co. PLC 6.85% 2015[3]	767	771
WEA Finance LLC 2.70% 2019[3]	5,675	5,654
WEA Finance LLC 3.25% 2020[3]	17,245	17,432
WEA Finance LLC 3.75% 2024[3]	515	508
Wells Fargo & Co. 2.60% 2020	575	581
Wells Fargo & Co. 3.55% 2025	4,035	4,045
		719,551
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care 6.65%	Principal amount (000)	Value (000)
AbbVie Inc. 1.80% 2018	$5,900	$5,888
AbbVie Inc. 2.50% 2020	17,215	17,140
AbbVie Inc. 2.90% 2022	23,155	22,682
AbbVie Inc. 3.20% 2022	1,970	1,961
AbbVie Inc. 3.60% 2025	11,335	11,218
AbbVie Inc. 4.50% 2035	6,105	5,823
AbbVie Inc. 4.40% 2042	680	624
AbbVie Inc. 4.70% 2045	6,605	6,437
Actavis Funding SCS 2.35% 2018	4,500	4,521
Actavis Funding SCS 3.00% 2020	8,000	8,029
Actavis Funding SCS 3.45% 2022	12,185	12,036
Actavis Funding SCS 3.80% 2025	9,385	9,097
Actavis Funding SCS 4.55% 2035	9,860	9,104
Actavis Funding SCS 4.75% 2045	5,440	4,961
Aetna Inc. 1.50% 2017	3,755	3,761
Amgen Inc. 2.125% 2020	5,900	5,830
Amgen Inc. 2.70% 2022	2,550	2,493
Amgen Inc. 3.125% 2025	6,150	5,907
Amgen Inc. 4.40% 2045	5,700	5,257
Baxalta Inc. 4.00% 2025[3]	590	592
Baxalta Inc. 5.25% 2045[3]	4,705	4,672
Bayer AG 2.375% 2019[3]	5,555	5,631
Bayer AG 3.375% 2024[3]	4,860	4,894
Baylor Scott & White Holdings 4.185% 2045	7,800	7,348
Becton, Dickinson and Co. 1.80% 2017	4,450	4,472
Becton, Dickinson and Co. 2.675% 2019	2,625	2,659
Becton, Dickinson and Co. 3.734% 2024	5,400	5,510
Becton, Dickinson and Co. 4.685% 2044	7,845	7,887
Biogen Inc. 2.90% 2020	5,000	5,046
Biogen Inc. 3.625% 2022	5,020	5,068
Biogen Inc. 4.05% 2025	10,800	10,939
Biogen Inc. 5.20% 2045	840	851
Boston Scientific Corp. 2.85% 2020	470	470
Boston Scientific Corp. 6.00% 2020	3,675	4,126
Boston Scientific Corp. 3.375% 2022	700	700
Boston Scientific Corp. 3.85% 2025	500	493
Cardinal Health, Inc. 1.90% 2017	4,710	4,748
Cardinal Health, Inc. 1.70% 2018	1,400	1,396
Celgene Corp 2.875% 2020	26,050	26,318
Celgene Corp. 3.625% 2024	375	374
Celgene Corp. 3.875% 2025	1,230	1,233
Celgene Corp. 4.625% 2044	7,775	7,410
Celgene Corp. 5.00% 2045	20,850	20,773
DJO Finco Inc. 8.125% 2021[3]	835	816
EMD Finance LLC 2.40% 2020[3]	13,885	13,911
EMD Finance LLC 2.95% 2022[3]	5,175	5,121
EMD Finance LLC 3.25% 2025[3]	19,615	19,045
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[3]	1,545	1,533
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[3]	685	676
Express Scripts Inc. 3.125% 2016	19,500	19,725
Express Scripts Inc. 2.65% 2017	6,250	6,355
Gilead Sciences, Inc. 1.85% 2018	6,430	6,478
Gilead Sciences, Inc. 2.55% 2020	7,607	7,660
Gilead Sciences, Inc. 3.25% 2022	2,655	2,681
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Gilead Sciences, Inc. 3.70% 2024	$3,200	$3,279
Gilead Sciences, Inc. 3.50% 2025	8,270	8,342
Gilead Sciences, Inc. 3.65% 2026	3,655	3,672
Gilead Sciences, Inc. 4.60% 2035	3,110	3,118
Gilead Sciences, Inc. 4.80% 2044	160	161
Gilead Sciences, Inc. 4.50% 2045	1,250	1,207
Gilead Sciences, Inc. 4.75% 2046	4,020	4,049
HCA Inc. 6.50% 2020	1,550	1,693
HCA Inc. 5.25% 2025	10,000	10,225
Hologic, Inc. 5.25% 2022[3]	105	106
Humana Inc. 3.85% 2024	7,500	7,562
Humana Inc. 4.95% 2044	9,585	9,778
inVentiv Health Inc. 12.00% 2018[3,7]	3,818	3,745
Kinetic Concepts, Inc. 10.50% 2018	1,230	1,291
Kinetic Concepts, Inc. 12.50% 2019	2,295	2,441
Laboratory Corporation of America Holdings 3.20% 2022	305	300
Laboratory Corporation of America Holdings 3.60% 2025	5,195	5,041
Laboratory Corporation of America Holdings 4.70% 2045	16,865	15,373
Mallinckrodt PLC 5.625% 2023[3]	1,190	1,087
McKesson Corp. 3.25% 2016	3,051	3,078
McKesson Corp. 2.284% 2019	8,810	8,837
McKesson Corp. 3.796% 2024	6,245	6,418
McKesson Corp. 4.883% 2044	600	606
Medtronic, Inc. 2.50% 2020	1,785	1,810
Medtronic, Inc. 3.50% 2025	13,485	13,782
Medtronic, Inc. 4.625% 2045	23,745	24,558
Merck & Co., Inc. 2.80% 2023	9,950	9,899
Ortho-Clinical Diagnostics Inc. 6.625% 2022[3]	1,660	1,432
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[4,5,6]	792	783
Pfizer Inc. 3.40% 2024	1,815	1,853
Pfizer Inc. 7.20% 2039	1,330	1,824
Quest Diagnostics Inc. 3.50% 2025	685	667
Quintiles Transnational Corp. 4.875% 2023[3]	400	397
Roche Holdings, Inc. 2.25% 2019[3]	15,080	15,321
Roche Holdings, Inc. 2.875% 2021[3]	6,875	7,040
Roche Holdings, Inc. 3.35% 2024[3]	2,000	2,052
St. Jude Medical, Inc. 2.80% 2020	720	725
St. Jude Medical, Inc. 3.875% 2025	5,900	5,994
Tenet Healthcare Corp. 6.75% 2023	905	900
Tenet Healthcare Corp., First Lien, 6.25% 2018	500	535
Tenet Healthcare Corp., First Lien, 6.00% 2020	1,340	1,417
Tenet Healthcare Corp., First Lien, 4.50% 2021	10,625	10,505
Thermo Fisher Scientific Inc. 1.30% 2017	310	310
Thermo Fisher Scientific Inc. 2.40% 2019	4,050	4,076
Thermo Fisher Scientific Inc. 3.30% 2022	335	336
Thermo Fisher Scientific Inc. 4.15% 2024	750	778
Thermo Fisher Scientific Inc. 5.30% 2044	2,230	2,356
UnitedHealth Group Inc. 1.40% 2017	3,020	3,038
UnitedHealth Group Inc. 1.90% 2018	6,820	6,894
UnitedHealth Group Inc. 2.70% 2020	6,745	6,907
UnitedHealth Group Inc. 3.35% 2022	4,585	4,737
UnitedHealth Group Inc. 3.75% 2025	7,090	7,341
UnitedHealth Group Inc. 4.625% 2035	6,305	6,669
UnitedHealth Group Inc. 4.75% 2045	4,790	5,074
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
VPI Escrow Corp. 6.75% 2018[3]	$3,000	$3,058
VPI Escrow Corp. 6.375% 2020[3]	835	832
VRX Escrow Corp. 5.375% 2020[3]	1,735	1,691
VRX Escrow Corp. 5.875% 2023[3]	810	779
VRX Escrow Corp. 6.125% 2025[3]	555	533
WellPoint, Inc. 2.30% 2018	7,440	7,477
WellPoint, Inc. 2.25% 2019	1,250	1,246
WellPoint, Inc. 4.65% 2044	2,145	2,083
Zimmer Holdings, Inc. 2.70% 2020	1,400	1,407
Zimmer Holdings, Inc. 3.15% 2022	8,785	8,712
Zimmer Holdings, Inc. 3.55% 2025	17,800	17,472
Zimmer Holdings, Inc. 4.25% 2035	3,825	3,590
		660,679
Consumer staples 3.10%
Altria Group, Inc. 2.625% 2020	235	238
Altria Group, Inc. 2.85% 2022	5,000	4,893
Altria Group, Inc. 4.00% 2024	150	156
Altria Group, Inc. 9.95% 2038	3,200	5,134
Altria Group, Inc. 10.20% 2039	3,100	5,028
Altria Group, Inc. 4.50% 2043	3,000	2,878
Altria Group, Inc. 5.375% 2044	13,850	15,122
British American Tobacco International Finance PLC 9.50% 2018[3]	14,137	17,289
British American Tobacco International Finance PLC 2.75% 2020[3]	5,850	5,969
British American Tobacco International Finance PLC 3.50% 2022[3]	4,020	4,138
British American Tobacco International Finance PLC 3.95% 2025[3]	6,500	6,777
Coca-Cola Co. 1.50% 2015	8,110	8,121
ConAgra Foods, Inc. 1.30% 2016	4,475	4,479
ConAgra Foods, Inc. 3.20% 2023	9,733	9,337
CVS Caremark Corp. 1.90% 2018	4,550	4,584
CVS Caremark Corp. 2.80% 2020	4,550	4,628
CVS Caremark Corp. 3.50% 2022	4,550	4,703
CVS Caremark Corp. 3.875% 2025	4,550	4,701
CVS Caremark Corp. 4.875% 2035	1,940	2,043
CVS Caremark Corp. 5.125% 2045	9,635	10,409
H.J Heinz Co. 4.875% 2025[3]	999	1,067
Imperial Tobacco Finance PLC 2.05% 2018[3]	3,360	3,360
Imperial Tobacco Finance PLC 3.50% 2023[3]	2,835	2,773
Kraft Foods Inc. 2.25% 2017	3,485	3,526
Kroger Co. 3.90% 2015	7,500	7,500
Kroger Co. 5.15% 2043	2,950	3,129
Pernod Ricard SA 4.45% 2022[3]	22,870	24,063
Philip Morris International Inc. 3.375% 2025	21,720	21,838
Philip Morris International Inc. 4.875% 2043	800	849
Philip Morris International Inc. 4.25% 2044	11,825	11,459
Reynolds American Inc. 2.30% 2018	6,490	6,565
Reynolds American Inc. 3.25% 2020	5,210	5,363
Reynolds American Inc. 3.25% 2022	2,250	2,243
Reynolds American Inc. 4.00% 2022	4,390	4,595
Reynolds American Inc. 4.85% 2023	6,430	6,912
Reynolds American Inc. 4.45% 2025	26,970	28,286
Reynolds American Inc. 5.70% 2035	2,085	2,274
Reynolds American Inc. 6.15% 2043	3,850	4,390
Reynolds American Inc. 5.85% 2045	14,205	15,867
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
SABMiller Holdings Inc. 2.45% 2017[3]	$7,410	$7,511
The JM Smucker Co. 3.00% 2022[3]	305	305
The JM Smucker Co. 3.50% 2025[3]	385	384
Tyson Foods, Inc. 3.95% 2024	1,050	1,072
Tyson Foods, Inc. 5.15% 2044	6,680	7,038
WM. Wrigley Jr. Co 2.90% 2019[3]	500	514
WM. Wrigley Jr. Co 3.375% 2020[3]	13,630	14,214
		307,724
Utilities 3.03%
AES Corp. 8.00% 2020	500	568
AES Corp. 7.375% 2021	1,475	1,538
American Electric Power Co. 1.65% 2017	2,870	2,863
American Electric Power Co. 2.95% 2022	2,000	1,946
Berkshire Hathaway Energy Co. 3.50% 2025	6,455	6,506
Berkshire Hathaway Energy Co. 4.50% 2045	11,590	11,509
Boston Gas Co. 4.487% 2042[3]	470	483
Calpine Corp. 5.375% 2023	910	853
Calpine Corp. 7.875% 2023[3]	937	1,007
Calpine Corp. 5.50% 2024	335	313
CEZ, a s 4.25% 2022[3]	5,285	5,588
Cleveland Electric Illuminating Co. 8.875% 2018	7,475	8,937
CMS Energy Corp. 8.75% 2019	6,984	8,595
CMS Energy Corp. 5.05% 2022	16,788	18,477
CMS Energy Corp. 3.875% 2024	3,595	3,690
CMS Energy Corp. 4.875% 2044	1,000	1,043
Comision Federal de Electricidad 4.875% 2024[3]	600	611
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	5,645	5,866
Dominion Gas Holdings LLC 2.50% 2019	1,835	1,857
Dominion Gas Holdings LLC 3.60% 2024	9,176	9,150
Dominion Gas Holdings LLC 4.60% 2044	4,500	4,295
Duke Energy Corp. 3.75% 2024	5,426	5,598
Duke Energy Progress Inc. 4.20% 2045	500	512
Dynegy Finance Inc. 6.75% 2019	380	383
Dynegy Finance Inc. 7.375% 2022	1,125	1,139
Dynegy Finance Inc. 7.625% 2024	1,430	1,451
E.ON International Finance BV 5.80% 2018[3]	5,000	5,462
EDP Finance BV 4.125% 2020[3]	1,000	1,016
Electricité de France SA 2.15% 2019[3]	145	147
Electricité de France SA 4.60% 2020[3]	1,191	1,316
Enel Società per Azioni 8.75% 2073[3]	1,000	1,152
Exelon Corp. 3.95% 2025	910	921
Exelon Corp. 5.10% 2045	1,360	1,395
Iberdrola Finance Ireland 5.00% 2019[3]	1,825	1,997
MidAmerican Energy Holdings Co. 5.75% 2018	7,740	8,492
MidAmerican Energy Holdings Co. 3.75% 2023	13,530	13,969
Midwest Generation, LLC, Series B, 8.56% 2016[6,8,9]	93	93
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	13,750	17,202
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	5,500	6,403
Niagara Mohawk Power Corp. 3.508% 2024[3]	7,875	8,009
Niagara Mohawk Power Corp. 4.278% 2034[3]	1,000	1,011
Northeast Utilities 3.15% 2025	1,640	1,606
NV Energy, Inc 6.25% 2020	10,219	11,927
Pacific Gas and Electric Co. 2.45% 2022	7,500	7,272
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.25% 2023	$5,815	$5,866
Pacific Gas and Electric Co. 3.85% 2023	1,195	1,251
Pacific Gas and Electric Co. 3.40% 2024	850	854
Pacific Gas and Electric Co. 4.75% 2044	336	355
Pacific Gas and Electric Co. 4.30% 2045	1,664	1,658
PG&E Corp. 2.40% 2019	3,810	3,839
PPL Electric Utilities Corp. 4.15% 2045	1,105	1,099
Progress Energy, Inc. 7.05% 2019	3,180	3,684
Progress Energy, Inc. 7.75% 2031	1,920	2,604
PSEG Power LLC 2.75% 2016	3,400	3,448
Public Service Co. of Colorado 5.80% 2018	7,860	8,800
Public Service Co. of Colorado 3.20% 2020	5,000	5,239
Puget Sound Energy, Inc., First Lien, 6.50% 2020	5,896	6,880
Puget Sound Energy, Inc., First Lien, 6.00% 2021	8,286	9,576
Puget Sound Energy, Inc., First Lien, 5.625% 2022	9,057	10,191
Puget Sound Energy, Inc., First Lien, 3.65% 2025[3]	3,000	2,968
Southern Co. 2.15% 2019	10,675	10,564
Tampa Electric Co. 2.60% 2022	5,250	5,141
Teco Finance, Inc. 5.15% 2020	3,991	4,396
TXU, Term Loan, 4.65% 2017[4,5,6,9]	3,749	1,459
Virginia Electric and Power Co. 1.20% 2018	2,700	2,692
Virginia Electric and Power Co. 2.95% 2022	3,090	3,120
Virginia Electric and Power Co. 4.45% 2044	8,295	8,713
Xcel Energy Inc. 4.70% 2020	1,800	1,958
Xcel Energy Inc. 3.30% 2025	165	164
		300,687
Energy 2.92%
Alpha Natural Resources, Inc. 7.50% 2020[3,9]	3,000	218
Alpha Natural Resources, Inc. 7.50% 2020[3,9]	913	66
American Energy - Woodford LLC 12.00% 2020[3,7]	700	298
American Energy (Marcellus), Term Loan B, 5.25% 2020[4,5,6]	550	314
American Energy (Marcellus), Term Loan A, 8.50% 2021[4,5,6]	1,875	247
American Energy (Permian Basin) 7.125% 2020[3]	2,075	1,224
American Energy (Permian Basin) 7.375% 2021[3]	725	424
Anadarko Petroleum Corp. 6.375% 2017	10,000	10,796
Arch Coal, Inc. 7.00% 2019	1,875	150
Arch Coal, Inc. 7.25% 2021	1,525	99
Baytex Energy Corp. 5.125% 2021[3]	1,300	1,040
Baytex Energy Corp. 5.625% 2024[3]	700	557
Boardwalk Pipeline Partners 3.375% 2023	2,750	2,390
Boardwalk Pipelines, LP 4.95% 2024	2,040	1,894
Canadian Natural Resources Ltd. 3.80% 2024	280	259
Cenovus Energy Inc. 3.80% 2023	1,120	1,055
Chevron Corp. 2.355% 2022	5,000	4,842
Chevron Corp. 2.411% 2022	3,630	3,557
Columbia Pipeline Partners LP 2.45% 2018[3]	6,700	6,718
Columbia Pipeline Partners LP 3.30% 2020[3]	975	979
Columbia Pipeline Partners LP 4.50% 2025[3]	1,215	1,182
Columbia Pipeline Partners LP 5.80% 2045[3]	1,910	1,831
Denbury Resources Inc. 4.625% 2023	1,000	545
Devon Energy Corp. 2.25% 2018	7,310	7,330
Devon Energy Corp. 3.25% 2022	2,200	2,113
Devon Energy Corp. 5.00% 2045	1,900	1,729
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Diamond Offshore Drilling, Inc. 4.875% 2043	$12,535	$8,256
Ecopetrol SA 5.375% 2026	630	550
Ecopetrol SA 5.875% 2045	1,245	946
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	8,636
Enbridge Energy Partners, LP 9.875% 2019	10,500	12,687
Enbridge Energy Partners, LP 5.20% 2020	5,655	6,068
Enbridge Energy Partners, LP 4.20% 2021	9,025	9,137
Enbridge Inc. 4.00% 2023	7,030	6,603
Enbridge Inc. 4.50% 2044	5,250	4,116
Energy Transfer Partners, LP 4.75% 2026	1,150	1,061
Energy Transfer Partners, LP 6.125% 2045	18,000	16,039
EnLink Midstream Partners, LP 2.70% 2019	155	153
EnLink Midstream Partners, LP 4.40% 2024	365	349
EnLink Midstream Partners, LP 4.15% 2025	280	257
EnLink Midstream Partners, LP 5.05% 2045	1,015	863
Ensco PLC 5.20% 2025	1,810	1,380
Ensco PLC 5.75% 2044	285	198
Enterprise Products Operating LLC 3.70% 2026	2,105	1,994
Enterprise Products Operating LLC 4.85% 2044	2,215	1,983
Enterprise Products Operating LLC 4.90% 2046	315	284
EP Energy Corp. 6.375% 2023	675	503
Husky Energy Inc. 7.25% 2019	3,390	3,883
Jupiter Resources Inc. 8.50% 2022[3]	2,000	1,135
Kinder Morgan Energy Partners, LP 6.85% 2020	7,650	8,638
Kinder Morgan Energy Partners, LP 3.50% 2021	555	531
Kinder Morgan Energy Partners, LP 4.15% 2024	1,375	1,250
Kinder Morgan Energy Partners, LP 4.25% 2024	300	273
Kinder Morgan Energy Partners, LP 6.50% 2037	900	864
Kinder Morgan Energy Partners, LP 5.40% 2044	5,345	4,317
Kinder Morgan Energy Partners, LP 5.50% 2044	1,245	1,035
Kinder Morgan, Inc. 4.30% 2025	8,850	7,969
Kinder Morgan, Inc. 5.30% 2034	760	649
Kinder Morgan, Inc. 5.55% 2045	8,400	7,004
Matador Resources Co. 6.875% 2023[3]	150	145
NGL Energy Partners LP 6.875% 2021	1,000	945
NGPL PipeCo LLC 7.119% 2017[3]	3,025	2,889
NGPL PipeCo LLC 9.625% 2019[3]	4,850	4,632
Noble Corp PLC 4.00% 2018	430	408
Noble Corp PLC 5.95% 2025	1,995	1,565
Noble Corp PLC 6.95% 2045	1,760	1,221
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,6]	4,100	1,486
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[3,6]	2,587	708
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[3,6]	210	55
PDC Energy Inc. 7.75% 2022	2,775	2,761
Peabody Energy Corp. 6.00% 2018	3,300	874
Peabody Energy Corp. 6.50% 2020	500	106
Petrobras Global Finance Co. 6.85% 2115	335	213
Petrobras International Finance Co. 5.375% 2021	2,360	1,728
Petróleos Mexicanos 7.47% 2026	MXN295,000	16,142
Petróleos Mexicanos 5.625% 2046[3]	$330	271
Phillips 66 Partners LP 3.605% 2025	345	313
Phillips 66 Partners LP 4.68% 2045	125	103
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,6]	1,808	1,166
Range Resources Corp. 4.875% 2025[3]	2,075	1,855
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Ras Laffan Liquefied Natural Gas II 5.298% 2020[6]	$575	$617
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	3,375	3,500
Rice Energy Inc. 6.25% 2022	1,075	964
Rice Energy Inc. 7.25% 2023[3]	150	141
Sabine Pass Liquefaction, LLC 5.625% 2021	3,300	3,077
Sabine Pass Liquefaction, LLC 5.625% 2023	1,300	1,173
Sabine Pass Liquefaction, LLC 5.75% 2024	940	841
Samson Investment Co. 9.75% 2020	1,200	21
Samson Investment Co., Term Loan B, 5.00% 2018[4,5,6,9]	150	22
Seven Generations Energy Ltd. 6.75% 2023[3]	175	151
Shell International Finance BV 3.25% 2025	505	501
Shell International Finance BV 4.125% 2035	800	781
Shell International Finance BV 4.375% 2045	250	247
SM Energy Co. 5.625% 2025	425	367
Southwestern Energy Co. 4.95% 2025	11,800	10,520
Spectra Energy Partners, LP 2.95% 2018	1,615	1,639
TC PipeLines, LP 4.375% 2025	1,700	1,636
Total Capital Canada Ltd. 2.75% 2023	2,140	2,058
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067	8,845	7,485
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	725	697
Transocean Inc. 3.00% 2017	545	495
Transocean Inc. 6.875% 2021	5,845	4,355
Transocean Inc. 4.30% 2022	2,195	1,366
Western Gas Partners LP 2.60% 2018	280	281
Western Gas Partners LP 3.95% 2025	665	624
Williams Partners LP 5.25% 2020	3,000	3,201
Williams Partners LP 3.60% 2022	4,750	4,380
Williams Partners LP 4.50% 2023	500	470
Williams Partners LP 4.30% 2024	10,060	9,146
Williams Partners LP 4.00% 2025	7,250	6,294
Williams Partners LP 5.40% 2044	555	445
Williams Partners LP 4.90% 2045	455	340
Williams Partners LP 5.10% 2045	6,005	4,611
Woodside Finance Ltd. 4.60% 2021[3]	6,535	6,805
		290,305
Consumer discretionary 2.73%
Amazon.com, Inc. 3.30% 2021	500	518
Amazon.com, Inc. 3.80% 2024	400	410
Amazon.com, Inc. 4.95% 2044	2,280	2,339
AOL Time Warner Inc. 7.625% 2031	1,750	2,241
Boyd Gaming Corp. 6.875% 2023	2,525	2,575
Burger King Corp. 6.00% 2022[3]	2,075	2,111
CBS Corp. 4.00% 2026	225	222
CBS Outdoor Americas Inc. 5.625% 2024	275	280
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020[3]	6,805	6,761
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022[3]	860	861
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[3]	1,870	1,865
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2025[3]	2,000	1,828
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	1,725	1,634
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	700	704
Comcast Corp. 3.375% 2025	5,980	6,036
Comcast Corp. 4.60% 2045	11,200	11,483
Cumulus Media Holdings Inc. 7.75% 2019	1,715	1,237
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Cumulus Media Inc., Term Loan B, 4.25% 2020[4,5,6]	$1,697	$1,481
DaimlerChrysler North America Holding Corp. 2.625% 2016[3]	8,000	8,083
DaimlerChrysler North America Holding Corp. 1.16% 2018[3,4]	7,500	7,476
DaimlerChrysler North America Holding Corp. 2.875% 2021[3]	21,000	20,570
DaimlerChrysler North America Holding Corp. 3.25% 2024[3]	755	726
DaimlerChrysler North America Holding Corp. 3.30% 2025[3]	8,000	7,750
Delta 2 (Formula One), Term Loan B, 7.75% 2022[4,5,6]	475	458
Dollar General Corp. 4.125% 2017	622	642
Dollar General Corp. 1.875% 2018	1,211	1,211
Family Tree Escrow LLC 5.75% 2023[3]	725	756
Ford Motor Credit Co. 2.375% 2019	18,650	18,519
Ford Motor Credit Co. 2.597% 2019	10,910	10,809
Ford Motor Credit Co. 2.459% 2020	640	627
Ford Motor Credit Co. 3.157% 2020	500	500
Ford Motor Credit Co. 3.219% 2022	7,315	7,092
Ford Motor Credit Co. 3.664% 2024	500	486
Ford Motor Credit Co. 4.134% 2025	750	748
Gannett Co., Inc. 5.125% 2019	1,130	1,150
Gannett Co., Inc. 4.875% 2021[3]	290	285
General Motors Co. 5.00% 2035	15,015	13,957
General Motors Financial Co. 4.375% 2021	1,100	1,123
General Motors Financial Co. 4.30% 2025	710	689
George Washington University 4.868% 2045	8,735	9,065
Home Depot, Inc. 4.40% 2021	7,500	8,291
Home Depot, Inc. 3.35% 2025	3,945	4,024
Hyundai Capital America 2.60% 2020[3]	325	324
Limited Brands, Inc. 6.625% 2021	1,224	1,365
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	1,000	950
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	975	974
MGM Resorts International 7.75% 2022	2,000	2,137
NBC Universal Enterprise, Inc. 5.25% (undated)[3]	2,375	2,515
NBCUniversal Media, LLC 5.15% 2020	10,000	11,295
Needle Merger Sub Corp. 8.125% 2019[3]	3,500	3,255
Neiman Marcus Group LTD Inc. 8.75% 2021[3,7]	1,160	1,201
Neiman Marcus, Term Loan B, 4.25% 2020[4,5,6]	3,719	3,648
News America Inc. 4.50% 2021	3,930	4,254
News America Inc. 4.00% 2023	1,100	1,130
PETCO Animal Supplies, Inc. 9.25% 2018[3]	5,000	5,087
PETsMART, Inc. 7.125% 2023[3]	425	431
Playa Resorts Holding BV 8.00% 2020[3]	2,475	2,512
RCI Banque 3.50% 2018[3]	8,280	8,552
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	1,200	1,251
Schaeffler Holding Finance BV 6.25% 2019[3,7]	2,500	2,659
Seminole Tribe of Florida 7.804% 2020[3,6]	750	799
Stackpole Intl. 7.75% 2021[3]	2,840	3,103
Starbucks Corp. 4.30% 2045	205	211
Target Corp. 6.00% 2018	3,000	3,314
Thomson Reuters Corp. 1.30% 2017	285	284
Thomson Reuters Corp. 1.65% 2017	5,445	5,445
Thomson Reuters Corp. 4.30% 2023	240	250
Thomson Reuters Corp. 5.65% 2043	285	310
Time Warner Inc. 3.60% 2025	2,900	2,853
Time Warner Inc. 6.20% 2040	5,450	6,286
Toyota Motor Credit Corp. 2.125% 2019	500	502
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Toyota Motor Credit Corp. 2.15% 2020	$600	$602
Univision Communications Inc. 5.125% 2025[3]	555	522
Viacom Inc. 4.25% 2023	1,950	1,914
Viacom Inc. 4.85% 2034	2,170	1,881
Viacom Inc. 5.85% 2043	4,000	3,727
Volkswagen Group of America Finance, LLC 2.45% 2019[3]	520	486
Volkswagen International Finance NV 4.00% 2020[3]	4,200	4,173
Walt Disney Co. 5.50% 2019	5,000	5,631
Warner Music Group 5.625% 2022[3]	1,000	973
Weather Company, Term Loan, 7.00% 2020[4,5,6]	500	471
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	825	763
Wynn Macau, Ltd. 5.25% 2021[3]	3,100	2,707
ZF Friedrichshafen AG 4.50% 2022[3]	150	142
ZF Friedrichshafen AG 4.75% 2025[3]	1,200	1,101
		271,613
Telecommunication services 1.55%
Altice Financing SA 6.625% 2023[3]	4,050	3,898
Altice Finco SA 6.50% 2022[3]	300	290
Altice Finco SA 7.625% 2025[3]	250	234
Altice Finco SA, First Lien, 7.75% 2022[3]	1,000	912
AT&T Inc. 1.40% 2017	3,615	3,598
AT&T Inc. 3.00% 2022	12,375	12,093
AT&T Inc. 3.40% 2025	5,719	5,472
AT&T Inc. 4.50% 2035	6,575	6,049
AT&T Inc. 4.30% 2042	316	273
AT&T Inc. 4.80% 2044	1,235	1,148
AT&T Inc. 4.35% 2045	3,870	3,321
AT&T Inc. 4.75% 2046	14,888	13,702
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[3]	1,575	1,768
Deutsche Telekom International Finance BV 3.125% 2016[3]	5,495	5,558
Deutsche Telekom International Finance BV 9.25% 2032	5,878	8,806
Digicel Group Ltd. 8.25% 2020[3]	1,800	1,674
Digicel Group Ltd. 6.00% 2021[3]	950	867
France Télécom 9.00% 2031	1,580	2,246
Frontier Communications Corp. 8.875% 2020[3]	4,350	4,274
Frontier Communications Corp. 9.25% 2021	2,100	2,030
Frontier Communications Corp. 8.75% 2022	425	381
Frontier Communications Corp. 10.50% 2022[3]	8,775	8,556
Frontier Communications Corp. 11.00% 2025[3]	5,175	5,020
MetroPCS Wireless, Inc. 6.25% 2021	2,750	2,747
MetroPCS Wireless, Inc. 6.625% 2023	3,275	3,250
Numericable Group SA 6.00% 2022[3]	700	676
Orange SA 2.75% 2019	3,570	3,675
Sprint Nextel Corp. 7.00% 2020	2,000	1,675
Sprint Nextel Corp. 7.25% 2021	1,925	1,581
Sprint Nextel Corp. 11.50% 2021	925	918
Sprint Nextel Corp. 7.875% 2023	2,500	2,030
Verizon Communications Inc. 5.15% 2023	3,767	4,163
Verizon Communications Inc. 4.272% 2036	20,510	18,628
Verizon Communications Inc. 4.522% 2048	19,387	17,116
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Wind Acquisition SA 4.75% 2020[3]	$2,850	$2,829
Wind Acquisition SA 7.375% 2021[3]	2,500	2,475
		153,933
Industrials 1.01%
AerCap Holdings NV 2.75% 2017	150	148
Atlas Copco AB 5.60% 2017[3]	2,340	2,487
BNSF Funding Trust I 6.613% 2055	1,680	1,890
Burlington Northern Santa Fe LLC 5.75% 2018	1,505	1,653
Burlington Northern Santa Fe LLC 4.70% 2019	3,740	4,113
Burlington Northern Santa Fe LLC 4.15% 2045	4,160	3,894
Burlington Northern Santa Fe LLC 4.70% 2045	500	505
Canadian National Railway Co. 5.55% 2018	5,000	5,494
Canadian Pacific Railway Ltd. 4.80% 2035	165	170
Canadian Pacific Railway Ltd. 4.80% 2045	1,060	1,067
CEVA Group PLC 7.00% 2021[3]	775	690
CEVA Group PLC, LOC, 6.50% 2021[4,5,6]	853	766
CEVA Group PLC, Term Loan B, 6.50% 2021[4,5,6]	1,223	1,098
CEVA Group PLC, Term Loan, 6.50% 2021[4,5,6]	887	796
CEVA Group PLC, Term Loan, 6.50% 2021[4,5,6]	153	137
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[6]	57	60
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[6]	65	67
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[6]	415	429
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[6]	1,052	1,087
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[6]	494	533
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[6]	215	221
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[6]	469	497
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[6]	1,799	1,952
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[6]	675	761
Corporate Risk Holdings LLC 9.50% 2019[3]	1,804	1,705
Corporate Risk Holdings LLC 13.50% 2020[3,7,8]	358	355
DAE Aviation Holdings, Inc. 10.00% 2023[3]	620	617
European Aeronautic Defence and Space Company 2.70% 2023[3]	7,500	7,419
Gates Global LLC 6.00% 2022[3]	1,050	851
Gates Global LLC, Term Loan B, 4.25% 2021[4,5,6]	838	797
General Electric Capital Corp. 2.30% 2017	5,000	5,110
General Electric Capital Corp. 2.20% 2020	6,500	6,577
General Electric Capital Corp. 3.10% 2023	6,460	6,614
General Electric Co. 2.70% 2022	5,000	5,019
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.057% 2015[4,5,6,8,9]	78	74
HD Supply, Inc. 5.25% 2021[3]	825	832
KLX Inc. 5.875% 2022[3]	960	939
LMI Aerospace Inc. 7.375% 2019	1,450	1,407
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[3]	4,075	3,958
Norfolk Southern Corp. 5.75% 2016	1,880	1,906
R.R. Donnelley & Sons Co. 6.50% 2023	625	590
Republic Services, Inc. 5.00% 2020	5,000	5,520
Siemens AG 2.15% 2020[3]	5,500	5,513
Siemens AG 2.90% 2022[3]	4,500	4,525
Siemens AG 3.25% 2025[3]	3,615	3,624
Siemens AG 4.40% 2045[3]	750	771
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[3]	1,750	1,527
TransDigm Inc. 5.50% 2020	2,175	2,084
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[6,8,9]	$230	$—
Watco Companies 6.375% 2023[3]	1,505	1,497
		100,346
Information technology 0.72%
Alcatel-Lucent USA Inc. 6.75% 2020[3]	1,569	1,653
First Data Corp. 8.25% 2021[3]	600	625
First Data Corp. 11.75% 2021	975	1,085
First Data Corp. 12.625% 2021	3,500	3,986
Harris Corp. 1.999% 2018	6,400	6,365
Harris Corp. 2.70% 2020	2,080	2,064
Harris Corp. 3.832% 2025	1,275	1,251
Harris Corp. 4.854% 2035	6,055	5,872
Harris Corp. 5.054% 2045	7,085	6,868
Hewlett-Packard Co. 6.35% 2045[3]	1,900	1,899
Infor Inc. 5.75% 2020[3]	225	224
Intel Corp. 4.90% 2045	9,260	9,611
Lam Research Corp. 2.75% 2020	440	432
Oracle Corp. 4.125% 2045	4,005	3,791
QUALCOMM Inc. 4.80% 2045	16,000	14,030
Serena Software, Inc., Term Loan B, 7.50% 2020[4,5,6]	1,986	1,987
SRA International, Inc. 11.00% 2019	1,625	1,726
SRA International, Inc., Term Loan B, 6.50% 2018[4,5,6]	2,668	2,678
SunGard Data Systems Inc. 7.375% 2018	1,067	1,091
SunGard Data Systems Inc. 7.625% 2020	2,425	2,525
Xerox Corp. 2.95% 2017	1,670	1,699
		71,462
Materials 0.61%
ArcelorMittal 5.125% 2020	200	182
ArcelorMittal 7.00% 2022	1,775	1,624
ArcelorMittal 6.125% 2025	125	102
ArcelorMittal 7.50% 2041	2,500	2,025
Blue Cube Spinco Inc. (Olin Corp.) 9.75% 2023[3]	250	261
Blue Cube Spinco Inc. (Olin Corp.) 10.00% 2025[3]	210	219
Chemours Co. 6.625% 2023[3]	950	641
Chemours Co. 7.00% 2025[3]	395	261
E.I. du Pont de Nemours and Co. 2.80% 2023	7,500	7,270
Ecolab Inc. 3.00% 2016	5,455	5,561
First Quantum Minerals Ltd. 6.75% 2020[3]	3,417	2,306
First Quantum Minerals Ltd. 7.00% 2021[3]	3,917	2,556
FMG Resources 9.75% 2022[3]	2,750	2,568
Holcim Ltd. 5.15% 2023[3]	1,760	1,930
JMC Steel Group Inc. 8.25% 2018[3]	3,950	2,706
Monsanto Co. 2.75% 2021	2,770	2,770
Monsanto Co. 4.70% 2064	8,250	7,135
Owens-Illinois, Inc. 5.875% 2023[3]	710	717
Owens-Illinois, Inc. 6.375% 2025[3]	290	293
Praxair, Inc. 2.25% 2020	1,580	1,587
Praxair, Inc. 3.20% 2026	5,250	5,272
Rayonier Advanced Materials Inc. 5.50% 2024[3]	1,960	1,480
Reynolds Group Inc. 5.75% 2020	3,235	3,275
Ryerson Inc. 9.00% 2017	1,925	1,723
Ryerson Inc. 11.25% 2018	401	366
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Teck Resources Ltd. 3.15% 2017	$2,880	$2,712
Tembec Industries Inc. 9.00% 2019[3]	705	532
Xstrata Canada Financial Corp. 4.95% 2021[3]	2,650	2,201
		60,275
Total corporate bonds & notes		2,936,575
Mortgage-backed obligations 22.21% Federal agency mortgage-backed obligations 18.21%
Fannie Mae 5.50% 2023[6]	1,413	1,541
Fannie Mae 4.00% 2024[6]	436	460
Fannie Mae 4.50% 2025[6]	748	804
Fannie Mae 6.00% 2026[6]	528	597
Fannie Mae 5.50% 2027[6]	314	350
Fannie Mae 6.00% 2027[6]	845	962
Fannie Mae 1.89% 2037[4,6]	1,827	1,917
Fannie Mae 6.00% 2037[6]	2,323	2,628
Fannie Mae 6.00% 2037[6]	326	371
Fannie Mae 5.50% 2038[6]	5,464	6,104
Fannie Mae 5.50% 2038[6]	679	761
Fannie Mae 5.00% 2040[6]	934	1,040
Fannie Mae 4.00% 2041[6]	13,244	14,388
Fannie Mae 5.00% 2041[6]	7,504	8,320
Fannie Mae 5.00% 2041[6]	6,188	6,871
Fannie Mae 5.00% 2041[6]	3,413	3,842
Fannie Mae 5.00% 2041[6]	2,505	2,823
Fannie Mae 5.00% 2041[6]	1,796	2,025
Fannie Mae 5.00% 2041[6]	1,229	1,385
Fannie Mae 4.00% 2042[6]	9,316	10,116
Fannie Mae 4.00% 2042[6]	1,422	1,550
Fannie Mae 4.00% 2043[6]	12,017	13,049
Fannie Mae 4.00% 2044[6]	8,491	9,199
Fannie Mae 4.00% 2044[6]	4,068	4,419
Fannie Mae 4.00% 2045[6,10]	287,500	306,188
Fannie Mae 4.50% 2045[6,10]	369,430	400,601
Fannie Mae, Series 2001-4, Class GA, 9.404% 2025[4,6]	12	13
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[6]	41	49
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[6]	29	32
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[6]	49	58
Fannie Mae, Series 2002-W1, Class 2A, 6.391% 2042[4,6]	60	70
Freddie Mac 5.50% 2033[6]	294	332
Freddie Mac 3.00% 2035[6]	74,018	76,389
Freddie Mac 5.50% 2038[6]	314	348
Freddie Mac 5.50% 2038[6]	237	262
Freddie Mac 5.50% 2039[6]	461	511
Freddie Mac 4.50% 2040[6]	894	969
Freddie Mac 5.50% 2040[6]	1,647	1,825
Freddie Mac 4.50% 2041[6]	3,662	3,988
Freddie Mac 4.50% 2041[6]	1,022	1,115
Freddie Mac 5.00% 2041[6]	8,315	9,293
Freddie Mac 5.50% 2041[6]	2,448	2,712
Freddie Mac 4.00% 2043[6]	6,937	7,493
Freddie Mac 4.00% 2043[6]	3,674	3,971
Freddie Mac 4.00% 2043[6]	2,879	3,122
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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.00% 2044[6]	$3,021	$3,277
Freddie Mac, Series 3061, Class PN, 5.50% 2035[6]	268	298
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[6]	571	532
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[6]	531	498
Freddie Mac, Series 3318, Class JT, 5.50% 2037[6]	728	820
Government National Mortgage Assn. 4.50% 2040[6]	2,268	2,467
Government National Mortgage Assn. 4.00% 2044[6]	113,161	120,837
Government National Mortgage Assn. 4.00% 2044[6]	97,629	104,120
Government National Mortgage Assn. 4.00% 2044[6]	90,000	96,001
Government National Mortgage Assn. 4.00% 2044[6]	82,340	87,764
Government National Mortgage Assn. 4.00% 2044[6]	76,033	81,248
Government National Mortgage Assn. 4.00% 2044[6]	44,962	48,011
Government National Mortgage Assn. 4.00% 2044[6]	16,000	17,054
Government National Mortgage Assn. 4.00% 2044[6]	1,994	2,130
Government National Mortgage Assn. 3.50% 2045[6]	75,000	78,757
Government National Mortgage Assn. 4.00% 2045[6,10]	216,700	230,595
Government National Mortgage Assn. 4.00% 2045[6]	16,958	18,075
Government National Mortgage Assn. 4.00% 2045[6]	2,091	2,230
		1,809,577
Commercial mortgage-backed securities 3.14%
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[4,6]	2,956	3,006
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[4,6]	5,390	5,400
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.733% 2049[4,6]	2,243	2,348
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.002% 2051[4,6]	3,020	3,222
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.424% 2051[4,6]	3,277	3,536
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[4,6]	1,755	1,855
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[4,6]	2,380	2,570
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.974% 2049[4,6]	1,961	1,982
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.349% 2049[4,6]	5,000	5,386
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[6]	10,494	10,755
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[6]	3,274	3,393
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,6]	11,565	11,791
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[6]	17,402	17,787
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.889% 2039[4,6]	5,125	5,381
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[4,6]	10,650	11,187
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,6]	10,897	10,948
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.014% 2038[4,6]	10,544	10,671
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[6]	16,006	16,627
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[4,6]	12,610	13,336
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[3,6]	7,820	7,856
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[3,6]	2,000	2,013
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[3,6]	3,780	3,799
Hilton USA Trust, Series 2013-HLF, DFX, 4.407% 2030[3,6]	600	606
Hilton USA Trust, Series 2013-HLT, EFX, 4.602% 2030[3,4,6]	400	405
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[4,6]	3,375	3,420
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[6]	2,964	3,042
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.10% 2045[4,6]	7,324	7,440
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[3,6]	6,003	6,084
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.883% 2049[4,6]	26,663	27,988
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[6]	5,866	6,209
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[4,6]	2,367	2,531
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[6]	9,049	9,196
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,6]	1,187	1,319
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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.051% 2044[4,6]	$2,812	$2,989
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[6]	2,442	2,546
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[4,6]	2,200	2,297
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[4,6]	13,725	14,579
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.369% 2045[4,6]	2,110	2,299
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.032% 2050[4,6]	1,955	2,041
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[6]	18,672	19,231
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.073% 2049[4,6]	6,195	6,577
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[6]	4,903	5,077
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[6]	5,025	5,222
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.114% 2049[4,6]	9,195	9,747
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[6]	2,700	2,846
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[4,6]	8,810	9,268
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.901% 2049[4,6]	3,500	3,673
		311,481
Other mortgage-backed securities 0.86%
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[6]	6,875	7,283
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[6]	7,500	7,583
Freddie Mac, Series K718, Class A2, multifamily 2.791% 2022[6]	9,640	10,013
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[4,6]	6,650	7,148
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[6]	12,440	12,593
Nordea Kredit 2.00% 2037[6]	DKr101,507	14,613
Nykredit Realkredit AS, Series 01E, 2.00% 2037[6]	36,956	5,320
Nykredit Realkredit AS, Series 01E, 2.50% 2037[6]	23,300	3,447
Nykredit Realkredit AS, Series 01E, 2.50% 2047[6]	8,566	1,230
Realkredit Danmark AS, Series 22S, 2.00% 2037[6]	58,613	8,414
Realkredit Danmark AS, Series 22S, 2.50% 2037[6]	51,300	7,598
		85,242
Total mortgage-backed obligations		2,206,300
Bonds & notes of governments & government agencies outside the U.S. 3.46%
Bermuda Government 5.603% 2020[3]	$4,710	5,252
Bermuda Government 5.603% 2020	2,735	3,050
Bermuda Government 4.138% 2023[3]	1,000	1,000
Bermuda Government 4.854% 2024[3]	6,215	6,526
German Government 0.101% 2026[2]	€25,133	29,673
German Government 2.50% 2046	40,000	57,921
India (Republic of) 8.60% 2028	INR2,039,000	32,628
Indonesia (Republic of) 7.875% 2019	IDR112,600,000	7,318
Indonesia (Republic of) 4.125% 2025[3]	$4,550	4,272
Indonesia (Republic of), Series 71, 9.00% 2029	IDR27,000,000	1,737
Indonesia (Republic of) 8.375% 2034	99,000,000	5,885
Irish Government 3.90% 2023	€5,000	6,814
Japanese Government, Series 19, 0.10% 2024[2]	¥4,800,000	42,544
Peru (Republic of) 4.125% 2027	$9,540	9,445
Province of Manitoba 3.05% 2024	5,050	5,236
Province of Ontario 3.20% 2024	9,000	9,463
Slovenia (Republic of) 5.50% 2022	18,585	20,941
Slovenia (Republic of) 5.85% 2023	15,150	17,386
Slovenia (Republic of) 5.85% 2023[3]	3,100	3,557
Slovenia (Republic of) 5.25% 2024	3,820	4,216
Spanish Government 5.15% 2044	€14,700	23,239
American Funds Insurance Series — Bond Fund — Page 105 of 176

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Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States Government 4.50% 2025[2]	MXN301,721	$20,223
United Mexican States Government, Series M, 6.50% 2021	74,700	4,649
United Mexican States Government Global 3.60% 2025	$12,000	11,820
United Mexican States Government Global, Series A, 6.05% 2040	3,990	4,384
United Mexican States Government Global 5.55% 2045	4,030	4,151
		343,330
Federal agency bonds & notes 1.15%
CoBank, ACB 7.875% 2018[3]	2,285	2,619
CoBank, ACB 0.937% 2022[3,4]	14,990	14,053
Fannie Mae 2.625% 2024	12,910	13,230
Freddie Mac 1.25% 2019	44,500	44,336
Tennessee Valley Authority 5.88% 2036	3,750	4,928
Tennessee Valley Authority 5.25% 2039	15,315	19,152
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	15,500	15,790
		114,108
Municipals 0.98%
State of California, Various Purpose G.O. Bonds, 7.50% 2034	2,200	3,092
State of California, Various Purpose G.O. Bonds, 7.30% 2039[6]	1,890	2,620
State of California, Various Purpose G.O. Bonds, 7.35% 2039	3,260	4,558
State of California, Various Purpose G.O. Bonds, 7.55% 2039	865	1,253
State of California, Various Purpose G.O. Bonds, 7.60% 2040	22,040	32,424
State of California, Various Purpose G.O. Bonds, 7.625% 2040	2,900	4,177
State of California, Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2045	12,500	13,800
State of California, Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, 2.203% 2018	8,000	8,122
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	15,000	15,358
State of Illinois, Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2012-B, 0.00% 2041	7,155	1,736
State of Texas, Board of Regents of the University of Texas System, Rev. Fncg. System Bonds (Build America Bonds - Direct Payment), Series 2010-D, 3.076% 2016	10,450	10,673
		97,813
Asset-backed obligations 0.98%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[6]	15,895	16,009
Capital One Multi-asset Execution Trust, Series 2015-A5, Class A-5, 1.60% 2021[6]	11,585	11,683
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[6]	1,500	1,661
Chase Issuance Trust, Series 2013-A7, Class A, 0.637% 2020[4,6]	9,565	9,561
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.345% 2020[4,6]	10,870	11,071
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.557% 2020[4,6]	7,980	7,956
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,6]	1,200	1,208
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[3,6]	12,600	12,657
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[3,6]	11,000	10,981
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[6,8,11]	7,974	7,975
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.394% 2037[4,6]	1,435	182
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[6]	890	891
Social Professional Loan Program LLC, Series 2015-C, Class A-2, 2.51% 2033[3,6]	5,676	5,691
		97,526
Total bonds, notes & other debt instruments (cost: $9,572,460,000)		9,598,730
American Funds Insurance Series — Bond Fund — Page 106 of 176

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Preferred securities 0.00% Financials 0.00%	Shares	Value (000)
Morgan Stanley, Series I, depositary shares	24,800	$631
Total preferred securities (cost: $620,000)		631
Common stocks 0.02% Consumer discretionary 0.00%
Adelphia Recovery Trust, Series ACC-1[12]	2,409,545	6
Miscellaneous 0.02%
Other common stocks in initial period of acquisition		1,678
Total common stocks (cost: $3,204,000)		1,684
Short-term securities 10.16%	Principal amount (000)
Apple Inc. 0.17% due 10/20/2015[3]	$34,775	34,773
Chariot Funding, LLC 0.30%–0.42% due 10/23/2015–1/12/2016[3]	79,600	79,537
Chevron Corp. 0.14% due 11/6/2015[3]	30,000	29,995
Coca-Cola Co. 0.20%–0.38% due 10/14/2015–1/11/2016[3]	72,700	72,677
Emerson Electric Co. 0.21% due 11/13/2015[3]	12,000	11,998
Fannie Mae 0.11%–0.24% due 11/16/2015–1/19/2016	165,800	165,788
Federal Home Loan Bank 0.10%–0.19% due 10/19/2015–1/20/2016	340,500	340,490
Freddie Mac 0.19%–0.21% due 12/8/2015–1/11/2016	98,700	98,693
General Electric Capital Corp. 0.27% due 11/19/2015	52,500	52,487
John Deere Capital Corp. 0.14% due 10/1/2015[3]	50,000	50,000
Jupiter Securitization Co., LLC 0.42% due 12/22/2015[3]	25,000	24,981
Paccar Financial Corp. 0.14% due 10/13/2015	23,200	23,199
Wal-Mart Stores, Inc. 0.15% due 10/30/2015[3]	25,000	24,999
Total short-term securities (cost: $1,009,411,000)		1,009,617
Total investment securities 106.80% (cost: $10,585,695,000)		10,610,662
Other assets less liabilities (6.80)%		(676,031)
Net assets 100.00%		$9,934,631
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Bond Fund — Page 107 of 176

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $204,628,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 9/30/2015 (000)
			Receive (000)	Deliver (000)
Sales:
British pounds	10/19/2015	UBS AG	$9,153	£5,965	$130
Danish kroner	10/23/2015	HSBC Bank	$39,693	DKr266,000	(164)
Euros	10/19/2015	HSBC Bank	$56,286	€50,000	400
Euros	10/19/2015	HSBC Bank	$24,885	€22,000	295
Euros	10/21/2015	HSBC Bank	$11,381	€10,060	137
Indian rupees	10/21/2015	JPMorgan Chase	$19,518	INR1,304,000	(269)
Japanese yen	10/23/2015	UBS AG	$41,108	¥4,930,000	1
Mexican pesos	10/27/2015	UBS AG	$23,387	MXN406,000	(573)
					$(43)
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $8,529,560,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 9/30/2015 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.145%	9/10/2018	$100,000	$472
Receive	LCH.Clearnet	3-month USD-LIBOR	1.1345	9/10/2018	100,000	441
Receive	LCH.Clearnet	3-month USD-LIBOR	1.199	9/18/2018	310,000	1,916
Receive	LCH.Clearnet	3-month USD-LIBOR	1.669	10/28/2019	112,000	2,019
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8095	12/9/2019	73,000	1,700
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6915	6/3/2020	1,600	26
Receive	LCH.Clearnet	3-month USD-LIBOR	1.802	6/9/2020	244,700	5,205
Receive	LCH.Clearnet	3-month USD-LIBOR	1.793	6/26/2020	120,000	2,484
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8135	6/26/2020	47,900	1,038
Receive	LCH.Clearnet	3-month USD-LIBOR	1.66924	7/10/2020	50,000	741
Pay	LCH.Clearnet	3-month USD-LIBOR	1.772	7/20/2020	1,320	(26)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.749	7/31/2020	7,500	137
Pay	LCH.Clearnet	3-month USD-LIBOR	1.752	8/3/2020	495	(9)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.628	8/24/2020	7,000	84
Receive	LCH.Clearnet	3-month USD-LIBOR	1.566	8/27/2020	100,000	903
Receive	LCH.Clearnet	3-month USD-LIBOR	1.556	8/27/2020	100,000	855
Receive	LCH.Clearnet	3-month USD-LIBOR	1.598	8/28/2020	100,000	1,055
Pay	LCH.Clearnet	3-month USD-LIBOR	1.607	9/4/2020	6,000	(65)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.0294	5/21/2022	50,000	(1,193)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.1305	7/17/2022	100,000	(2,967)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.70924	10/2/2022	110,000	—
Pay	LCH.Clearnet	3-month USD-LIBOR	2.805	3/21/2024	1,100	(82)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.701	6/9/2024	60,000	(3,955)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6815	9/24/2024	1,600	(102)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6915	9/26/2024	1,100	(71)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.54	10/3/2024	400	(21)
Pay	LCH.Clearnet	6-month EURIBOR	0.9852	10/17/2024	€25,000	(305)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.342	10/21/2024	$290	(10)
American Funds Insurance Series — Bond Fund — Page 108 of 176

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 9/30/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.326%	10/22/2024	$800	$(27)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.372	10/24/2024	1,150	(43)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.438	11/19/2024	2,750	(118)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4585	11/24/2024	23,000	(1,023)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4295	11/25/2024	800	(34)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.353	12/8/2024	700	(25)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.2845	12/12/2024	330	(10)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.8185	1/20/2025	900	11
Pay	LCH.Clearnet	3-month USD-LIBOR	1.9365	1/22/2025	1,500	2
Pay	LCH.Clearnet	6-month JPY-LIBOR	0.5327	3/4/2025	¥4,800,000	(235)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.192	3/18/2025	$1,850	(37)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.0475	3/23/2025	450	(3)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.0635	3/23/2025	3,000	(25)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.1325	5/1/2025	5,750	(80)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.3175	5/8/2025	1,500	(46)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.339	5/13/2025	375	(12)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.351	5/15/2025	590	(20)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.287	5/20/2025	500	(14)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.227	5/28/2025	260	(6)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.2125	5/29/2025	465	(10)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.2185	6/1/2025	1,150	(24)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.247	6/3/2025	5,000	(118)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.451	6/5/2025	650	(27)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.486	6/9/2025	1,200	(54)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.46	6/10/2025	2,536	(108)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.455	6/24/2025	235	(10)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.428	7/2/2025	4,500	(179)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.397	7/13/2025	900	(33)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.535	7/15/2025	800	(39)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4615	7/22/2025	1,300	(55)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.312	7/29/2025	1,000	(29)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.331	7/30/2025	435	(13)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.3715	7/31/2025	7,500	(258)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.2135	9/4/2025	5,000	(95)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.228	9/4/2025	13,000	(266)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.2365	9/14/2025	6,500	(137)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.186	9/22/2025	38,000	(620)
Receive	LCH.Clearnet	3-month USD-LIBOR	3.0865	8/18/2034	2,250	243
Receive	LCH.Clearnet	3-month USD-LIBOR	2.913	11/24/2034	10,000	805
Receive	LCH.Clearnet	3-month USD-LIBOR	2.844	6/11/2035	3,250	225
Receive	LCH.Clearnet	3-month USD-LIBOR	2.9535	6/30/2035	2,500	219
Receive	LCH.Clearnet	3-month USD-LIBOR	2.773	7/13/2035	2,100	121
Receive	LCH.Clearnet	3-month USD-LIBOR	2.589	9/4/2035	3,100	84
Pay	LCH.Clearnet	3-month USD-LIBOR	3.132	10/8/2044	200	(26)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.046	10/10/2044	700	(79)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.0745	11/10/2044	250	(30)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.086	11/10/2044	525	(64)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.061	11/12/2044	200	(23)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.0515	11/14/2044	1,000	(114)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.0205	11/24/2044	3,500	(376)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.925	12/3/2044	1,230	(107)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6695	12/19/2044	200	(6)
American Funds Insurance Series — Bond Fund — Page 109 of 176

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 9/30/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5755%	3/5/2045	$1,470	$(15)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.377	4/29/2045	1,910	(63)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6765	5/7/2045	430	(14)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.757	5/8/2045	1,500	(75)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.777	5/21/2045	850	(46)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.9215	6/11/2045	800	(69)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.886	7/1/2045	10,000	785
Pay	LCH.Clearnet	3-month USD-LIBOR	2.82049	7/10/2045	43,000	(2,759)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.864	7/13/2045	1,650	(122)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.943	7/17/2045	33,000	(3,009)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6815	9/4/2045	2,000	(67)
						$1,868
Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average month-end notional amount of credit default swaps while held was $69,300,000.
Centrally cleared credit default swaps on credit indices — buy protection
Referenced index	Clearinghouse	Pay fixed rate	Expiration date	Notional (000)	Unrealized appreciation at 9/30/2015 (000)
CDX North American High Yield Index Series 24	Intercontinental Exchange, Inc.	5.00%	6/20/2020	$69,300	$2,643
American Funds Insurance Series — Bond Fund — Page 110 of 176

unaudited
[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $38,736,000, which represented .39% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,059,257,000, which represented 10.66% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $17,346,000, which represented .17% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" was $9,277,000, which represented .09% of the net assets of the fund.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Purchased on a TBA basis.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appears below.
[12]	Security did not produce income during the last 12 months.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021	4/7/2015	$7,973	$7,975.08%

Key to abbreviations and symbols
Auth. = Authority
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of credit
Ref. = Refunding
Rev. = Revenue
TBA = To be announced
DKr = Danish kroner
€ = Euros
£ = British pounds
IDR = Indonesian rupiah
INR = Indian rupees
JPY/¥ = Japanese yen
MXN = Mexican pesos
American Funds Insurance Series — Bond Fund — Page 111 of 176

Global Bond Fund
Investment portfolio
September 30, 2015
unaudited
Bonds, notes & other debt instruments 97.54% Euros 12.45%	Principal amount (000)	Value (000)
Allianz SE, 4.75% (undated)	€3,000	$3,480
Assicurazioni Generali SPA 7.75% 2042	1,100	1,447
Assicurazioni Generali SPA 10.125% 2042	1,300	1,883
Aviva PLC 6.125% 2043	3,000	3,845
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024	4,900	5,559
Barclays Bank PLC 4.00% 2019[1]	1,450	1,861
Barclays Bank PLC 6.00% 2021	2,575	3,403
Barclays Bank PLC 6.625% 2022	1,070	1,466
BNP Paribas 2.875% 2026[2]	4,975	5,588
BPCE SA group 4.625% 2023	1,200	1,498
CaixaBank, SA 5.00% 2023	7,700	8,868
Canadian Government 3.50% 2020	2,500	3,206
Daimler AG, Series 6, 4.125% 2017	300	351
Deutsche Telekom International Finance BV 7.50% 2033	200	367
French Government O.A.T. Eurobond 1.75% 2024	9,650	11,682
German Government 0.10% 2023[3]	1,394	1,632
German Government 0.50% 2025	11,400	12,705
German Government 6.25% 2030	1,800	3,465
German Government, Series 8, 4.75% 2040	200	391
German Government 2.50% 2044	4,500	6,492
HSBC Holdings PLC 3.375% 2024	300	350
Hungarian Government 5.75% 2018	5,785	7,289
Hungarian Government 6.00% 2019	6,235	8,063
Hungarian Government 3.875% 2020	1,000	1,241
Imperial Tobacco Finance PLC 8.375% 2016	200	230
Imperial Tobacco Finance PLC 5.00% 2019	2,850	3,691
Intesa Sanpaolo SpA 6.625% 2023	3,585	4,752
Irish Government 4.50% 2020	8,215	10,946
Irish Government 5.00% 2020	2,340	3,224
Irish Government 3.90% 2023	13,150	17,921
Irish Government 3.40% 2024	6,110	8,121
Irish Government 2.40% 2030	8,275	10,032
Irish Government 2.00% 2045	2,000	2,136
Italian Government 2.15% 2021	4,860	5,756
Italian Government 4.75% 2023	2,900	4,025
Italian Government 4.50% 2024	2,500	3,430
Italian Government 3.50% 2030	8,440	10,942
Lloyds Banking Group PLC 6.50% 2020	3,890	5,183
Merrill Lynch & Co., Inc. 4.625% 2018	4,875	5,994
Netherlands Government Eurobond 2.25% 2022	4,300	5,424
Netherlands Government Eurobond 2.00% 2024	6,275	7,839
NN Group NV, 4.625% 2044	2,335	2,601
NN Group NV, 4.50% (undated)	3,720	3,896
Orange SA 4.25% (undated)	1,300	1,469
Orange SA 5.00% (undated)	1,450	1,598
Rabobank Nederland 3.875% 2023	3,250	3,949
American Funds Insurance Series — Global Bond Fund — Page 112 of 176

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Bonds, notes & other debt instruments Euros (continued)	Principal amount (000)	Value (000)
Spanish Government 5.85% 2022	€8,660	$12,377
Spanish Government 5.40% 2023	9,625	13,654
Spanish Government 5.15% 2028	3,800	5,614
Spanish Government 5.15% 2044	26,750	42,289
Svenska Handelsbanken AB 2.656% 2024	2,170	2,493
		295,718
Japanese yen 6.40%
Japanese Government, Series 336, 0.10% 2016	¥200,000	1,668
Japanese Government, Series 319, 1.10% 2021	260,000	2,303
Japanese Government, Series 315, 1.20% 2021	120,000	1,065
Japanese Government, Series 326, 0.70% 2022	2,350,000	20,392
Japanese Government, Series 325, 0.80% 2022	1,670,000	14,587
Japanese Government, Series 327, 0.80% 2022	1,645,000	14,374
Japanese Government, Series 323, 0.90% 2022	615,000	5,404
Japanese Government, Series 329, 0.80% 2023	540,000	4,719
Japanese Government, Series 19, 0.10% 2024[3]	2,675,000	23,710
Japanese Government, Series 18, 0.10% 2024[3]	2,297,580	20,259
Japanese Government, Series 116, 2.20% 2030	1,735,000	17,497
Japanese Government, Series 145, 1.70% 2033	1,260,000	11,789
Japanese Government, Series 150, 1.40% 2034	480,000	4,246
Japanese Government, Series 21, 2.30% 2035	720,000	7,249
Japanese Government, Series 37, 1.90% 2042	113,000	1,062
Japanese Government, Series 42, 1.70% 2044	180,000	1,619
		151,943
British pounds 4.48%
Aviva PLC, subordinated 6.875% 2058	£470	777
AXA SA, junior subordinated 5.453% (undated)	300	455
Barclays Bank PLC 10.00% 2021	750	1,456
Electricité de France SA 6.00% 2114	400	734
France Télécom 5.375% 2050	300	528
Lloyds Banking Group PLC 7.625% 2025	655	1,255
RSA Insurance Group PLC 9.375% 2039	1,669	2,960
United Kingdom 1.00% 2017	3,160	4,820
United Kingdom 1.75% 2019	3,000	4,664
United Kingdom 2.00% 2020	2,550	4,002
United Kingdom 3.75% 2020	2,500	4,268
United Kingdom 1.75% 2022	9,250	14,254
United Kingdom 2.25% 2023	15,045	23,918
United Kingdom 2.75% 2024	3,800	6,265
United Kingdom 2.00% 2025	9,300	14,361
United Kingdom 4.25% 2040	850	1,721
United Kingdom 3.25% 2044	11,345	19,867
		106,305
Polish zloty 4.31%
Polish Government, Series 1017, 5.25% 2017	PLN195,647	55,107
Polish Government, Series 1020, 5.25% 2020	29,800	8,908
Polish Government, Series 1021, 5.75% 2021	31,280	9,708
Polish Government, Series 0922, 5.75% 2022	46,600	14,673
Polish Government, Series 102, 4.00% 2023	27,140	7,787
Polish Government, Series 0725, 3.25% 2025	22,500	6,134
		102,317
American Funds Insurance Series — Global Bond Fund — Page 113 of 176

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Bonds, notes & other debt instruments Danish kroner 4.01%	Principal amount (000)	Value (000)
Nordea Kredit 2.00% 2037[1]	DKr84,349	$12,142
Nykredit Realkredit AS, Series 01E, 2.00% 2037[1]	270,345	38,920
Nykredit Realkredit AS, Series 01E, 2.50% 2037[1]	93,400	13,820
Nykredit Realkredit AS, Series 01E, 2.50% 2047[1]	19,079	2,739
Realkredit Danmark AS, Series 22S, 2.00% 2037[1]	171,514	24,620
Realkredit Danmark AS, Series 22S, 2.50% 2037[1]	20,200	2,992
		95,233
Mexican pesos 3.93%
United Mexican States Government 4.00% 2019[3]	MXN37,184	2,382
United Mexican States Government 2.00% 2022[3]	82,336	4,693
United Mexican States Government 4.50% 2025[3]	207,167	13,885
United Mexican States Government 4.00% 2040[3]	37,184	2,331
United Mexican States Government, Series M, 6.25% 2016	65,500	3,953
United Mexican States Government, Series M10, 7.25% 2016	56,000	3,454
United Mexican States Government, Series M, 5.00% 2017	120,000	7,231
United Mexican States Government, Series M10, 7.75% 2017	45,000	2,869
United Mexican States Government, Series M, 8.00% 2020	92,500	6,131
United Mexican States Government, Series M, 6.50% 2021	392,300	24,416
United Mexican States Government, Series M20, 10.00% 2024	209,500	15,818
United Mexican States Government, Series M30, 10.00% 2036	35,000	2,822
United Mexican States Government, Series M30, 8.50% 2038	27,000	1,902
United Mexican States Government, Series M, 7.75% 2042	23,000	1,503
		93,390
Hungarian forints 3.45%
Hungarian Government, Series 19/A, 6.50% 2019	HUF4,748,830	19,610
Hungarian Government, Series 20B, 3.50% 2020	1,749,200	6,575
Hungarian Government, Series 20A, 7.50% 2020	10,519,340	46,559
Hungarian Government, Series 22A, 7.00% 2022	943,820	4,157
Hungarian Government, Series 23A, 6.00% 2023	928,200	3,972
Hungarian Government, Series 25B, 5.50% 2025	285,000	1,200
		82,073
Indian rupees 2.41%
India (Republic of) 7.28% 2019	INR836,000	12,683
India (Republic of) 8.83% 2023	1,284,200	20,648
India (Republic of) 8.60% 2028	1,125,800	18,015
India (Republic of) 9.20% 2030	355,600	5,996
		57,342
Colombian pesos 0.91%
Colombia (Republic of), Series B, 10.00% 2024	COP17,317,100	6,287
Colombia (Republic of) 7.50% 2026	33,300,000	10,095
Colombia (Republic of), Series B, 6.00% 2028	19,749,500	5,205
		21,587
South African rand 0.52%
South Africa (Republic of), Series R-208, 6.75% 2021	ZAR59,000	4,011
South Africa (Republic of), Series R-2023, 7.75% 2023	35,000	2,451
South Africa (Republic of), Series R-214, 6.50% 2041	110,850	6,004
		12,466
American Funds Insurance Series — Global Bond Fund — Page 114 of 176

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Bonds, notes & other debt instruments Turkish lira 0.46%	Principal amount (000)	Value (000)
Turkey (Republic of) 9.40% 2020	TRY25,975	$8,092
Turkey (Republic of) 9.00% 2024	9,700	2,871
		10,963
Norwegian kroner 0.43%
Norwegian Government 4.25% 2017	NKr2,950	367
Norwegian Government 3.75% 2021	72,875	9,861
		10,228
Malaysian ringgits 0.40%
Malaysian Government, Series 0310, 4.498% 2030	MYR42,250	9,475
Swedish kronor 0.37%
Swedish Government, Series 105, 3.50% 2022	SKr45,290	6,548
Swedish Government, Series 1057, 1.50% 2023	18,000	2,316
		8,864
Australian dollars 0.22%
Queensland Treasury Corp., Series 17, 6.00% 2017	A$500	378
Queensland Treasury Corp., Series 24, 5.75% 2024	5,800	4,908
		5,286
Indonesian rupiah 0.22%
Indonesia (Republic of) 7.875% 2019	IDR55,600,000	3,614
Indonesia (Republic of) 8.375% 2034	26,700,000	1,587
		5,201
Canadian dollars 0.02%
Rogers Communications Inc. 5.80% 2016	C$625	482
U.S. dollars 52.55%
AbbVie Inc. 1.75% 2017	$200	201
AbbVie Inc. 1.80% 2018	600	599
AbbVie Inc. 2.50% 2020	3,155	3,141
AbbVie Inc. 2.90% 2022	1,170	1,146
AbbVie Inc. 3.20% 2022	200	199
AbbVie Inc. 3.60% 2025	3,395	3,360
AbbVie Inc. 4.50% 2035	2,100	2,003
AbbVie Inc. 4.40% 2042	155	142
AbbVie Inc. 4.70% 2045	805	785
ACE INA Holdings Inc. 2.60% 2015	365	366
Actavis Funding SCS 2.35% 2018	2,250	2,260
Actavis Funding SCS 3.00% 2020	2,820	2,830
Actavis Funding SCS 3.45% 2022	850	840
Actavis Funding SCS 3.80% 2025	3,260	3,160
Actavis Funding SCS 4.55% 2035	2,570	2,373
Actavis Funding SCS 4.75% 2045	910	830
ADT Corp. 4.125% 2019	1,400	1,414
Alcatel-Lucent USA Inc. 6.75% 2020[4]	578	609
Alcatel-Lucent USA Inc. 8.875% 2020[4]	900	964
Alexandria Real Estate Equities, Inc. 2.75% 2020	180	180
Alpha Natural Resources, Inc. 7.50% 2020[4,5]	1,225	89
Alpha Natural Resources, Inc. 7.50% 2020[4,5]	520	38
American Funds Insurance Series — Global Bond Fund — Page 115 of 176

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Altria Group, Inc. 2.625% 2020	$1,800	$1,821
Altria Group, Inc. 9.95% 2038	750	1,203
Altria Group, Inc. 4.50% 2043	1,250	1,199
Altria Group, Inc. 5.375% 2044	500	546
American Campus Communities, Inc. 3.75% 2023	1,740	1,723
American Campus Communities, Inc. 4.125% 2024	885	892
American Electric Power Co. 1.65% 2017	815	813
American Energy (Marcellus), Term Loan B, 5.25% 2020[1,2,6]	800	457
American Energy (Marcellus), Term Loan A, 8.50% 2021[1,2,6]	625	82
American Energy (Permian Basin) 7.125% 2020[4]	625	369
American Energy (Permian Basin) 7.375% 2021[4]	375	219
American Express Co. 1.55% 2018	1,875	1,866
American International Group, Inc. 2.30% 2019	800	807
American International Group, Inc. 4.50% 2044	460	454
Amgen Inc. 2.125% 2020	550	543
Amgen Inc. 2.70% 2022	235	230
Amgen Inc. 3.125% 2025	550	528
Amgen Inc. 4.40% 2045	550	507
ArcelorMittal 6.25% 2021	400	361
ArcelorMittal 6.125% 2025	175	142
ArcelorMittal 7.50% 2041	3,120	2,527
Argentina (Republic of) 7.00% 2015	4,200	4,179
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	1,450	1,174
AT&T Inc. 1.40% 2017	300	299
AT&T Inc. 2.45% 2020	1,365	1,348
AT&T Inc. 3.00% 2022	2,200	2,150
AT&T Inc. 3.40% 2025	2,729	2,611
AT&T Inc. 4.50% 2035	945	869
AT&T Inc. 4.75% 2046	895	824
Autoridad del Canal de Panama 4.95% 2035[1,4]	1,000	994
AvalonBay Communities, Inc. 3.625% 2020	2,900	3,038
AXA SA 8.60% 2030	220	300
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[1,2]	500	509
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[1,2]	834	836
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.733% 2049[1,2]	779	815
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.002% 2051[1,2]	955	1,019
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.424% 2051[1,2]	532	574
Bank of America Corp. 2.60% 2019	462	467
Bank of America Corp., Series L, 2.65% 2019	463	469
Bank of America Corp. 3.875% 2025	1,190	1,209
Barclays Bank PLC 3.65% 2025	1,100	1,052
Baxalta Inc. 4.00% 2025[4]	1,580	1,586
Baxalta Inc. 5.25% 2045[4]	220	218
Bayer AG 3.375% 2024[4]	840	846
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[1,2]	565	597
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[1,2]	690	745
Becton, Dickinson and Co. 1.80% 2017	875	879
Becton, Dickinson and Co. 2.675% 2019	710	719
Becton, Dickinson and Co. 3.734% 2024	660	673
Becton, Dickinson and Co. 4.685% 2044	945	950
Berkshire Hathaway Energy Co. 3.50% 2025	375	378
Berkshire Hathaway Inc. 2.00% 2018	2,000	2,036
Bermuda Government 5.603% 2020[4]	1,220	1,360
Bermuda Government 4.138% 2023[4]	300	300
Bermuda Government 4.854% 2024[4]	8,210	8,620
American Funds Insurance Series — Global Bond Fund — Page 116 of 176

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Biogen Inc. 2.90% 2020	$430	$434
Biogen Inc. 3.625% 2022	320	323
Biogen Inc. 4.05% 2025	245	248
Blue Cube Spinco Inc. (Olin Corp.) 9.75% 2023[4]	135	141
Blue Cube Spinco Inc. (Olin Corp.) 10.00% 2025[4]	110	115
Bonanza Creek Energy, Inc. 6.75% 2021	275	194
Bonanza Creek Energy, Inc. 5.75% 2023	325	213
BPCE SA group 5.70% 2023[4]	6,045	6,388
Brandywine Operating Partnership, LP 3.95% 2023	190	188
British American Tobacco International Finance PLC 9.50% 2018[4]	1,778	2,174
British American Tobacco International Finance PLC 2.75% 2020[4]	530	541
British American Tobacco International Finance PLC 3.50% 2022[4]	385	396
British American Tobacco International Finance PLC 3.95% 2025[4]	530	553
Builders Firstsource 7.625% 2021[4]	1,300	1,358
Burlington Northern Santa Fe LLC 3.40% 2024	1,050	1,054
Canadian Natural Resources Ltd. 5.70% 2017	100	106
CEMEX Finance LLC 9.375% 2022[4]	465	497
Centene Corp. 4.75% 2022	1,950	1,950
CenterPoint Energy Resources Corp. 4.50% 2021	580	622
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[1]	400	443
Cenveo, Inc. 6.00% 2019[4]	230	197
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	2,775	2,629
CEVA Group PLC 7.00% 2021[4]	1,175	1,046
CEVA Group PLC, LOC, 6.50% 2021[1,2,6]	325	292
CEVA Group PLC, Term Loan B, 6.50% 2021[1,2,6]	466	418
CEVA Group PLC, Term Loan, 6.50% 2021[1,2,6]	338	303
CEVA Group PLC, Term Loan, 6.50% 2021[1,2,6]	58	52
CEZ, a s 4.25% 2022[4]	1,340	1,417
Chemours Co. 6.625% 2023[4]	875	591
Chemours Co. 7.00% 2025[4]	530	350
Chesapeake Energy Corp. 4.875% 2022	1,100	723
CIT Group Inc. 3.875% 2019	2,600	2,592
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A-1, 1.199% 2047[1]	398	397
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[1]	1,499	1,540
Citigroup Inc. 1.70% 2018	1,750	1,742
Citigroup Inc. 2.15% 2018	2,250	2,263
Citigroup Inc. 2.50% 2018	200	203
Citigroup Inc. 2.55% 2019	3,100	3,131
Citigroup Inc. 2.40% 2020	3,855	3,841
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[1]	983	1,007
Cliffs Natural Resources Inc. 8.25% 2020[4]	575	509
CMS Energy Corp. 8.75% 2019	258	318
CMS Energy Corp. 5.05% 2022	392	431
CMS Energy Corp. 3.875% 2024	100	103
CMS Energy Corp. 4.70% 2043	412	418
CMS Energy Corp. 4.875% 2044	709	740
CNA Financial Corp. 7.35% 2019	230	273
Columbia Pipeline Partners LP 2.45% 2018[4]	620	622
Columbia Pipeline Partners LP 3.30% 2020[4]	85	85
Columbia Pipeline Partners LP 4.50% 2025[4]	110	107
Columbia Pipeline Partners LP 5.80% 2045[4]	170	163
Comcast Corp. 3.375% 2025	695	702
Comcast Corp. 4.60% 2045	1,300	1,333
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[1]	992	1,028
Commercial Mortgage Trust, Series 2014-UBS2, Class A-1, 1.298% 2047[1]	1,190	1,187
American Funds Insurance Series — Global Bond Fund — Page 117 of 176

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 5.989% 2049[1,2]	$88	$93
Commonwealth Bank of Australia 0.75% 2016[1,4]	1,650	1,650
Communications Sales & Leasing, Inc. 6.00% 2023[4]	300	268
Communications Sales & Leasing, Inc. 8.25% 2023	300	258
Communications Sales & Leasing, Inc., Term Loan B, 5.00% 2022[1,2,6]	449	421
ConAgra Foods, Inc. 1.30% 2016	600	601
ConAgra Foods, Inc. 3.20% 2023	652	625
CONSOL Energy Inc. 5.875% 2022	1,600	1,084
Consumers Energy Co. 3.375% 2023	345	355
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[1]	24	26
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[1]	50	54
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[1]	84	95
ConvaTec Finance International SA 8.25% 2019[4,7]	1,300	1,282
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[1,4]	4,805	4,899
Corporate Risk Holdings LLC 9.50% 2019[4]	1,353	1,279
Corporate Risk Holdings LLC 13.50% 2020[4,7,8]	153	151
Credit Agricole SA 4.375% 2025[4]	1,100	1,064
Crescent Resources 10.25% 2017[4]	225	231
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[1]	1,362	1,392
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[1]	1,209	1,247
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[1,2]	1,000	1,055
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[1,2]	200	210
Cumulus Media Holdings Inc. 7.75% 2019	500	361
CVS Caremark Corp. 1.90% 2018	430	433
CVS Caremark Corp. 2.80% 2020	430	437
CVS Caremark Corp. 3.50% 2022	430	444
CVS Caremark Corp. 3.875% 2025	1,650	1,705
CVS Caremark Corp. 4.875% 2035	185	195
CVS Caremark Corp. 5.125% 2045	395	427
DAE Aviation Holdings, Inc. 10.00% 2023[4]	465	463
DaimlerChrysler North America Holding Corp. 2.40% 2017[4]	750	759
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	2,000	1,942
DaimlerChrysler North America Holding Corp. 2.875% 2021[4]	2,275	2,228
DaVita HealthCare Partners Inc. 5.00% 2025	755	727
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[1,4]	429	431
DCT Industrial Trust Inc. 4.50% 2023	110	114
DDR Corp. 3.625% 2025	380	363
Denbury Resources Inc. 4.625% 2023	1,175	640
Deutsche Telekom International Finance BV 3.125% 2016[4]	560	566
Deutsche Telekom International Finance BV 9.25% 2032	2,980	4,464
Developers Diversified Realty Corp. 7.50% 2017	750	812
Developers Diversified Realty Corp. 4.75% 2018	940	995
Devon Energy Corp. 3.25% 2022	170	163
Diamond Offshore Drilling, Inc. 4.875% 2043	550	362
Digicel Group Ltd. 8.25% 2020[4]	2,500	2,325
Digicel Group Ltd. 6.00% 2021[4]	1,100	1,004
Digicel Group Ltd. 7.125% 2022[4]	675	586
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.557% 2020[1,2]	4,185	4,173
DISH DBS Corp. 5.125% 2020	2,225	2,069
DJO Finance LLC 10.75% 2020[4]	890	894
DJO Finco Inc. 8.125% 2021[4]	1,175	1,149
Dominion Gas Holdings LLC 2.50% 2019	1,740	1,761
Dominion Gas Holdings LLC 3.60% 2024	595	593
Dominion Gas Holdings LLC 4.60% 2044	1,000	955
Dynegy Finance Inc. 7.375% 2022	415	420
American Funds Insurance Series — Global Bond Fund — Page 118 of 176

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Dynegy Finance Inc. 7.625% 2024	$760	$771
Electricité de France SA 6.95% 2039[4]	625	812
Electricité de France SA 4.875% 2044[4]	600	641
EMD Finance LLC 2.40% 2020[4]	1,300	1,302
EMD Finance LLC 2.95% 2022[4]	350	346
EMD Finance LLC 3.25% 2025[4]	2,450	2,379
Enbridge Energy Partners, LP, Series B, 6.50% 2018	820	892
Enbridge Energy Partners, LP 9.875% 2019	750	906
Enbridge Energy Partners, LP 5.20% 2020	1,535	1,647
Enbridge Inc. 4.00% 2023	600	564
Energy Transfer Partners, LP 5.875% 2024	625	566
Ensco PLC 5.75% 2044	680	472
Enterprise Products Operating LLC 4.85% 2044	490	439
EP Energy Corp. 9.375% 2020	450	389
EP Energy Corp. 6.375% 2023	350	261
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.05% 2031[1,2,4]	1,813	1,797
ERP Operating LP 4.625% 2021	225	246
Essex Portfolio L.P. 3.50% 2025	2,115	2,059
Euramax International, Inc. 12.00% 2020[4]	1,075	1,048
Exelon Corp. 3.95% 2025	695	703
Exelon Corp. 5.10% 2045	975	1,000
Express Scripts Inc. 3.125% 2016	2,600	2,630
Fannie Mae 3.50% 2025[1]	599	634
Fannie Mae 3.50% 2025[1]	382	404
Fannie Mae 4.00% 2041[1]	876	937
Fannie Mae 3.50% 2042[1]	1,080	1,134
Fannie Mae 3.50% 2042[1]	570	596
Fannie Mae 3.50% 2042[1]	369	387
Fannie Mae 3.50% 2043[1]	1,029	1,086
Fannie Mae 3.50% 2043[1]	595	627
Fannie Mae 3.50% 2045[1,9]	9,325	9,732
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[1]	2,000	2,005
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[1]	1,747	1,781
First Data Corp. 11.75% 2021	1,300	1,446
First Data Corp. 12.625% 2021	1,073	1,222
First Data Corp. 5.375% 2023[4]	900	893
First Quantum Minerals Ltd. 6.75% 2020[4]	2,806	1,894
First Quantum Minerals Ltd. 7.00% 2021[4]	3,156	2,059
FMG Resources 9.75% 2022[4]	3,900	3,642
Ford Motor Credit Co. 2.375% 2019	3,550	3,525
Ford Motor Credit Co. 2.597% 2019	2,020	2,001
France Télécom 9.00% 2031	479	681
Freddie Mac 2.50% 2016	625	634
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[1]	1,535	1,551
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[1]	1,840	1,861
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[1]	24	22
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[1]	99	89
Freescale Semiconductor, Inc. 6.00% 2022[4]	1,400	1,466
Frontier Communications Corp. 8.125% 2018	1,350	1,389
Frontier Communications Corp. 10.50% 2022[4]	525	512
Frontier Communications Corp. 11.00% 2025[4]	1,925	1,867
Gannett Co., Inc. 4.875% 2021[4]	195	192
General Electric Co. 2.70% 2022	80	80
Genesis Energy, LP 6.75% 2022	375	354
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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Georgia Gulf Corp. 4.625% 2021	$725	$616
Gilead Sciences, Inc. 3.05% 2016	160	164
Gilead Sciences, Inc. 1.85% 2018	600	604
Gilead Sciences, Inc. 2.55% 2020	601	605
Gilead Sciences, Inc. 3.25% 2022	210	212
Gilead Sciences, Inc. 3.50% 2025	3,345	3,374
Gilead Sciences, Inc. 3.65% 2026	690	693
Gilead Sciences, Inc. 4.50% 2045	390	377
Goldman Sachs Group, Inc. 2.55% 2019	1,530	1,542
Goldman Sachs Group, Inc. 3.85% 2024	1,950	1,991
Goldman Sachs Group, Inc. 3.50% 2025	9,170	9,043
Goldman Sachs Group, Inc. 4.80% 2044	310	315
Government National Mortgage Assn. 2.50% 2028[1]	1,542	1,586
Government National Mortgage Assn. 4.00% 2044[1]	16,300	17,387
Government National Mortgage Assn. 3.50% 2045[1]	62,572	65,706
Government National Mortgage Assn. 3.00% 2027[1]	222	232
Government National Mortgage Assn. 2.50% 2028[1]	192	197
Government National Mortgage Assn. 2.50% 2028[1]	134	138
Government National Mortgage Assn. 2.50% 2028[1]	133	137
Government National Mortgage Assn. 2.50% 2028[1]	116	119
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 6.014% 2038[1,2]	1,158	1,171
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.014% 2038[1,2]	837	847
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[1]	1,362	1,422
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[1]	3,806	3,954
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[1]	1,838	1,963
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[1,2]	1,510	1,597
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.988% 2045[1,2]	298	317
Hardwoods Acquisition Inc 7.50% 2021[4]	750	705
Harris Corp. 1.999% 2018	700	696
Harris Corp. 2.70% 2020	155	154
Harris Corp. 3.832% 2025	105	103
Harris Corp. 4.854% 2035	575	558
Harris Corp. 5.054% 2045	640	620
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.057% 2015[1,2,5,6,8]	5	5
HBOS PLC 6.75% 2018[4]	375	414
HCA Inc. 3.75% 2019	550	550
HD Supply, Inc. 7.50% 2020	1,450	1,515
HD Supply, Inc. 5.25% 2021[4]	1,100	1,110
HDTFS Inc. 5.875% 2020	525	525
HealthSouth Corp. 5.75% 2024[4]	200	198
HealthSouth Corp. 5.75% 2025[4]	180	175
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,8,10]	3,873	3,874
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[1,4]	4,765	4,787
Holcim Ltd. 5.15% 2023[4]	1,290	1,415
Hospitality Properties Trust 6.70% 2018	680	730
HSBC Bank PLC 1.50% 2018[4]	200	199
HSBC Holdings PLC 4.00% 2022	480	505
HSBC Holdings PLC 4.25% 2025	4,000	3,951
Humana Inc. 3.85% 2024	1,000	1,008
Humana Inc. 4.95% 2044	1,000	1,020
Hungarian Government 4.125% 2018	4,782	4,992
Hungarian Government 4.00% 2019	6,600	6,861
Hungarian Government 6.25% 2020	810	912
Hungarian Government 5.375% 2023	460	502
Hungarian Government 5.375% 2024	2,000	2,175
American Funds Insurance Series — Global Bond Fund — Page 120 of 176

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Hungarian Government 7.625% 2041	$4,474	$5,956
Husky Energy Inc. 7.25% 2019	250	286
Hyundai Capital Services Inc. 2.625% 2020[4]	500	501
Icahn Enterprises Finance Corp. 3.50% 2017	1,900	1,911
iHeartCommunications, Inc. 10.625% 2023	575	487
Imperial Tobacco Finance PLC 3.50% 2023[4]	2,000	1,957
Indonesia (Republic of) 5.875% 2020[4]	525	574
Indonesia (Republic of) 3.75% 2022	4,150	3,963
Indonesia (Republic of) 4.125% 2025	1,750	1,643
Indonesia (Republic of) 4.125% 2025[4]	1,500	1,408
Infor Inc. 5.75% 2020[4]	175	174
Intelsat Jackson Holding Co. 7.25% 2019	875	824
Intelsat Jackson Holding Co. 7.25% 2020	925	852
Intelsat Jackson Holding Co. 6.625% 2022	2,825	2,218
International Paper Co. 7.30% 2039	600	737
Intesa Sanpaolo SpA 5.017% 2024[4]	1,830	1,810
inVentiv Health Inc. 9.00% 2018[4]	4,255	4,401
inVentiv Health Inc. 10.00% 2018	450	442
inVentiv Health Inc. 10.00% 2018	100	95
inVentiv Health Inc. 12.00% 2018[4,7]	477	468
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-1-A, 5.811% 2043[1,2]	141	144
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[1,2]	253	256
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[1]	463	475
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.10% 2045[1,2]	888	902
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[1,2]	1,496	1,555
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[1]	1,512	1,580
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.883% 2049[1,2]	2,005	2,120
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.883% 2049[1,2]	1,988	2,087
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[1]	1,484	1,571
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[1,2]	552	591
JMC Steel Group Inc. 8.25% 2018[4]	2,270	1,555
JPMorgan Chase & Co. 1.625% 2018	1,875	1,864
JPMorgan Chase & Co. 2.25% 2020	1,545	1,533
JPMorgan Chase & Co. 3.25% 2022	1,000	1,003
JPMorgan Chase & Co. 3.125% 2025	655	633
JPMorgan Chase & Co. 3.90% 2025	488	500
Kimco Realty Corp. 5.70% 2017	500	532
Kimco Realty Corp. 6.875% 2019	1,250	1,463
Kinder Morgan Energy Partners, LP 3.50% 2021	175	168
Kinder Morgan Energy Partners, LP 3.45% 2023	2,250	2,000
Kinder Morgan Energy Partners, LP 3.50% 2023	1,600	1,418
Kinder Morgan Energy Partners, LP 4.15% 2024	3,075	2,795
Kinder Morgan Energy Partners, LP 5.50% 2044	4,225	3,512
Kinder Morgan, Inc. 4.30% 2025	2,460	2,215
Kinder Morgan, Inc. 5.55% 2045	1,850	1,542
Kindred Healthcare, Inc. 8.00% 2020[4]	275	292
Kinetic Concepts, Inc. 10.50% 2018	2,780	2,917
Kinetic Concepts, Inc. 12.50% 2019	2,350	2,500
KLX Inc. 5.875% 2022[4]	605	592
Kraft Foods Inc. 2.25% 2017	455	460
Laboratory Corporation of America Holdings 3.60% 2025	875	849
Latvia (Republic of) 2.75% 2020	900	917
Latvia (Republic of) 5.25% 2021	375	428
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.051% 2044[1,2]	78	83
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[1]	814	849
American Funds Insurance Series — Global Bond Fund — Page 121 of 176

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.369% 2045[1,2]	$615	$670
LightSquared, Term Loan, 9.00% 2015[1,2,6,7,8]	1,360	1,380
LightSquared, Term Loan, 9.00% 2015[1,2,6,7,8]	514	514
Lima Metro Line Finance Ltd. 5.875% 2034[1,4]	2,000	1,945
Lithuania (Republic of) 7.375% 2020	2,475	2,976
Lithuania (Republic of) 6.125% 2021[4]	450	526
Lithuania (Republic of) 6.625% 2022[4]	200	242
Mallinckrodt PLC 4.875% 2020[4]	435	417
Marks and Spencer Group PLC 6.25% 2017[4]	950	1,034
McClatchy Co. 9.00% 2022	1,625	1,469
McKesson Corp. 3.25% 2016	180	182
McKesson Corp. 2.284% 2019	1,065	1,068
McKesson Corp. 3.796% 2024	350	360
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	1,500	1,425
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	2,000	1,997
Medtronic, Inc. 2.50% 2020	1,455	1,476
Medtronic, Inc. 3.50% 2025	7,260	7,420
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.032% 2050[1,2]	630	658
MetroPCS Wireless, Inc. 6.25% 2021	2,225	2,223
MetroPCS Wireless, Inc. 6.625% 2023	775	769
MidAmerican Energy Co. 4.40% 2044	240	252
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.073% 2049[1,2]	260	276
Morgan Stanley 2.125% 2018	775	780
Morgan Stanley 2.80% 2020	3,600	3,628
Morgan Stanley 4.00% 2025	900	921
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[1]	760	787
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[1]	200	208
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.114% 2049[1,2]	59	63
Morocco Government 5.50% 2042	3,100	3,092
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	550	688
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	150	139
Navios Maritime Holdings Inc. 7.375% 2022[4]	3,750	3,033
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	175	130
Needle Merger Sub Corp. 8.125% 2019[4]	1,500	1,395
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	1,325	1,371
NGL Energy Partners LP 6.875% 2021	350	331
NGPL PipeCo LLC 7.119% 2017[4]	750	716
NGPL PipeCo LLC 9.625% 2019[4]	2,100	2,005
Niagara Mohawk Power Corp. 3.508% 2024[4]	180	183
Niagara Mohawk Power Corp. 4.278% 2034[4]	300	303
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	950	949
Noble Corp PLC 5.95% 2025	400	314
Noble Corp PLC 6.95% 2045	650	451
Nortek Inc. 8.50% 2021	1,895	1,999
Numericable Group SA 4.875% 2019[4]	4,175	4,050
Oasis Petroleum Inc. 6.875% 2022	775	612
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,4]	1,178	322
Oracle Corp. 3.40% 2024	615	625
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[1,2,6]	887	876
Owens-Illinois, Inc. 6.375% 2025[4]	565	572
Pacific Gas and Electric Co. 3.25% 2023	580	585
Pacific Gas and Electric Co. 3.85% 2023	300	314
Pacific Gas and Electric Co. 3.75% 2042	630	574
PacifiCorp. 3.35% 2025	1,015	1,032
PDC Energy Inc. 7.75% 2022	900	895
American Funds Insurance Series — Global Bond Fund — Page 122 of 176

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Peabody Energy Corp. 6.00% 2018	$6,640	$1,760
Pernod Ricard SA 4.45% 2022[4]	1,885	1,983
Peru (Republic of) 4.125% 2027	1,455	1,440
Peru (Republic of) 5.625% 2050	280	291
PETCO Animal Supplies, Inc. 9.25% 2018[4]	475	483
Petrobras Global Finance Co. 6.85% 2115	2,000	1,270
Petrobras International Finance Co. 5.75% 2020	200	151
Petróleos Mexicanos 3.50% 2018	3,135	3,177
Petróleos Mexicanos 8.00% 2019	545	617
Petróleos Mexicanos 4.875% 2022	3,420	3,407
Pfizer Inc. 7.20% 2039	120	165
PG&E Corp. 2.40% 2019	555	559
Philip Morris International Inc. 4.25% 2044	2,225	2,156
Phillips 66 Partners LP 4.68% 2045	110	91
Ply Gem Industries, Inc. 6.50% 2022	1,425	1,373
Ply Gem Industries, Inc. 6.50% 2022	950	898
PNC Bank 2.40% 2019	1,975	1,994
PNC Bank 2.30% 2020	865	860
PNC Bank 2.60% 2020	275	279
PNC Financial Services Group, Inc. 3.90% 2024	910	922
PNC Funding Corp. 3.30% 2022	1,000	1,031
PRA Holdings, Inc. 9.50% 2023[4]	609	674
Progress Energy, Inc. 7.05% 2019	910	1,054
Progress Energy, Inc. 7.75% 2031	550	746
Prologis, Inc. 3.35% 2021	200	203
Prologis, Inc. 4.25% 2023	2,575	2,673
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,520	1,668
Puget Sound Energy, Inc., First Lien, 6.50% 2020	335	391
Puget Sound Energy, Inc., First Lien, 6.00% 2021	1,023	1,182
Puget Sound Energy, Inc., First Lien, 5.625% 2022	480	540
QGOG Constellation SA 6.25% 2019[4]	2,150	957
Quintiles Transnational Corp. 4.875% 2023[4]	240	238
R.R. Donnelley & Sons Co. 7.625% 2020	225	234
R.R. Donnelley & Sons Co. 7.875% 2021	1,050	1,096
R.R. Donnelley & Sons Co. 6.50% 2023	1,100	1,038
Rabobank Nederland 4.625% 2023	2,795	2,894
Rabobank Nederland 4.375% 2025	625	627
Rayonier Advanced Materials Inc. 5.50% 2024[4]	30	23
RCI Banque 3.50% 2018[4]	1,500	1,549
Realogy Corp. 5.25% 2021[4]	350	354
Realogy Corp., LOC, 4.40% 2016[1,2,6]	10	10
Regions Financial Corp. 2.00% 2018	1,175	1,175
Reynolds American Inc. 2.30% 2018	230	233
Reynolds American Inc. 3.25% 2020	640	659
Reynolds American Inc. 4.00% 2022	905	947
Reynolds American Inc. 4.45% 2025	4,325	4,536
Reynolds American Inc. 5.70% 2035	105	114
Reynolds American Inc. 6.15% 2043	825	941
Reynolds American Inc. 5.85% 2045	645	720
Reynolds Group Inc. 5.75% 2020	3,640	3,685
Rice Energy Inc. 6.25% 2022	2,025	1,816
Rice Energy Inc. 7.25% 2023[4]	125	118
Roche Holdings, Inc. 2.25% 2019[4]	1,250	1,270
Roche Holdings, Inc. 2.875% 2021[4]	1,250	1,280
Roche Holdings, Inc. 3.35% 2024[4]	1,900	1,949
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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Ryerson Inc. 9.00% 2017	$225	$201
Ryerson Inc. 11.25% 2018	700	639
Sabine Pass Liquefaction, LLC 5.625% 2021	2,000	1,865
Sabine Pass Liquefaction, LLC 5.625% 2025[4]	300	265
Sable International Finance Ltd. 6.875% 2022[4]	375	380
SABMiller Holdings Inc. 3.75% 2022[4]	775	796
SABMiller Holdings Inc. 4.95% 2042[4]	1,230	1,255
SandRidge Energy, Inc. 7.50% 2023	900	199
Scentre Group 3.50% 2025[4]	600	593
Seven Generations Energy Ltd. 6.75% 2023[4]	743	643
Shell International Finance BV 3.25% 2025	480	476
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,494
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	1,800	1,570
Simon Property Group, LP 10.35% 2019	575	723
Skandinaviska Enskilda 2.45% 2020[4]	525	533
Slovenia (Republic of) 4.75% 2018[4]	1,010	1,077
Slovenia (Republic of) 4.375% 2022[4]	575	643
Slovenia (Republic of) 5.50% 2022	10,840	12,214
Slovenia (Republic of) 5.50% 2022[4]	425	479
Slovenia (Republic of) 5.85% 2023	7,660	8,790
Slovenia (Republic of) 5.85% 2023[4]	1,575	1,807
Slovenia (Republic of) 5.25% 2024	1,010	1,115
SM Energy Co. 5.625% 2025	650	561
SoftBank Corp. 4.50% 2020[4]	725	704
Sotheby’s Holdings, Inc. 5.25% 2022[4]	375	349
Sprint Nextel Corp. 7.00% 2020	850	712
Sprint Nextel Corp. 7.25% 2021	575	472
Sprint Nextel Corp. 7.875% 2023	3,175	2,578
SRA International, Inc. 11.00% 2019	700	743
SRA International, Inc., Term Loan B, 6.50% 2018[1,2,6]	1,000	1,004
Stackpole Intl. 7.75% 2021[4]	925	1,011
Statoil ASA 3.70% 2024	1,950	2,008
Statoil ASA 4.25% 2041	1,000	990
Targa Resources Corp. 4.125% 2019[4]	525	474
Targa Resources Partners LP 6.75% 2024[4]	275	263
Teco Finance, Inc. 5.15% 2020	75	83
Teekay Corp. 8.50% 2020	1,375	1,354
Tenet Healthcare Corp. 6.75% 2023	340	338
Tenet Healthcare Corp., First Lien, 4.75% 2020	625	634
Tenet Healthcare Corp., First Lien, 4.50% 2021	3,125	3,090
Tennessee Valley Authority 5.88% 2036	500	657
Tennessee Valley Authority 5.25% 2039	1,750	2,188
Tesoro Logistics LP 5.50% 2019[4]	300	296
Thermo Fisher Scientific Inc. 2.40% 2019	390	392
Thermo Fisher Scientific Inc. 4.15% 2024	660	685
Thomson Reuters Corp. 1.65% 2017	1,005	1,005
Thomson Reuters Corp. 5.65% 2043	670	728
TI Automotive Ltd. 8.75% 2023[4]	270	240
T-Mobile US, Inc. 6.731% 2022	1,250	1,250
Total Capital International 1.55% 2017	290	292
Total Capital International 2.875% 2022	315	314
TRAC Intermodal 11.00% 2019	287	312
TransCanada PipeLines Ltd. 7.625% 2039	250	321
Transocean Inc. 3.00% 2017	115	104
Transocean Inc. 6.875% 2021	410	305
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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Turkey (Republic of) 4.557% 2018[4]	$775	$806
Turkey (Republic of) 6.25% 2022	1,880	2,014
Turkey (Republic of) 6.75% 2040	210	224
U.S. Treasury 5.125% 2016	1,350	1,391
U.S. Treasury 0.875% 2017	12,400	12,459
U.S. Treasury 0.625% 2018	4,350	4,329
U.S. Treasury 1.00% 2018	3,800	3,810
U.S. Treasury 1.25% 2018	10,500	10,590
U.S. Treasury 1.50% 2018	30,325	30,845
U.S. Treasury 3.50% 2018	7,200	7,664
U.S. Treasury 1.00% 2019	17,750	17,665
U.S. Treasury 1.50% 2019	13,950	14,161
U.S. Treasury 1.625% 2019	34,069	34,658
U.S. Treasury 1.625% 2019[11]	26,200	26,667
U.S. Treasury 1.625% 2019	18,550	18,895
U.S. Treasury 1.625% 2019	4,400	4,476
U.S. Treasury 1.75% 2019	12,050	12,308
U.S. Treasury 1.125% 2020	27,100	26,888
U.S. Treasury 1.25% 2020	25,850	25,828
U.S. Treasury 1.25% 2020	9,450	9,433
U.S. Treasury 1.375% 2020	30,575	30,637
U.S. Treasury 1.375% 2020	16,550	16,570
U.S. Treasury 1.50% 2020	7,000	7,063
U.S. Treasury 1.625% 2020	2,500	2,531
U.S. Treasury 1.625% 2020	540	547
U.S. Treasury 2.25% 2024	2,100	2,141
U.S. Treasury 2.50% 2024	9,450	9,850
U.S. Treasury 2.00% 2025	12,250	12,194
U.S. Treasury 2.125% 2025	3,525	3,549
U.S. Treasury 2.875% 2043	6,300	6,287
U.S. Treasury 3.00% 2044	4,600	4,703
U.S. Treasury 2.50% 2045	8,825	8,135
U.S. Treasury 2.875% 2045	18,250	18,261
U.S. Treasury 3.00% 2045	18,000	18,443
U.S. Treasury Inflation-Protected Security 0.125% 2020[3]	8,153	8,112
U.S. Treasury Inflation-Protected Security 0.125% 2023[3]	879	849
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	5,076	4,855
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	34,187	34,099
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	29,271	28,118
U.S. Treasury Inflation-Protected Security 0.375% 2025[3]	16,655	16,261
U.S. Treasury Inflation-Protected Security 2.375% 2025[3]	1,456	1,679
U.S. Treasury Inflation-Protected Security 0.75% 2042[3]	660	581
U.S. Treasury Inflation-Protected Security 0.649% 2043[3]	1,246	1,055
U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	5,980	6,097
U.S. Treasury Inflation-Protected Security 0.75% 2045[3]	679	592
UnitedHealth Group Inc. 1.90% 2018	590	596
UnitedHealth Group Inc. 2.70% 2020	520	532
UnitedHealth Group Inc. 3.35% 2022	395	408
UnitedHealth Group Inc. 3.75% 2025	485	502
UnitedHealth Group Inc. 4.625% 2035	230	243
UnitedHealth Group Inc. 4.75% 2045	390	413
State of California, Various Purpose G.O. Bonds, 7.60% 2040	5,310	7,812
State of California, Various Purpose G.O. Bonds, 7.625% 2040	285	411
Verizon Communications Inc. 4.272% 2036	3,869	3,514
Verizon Communications Inc. 4.522% 2048	5,184	4,577
American Funds Insurance Series — Global Bond Fund — Page 125 of 176

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Viacom Inc. 4.85% 2034	$250	$217
Viacom Inc. 5.85% 2043	575	536
Volkswagen Group of America Finance, LLC 2.45% 2019[4]	545	510
VPI Escrow Corp. 6.375% 2020[4]	1,860	1,854
VPI Escrow Corp. 7.50% 2021[4]	2,000	2,065
VRX Escrow Corp. 6.125% 2025[4]	955	917
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[1]	90	93
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.895% 2043[1,2]	1,475	1,503
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[1]	250	263
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[1,2]	380	400
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.901% 2049[1,2]	150	157
Walter Energy, Inc. 9.50% 2019[4,5]	2,150	769
WEA Finance LLC 1.75% 2017[4]	655	651
WEA Finance LLC 2.70% 2019[4]	1,500	1,494
WEA Finance LLC 3.25% 2020[4]	2,030	2,052
WEA Finance LLC 3.75% 2024[4]	535	528
WellPoint, Inc. 2.30% 2018	585	588
Wells Fargo & Co. 3.55% 2025	4,500	4,511
Western Gas Partners LP 4.00% 2022	1,500	1,454
Western Gas Partners LP 3.95% 2025	2,900	2,723
Williams Partners LP 4.125% 2020	375	382
Williams Partners LP 5.25% 2020	225	240
Williams Partners LP 4.50% 2023	760	714
Williams Partners LP 4.30% 2024	1,380	1,255
Wind Acquisition SA 4.75% 2020[4]	2,000	1,985
Wind Acquisition SA 7.375% 2021[4]	1,975	1,955
WM. Wrigley Jr. Co 3.375% 2020[4]	505	527
WPX Energy Inc. 7.50% 2020	375	345
Wynn Macau, Ltd. 5.25% 2021[4]	1,200	1,048
ZF Friedrichshafen AG 4.50% 2022[4]	235	223
ZF Friedrichshafen AG 4.75% 2025[4]	235	216
Zimmer Holdings, Inc. 3.15% 2022	790	783
Zimmer Holdings, Inc. 3.55% 2025	3,400	3,337
Zimmer Holdings, Inc. 4.25% 2035	575	540
		1,248,301
Total bonds, notes & other debt instruments (cost: $2,405,494,000)		2,317,174
Convertible stocks 0.01% U.S. dollars 0.01%	Shares
CEVA Group PLC, Series A-1, 3.321% convertible preferred[8,10]	329	271
CEVA Group PLC, Series A-2, 2.321% convertible preferred[8,10]	36	22
Total convertible stocks (cost: $386,000)		293
Common stocks 0.06% U.S. dollars 0.01%
CEVA Group PLC[4,8,12]	431	259
Atrium Corp.[4,8,12]	2	—
		259
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Common stocks Miscellaneous 0.05%	Shares	Value (000)
Other common stocks in initial period of acquisition		$1,129
Total common stocks (cost: $3,388,000)		1,388
Short-term securities 1.75%	Principal amount (000)
AstraZeneca PLC 0.13% due 11/12/2015[4]	$ 4,200	4,199
Federal Home Loan Bank 0.17%–0.19% due 11/13/2015–12/14/2015	4,500	4,500
Freddie Mac 0.21% due 1/4/2016	5,000	5,000
Thunder Bay Funding, LLC 0.40% due 12/17/2015[4]	28,000	27,980
Total short-term securities (cost: $41,671,000)		41,679
Total investment securities 99.36% (cost: $2,450,939,000)		2,360,534
Other assets less liabilities 0.64%		15,088
Net assets 100.00%		$2,375,622
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $502,991,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 9/30/2015 (000)
			Receive (000)	Deliver (000)
Purchases:
Euros	10/6/2015	UBS AG	€28,945	$31,757	$590
Euros	10/6/2015	JPMorgan Chase	€3,359	$3,913	(159)
Euros	10/16/2015	Bank of America, N.A.	€6,717	$7,600	(92)
Japanese yen	10/5/2015	HSBC Bank	¥718,570	$6,000	(10)
Japanese yen	10/5/2015	HSBC Bank	¥5,279,917	$44,135	(120)
Japanese yen	10/8/2015	UBS AG	¥1,420,795	$11,717	127
Japanese yen	10/8/2015	UBS AG	¥715,124	$5,950	12
Japanese yen	10/8/2015	HSBC Bank	¥1,765,000	$14,805	(91)
Japanese yen	10/14/2015	HSBC Bank	¥1,458,912	$12,110	53
Japanese yen	10/19/2015	Bank of New York Mellon	¥2,113,933	$17,575	50
Japanese yen	10/21/2015	Citibank	¥5,106,690	$42,597	(18)
Japanese yen	11/18/2015	UBS AG	¥1,008,354	$8,372	38
Japanese yen	11/18/2015	HSBC Bank	¥895,431	$7,433	36
					$416
Sales:
Australian dollars	10/15/2015	Citibank	$354	A$500	$3
Australian dollars	12/8/2015	Bank of America, N.A.	$4,679	A$6,700	(6)
British pounds	10/8/2015	HSBC Bank	$3,029	£1,925	117
British pounds	10/8/2015	HSBC Bank	$2,978	£1,950	28
British pounds	10/8/2015	HSBC Bank	$4,175	£2,750	15
British pounds	10/8/2015	HSBC Bank	C$3,917	£1,950	(15)
British pounds	10/14/2015	HSBC Bank	€4,803	£3,500	74
British pounds	10/16/2015	Bank of America, N.A.	€3,404	£2,500	23
British pounds	10/19/2015	UBS AG	$11,875	£7,700	228
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	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 9/30/2015 (000)
			Receive (000)	Deliver (000)
British pounds	10/19/2015	JPMorgan Chase	C$3,916	£1,925	$23
British pounds	10/21/2015	HSBC Bank	$12,373	£7,975	310
British pounds	10/22/2015	Citibank	$12,376	£7,975	314
British pounds	10/27/2015	HSBC Bank	€3,374	£2,500	(10)
British pounds	11/4/2015	JPMorgan Chase	¥689,670	£3,800	4
Colombian pesos	10/19/2015	JPMorgan Chase	$2,598	COP7,800,000	77
Euros	10/8/2015	HSBC Bank	$7,776	€7,000	(47)
Euros	10/23/2015	Bank of New York Mellon	$16,636	€14,950	(75)
Hungarian forints	10/19/2015	HSBC Bank	€3,200	HUF1,000,000	14
Indian rupees	10/23/2015	JPMorgan Chase	$7,632	INR504,200	(16)
Indian rupees	10/27/2015	UBS AG	$5,937	INR385,000	101
Malaysian ringgits	10/28/2015	UBS AG	$5,165	MYR22,600	34
Mexican pesos	10/23/2015	Citibank	$11,286	MXN190,800	22
Mexican pesos	10/27/2015	Bank of America, N.A.	$7,521	MXN130,200	(163)
Mexican pesos	10/27/2015	UBS AG	$15,553	MXN270,000	(381)
Norwegian kroner	10/21/2015	HSBC Bank	$6,758	NKr55,000	300
Polish zloty	10/23/2015	JPMorgan Chase	$10,592	PLN40,000	74
South African rand	10/15/2015	JPMorgan Chase	$2,610	ZAR35,000	91
South African rand	10/23/2015	UBS AG	$1,746	ZAR24,300	—
South African rand	10/26/2015	UBS AG	$3,936	ZAR54,000	57
Swedish kronor	10/15/2015	Citibank	$4,560	SKr38,340	(23)
Swedish kronor	10/19/2015	HSBC Bank	€2,889	SKr27,000	2
					$1,175
Forward currency contracts — net					$1,591
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $1,733,621,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 9/30/2015 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.802%	6/9/2020	$47,300	$1,006
Receive	LCH.Clearnet	3-month USD-LIBOR	1.793	6/26/2020	23,000	476
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8135	6/26/2020	10,900	236
Receive	LCH.Clearnet	3-month USD-LIBOR	1.572	9/16/2020	10,000	89
Pay	LCH.Clearnet	6-month JPY-LIBOR	0.5725	3/5/2025	¥2,850,000	(228)
						$1,579
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[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $196,343,000, which represented 8.26% of the net assets of the fund.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $5,814,000, which represented .24% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" was $6,763,000, which represented .28% of the net assets of the fund.
[9]	Purchased on a TBA basis.
[10]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[11]	A portion of this security was pledged as collateral. The total value of pledged collateral was $3,473,000, which represented .15% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021	4/7/2015	$3,873	$3,874.16%
CEVA Group PLC, Series A-1, 3.321% convertible preferred	5/2/2013	334	271.01
CEVA Group PLC, Series A-2, 2.321% convertible preferred	3/10/2010	52	22.00
Total private placement securities		4,259	4,167.17

Key to abbreviations
G.O. = General Obligation
LOC = Letter of Credit
TBA = To be announced
American Funds Insurance Series — Global Bond Fund — Page 129 of 176

High-Income Bond Fund
Investment portfolio
September 30, 2015
unaudited
Bonds, notes & other debt instruments 91.40% Corporate bonds & notes 88.88% Telecommunication services 15.88%	Principal amount (000)	Value (000)
Altice Financing SA 6.625% 2023[1]	$4,960	$4,774
Altice Finco SA 9.875% 2020[1]	850	912
Altice Finco SA 6.50% 2022[1]	1,000	968
Altice Finco SA 7.625% 2025[1]	250	234
Altice Finco SA, First Lien, 7.75% 2022[1]	1,400	1,277
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	1,250	1,403
Columbus International Inc. 7.375% 2021[1]	500	519
Digicel Group Ltd. 8.25% 2020[1]	17,300	16,089
Digicel Group Ltd. 6.00% 2021[1]	6,725	6,137
Digicel Group Ltd. 7.125% 2022[1]	3,250	2,819
Frontier Communications Corp. 8.125% 2018	6,925	7,124
Frontier Communications Corp. 8.50% 2020	3,000	2,925
Frontier Communications Corp. 8.875% 2020[1]	1,050	1,032
Frontier Communications Corp. 6.25% 2021	150	126
Frontier Communications Corp. 9.25% 2021	6,650	6,429
Frontier Communications Corp. 8.75% 2022	200	179
Frontier Communications Corp. 10.50% 2022[1]	4,475	4,363
Frontier Communications Corp. 11.00% 2025[1]	14,150	13,725
Intelsat Jackson Holding Co. 7.25% 2019	5,200	4,894
Intelsat Jackson Holding Co. 7.25% 2020	5,000	4,606
Intelsat Jackson Holding Co. 6.625% 2022	21,050	16,524
Intelsat Luxembourg Holding Co. 6.75% 2018	6,720	5,712
Level 3 Communications, Inc. 5.125% 2023[1]	12,250	11,729
LightSquared, Term Loan, 9.00% 2015[2,3,4,5,6]	11,171	11,269
LightSquared, Term Loan, 9.00% 2015[2,3,4,5,6]	4,223	4,223
MetroPCS Wireless, Inc. 6.25% 2021	15,630	15,614
MetroPCS Wireless, Inc. 6.625% 2023	7,900	7,841
Millicom International Cellular SA 6.625% 2021[1]	4,040	4,016
Neptune Finco Corp. (Altice NV) 10.125% 2023[1]	2,300	2,326
Neptune Finco Corp. (Altice NV) 10.875% 2025[1]	2,300	2,329
Numericable Group SA 4.875% 2019[1]	23,450	22,746
Numericable Group SA 6.00% 2022[1]	1,290	1,246
Sable International Finance Ltd. 6.875% 2022[1]	3,500	3,544
SoftBank Corp. 4.50% 2020[1]	5,000	4,854
Sprint Nextel Corp. 8.375% 2017	625	625
Sprint Nextel Corp. 7.00% 2020	26,100	21,859
Sprint Nextel Corp. 7.25% 2021	5,825	4,784
Sprint Nextel Corp. 11.50% 2021	4,950	4,913
Sprint Nextel Corp. 7.875% 2023	2,425	1,969
Sprint Corp. 7.625% 2025	1,950	1,515
Sprint Nextel Corp. 6.875% 2028	1,300	946
T-Mobile US, Inc. 6.542% 2020	5,654	5,760
T-Mobile US, Inc. 6.731% 2022	3,900	3,900
T-Mobile US, Inc. 6.375% 2025	2,500	2,394
Trilogy International Partners, LLC 10.25% 2016[1]	12,675	12,596
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Wind Acquisition SA 4.75% 2020[1]	$6,575	$6,526
Wind Acquisition SA 7.375% 2021[1]	20,100	19,899
Zayo Group Holdings, Inc. 6.375% 2025[1]	675	650
		282,844
Health care 14.60%
21st Century Oncology Holdings Inc. 11.00% 2023[1]	2,710	2,541
Acadia Healthcare Co., Inc. 5.625% 2023[1]	550	554
Alere Inc. 6.375% 2023[1]	660	671
AMAG Pharmaceuticals, Inc. 7.875% 2023[1]	350	337
Centene Corp. 4.75% 2022	8,665	8,665
Concordia Healthcare Corp. 7.00% 2023[1]	2,040	1,785
ConvaTec Finance International SA 8.25% 2019[1,3]	7,225	7,126
DaVita HealthCare Partners Inc. 5.00% 2025	4,265	4,105
DJO Finance LLC 10.75% 2020[1]	5,930	5,960
DJO Finco Inc. 8.125% 2021[1]	12,675	12,390
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[1]	1,585	1,573
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[1]	5,395	5,328
HCA Inc. 6.50% 2020	650	710
HCA Inc. 4.75% 2023	850	855
HCA Inc. 5.00% 2024	3,900	3,919
HealthSouth Corp. 5.75% 2024[1]	6,600	6,534
HealthSouth Corp. 5.75% 2025[1]	1,210	1,177
Hologic, Inc. 5.25% 2022[1]	975	987
inVentiv Health Inc, Term Loan B4, 7.75% 2018[2,4,5]	1,540	1,541
inVentiv Health Inc. 9.00% 2018[1]	7,245	7,494
inVentiv Health Inc. 10.00% 2018	8,597	8,167
inVentiv Health Inc. 10.00% 2018	4,495	4,416
inVentiv Health Inc. 12.00% 2018[1,3]	19,523	19,150
Jaguar Holding Co. 6.375% 2023[1]	350	341
Kindred Healthcare, Inc. 8.00% 2020[1]	3,700	3,931
Kindred Healthcare, Inc. 8.75% 2023[1]	1,000	1,087
Kinetic Concepts, Inc. 10.50% 2018	23,170	24,311
Kinetic Concepts, Inc. 12.50% 2019	14,035	14,930
Mallinckrodt PLC 4.875% 2020[1]	2,520	2,416
Mallinckrodt PLC 5.625% 2023[1]	1,450	1,325
Multiplan Inc., Term Loan B, 3.75% 2021[2,4,5]	670	663
Ortho-Clinical Diagnostics Inc. 6.625% 2022[1]	8,340	7,193
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[2,4,5]	8,853	8,752
Patheon Inc. 7.50% 2022[1]	600	608
Pharmaceutical Product Development LLC, Term Loan, 4.25% 2022[2,4,5]	574	570
PRA Holdings, Inc. 9.50% 2023[1]	2,686	2,975
Quintiles Transnational Corp. 4.875% 2023[1]	2,550	2,531
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,4,5,6]	3,038	3,023
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,4,5,6]	2,300	2,288
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,3,4,5,6]	5,238	5,212
Tenet Healthcare Corp. 4.375% 2021	1,000	980
Tenet Healthcare Corp. 6.75% 2023	5,950	5,920
Tenet Healthcare Corp., First Lien, 4.75% 2020	7,485	7,593
Tenet Healthcare Corp., First Lien, 6.00% 2020	6,405	6,773
Tenet Healthcare Corp., First Lien, 4.50% 2021	4,705	4,652
VPI Escrow Corp. 6.75% 2018[1]	12,680	12,926
VPI Escrow Corp. 6.375% 2020[1]	13,070	13,029
VPI Escrow Corp. 7.50% 2021[1]	500	516
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
VRX Escrow Corp. 5.375% 2020[1]	$5,200	$5,067
VRX Escrow Corp. 5.875% 2023[1]	2,020	1,942
VRX Escrow Corp. 6.125% 2025[1]	12,990	12,476
		260,015
Industrials 12.98%
AAF Holdings LLC 12.75% 2019[1,3]	324	315
ADT Corp. 4.125% 2019	6,725	6,792
ADT Corp. 3.50% 2022	475	423
AerCap Holdings NV 4.625% 2022	425	424
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	22,080	17,885
Beacon Roofing Supply, Inc., Term Loan B, 4.00% 2022[2,4,5]	450	450
BlueLine Rental Finance Corp., 7.00% 2019[1]	200	193
Builders Firstsource 7.625% 2021[1]	12,870	13,449
Builders Firstsource 10.75% 2023[1]	950	954
Cenveo, Inc. 6.00% 2019[1]	655	560
CEVA Group PLC 7.00% 2021[1]	1,175	1,046
CEVA Group PLC 9.00% 2021[1]	2,275	1,931
CEVA Group PLC, LOC, 6.50% 2021[2,4,5]	1,867	1,677
CEVA Group PLC, Term Loan B, 6.50% 2021[2,4,5]	2,676	2,402
CEVA Group PLC, Term Loan, 6.50% 2021[2,4,5]	1,940	1,742
CEVA Group PLC, Term Loan, 6.50% 2021[2,4,5]	334	300
Constellis Holdings 9.75% 2020[1]	500	457
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[5]	249	252
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[5]	114	119
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[5]	7	7
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[5]	112	119
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[5]	301	324
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[5]	19	20
Corporate Risk Holdings LLC 9.50% 2019[1]	11,025	10,419
Corporate Risk Holdings LLC 13.50% 2020[1,3,6]	1,097	1,086
DAE Aviation Holdings, Inc. 10.00% 2023[1]	8,495	8,453
Eletson Holdings Inc. 9.625% 2022[1]	1,250	1,137
Euramax International, Inc. 12.00% 2020[1]	6,050	5,899
Gardner Denver, Inc., Term Loan B, 4.25% 2020[2,4,5]	1,699	1,613
Gates Global LLC 6.00% 2022[1]	5,875	4,759
Gates Global LLC, Term Loan B, 4.25% 2021[2,4,5]	296	281
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)	1,300	1,412
Hardwoods Acquisition Inc 7.50% 2021[1]	7,525	7,073
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.057% 2015[2,4,5,6,7]	276	262
HD Supply, Inc. 7.50% 2020	2,250	2,351
HD Supply, Inc. 11.50% 2020	6,830	7,752
HD Supply, Inc. 5.25% 2021[1]	4,425	4,464
HD Supply, Inc., Term Loan B, 3.75% 2021[2,4,5]	570	568
HDTFS Inc. 5.875% 2020	2,725	2,725
HDTFS Inc. 6.25% 2022	2,800	2,821
Jeld-Wen Escrow Corp., Term Loan B, 5.25% 2021[2,4,5]	2,659	2,659
KLX Inc. 5.875% 2022[1]	8,140	7,959
LMI Aerospace Inc. 7.375% 2019	3,025	2,934
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	11,675	10,843
Navios Maritime Holdings Inc. 7.375% 2022[1]	5,225	4,226
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	6,145	4,547
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	2,500	2,516
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[1]	2,775	2,772
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[1]	$3,225	$3,132
Nortek Inc. 8.50% 2021	7,610	8,029
Ply Gem Industries, Inc. 6.50% 2022	16,525	15,926
Ply Gem Industries, Inc. 6.50% 2022	4,800	4,536
Prime Source, Term Loan B, 4.50% 2022[2,4,5]	574	572
PrimeSource Building Products Inc 9.00% 2023[1]	425	414
R.R. Donnelley & Sons Co. 7.25% 2018	3,554	3,760
R.R. Donnelley & Sons Co. 7.875% 2021	7,525	7,854
R.R. Donnelley & Sons Co. 7.00% 2022	1,500	1,461
R.R. Donnelley & Sons Co. 6.50% 2023	4,800	4,530
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	12,345	10,771
Standard Aero Holdings, Inc., Term Loan B, 5.25% 2022[2,4,5]	450	451
TRAC Intermodal 11.00% 2019	750	816
TransDigm Inc. 5.50% 2020	1,525	1,461
TransDigm Inc. 7.50% 2021	500	524
TransDigm Inc. 6.50% 2024	800	756
TransDigm Inc. 6.50% 2025[1]	1,625	1,534
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,5]	19	20
United Rentals, Inc. 7.375% 2020	1,275	1,345
United Rentals, Inc. 7.625% 2022	3,175	3,389
Univar Inc. 6.75% 2023[1]	950	886
Vander Intermediate Holdings, 10.50% 2019[1,3]	350	283
Virgin Australia Holdings Ltd. 8.50% 2019[1]	2,125	2,191
Watco Companies 6.375% 2023[1]	1,145	1,139
West Corp. 5.375% 2022[1]	450	417
XPO Logistics, Inc. 7.875% 2019[1]	700	685
XPO Logistics, Inc. 6.50% 2022[1]	1,050	892
		231,146
Consumer discretionary 11.90%
Boyd Gaming Corp. 9.00% 2020	8,600	9,182
Boyd Gaming Corp. 6.875% 2023	875	893
Burger King Corp. 4.625% 2022[1]	1,800	1,764
Burger King Corp. 6.00% 2022[1]	5,800	5,901
Cablevision Systems Corp. 7.75% 2018	2,175	2,175
CBS Outdoor Americas Inc. 5.25% 2022	500	501
CBS Outdoor Americas Inc. 5.625% 2024	1,200	1,221
CCO Holdings LLC and CCO Holdings Capital Corp. 6.50% 2021	2,400	2,416
CCO Holdings LLC and CCO Holdings Capital Corp. 6.625% 2022	600	606
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045[1]	265	268
CEC Entertainment, Inc. 8.00% 2022	2,850	2,821
Cedar Fair, LP 5.25% 2021	624	635
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	20,850	19,755
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 5.125% 2021[1]	875	773
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	2,425	2,440
Cumulus Media Holdings Inc. 7.75% 2019	3,665	2,643
Cumulus Media Inc., Term Loan B, 4.25% 2020[2,4,5]	1,368	1,194
Delta 2 (Formula One), Term Loan B, 7.75% 2022[2,4,5]	5,500	5,305
DISH DBS Corp. 4.25% 2018	8,975	8,739
DISH DBS Corp. 5.125% 2020	975	907
Family Tree Escrow LLC 5.25% 2020[1]	1,400	1,443
Family Tree Escrow LLC 5.75% 2023[1]	1,450	1,512
Fiat Chrysler Automobiles NV 5.25% 2023	675	633
Gannett Co., Inc. 5.125% 2019	915	931
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Gannett Co., Inc. 4.875% 2021[1]	$1,535	$1,508
General Motors Co. 4.00% 2025	465	443
Hilton Worldwide Finance LLC 5.625% 2021	1,025	1,063
iHeartCommunications, Inc. 11.25% 2021	750	648
iHeartCommunications, Inc. 10.625% 2023	7,850	6,653
International Game Technology 6.25% 2022[1]	2,000	1,870
International Game Technology 6.50% 2025[1]	3,075	2,783
Laureate Education, Inc. 10.00% 2019[1]	1,100	868
Limited Brands, Inc. 6.625% 2021	875	976
McClatchy Co. 9.00% 2022	3,275	2,960
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	2,500	2,384
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	3,400	3,230
Melco Crown Entertainment Ltd. 5.00% 2021[1]	450	398
MGM Resorts International 8.625% 2019	5,875	6,477
MGM Resorts International 7.75% 2022	750	802
MGM Resorts International 6.00% 2023	6,325	6,151
Michaels Stores, Inc. 5.875% 2020[1]	1,400	1,467
NBC Universal Enterprise, Inc. 5.25% (undated)[1]	835	884
NCL Corp. Ltd. 5.25% 2019[1]	1,625	1,665
Needle Merger Sub Corp. 8.125% 2019[1]	8,831	8,213
Neiman Marcus Group LTD Inc. 8.00% 2021[1]	8,400	8,694
Neiman Marcus Group LTD Inc. 8.75% 2021[1,3]	4,570	4,730
Neiman Marcus, Term Loan B, 4.25% 2020[2,4,5]	1,474	1,446
Netflix, Inc. 5.50% 2022[1]	1,400	1,421
Party City Holdings Inc. 6.125% 2023[1]	500	506
PETCO Animal Supplies, Inc. 9.25% 2018[1]	5,400	5,494
PETsMART, Inc. 7.125% 2023[1]	3,775	3,827
Pinnacle Entertainment, Inc. 6.375% 2021	1,450	1,542
Playa Resorts Holding BV 8.00% 2020[1]	6,375	6,471
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[2,4,5]	882	880
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	1,525	1,590
Sotheby’s Holdings, Inc. 5.25% 2022[1]	2,300	2,139
Stackpole Intl. 7.75% 2021[1]	5,820	6,358
Standard Pacific Corp. 5.875% 2024	1,850	1,905
Station Casinos LLC 7.50% 2021	325	340
Tempur Sealy International, Inc. 5.625% 2023[1]	770	773
TI Automotive Ltd. 8.75% 2023[1]	4,445	3,956
Tribune Media Co. 5.875% 2022[1]	1,000	973
Univision Communications Inc. 8.50% 2021[1]	2,500	2,609
Univision Communications Inc. 5.125% 2023[1]	1,400	1,337
Univision Communications Inc. 5.125% 2025[1]	295	277
Univision Communications Inc., Term Loan C3, 4.00% 2020[2,4,5]	73	73
VTR Finance BV 6.875% 2024[1]	1,525	1,388
Warner Music Group 13.75% 2019	1,275	1,358
Warner Music Group 5.625% 2022[1]	2,350	2,285
Warner Music Group 6.75% 2022[1]	7,000	6,632
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	1,950	1,804
Wynn Macau, Ltd. 5.25% 2021[1]	9,675	8,447
ZF Friedrichshafen AG 4.00% 2020[1]	565	539
ZF Friedrichshafen AG 4.50% 2022[1]	3,165	3,003
ZF Friedrichshafen AG 4.75% 2025[1]	3,375	3,097
		211,995
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy 10.36%	Principal amount (000)	Value (000)
Alpha Natural Resources, Inc. 7.50% 2020[1,7]	$12,350	$895
Alpha Natural Resources, Inc. 7.50% 2020[1,7]	4,794	348
American Energy - Woodford LLC 12.00% 2020[1,3]	4,637	1,972
American Energy (Marcellus), Term Loan B, 5.25% 2020[2,4,5]	7,275	4,159
American Energy (Marcellus), Term Loan A, 8.50% 2021[2,4,5]	4,775	629
American Energy (Permian Basin) 7.125% 2020[1]	5,025	2,965
American Energy (Permian Basin) 7.375% 2021[1]	4,050	2,369
Antero Resources Corp. 5.375% 2021	570	504
Arch Coal, Inc. 7.00% 2019	700	56
Arch Coal, Inc. 7.25% 2021	1,000	65
Baytex Energy Corp. 5.125% 2021[1]	3,000	2,400
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[1]	5,425	5,181
Bonanza Creek Energy, Inc. 6.75% 2021	1,525	1,075
Bonanza Creek Energy, Inc. 5.75% 2023	1,775	1,163
Chesapeake Energy Corp. 7.25% 2018	825	687
Chesapeake Energy Corp. 4.875% 2022	6,150	4,044
Concho Resources Inc. 5.50% 2023	550	525
CONSOL Energy Inc. 5.875% 2022	9,550	6,470
Continental Resources Inc. 5.00% 2022	600	526
Denbury Resources Inc. 4.625% 2023	6,900	3,760
Ecopetrol SA 5.875% 2023	875	844
Energy Transfer Partners, LP 7.50% 2020	350	354
Energy Transfer Partners, LP 5.875% 2024	3,800	3,439
Ensco PLC 5.20% 2025	1,100	839
Ensco PLC 5.75% 2044	3,720	2,582
EP Energy Corp. 9.375% 2020	3,450	2,984
EP Energy Corp. 6.375% 2023	2,600	1,937
Genesis Energy, LP 6.75% 2022	2,550	2,406
Jupiter Resources Inc. 8.50% 2022[1]	4,900	2,781
Matador Resources Co. 6.875% 2023[1]	100	97
Murray Energy Corp. 11.25% 2021[1]	500	265
Murray Energy Corp., Term Loan B1, 7.00% 2017[2,4,5]	474	434
Newfield Exploration Co. 5.75% 2022	425	414
NGL Energy Partners LP 5.125% 2019	465	425
NGL Energy Partners LP 6.875% 2021	7,760	7,333
NGPL PipeCo LLC 7.119% 2017[1]	6,990	6,675
NGPL PipeCo LLC 9.625% 2019[1]	16,825	16,068
NGPL PipeCo LLC 7.768% 2037[1]	3,600	3,042
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[2,4,5]	1,712	1,549
Noble Corp PLC 5.95% 2025	3,235	2,537
Noble Corp PLC 6.95% 2045	3,450	2,393
Oasis Petroleum Inc. 6.875% 2022	3,525	2,785
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[1,5]	1,588	415
PDC Energy Inc. 7.75% 2022	6,625	6,592
Peabody Energy Corp. 6.00% 2018	33,745	8,942
Peabody Energy Corp. 6.50% 2020	2,500	531
Peabody Energy Corp. 6.25% 2021	6,220	1,306
Petrobras Global Finance Co. 6.25% 2024	1,970	1,443
Petrobras International Finance Co. 5.75% 2020	590	444
QGOG Constellation SA 6.25% 2019[1]	6,105	2,717
Range Resources Corp. 5.00% 2023	575	511
Range Resources Corp. 4.875% 2025[1]	2,075	1,855
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	4,175	4,060
Rice Energy Inc. 6.25% 2022	3,600	3,229
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Rice Energy Inc. 7.25% 2023[1]	$1,500	$1,414
Sabine Pass Liquefaction, LLC 5.625% 2021	6,750	6,294
Sabine Pass Liquefaction, LLC 5.75% 2024	5,725	5,124
Sabine Pass Liquefaction, LLC 5.625% 2025[1]	8,925	7,887
Samson Investment Co. 9.75% 2020	1,300	23
Samson Investment Co., Term Loan B, 5.00% 2018[2,4,5,7]	150	22
SandRidge Energy, Inc. 7.50% 2023	5,400	1,191
Seven Generations Energy Ltd. 6.75% 2023[1]	1,125	973
Shell International Finance BV 4.375% 2045	350	346
SM Energy Co. 5.625% 2025	4,400	3,795
Sunoco LP 5.50% 2020[1]	600	594
Targa Resources Corp. 4.125% 2019[1]	2,850	2,572
Targa Resources Partners LP 6.75% 2024[1]	1,925	1,841
Teekay Corp. 8.50% 2020	8,543	8,415
Tesoro Logistics LP 5.50% 2019[1]	1,725	1,699
Tesoro Logistics LP 5.875% 2020	700	683
Tesoro Logistics LP 6.25% 2022[1]	450	441
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	350	337
Transocean Inc. 6.875% 2021	2,280	1,699
Whiting Petroleum Corp. 5.00% 2019	950	831
WPX Energy Inc. 7.50% 2020	2,025	1,863
YPF Sociedad Anónima 8.50% 2025[1]	2,750	2,399
		184,464
Materials 9.03%
A. Schulman Inc. 6.875% 2023[1]	400	379
ArcelorMittal 6.125% 2018	650	639
ArcelorMittal 10.60% 2019	500	542
ArcelorMittal 6.25% 2021	5,660	5,115
ArcelorMittal 6.125% 2025	1,450	1,178
ArcelorMittal 7.50% 2041	16,855	13,653
Berry Plastics Corp. 6.00% 2022[1]	700	705
Blue Cube Spinco Inc. (Olin Corp.) 9.75% 2023[1]	1,740	1,818
Blue Cube Spinco Inc. (Olin Corp.) 10.00% 2025[1]	1,425	1,487
Building Materials Corp. 6.00% 2025[1]	275	279
Celanese Corp. 4.625% 2022	675	640
CEMEX Finance LLC 7.25% 2021[1]	450	450
CEMEX SAB de CV 6.50% 2019[1]	900	891
Chemours Co. 6.625% 2023[1]	8,265	5,579
Chemours Co. 7.00% 2025[1]	5,080	3,353
Cliffs Natural Resources Inc. 8.25% 2020[1]	3,075	2,721
First Quantum Minerals Ltd. 6.75% 2020[1]	21,393	14,440
First Quantum Minerals Ltd. 7.00% 2021[1]	17,193	11,219
First Quantum Minerals Ltd. 7.25% 2022[1]	3,025	1,883
FMG Resources 8.25% 2019[1]	500	403
FMG Resources 6.875% 2022[1]	275	179
FMG Resources 9.75% 2022[1]	24,825	23,180
Georgia Gulf Corp. 4.625% 2021	1,350	1,148
Georgia Gulf Corp. 4.875% 2023	800	675
JMC Steel Group Inc. 8.25% 2018[1]	20,600	14,111
LSB Industries, Inc. 7.75% 2019	4,275	4,077
Owens-Illinois, Inc. 5.00% 2022[1]	560	534
Owens-Illinois, Inc. 5.875% 2023[1]	1,720	1,737
Owens-Illinois, Inc. 5.375% 2025[1]	420	405
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Owens-Illinois, Inc. 6.375% 2025[1]	$4,015	$4,063
Rayonier Advanced Materials Inc. 5.50% 2024[1]	3,740	2,824
Reynolds Group Holdings, Ltd. 6.00% 2017[1]	675	663
Reynolds Group Inc. 9.875% 2019	438	454
Reynolds Group Inc. 5.75% 2020	22,745	23,029
Reynolds Group Inc. 6.875% 2021	800	827
Ryerson Inc. 9.00% 2017	6,950	6,220
Ryerson Inc. 11.25% 2018	1,300	1,186
Sealed Air Corp. 4.875% 2022[1]	720	715
Tembec Industries Inc. 9.00% 2019[1]	1,620	1,223
Trinseo SA 6.75% 2022[1]	200	193
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[1]	355	375
Walter Energy, Inc. 9.50% 2019[1,7]	15,950	5,702
		160,894
Information technology 6.44%
Alcatel-Lucent USA Inc. 4.625% 2017[1]	1,800	1,827
Alcatel-Lucent USA Inc. 6.75% 2020[1]	3,576	3,768
Alcatel-Lucent USA Inc. 8.875% 2020[1]	10,090	10,809
Apple Inc. 4.375% 2045	450	445
Blue Coat Systems Inc. 8.375% 2023[1]	350	351
Blue Coat Systems Inc., Term Loan B, 4.50% 2022[2,4,5]	450	447
CommScope Holding Co., Inc. 5.00% 2021[1]	425	417
CommScope Inc. 5.50% 2024[1]	425	407
First Data Corp. 8.25% 2021[1]	1,723	1,794
First Data Corp. 11.75% 2021	18,795	20,909
First Data Corp. 12.625% 2021	5,381	6,128
First Data Corp. 8.75% 2022[1,3]	935	979
First Data Corp. 5.375% 2023[1]	5,750	5,707
Freescale Semiconductor, Inc. 5.00% 2021[1]	8,250	8,415
Freescale Semiconductor, Inc. 6.00% 2022[1]	13,550	14,194
Hughes Satellite Systems Corp. 7.625% 2021	900	967
Infor Inc. 5.75% 2020[1]	2,200	2,193
Infor Inc. 6.50% 2022[1]	950	874
Informatica Corp. 7.125% 2023[1]	725	694
NXP BV and NXP Funding LLC 4.125% 2020[1]	1,000	1,005
Serena Software, Inc., Term Loan B, 7.50% 2020[2,4,5]	4,042	4,045
SRA International, Inc. 11.00% 2019	7,835	8,320
SRA International, Inc., Term Loan B, 6.50% 2018[2,4,5]	15,683	15,742
SS&C Technologies Holdings Inc. 5.875% 2023[1]	425	434
SunGard Data Systems Inc. 7.625% 2020	3,650	3,801
		114,672
Financials 5.87%
Ally Financial Inc. 8.00% 2020	300	346
Ally Financial Inc. 8.00% 2031	350	417
American International Group, Inc. 8.175% 2068	1,105	1,464
Bank of America Corp., Series AA, 6.10% (undated)	586	571
Bank of America Corp., Series K, junior subordinated 8.00% noncumulative (undated)	450	471
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)	875	915
BNP Paribas, convertible bonds, 7.375% 2049[1]	3,100	3,123
CIT Group Inc. 4.25% 2017	750	761
CIT Group Inc. 3.875% 2019	13,340	13,298
Citigroup Inc., Series P, 5.95% (undated)	1,563	1,475
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup Inc., Series Q, junior subordinated 5.95% (undated)	$2,200	$2,172
Communications Sales & Leasing, Inc. 6.00% 2023[1]	2,100	1,874
Communications Sales & Leasing, Inc. 8.25% 2023	1,650	1,419
Communications Sales & Leasing, Inc., Term Loan B, 5.00% 2022[2,4,5]	2,968	2,786
Corrections Corporation of America 5.00% 2022	675	680
Corrections Corporation of America 4.625% 2023	550	531
Credit Suisse Group AG, convertible bonds, 7.50% 2049[1]	275	287
Crescent Resources 10.25% 2017[1]	5,445	5,588
Crown Castle International Corp. 4.875% 2022	900	938
Equinix, Inc. 5.375% 2022	525	525
General Motors Acceptance Corp. 7.50% 2020	300	341
Goldman Sachs Group, Inc., Series M, junior subordinated 5.375% (undated)	550	538
Icahn Enterprises Finance Corp. 3.50% 2017	8,425	8,472
International Lease Finance Corp. 8.25% 2020	875	1,026
Iron Mountain Inc. 6.00% 2020[1]	775	784
Iron Mountain Inc. 6.00% 2023	425	424
Iron Mountain Inc. 5.75% 2024	3,500	3,391
iStar Financial Inc. 4.00% 2017	7,500	7,237
iStar Financial Inc. 4.875% 2018	1,925	1,870
iStar Financial Inc. 5.00% 2019	7,700	7,349
iStar Financial Inc., Series B, 9.00% 2017	2,380	2,508
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	1,475	1,533
Liberty Mutual Group Inc., Series A, 7.80% 2087[1]	1,200	1,398
MetLife Capital Trust X, junior subordinated 9.25% 2068[1]	800	1,106
MetLife Inc., junior subordinated 10.75% 2069	500	781
MSCI Inc. 5.75% 2025[1]	400	404
National Financial Partners Corp. 9.00% 2021[1]	425	412
Newstar Financial Inc. 7.25% 2020[1]	2,775	2,772
Outfront Media Inc. 5.625% 2024[1]	125	127
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)	650	706
Realogy Corp. 4.50% 2019[1]	8,975	9,009
Realogy Corp. 7.625% 2020[1]	750	786
Realogy Corp. 5.25% 2021[1]	4,725	4,778
Realogy Corp., LOC, 4.40% 2016[2,4,5]	508	506
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[1]	1,265	1,480
Ryman Hospitality Properties, Inc. 5.00% 2023[1]	400	400
Société Générale, convertible bonds, 8.00% 2049[1]	550	543
Société Générale, convertible bonds, 8.25% 2049	300	313
State Street Corp., junior subordinated, 5.25% 2049	1,400	1,407
The GEO Group, Inc. 5.125% 2023	275	273
UBS AG, convertible bonds, 7.125% 2049	275	283
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	1,275	1,348
ZFS Finance (USA) Trust V, junior subordinated, 6.50% 2067[1]	675	687
		104,633
Utilities 1.30%
AES Corp. 8.00% 2020	1,275	1,447
AES Corp. 7.375% 2021	2,150	2,241
Calpine Corp. 6.00% 2022[1]	650	677
Calpine Corp. 5.375% 2023	515	483
Calpine Corp. 7.875% 2023[1]	218	234
Calpine Corp. 5.50% 2024	990	925
Dynegy Finance Inc. 6.75% 2019	1,520	1,531
Dynegy Finance Inc. 7.375% 2022	5,755	5,827
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Dynegy Finance Inc. 7.625% 2024	$5,035	$5,111
Enel Società per Azioni 8.75% 2073[1]	1,000	1,152
Indianapolis Power & Light Co. 4.70% 2045[1]	350	360
NRG Energy, Inc. 7.625% 2018	625	659
NRG Energy, Inc. 6.25% 2022	1,790	1,638
TXU, Term Loan, 4.65% 2017[2,4,5,7]	2,461	958
		23,243
Consumer staples 0.52%
Constellation Brands, Inc. 3.875% 2019	250	256
Constellation Brands, Inc. 6.00% 2022	700	767
Energizer SpinCo Inc. 5.50% 2025[1]	625	610
H.J Heinz Co. 4.875% 2025[1]	1,499	1,602
Ingles Markets, Inc. 5.75% 2023	475	490
JBS USA LLC 5.875% 2024[1]	430	404
Kronos Acquisition Holdings Inc. 9.00% 2023[1]	425	383
Pilgrim’s Pride Corp. 5.75% 2025[1]	575	566
Post Holdings, Inc. 6.75% 2021[1]	475	476
Post Holdings, Inc. 7.75% 2024[1]	250	257
Post Holdings, Inc. 8.00% 2025[1]	250	258
Reynolds American Inc. 5.85% 2045	2,400	2,681
Tops Holding Corp. and Tops Markets, LLC 8.00% 2022[1]	450	452
		9,202
Total corporate bonds & notes		1,583,108
Bonds & notes of governments & government agencies outside the U.S. 1.79%
Argentina (Republic of) 7.00% 2017	860	841
Ghana (Republic of) 7.875% 2023	2,700	2,255
Hungarian Government 6.375% 2021	1,000	1,144
India (Republic of) 8.83% 2023	INR459,400	7,387
India (Republic of) 8.60% 2028	204,300	3,269
Indonesia (Republic of) 8.375% 2034	IDR37,600,000	2,235
Kenya (Republic of) 6.875% 2024	$2,500	2,277
Republic of Senegal 6.25% 2024	1,400	1,264
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR15,150	1,061
United Mexican States Government, Series M20, 10.00% 2024	MXN27,500	2,076
Zambia (Republic of) 8.50% 2024	$4,000	3,220
Zambia (Republic of) 8.97% 2027[1,5]	6,045	4,806
		31,835
U.S. Treasury bonds & notes 0.56% U.S. Treasury 0.56%
U.S. Treasury 1.375% 2020[8]	10,000	10,028
Total U.S. Treasury bonds & notes		10,028
Asset-backed obligations 0.17%
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.514% 2023[1,2,5]	1,190	1,189
Dryden Senior Loan Fund, Series 2012-23-RA, Class A-1-R, CLO, 1.539% 2023[1,2,5]	425	424
Magnetite CLO Ltd. Series 2012-6-A, Class A-R, 1.587% 2023[1,2,5]	925	923
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.604% 2023[1,2,5]	450	449
		2,985
Total bonds, notes & other debt instruments (cost: $1,796,236,000)		1,627,956
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Convertible bonds 0.12% Energy 0.01%	Principal amount (000)	Value (000)
American Energy Utica, LLC, convertible notes, 3.50% 2021[1,3,6]	$—	$170
Miscellaneous 0.11%
Other convertible bonds in initial period of acquisition		1,994
Total convertible bonds (cost: $5,075,000)		2,164
Convertible stocks 0.71% Industrials 0.30%	Shares
CEVA Group PLC, Series A-1, 3.321% convertible preferred[6,9]	4,788	3,950
CEVA Group PLC, Series A-2, 2.321% convertible preferred[6,9]	2,211	1,327
		5,277
Financials 0.17%
Weyerhaeuser Co., Series A, 6.375% convertible preferred	64,000	3,053
Utilities 0.14%
Exelon Corp., convertible preferred, units	57,000	2,488
Miscellaneous 0.10%
Other convertible stocks in initial period of acquisition		1,858
Total convertible stocks (cost: $15,819,000)		12,676
Preferred securities 0.06% Financials 0.06%
Ally Financial Inc., Series G, 7.00%[1]	1,000	1,008
Total preferred securities (cost: $1,035,000)		1,008
Common stocks 1.31% Consumer discretionary 0.36%
Cooper-Standard Holdings Inc.[10]	110,446	6,406
Adelphia Recovery Trust, Series Arahova[6,10]	388,601	2
Adelphia Recovery Trust, Series ACC-1[10]	449,306	1
Five Star Travel Corp.[1,6,10]	7,285	2
		6,411
Industrials 0.19%
CEVA Group PLC[1,6,10]	5,622	3,373
Quad/Graphics, Inc., Class A	525	6
Atrium Corp.[1,6,10]	361	1
		3,380
Health care 0.08%
Rotech Healthcare Inc.[6,10]	201,793	1,406
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Common stocks Miscellaneous 0.68%	Shares	Value (000)
Other common stocks in initial period of acquisition		$12,254
Total common stocks (cost: $39,817,000)		23,451
Rights & warrants 0.00% Consumer discretionary 0.00%
Liberman Broadcasting, Inc., warrants, expire 2022[6,9,10]	1	—
Total rights & warrants (cost: $0)		—
Short-term securities 4.23%	Principal amount (000)
Apple Inc. 0.15% due 10/14/2015[1]	$ 11,000	10,999
Federal Home Loan Bank 0.12% due 12/4/2015	15,800	15,800
General Electric Co. 0.10% due 10/1/2015	17,750	17,750
Walt Disney Co. 0.18% due 10/28/2015[1]	30,700	30,698
Total short-term securities (cost: $75,242,000)		75,247
Total investment securities 97.83% (cost: $1,933,224,000)		1,742,502
Other assets less liabilities 2.17%		38,724
Net assets 100.00%		$1,781,226
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $6,586,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 9/30/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Mexican pesos	10/20/2015	Citibank	$1,066	MXN17,700	$21
Mexican pesos	10/28/2015	JPMorgan Chase	$937	MXN16,125	(14)
South African rand	10/19/2015	Bank of America, N.A.	$976	ZAR13,200	26
					$33
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Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $94,850,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 9/30/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.2215%	5/8/2018	$4,500	$(37)
Pay	CME Group Inc.	28-day MXN Equilibrium Interbank Interest Rate	6.39	9/12/2025	MXN57,000	(1)
Pay	CME Group Inc.	28-day MXN Equilibrium Interbank Interest Rate	6.52	9/12/2025	57,000	(36)
Pay	CME Group Inc.	28-day MXN Equilibrium Interbank Interest Rate	6.5	9/12/2025	118,000	(64)
Pay	CME Group Inc.	28-day MXN Equilibrium Interbank Interest Rate	6.435	9/15/2025	91,000	(20)
Pay	CME Group Inc.	28-day MXN Equilibrium Interbank Interest Rate	6.485	9/16/2025	30,000	(14)
Pay	CME Group Inc.	28-day MXN Equilibrium Interbank Interest Rate	6.495	9/17/2025	52,000	(27)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.1095	9/28/2025	$20,000	182
Receive	LCH.Clearnet	3-month USD-LIBOR	2.1	9/28/2025	5,000	41
Receive	LCH.Clearnet	3-month USD-LIBOR	2.1165	9/28/2025	3,000	29
Receive	LCH.Clearnet	3-month USD-LIBOR	2.098	9/28/2025	2,500	20
Receive	LCH.Clearnet	3-month USD-LIBOR	2.1445	9/29/2025	4,750	59
Receive	LCH.Clearnet	3-month USD-LIBOR	2.058	9/30/2025	1,700	7
Receive	LCH.Clearnet	3-month USD-LIBOR	2.0555	10/1/2025	3,050	12
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7575	5/22/2045	750	(38)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.883	6/22/2045	750	(58)
						$55
Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average month-end notional amount of credit default swaps while held was $12,700,000.
Centrally cleared credit default swaps on credit indices — sell protection
Referenced index	Clearinghouse	Receive fixed rate	Expiration date	Notional (000)	Unrealized depreciation at 9/30/2015 (000)
CDX North American High Yield Index Series 24	Intercontinental Exchange, Inc.	5.00%	6/20/2020	$14,850	$(587)
[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $847,345,000, which represented 47.57% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $90,693,000, which represented 5.09% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" was $40,022,000, which represented 2.25% of the net assets of the fund.
[7]	Scheduled interest and/or principal payment was not received.
[8]	A portion of this security was pledged as collateral. The total value of pledged collateral was $3,662,000, which represented .21% of the net assets of the fund.
[9]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[10]	Security did not produce income during the last 12 months.
American Funds Insurance Series — High-Income Bond Fund — Page 142 of 176

unaudited
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 3.321% convertible preferred	5/2/2013	$4,855	$3,950.22%
CEVA Group PLC, Series A-2, 2.321% convertible preferred	3/10/2010-8/22/2014	2,214	1,327.07
Liberman Broadcasting, Inc., warrants, expire 2022	12/31/2012-11/26/2014	—	—	.00
Total private placement securities		$7,069	$5,277.29%

Key to abbreviations
CLO = Collateralized Loan Obligations
LOC = Letter of credit
IDR = Indonesian rupiah
INR = Indian rupees
MXN = Mexican pesos
ZAR = South African rand
American Funds Insurance Series — High-Income Bond Fund — Page 143 of 176

Mortgage Fund
Investment portfolio
September 30, 2015
unaudited
Bonds, notes & other debt instruments 96.19% Mortgage-backed obligations 70.24% Federal agency mortgage-backed obligations 65.68%	Principal amount (000)	Value (000)
Fannie Mae 5.00% 2036[1]	$329	$356
Fannie Mae 3.50% 2045[1,2]	23,050	24,055
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.747% 2048[1,3,4]	223	223
Freddie Mac 5.00% 2034[1]	2,504	2,751
Freddie Mac 3.50% 2045[1,2]	15,000	15,615
Government National Mortgage Assn. 3.75% 2034[1]	1,509	1,612
Government National Mortgage Assn. 3.75% 2038[1]	1,060	1,132
Government National Mortgage Assn. 3.75% 2039[1]	1,118	1,194
Government National Mortgage Assn. 4.00% 2039[1]	608	630
Government National Mortgage Assn. 6.00% 2039[1]	511	579
Government National Mortgage Assn. 4.00% 2040[1]	417	432
Government National Mortgage Assn. 5.50% 2040[1]	4,030	4,546
Government National Mortgage Assn. 4.50% 2041[1]	166	175
Government National Mortgage Assn. 5.00% 2041[1]	2,278	2,473
Government National Mortgage Assn. 5.00% 2041[1]	1,478	1,559
Government National Mortgage Assn. 6.50% 2041[1]	1,458	1,613
Government National Mortgage Assn. 3.50% 2042[1]	1,019	1,047
Government National Mortgage Assn. 3.50% 2042[1]	595	607
Government National Mortgage Assn. 3.50% 2042[1]	534	562
Government National Mortgage Assn. 4.00% 2042[1]	135	140
Government National Mortgage Assn. 3.50% 2043[1]	2,770	2,913
Government National Mortgage Assn. 3.50% 2043[1]	2,682	2,834
Government National Mortgage Assn. 3.50% 2043[1]	2,049	2,167
Government National Mortgage Assn. 3.50% 2043[1]	2,061	2,163
Government National Mortgage Assn. 3.50% 2043[1]	1,899	1,997
Government National Mortgage Assn. 3.50% 2043[1]	550	562
Government National Mortgage Assn. 3.50% 2043[1]	228	240
Government National Mortgage Assn. 3.75% 2044[1]	1,434	1,532
Government National Mortgage Assn. 4.00% 2044[1]	9,298	9,918
Government National Mortgage Assn. 4.00% 2044[1]	4,000	4,264
Government National Mortgage Assn. 4.25% 2044[1]	2,246	2,432
Government National Mortgage Assn. 3.50% 2045[1,2]	58,000	60,655
Government National Mortgage Assn. 3.50% 2045[1]	16,177	16,987
Government National Mortgage Assn. 4.00% 2045[1]	28,910	30,825
Government National Mortgage Assn. 4.50% 2045[1]	10,510	11,337
Government National Mortgage Assn. 4.50% 2045[1,2]	2,000	2,149
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	5,344	5,622
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	1,342	1,438
		221,336
Commercial mortgage-backed securities 2.67%
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[1,4]	758	760
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A1A, 5.189% 2038[1]	811	841
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A1A, 5.895% 2040[1,4]	573	609
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[1]	786	814
American Funds Insurance Series — Mortgage Fund — Page 144 of 176

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 1.007% 2027[1,3,4]	$1,250	$1,246
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.05% 2031[1,3,4]	754	747
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[1,3]	795	799
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[1]	868	890
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049[1]	393	407
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[1]	786	814
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.895% 2043[1,4]	922	939
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[1,4]	127	131
		8,997
Other mortgage-backed securities 1.89%
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,4]	4,722	5,019
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1,4]	1,250	1,329
		6,348
Total mortgage-backed obligations		236,681
Asset-backed obligations 13.31%
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[1]	1,189	1,187
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class B, 1.66% 2018[1]	2,000	2,003
AmeriCredit Automobile Receivables Trust, Series 2012-5, Class C, 1.69% 2018[1]	382	383
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class B, 2.08% 2020[1]	975	982
Ares CLO Ltd., Series 2012-2-A, Class AR, CLO, 1.576% 2023[1,3,4]	2,000	1,993
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[1,3,5]	396	396
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.514% 2023[1,3,4]	1,700	1,699
Black Diamond CLO Ltd., Series 2006-1-A, Class AD, CLO, 0.544% 2019[1,3,4]	798	777
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 1.837% 2020[1,3,4,5]	2,000	2,000
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[1,3]	1,230	1,230
Drive Auto Receivables Trust, Series 2015-DA, Class A-2-A, 1.23% 2018[1,3]	1,280	1,280
Dryden Senior Loan Fund, Series 2012-23-RA, Class A-1-R, CLO, 1.539% 2023[1,3,4]	1,000	997
Flagstar Home Equity Loan Trust, Series 2006-2A, Class A, FSA insured, 0.354% 2019[1,3,4]	2,081	2,074
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,5,6]	6,379	6,380
Magnetite CLO Ltd. Series 2012-6-A, Class A-R, 1.587% 2023[1,3,4]	1,690	1,686
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.604% 2023[1,3,4]	2,500	2,498
MarketPlace Loan Trust, Series 2015-AV-1, Class A, 4.00% 2021[1,3,5]	250	250
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, CLO, 1.549% 2023[1,3,4]	1,899	1,892
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 1.577% 2025[1,3,4]	2,200	2,180
Prestige Auto Receivables Trust, Series 2015-1, Class A-2, 1.09% 2019[1,3]	1,561	1,563
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2017[1]	2,298	2,316
Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.19% 2018[1]	1,445	1,445
Santander Drive Auto Receivables Trust, Series 2013-5, Class B, 1.55% 2018[1]	2,285	2,288
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2018[1]	665	668
Santander Drive Auto Receivables Trust, Series 2013-1, Class B, 1.16% 2019[1]	2,267	2,267
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 2019[1]	900	908
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 2020[1]	1,500	1,499
		44,841
U.S. Treasury bonds & notes 9.94% U.S. Treasury inflation-protected securities 6.96%
U.S. Treasury Inflation-Protected Security 0.135% 2016[7]	2,703	2,677
U.S. Treasury Inflation-Protected Security 2.00% 2016[7,8]	3,006	2,998
U.S. Treasury Inflation-Protected Security 0.125% 2020[7]	2,548	2,535
U.S. Treasury Inflation-Protected Security 0.125% 2024[7]	1,005	961
American Funds Insurance Series — Mortgage Fund — Page 145 of 176

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 2.375% 2025[7]	$3,798	$4,381
U.S. Treasury Inflation-Protected Security 1.375% 2044[7]	9,702	9,892
		23,444
U.S. Treasury 2.98%
U.S. Treasury 1.625% 2020[8]	5,000	5,062
U.S. Treasury 2.875% 2045	5,000	5,003
		10,065
Total U.S. Treasury bonds & notes		33,509
Federal agency bonds & notes 2.70%
Fannie Mae 1.75% 2019	1,750	1,780
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	7,324
		9,104
Total bonds, notes & other debt instruments (cost: $321,471,000)		324,135
Short-term securities 31.51%
Abbott Laboratories 0.16% due 10/27/2015[3]	6,200	6,200
Chevron Corp. 0.16% due 11/23/2015[3]	8,000	7,998
Fannie Mae 0.20% due 2/2/2016	1,900	1,899
Federal Farm Credit Banks 0.05%–0.17% due 10/28/2015–1/8/2016	10,000	9,999
Federal Home Loan Bank 0.11%–0.20% due 10/30/2015–11/30/2015	28,600	28,600
Freddie Mac 0.12% due 12/10/2015	3,400	3,400
General Electric Co. 0.10% due 10/1/2015	7,600	7,600
Jupiter Securitization Co., LLC 0.42% due 12/22/2015[3]	8,000	7,994
Microsoft Corp. 0.18% due 12/9/2015[3]	6,500	6,499
PepsiCo Inc. 0.14% due 11/19/2015[3]	5,000	4,999
Qualcomm Inc. 0.16% due 12/1/2015[3]	5,000	4,998
Regents of the University of California 0.15% due 11/6/2015	8,000	8,000
Wal-Mart Stores, Inc. 0.15% due 11/9/2015[3]	8,000	7,999
Total short-term securities (cost: $106,174,000)		106,185
Total investment securities 127.70% (cost: $427,645,000)		430,320
Other assets less liabilities (27.70)%		(93,331)
Net assets 100.00%		$336,989
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $382,650,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 9/30/2015 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8975%	7/1/2017	$17,000	$61
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8875	7/2/2017	77,000	263
Receive	LCH.Clearnet	3-month USD-LIBOR	0.827	7/10/2017	33,000	77
Receive	LCH.Clearnet	3-month USD-LIBOR	0.924	7/15/2017	21,000	84
Receive	LCH.Clearnet	3-month USD-LIBOR	0.894	8/24/2017	20,000	62
American Funds Insurance Series — Mortgage Fund — Page 146 of 176

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 9/30/2015 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.874%	9/2/2017	$10,000	$26
Pay	LCH.Clearnet	3-month USD-LIBOR	1.039	11/26/2017	800	(4)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.515	6/4/2019	5,000	68
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7945	6/20/2019	3,800	90
Receive	LCH.Clearnet	3-month USD-LIBOR	1.732	6/27/2019	8,500	182
Receive	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	8,000	197
Receive	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	8,000	189
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7255	8/19/2019	15,000	311
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	15,000	423
Receive	LCH.Clearnet	3-month USD-LIBOR	1.675	10/30/2019	67,500	1,235
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6625	12/18/2019	3,500	60
Receive	LCH.Clearnet	3-month USD-LIBOR	1.647	1/9/2020	8,000	130
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7615	2/19/2020	6,000	124
Receive	LCH.Clearnet	3-month USD-LIBOR	1.739	3/6/2020	14,500	283
Receive	LCH.Clearnet	3-month USD-LIBOR	1.525	4/27/2020	5,000	47
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8315	6/10/2020	9,000	203
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8445	6/16/2020	8,000	185
Receive	LCH.Clearnet	3-month USD-LIBOR	1.86	6/19/2020	8,000	191
Receive	LCH.Clearnet	3-month USD-LIBOR	1.872	6/30/2020	1,000	24
Receive	LCH.Clearnet	3-month USD-LIBOR	1.76327	7/1/2020	2,000	39
Receive	LCH.Clearnet	3-month USD-LIBOR	2.898	9/23/2023	5,000	407
Pay	LCH.Clearnet	3-month USD-LIBOR	1.8715	1/20/2025	6,000	43
Pay	LCH.Clearnet	3-month USD-LIBOR	1.887	1/20/2025	2,000	12
Pay	LCH.Clearnet	3-month USD-LIBOR	2.1615	8/24/2025	4,500	(65)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	3,500	(615)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	2,000	(295)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	2,000	(308)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.2265	9/25/2044	3,000	(455)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5055	1/9/2045	2,000	9
Pay	LCH.Clearnet	3-month USD-LIBOR	2.454	1/15/2045	3,200	51
Pay	LCH.Clearnet	3-month USD-LIBOR	2.343	3/25/2045	2,000	81
Pay	LCH.Clearnet	3-month USD-LIBOR	2.784	5/18/2045	700	(39)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.625	6/2/2045	2,500	(53)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.94625	7/1/2045	4,000	(367)
						$2,956
American Funds Insurance Series — Mortgage Fund — Page 147 of 176

unaudited
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $72,217,000, which represented 21.43% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $9,026,000, which represented 2.68% of the net assets of the fund.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	A portion of this security was pledged as collateral. The total value of pledged collateral was $6,726,000, which represented 2.00% of the net assets of the fund.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021	4/7/2015	$6,379	$6,380	1.89%

Key to abbreviations
CLO = Collateralized Loan Obligations
TBA = To be announced
American Funds Insurance Series — Mortgage Fund — Page 148 of 176

U.S. Government/AAA-Rated Securities Fund
Investment portfolio
September 30, 2015
unaudited
Bonds, notes & other debt instruments 97.61% Mortgage-backed obligations 45.06% Federal agency mortgage-backed obligations 44.52%	Principal amount (000)	Value (000)
Fannie Mae 3.347% 2017[1]	$1,438	$1,499
Fannie Mae 6.50% 2028[1]	350	403
Fannie Mae 3.00% 2035[1]	16,014	16,625
Fannie Mae 3.00% 2035[1]	7,691	7,934
Fannie Mae 6.50% 2037[1]	111	123
Fannie Mae 7.00% 2037[1]	164	183
Fannie Mae 7.00% 2037[1]	59	66
Fannie Mae 6.00% 2038[1]	95	109
Fannie Mae 4.00% 2041[1]	2,398	2,605
Fannie Mae 4.50% 2041[1]	2,150	2,339
Fannie Mae 5.00% 2041[1]	1,333	1,501
Fannie Mae 5.00% 2041[1]	979	1,103
Fannie Mae 5.00% 2041[1]	702	791
Fannie Mae 5.00% 2041[1]	480	541
Fannie Mae 4.00% 2042[1]	1,687	1,831
Fannie Mae 4.00% 2042[1]	432	471
Fannie Mae 4.00% 2043[1]	3,620	3,931
Fannie Mae 4.00% 2044[1]	737	800
Fannie Mae 3.50% 2045[1,2]	48,000	50,092
Fannie Mae, Series 2001-4, Class GA, 9.404% 2025[1,3]	3	3
Fannie Mae, Series 2001-4, Class NA, 9.741% 2025[1,3]	7	8
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[1]	271	241
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[1]	109	130
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.747% 2048[1,3,4]	111	111
Freddie Mac 5.50% 2024[1]	1,177	1,282
Freddie Mac 6.00% 2026[1]	244	278
Freddie Mac 3.50% 2034[1]	5,381	5,687
Freddie Mac 3.00% 2035[1]	11,072	11,427
Freddie Mac 3.50% 2035[1]	15,784	16,686
Freddie Mac 3.50% 2035[1]	8,301	8,775
Freddie Mac 2.406% 2036[1,3]	548	587
Freddie Mac 5.00% 2040[1]	1,934	2,131
Freddie Mac 5.00% 2041[1]	3,249	3,631
Freddie Mac 4.00% 2043[1]	1,256	1,357
Freddie Mac 4.00% 2043[1]	678	730
Freddie Mac 4.00% 2043[1]	665	719
Freddie Mac 4.00% 2043[1]	521	565
Freddie Mac 4.00% 2044[1]	547	593
Freddie Mac 3.50% 2045[1,2]	64,000	66,625
Freddie Mac, Series 1567, Class A, 0.598% 2023[1,3]	80	80
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[1]	477	434
Government National Mortgage Assn. 3.75% 2034[1]	1,434	1,532
Government National Mortgage Assn. 5.50% 2038[1]	742	835
Government National Mortgage Assn. 5.50% 2038[1]	318	358
Government National Mortgage Assn. 5.50% 2038[1]	200	225
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 149 of 176

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 5.50% 2038[1]	$151	$169
Government National Mortgage Assn. 6.00% 2038[1]	518	601
Government National Mortgage Assn. 6.50% 2038[1]	836	969
Government National Mortgage Assn. 6.50% 2038[1]	237	274
Government National Mortgage Assn. 5.00% 2039[1]	1,478	1,635
Government National Mortgage Assn. 6.00% 2039[1]	512	580
Government National Mortgage Assn. 4.50% 2040[1]	1,012	1,101
Government National Mortgage Assn. 5.50% 2040[1]	14,799	16,694
Government National Mortgage Assn. 4.50% 2041[1]	2,602	2,802
Government National Mortgage Assn. 5.00% 2041[1]	5,119	5,558
Government National Mortgage Assn. 3.00% 2042[1]	92	95
Government National Mortgage Assn. 3.50% 2043[1]	3,353	3,525
Government National Mortgage Assn. 4.00% 2044[1]	97,000	103,609
Government National Mortgage Assn. 4.00% 2044[1]	73,393	78,228
Government National Mortgage Assn. 4.00% 2044[1]	59,800	63,787
Government National Mortgage Assn. 4.00% 2044[1]	13,570	14,472
Government National Mortgage Assn. 3.50% 2045[1,2]	220,000	230,072
Government National Mortgage Assn. 3.50% 2045[1]	121,750	127,850
Government National Mortgage Assn. 4.00% 2045[1]	277,042	295,163
Government National Mortgage Assn. 4.00% 2045[1,2]	64,435	68,567
Government National Mortgage Assn. 4.00% 2045[1]	11,051	11,779
Government National Mortgage Assn. 4.50% 2045[1]	44,106	47,577
Government National Mortgage Assn. 4.50% 2045[1]	38,609	41,645
Government National Mortgage Assn. 4.50% 2045[1,2]	1,500	1,612
Government National Mortgage Assn. 6.172% 2058[1]	28	29
Government National Mortgage Assn. 6.22% 2058[1]	195	203
Government National Mortgage Assn. 4.677% 2065[1]	2,096	2,234
Government National Mortgage Assn., Series 2003, 6.116% 2058[1]	339	356
Government National Mortgage Assn., Series 2010-H13, Class JA, 5.46% 2059[1]	8,700	8,999
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.426% 2060[1,3]	20,552	22,294
National Credit Union Administration, Series 2010-R2, Class 1A, 0.573% 2017[1,3]	297	298
National Credit Union Administration, Series 2011-R3, Class 1A, 0.603% 2020[1,3]	725	728
National Credit Union Administration, Series 2011-R2, Class 1A, 0.585% 2020[1,3]	188	188
National Credit Union Administration, Series 2011-R1, Class 1A, 0.653% 2020[1,3]	458	460
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[1]	17,491	18,305
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	15,147	16,237
		1,406,672
Other mortgage-backed securities 0.54%
Freddie Mac, Series KGRP, Class A, multifamily 0.567% 2020[1,3]	5,355	5,381
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[1]	1,537	1,580
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[1]	899	935
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[1]	3,832	3,839
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[1]	1,395	1,460
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[1]	1,735	1,767
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[1]	400	426
Freddie Mac, Series K041, Class A2, multifamily 3.171% 2024[1]	1,700	1,774
		17,162
Total mortgage-backed obligations		1,423,834
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 150 of 176

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes 30.32% U.S. Treasury inflation-protected securities 16.12%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.135% 2016[5]	$16,218	$16,061
U.S. Treasury Inflation-Protected Security 2.00% 2016[5]	18,036	17,990
U.S. Treasury Inflation-Protected Security 0.125% 2020[5]	58,394	58,103
U.S. Treasury Inflation-Protected Security 0.125% 2022[5]	4,463	4,360
U.S. Treasury Inflation-Protected Security 0.125% 2023[5]	4,363	4,216
U.S. Treasury Inflation-Protected Security 0.375% 2023[5]	3,805	3,748
U.S. Treasury Inflation-Protected Security 0.125% 2024[5]	77,392	74,030
U.S. Treasury Inflation-Protected Security 0.25% 2025[5]	85,999	82,612
U.S. Treasury Inflation-Protected Security 0.375% 2025[5]	80,510	78,604
U.S. Treasury Inflation-Protected Security 2.375% 2025[5]	52,543	60,597
U.S. Treasury Inflation-Protected Security 1.375% 2044[5]	79,570	81,125
U.S. Treasury Inflation-Protected Security 0.75% 2045[5]	31,924	27,829
		509,275
U.S. Treasury 14.20%
U.S. Treasury 1.625% 2019[6]	66,500	67,650
U.S. Treasury 3.625% 2019	56,500	61,724
U.S. Treasury 1.50% 2020	13,000	13,116
U.S. Treasury 2.25% 2021	76,800	79,758
U.S. Treasury 1.625% 2022	39,798	39,430
U.S. Treasury 1.75% 2022	49,000	49,155
U.S. Treasury 6.25% 2030	2,980	4,429
U.S. Treasury 3.125% 2043	1,425	1,494
U.S. Treasury 3.625% 2043	15,850	18,266
U.S. Treasury 2.875% 2045	113,500	113,569
		448,591
Total U.S. Treasury bonds & notes		957,866
Federal agency bonds & notes 22.23%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[1]	908	931
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[1]	1,239	1,267
Fannie Mae 5.00% 2017	2,655	2,819
Fannie Mae 1.75% 2019	16,000	16,278
Fannie Mae 1.50% 2020	94,500	94,711
Fannie Mae 2.625% 2024	10,955	11,227
Fannie Mae 7.125% 2030	4,000	5,995
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[1]	2,350	2,446
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[1]	2,000	2,114
Fannie Mae, Series 2014-M1, multifamily 3.432% 2023[1,3]	2,050	2,181
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[1,3]	3,825	4,145
Federal Farm Credit Banks 0.249% 2017[3]	7,321	7,328
Federal Farm Credit Banks 0.257% 2017[3]	6,300	6,303
Federal Farm Credit Banks 0.60% 2017	41,774	41,779
Federal Home Loan Bank 0.625% 2016	4,575	4,578
Federal Home Loan Bank 1.75% 2018	38,000	38,789
Federal Home Loan Bank 3.375% 2023	16,715	18,083
Federal Home Loan Bank 2.875% 2024	8,500	8,769
Federal Home Loan Bank 5.50% 2036	600	795
Freddie Mac 1.00% 2017	1,225	1,232
Freddie Mac 1.00% 2017	500	503
Freddie Mac 1.25% 2019	18,730	18,661
Freddie Mac 3.75% 2019	12,750	13,874
Private Export Funding Corp. 1.45% 2019	17,500	17,535
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 151 of 176

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Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Private Export Funding Corp. 2.25% 2020	$5,000	$5,152
Private Export Funding Corp. 3.55% 2024	6,340	6,861
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016[1]	2	2
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	108	116
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	72	77
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	204	224
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	427	460
Tennessee Valley Authority 1.875% 2022	10,150	10,127
Tennessee Valley Authority 4.65% 2035	2,330	2,694
Tennessee Valley Authority 5.88% 2036	1,750	2,300
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	36,413
Tennessee Valley Authority, Series B, 3.50% 2042	2,360	2,258
Tennessee Valley Authority, Series A, 4.625% 2060	250	277
TVA Southaven 3.846% 2033[1]	1,604	1,678
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	19,750	20,120
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	92,070
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	44,382
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	44,764
United States Agency for International Development, Morocco (Kingdom of) 7.55% 2026[1]	4,147	5,314
United States Agency for International Development, Ukraine, 1.844% 2019	1,445	1,468
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 0% 2016	594	601
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[1]	958	1,008
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[1]	1,066	1,152
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 2032[1]	872	937
U.S. Department of Housing and Urban Development, Series 2015-A-2, 0.83% 2016	7,000	6,996
U.S. Department of Housing and Urban Development, Series 2015-A-3, 0.93% 2017	8,000	7,989
U.S. Department of Housing and Urban Development, Series 2015-A-4, 1.33% 2018	10,000	10,016
U.S. Department of Housing and Urban Development, Series 2015-A-6, 1.98% 2020	11,510	11,592
U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	5,000	5,052
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	8,000	8,094
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	2,000	2,024
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	3,000	3,041
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	3,515	3,566
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	3,500	3,557
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	15,332	15,584
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	5,106	5,193
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	3,500	3,563
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	3,307	3,364
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	3,300	3,305
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	3,177	3,190
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,734	2,746
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	653
		702,323
Total bonds, notes & other debt instruments (cost: $3,060,753,000)		3,084,023
Short-term securities 13.35%
CAFCO, LLC 0.14% due 11/16/2015	50,000	49,991
Chevron Corp. 0.14% due 10/22/2015[4]	21,600	21,598
Coca-Cola Co. 0.18%–0.23% due 10/13/2015–10/21/2015[4]	44,475	44,473
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 152 of 176

unaudited
Short-term securities	Principal amount (000)	Value (000)
Federal Farm Credit Banks 0.18%–0.29% due 11/23/2015–5/3/2016	$61,800	$61,772
Federal Home Loan Bank 0.10%–0.12% due 10/2/2015–11/18/2015	49,600	49,600
General Electric Co. 0.10% due 10/1/2015	13,550	13,550
John Deere Financial Ltd. 0.13% due 11/4/2015[4]	20,000	19,997
Jupiter Securitization Co., LLC 0.40%–0.42% due 12/21/2015–12/22/2015[4]	18,700	18,686
PepsiCo Inc. 0.14% due 11/16/2015[4]	50,000	49,992
Qualcomm Inc. 0.16% due 12/1/2015[4]	50,000	49,984
Regents of the University of California 0.15% due 10/8/2015–11/6/2015	42,120	42,119
Total short-term securities (cost: $421,718,000)		421,762
Total investment securities 110.96% (cost: $3,482,471,000)		3,505,785
Other assets less liabilities (10.96)%		(346,237)
Net assets 100.00%		$3,159,548
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $5,013,833,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 9/30/2015 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8975%	7/1/2017	$336,000	$1,210
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8875	7/2/2017	223,000	763
Receive	LCH.Clearnet	3-month USD-LIBOR	0.827	7/10/2017	200,000	464
Receive	LCH.Clearnet	3-month USD-LIBOR	0.924	7/15/2017	160,000	640
Receive	LCH.Clearnet	3-month USD-LIBOR	0.9005	7/29/2017	100,000	346
Receive	LCH.Clearnet	3-month USD-LIBOR	0.874	9/2/2017	160,000	411
Receive	LCH.Clearnet	3-month USD-LIBOR	0.865	9/3/2017	141,000	336
Receive	LCH.Clearnet	3-month USD-LIBOR	0.91	9/18/2017	185,000	579
Receive	LCH.Clearnet	3-month USD-LIBOR	1.335	6/11/2018	90,000	985
Receive	LCH.Clearnet	3-month USD-LIBOR	1.2375	7/16/2018	50,000	405
Receive	LCH.Clearnet	3-month USD-LIBOR	1.138	9/11/2018	100,000	450
Receive	LCH.Clearnet	3-month USD-LIBOR	1.1215	9/16/2018	100,000	394
Pay	LCH.Clearnet	3-month USD-LIBOR	1.0245	10/1/2018	135,000	(120)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.9935	10/2/2018	100,000	—
Pay	LCH.Clearnet	3-month USD-LIBOR	1.0075	10/2/2018	119,000	—
Receive	LCH.Clearnet	3-month USD-LIBOR	1.789	6/20/2019	100,000	2,345
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7945	6/20/2019	86,600	2,049
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7905	6/20/2019	34,700	816
Receive	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	64,000	1,575
Receive	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	64,000	1,514
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7725	8/11/2019	133,000	3,006
Receive	LCH.Clearnet	3-month USD-LIBOR	1.773	8/11/2019	127,000	2,873
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	52,000	1,467
Receive	LCH.Clearnet	3-month USD-LIBOR	1.785	1/2/2020	48,000	1,061
Receive	LCH.Clearnet	3-month USD-LIBOR	1.647	1/9/2020	52,000	847
Receive	LCH.Clearnet	3-month USD-LIBOR	1.45	2/2/2020	360,000	2,718
Receive	LCH.Clearnet	3-month USD-LIBOR	1.655	2/11/2020	80,000	1,292
Receive	LCH.Clearnet	3-month USD-LIBOR	1.672	2/26/2020	43,000	717
Receive	LCH.Clearnet	3-month USD-LIBOR	1.739	3/6/2020	110,000	2,149
Receive	LCH.Clearnet	3-month USD-LIBOR	1.497	4/29/2020	56,000	457
Receive	LCH.Clearnet	3-month USD-LIBOR	1.663	5/6/2020	57,000	881
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 153 of 176

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 9/30/2015 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.665%	5/18/2020	$42,000	$644
Pay	LCH.Clearnet	3-month USD-LIBOR	1.879	6/15/2020	10,000	(248)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.703	8/20/2020	84,000	1,319
Receive	LCH.Clearnet	3-month USD-LIBOR	1.537	8/28/2020	30,000	229
Pay	LCH.Clearnet	3-month USD-LIBOR	1.5875	9/2/2020	50,000	(496)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.601	9/14/2020	40,000	414
Pay	LCH.Clearnet	3-month USD-LIBOR	1.5315	9/22/2020	110,000	(756)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.5005	9/25/2020	50,000	264
Receive	LCH.Clearnet	3-month USD-LIBOR	1.4985	9/25/2020	50,000	259
Receive	LCH.Clearnet	3-month USD-LIBOR	1.498	9/25/2020	50,000	258
Receive	LCH.Clearnet	3-month USD-LIBOR	1.493	9/25/2020	50,000	246
Pay	LCH.Clearnet	3-month USD-LIBOR	1.75918	4/29/2022	58,000	(419)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9345	5/6/2022	20,000	363
Receive	LCH.Clearnet	3-month USD-LIBOR	2.138	6/22/2022	25,000	761
Receive	LCH.Clearnet	3-month USD-LIBOR	2.0785	6/23/2022	45,000	1,195
Pay	LCH.Clearnet	3-month USD-LIBOR	1.9605	8/5/2022	36,000	(655)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.8	9/2/2022	280,000	1,453
Receive	LCH.Clearnet	3-month USD-LIBOR	2.75	9/2/2022	280,000	1,196
Pay	LCH.Clearnet	3-month USD-LIBOR	1.80575	9/24/2022	38,000	(260)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.826	9/25/2022	38,000	(312)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.79	9/28/2022	38,000	219
Pay	LCH.Clearnet	3-month USD-LIBOR	1.828	9/29/2022	38,000	(315)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7985	9/30/2022	30,000	189
Receive	LCH.Clearnet	3-month USD-LIBOR	1.694	10/2/2022	45,000	—
Pay	LCH.Clearnet	3-month USD-LIBOR	2.74125	11/22/2023	15,000	(1,043)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.90125	2/2/2025	67,000	332
Pay	LCH.Clearnet	3-month USD-LIBOR	2.469	6/9/2025	11,600	(506)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.1885	9/8/2025	25,000	418
Pay	LCH.Clearnet	3-month USD-LIBOR	2.2245	9/14/2025	45,000	(897)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.234	9/14/2025	45,000	(937)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.2125	9/23/2025	27,500	515
Pay	LCH.Clearnet	3-month USD-LIBOR	2.193	9/23/2025	27,500	(465)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.198	9/23/2025	27,500	(478)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.97125	9/2/2030	62,000	(796)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.005	9/2/2030	62,000	(970)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	45,000	(7,905)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	16,000	(2,358)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	16,000	(2,463)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7045	1/2/2045	12,000	(465)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5055	1/9/2045	11,000	50
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4945	1/9/2045	2,000	14
Pay	LCH.Clearnet	3-month USD-LIBOR	2.343	3/25/2045	5,000	202
Pay	LCH.Clearnet	3-month USD-LIBOR	2.94625	7/1/2045	24,000	(2,203)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.86	7/9/2045	24,000	(1,749)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.962	7/14/2045	23,000	(2,193)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7995	7/31/2045	10,000	(598)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.697	9/2/2045	20,000	737
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7025	9/10/2045	60,000	(2,282)
						$12,138
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 154 of 176

unaudited
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $204,841,000, which represented 6.48% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $47,781,000, which represented 1.51% of the net assets of the fund.

Key to abbreviation
TBA = To be announced
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 155 of 176

Cash Management Fund
Investment portfolio
September 30, 2015
unaudited
Short-term securities 98.70% Federal agency discount notes 60.80%	Principal amount (000)	Value (000)
Fannie Mae 0.10%–0.17% due 11/4/2015–12/2/2015	$37,300	$37,300
Federal Farm Credit Banks 0.12%–0.18% due 11/30/2015–12/29/2015	29,000	28,996
Federal Home Loan Bank 0.11%–0.20% due 10/20/2015–12/21/2015	89,100	89,099
Freddie Mac 0.06%–0.23% due 10/2/2015–1/28/2016	82,220	82,216
		237,611
U.S. Treasury 19.76%
U.S. Treasury Bills 0.07%–0.11% due 10/22/2015–1/14/2016	77,200	77,200
Commercial paper 18.14%
AstraZeneca PLC 0.17% due 10/26/2015[1]	1,600	1,600
Caterpillar Financial Services Corp. 0.14% due 10/21/2015	8,000	8,000
Coca-Cola Co. 0.13% due 11/5/2015[1]	6,400	6,399
Electricité de France 0.16% due 10/23/2015[1]	5,600	5,599
Emerson Electric Co. 0.14% due 10/8/2015[1]	8,200	8,200
Kimberly-Clark Corp. 0.11% due 10/20/2015[1]	7,700	7,699
L’OREAL SA 0.17% due 10/2/2015[1]	9,200	9,200
Novartis Finance Corp 0.17% due 10/7/2015[1]	7,400	7,400
Sumitomo Mitsui Banking Corp. 0.15% due 10/6/2015[1]	6,800	6,800
Victory Receivables Corp. 0.19% due 10/28/2015[1]	10,000	9,998
		70,895
Total short-term securities (cost: $385,651,000)		385,706
Bonds, notes & other debt instruments 1.28% U.S. Treasury bonds & notes 1.28%
U.S. Treasury 0.068% 2016[2]	5,000	4,998
Total bonds, notes & other debt instruments (cost: $4,997,000)		4,998
Total investment securities 99.98% (cost: $390,648,000)		390,704
Other assets less liabilities 0.02%		84
Net assets 100.00%		$390,788
[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $62,895,000, which represented 16.09% of the net assets of the fund.
[2]	Coupon rate may change periodically.
American Funds Insurance Series — Cash Management Fund — Page 156 of 176

Managed Risk Growth Fund
Investment portfolio
September 30, 2015
unaudited
Growth funds 94.01%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	1,889,499	$119,851
Total growth funds (cost: $142,315,000)		119,851
Short-term securities 4.53%
Government Cash Management Fund	5,780,428	5,780
Total short-term securities (cost: $5,780,000)		5,780
Total investment securities 98.54% (cost: $148,095,000)		125,631
Other assets less liabilities 1.46%		1,856
Net assets 100.00%		$127,487
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $26,338,000.
	Clearinghouse	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 9/30/2015 (000)
S&P 500 E-mini Index Contracts	CME Exchange	529	December 2015	$51,239	$754
Russell 2000 Mini Index Contracts	ICE Exchange	89	December 2015	10,156	402
S&P Mid 400 E-mini Index Contracts	CME Exchange	19	December 2015	2,664	74
British Pound Currency Contracts	CME Exchange	21	December 2015	1,991	7
FTSE 100 Index Contracts	LIFFE Exchange	21	December 2015	1,945	29
Euro Currency Contracts	CME Exchange	13	December 2015	1,815	(2)
Euro Stoxx 50 Index Contracts	Eurex Exchange	49	December 2015	1,747	51
Japanese Yen Currency Contracts	CME Exchange	11	December 2015	1,156	9
Mini MSCI Emerging Market Index Contracts	ICE Exchange	23	December 2015	920	10
Nikkei 225 Index Contracts	OSE Exchange	6	December 2015	887	12
					$1,346
Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the nine months ended September 30, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 9/30/2015 (000)
American Funds Insurance Series – Growth Fund, Class 1	925,445	1,046,759	82,705	1,889,499	$155	$119,851
American Funds Insurance Series — Managed Risk Growth Fund — Page 157 of 176

Managed Risk International Fund
Investment portfolio
September 30, 2015
unaudited
Growth funds 93.99%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	4,003,203	$71,498
Total growth funds (cost: $83,465,000)		71,498
Short-term securities 2.49%
Government Cash Management Fund	1,894,432	1,894
Total short-term securities (cost: $1,894,000)		1,894
Total investment securities 96.48% (cost: $85,359,000)		73,392
Other assets less liabilities 3.52%		2,675
Net assets 100.00%		$76,067
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $20,145,000.
	Clearinghouse	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation at 9/30/2015 (000)
Euro Stoxx 50 Index Contracts	Eurex Exchange	432	December 2015	$15,441	$485
Euro Currency Contracts	CME Exchange	110	December 2015	15,374	3
Mini MSCI Emerging Market Index Contracts	ICE Exchange	340	December 2015	13,565	116
Japanese Yen Currency Contracts	CME Exchange	50	December 2015	5,255	41
Nikkei 225 Index Contracts	OSE Exchange	32	December 2015	4,720	49
British Pound Currency Contracts	CME Exchange	49	December 2015	4,653	24
FTSE 100 Index Contracts	LIFFE Exchange	50	December 2015	4,621	61
Russell 2000 Mini Index Contracts	ICE Exchange	14	December 2015	1,606	71
S&P 500 E-mini Index Contracts	CME Exchange	4	December 2015	390	8
					$858
Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the nine months ended September 30, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 9/30/2015 (000)
American Funds Insurance Series – International Fund, Class 1	2,130,911	2,122,547	250,255	4,003,203	$246	$71,498
American Funds Insurance Series — Managed Risk International Fund — Page 158 of 176

Managed Risk Blue Chip
Income and Growth Fund
Investment portfolio
September 30, 2015
unaudited
Growth-and-income funds 91.52%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	9,483,987	$114,851
Total growth-and-income funds (cost: $134,951,000)		114,851
Short-term securities 6.81%
Government Cash Management Fund	8,550,942	8,551
Total short-term securities (cost: $8,551,000)		8,551
Total investment securities 98.33% (cost: $143,502,000)		123,402
Other assets less liabilities 1.67%		2,092
Net assets 100.00%		$125,494
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $29,525,000.
	Clearinghouse	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 9/30/2015 (000)
S&P 500 E-mini Index Contracts	CME Exchange	721	December 2015	$70,044	$1,235
Euro Currency Contracts	CME Exchange	12	December 2015	1,675	(2)
Euro Stoxx 50 Index Contracts	Eurex Exchange	45	December 2015	1,616	58
British Pound Currency Contracts	CME Exchange	16	December 2015	1,517	6
FTSE 100 Index Contracts	LIFFE Exchange	16	December 2015	1,486	26
Russell 2000 Mini Index Contracts	ICE Exchange	8	December 2015	923	46
Mini MSCI Emerging Market Index Contracts	ICE Exchange	7	December 2015	281	5
					$1,374
Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the nine months ended September 30, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 9/30/2015 (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	6,224,439	4,454,165	1,194,617	9,483,987	$429	$114,851
American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 159 of 176

Managed Risk Growth-Income Fund
Investment portfolio
September 30, 2015
unaudited
Growth-and-income funds 92.08%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	2,264,399	$97,528
Total growth-and-income funds (cost: $115,486,000)		97,528
Short-term securities 6.49%
Government Cash Management Fund	6,878,369	6,878
Total short-term securities (cost: $6,878,000)		6,878
Total investment securities 98.57% (cost: $122,364,000)		104,406
Other assets less liabilities 1.43%		1,514
Net assets 100.00%		$105,920
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $21,574,000.
	Clearinghouse	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 9/30/2015 (000)
S&P 500 E-mini Index Contracts	CME Exchange	459	December 2015	$44,538	$733
Russell 2000 Mini Index Contracts	ICE Exchange	31	December 2015	3,558	160
Euro Currency Contracts	CME Exchange	15	December 2015	2,095	(1)
Euro Stoxx 50 Index Contracts	Eurex Exchange	58	December 2015	2,073	65
S&P Mid 400 E-mini Index Contracts	CME Exchange	11	December 2015	1,541	42
British Pound Currency Contracts	CME Exchange	14	December 2015	1,327	5
FTSE 100 Index Contracts	LIFFE Exchange	13	December 2015	1,208	22
Mini MSCI Emerging Market Index Contracts	ICE Exchange	11	December 2015	440	5
Japanese Yen Currency Contracts	CME Exchange	4	December 2015	421	4
Nikkei 225 Index Contracts	OSE Exchange	2	December 2015	296	4
					$1,039
Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the nine months ended September 30, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 9/30/2015 (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	1,334,756	1,058,027	128,384	2,264,399	$280	$97,528
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 160 of 176

Managed Risk Asset Allocation Fund
Investment portfolio
September 30, 2015
unaudited
Asset allocation funds 93.84%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	112,657,334	$2,240,754
Total asset allocation funds (cost: $2,454,856,000)		2,240,754
Short-term securities 5.55%
Government Cash Management Fund	132,554,113	132,554
Total short-term securities (cost: $132,554,000)		132,554
Total investment securities 99.39% (cost: $2,587,410,000)		2,373,308
Other assets less liabilities 0.61%		14,590
Net assets 100.00%		$2,387,898
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $262,465,000.
	Clearinghouse	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 9/30/2015 (000)
S&P 500 E-mini Index Contracts	CME Exchange	4,429	December 2015	$430,656	$7,974
Russell 2000 Mini Index Contracts	ICE Exchange	324	December 2015	37,260	1,753
Euro Currency Contracts	CME Exchange	120	December 2015	16,761	(8)
Euro Stoxx 50 Index Contracts	Eurex Exchange	440	December 2015	15,787	553
Mini MSCI Emerging Market Index Contracts	ICE Exchange	353	December 2015	14,134	172
S&P Mid 400 E-mini Index Contracts	CME Exchange	35	December 2015	4,926	156
Japanese Yen Currency Contracts	CME Exchange	27	December 2015	2,840	24
Nikkei 225 Index Contracts	OSE Exchange	17	December 2015	2,514	33
British Pound Currency Contracts	CME Exchange	20	December 2015	1,897	8
FTSE 100 Index Contracts	LIFFE Exchange	19	December 2015	1,766	33
					$10,698
Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the nine months ended September 30, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 9/30/2015 (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	86,231,073	27,348,537	922,276	112,657,334	$8,902	$2,240,754
American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 161 of 176

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset values of each share class of each managed risk fund are calculated based on the reported net asset values of the underlying funds in which each fund invests.
Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. As of September 30, 2015, International Growth and Income Fund did not have any open forward currency contracts. The average month-end notional amount of forward currency contracts while held in the fund was $541,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.
American Funds Insurance Series — Page 162 of 176

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of September 30, 2015 (dollars in thousands):
Global Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$701,340	$369,714	$—	$1,071,054
Information technology	526,557	534,177	—	1,060,734
Consumer discretionary	620,663	336,784	—	957,447
Financials	210,020	474,685	—	684,705
Consumer staples	83,687	319,849	—	403,536
Industrials	121,274	153,859	—	275,133
Telecommunication services	—	132,571	—	132,571
Energy	70,682	52,621	—	123,303
Materials	34,595	29,437	—	64,032
Utilities	—	24,970	—	24,970
Miscellaneous	54,798	108,661	—	163,459
Bonds, notes & other debt instruments	—	24,542	—	24,542
Short-term securities	—	215,982	—	215,982
Total	$2,423,616	$2,777,852	$—	$5,201,468

American Funds Insurance Series — Page 163 of 176

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$11	$—	$11
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(539)	—	(539)
Total	$—	$(528)	$—	$(528)
*	Securities with a value of $2,537,329,000, which represented 48.62% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$398,169	$321,004	$47	$719,220
Health care	630,293	86,814	29	717,136
Information technology	300,241	255,149	—	555,390
Industrials	117,678	289,582	1,092	408,352
Financials	100,133	172,748	—	272,881
Consumer staples	129,980	130,891	—	260,871
Materials	64,909	81,937	—	146,846
Energy	59,646	44,962	8,388	112,996
Utilities	—	76,816	—	76,816
Telecommunication services	—	3,845	—	3,845
Miscellaneous	100,700	99,926	—	200,626
Rights & warrants	395	264	—	659
Convertible stocks	—	—	6,313	6,313
Bonds, notes & other debt instruments	—	10,677	—	10,677
Short-term securities	—	595,275	—	595,275
Total	$1,902,144	$2,169,890	$15,869	$4,087,903

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,679	$—	$1,679
*	Securities with a value of $1,553,823,000, which represented 37.84% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 164 of 176

unaudited
Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$4,121,297	$220,122	$—	$4,341,419
Information technology	3,543,093	723,377	—	4,266,470
Health care	3,744,692	55,968	—	3,800,660
Financials	2,607,363	163,070	—	2,770,433
Consumer staples	1,435,050	207,054	—	1,642,104
Industrials	1,294,244	204,509	—	1,498,753
Energy	1,187,568	—	—	1,187,568
Materials	182,216	—	—	182,216
Telecommunication services	25,876	13,597	—	39,473
Utilities	30,443	—	1,076	31,519
Miscellaneous	189,670	—	—	189,670
Rights & warrants	5,139	—	—	5,139
Convertible stocks	—	—	10,650	10,650
Short-term securities	—	691,633	—	691,633
Total	$18,366,651	$2,279,330	$11,726	$20,657,707
*	Securities with a value of $1,583,077,000, which represented 7.66% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
International Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$38,032	$1,413,970	$—	$1,452,002
Health care	12,064	897,847	—	909,911
Consumer discretionary	53,418	819,926	—	873,344
Information technology	170,691	658,025	—	828,716
Industrials	41,617	759,822	—	801,439
Consumer staples	10,004	437,661	—	447,665
Materials	33,967	293,598	—	327,565
Utilities	—	314,320	—	314,320
Telecommunication services	—	243,380	—	243,380
Energy	27,393	182,181	—	209,574
Miscellaneous	1,793	53,163	—	54,956
Bonds, notes & other debt instruments	—	90,437	—	90,437
Short-term securities	—	665,533	—	665,533
Total	$388,979	$6,829,863	$—	$7,218,842

American Funds Insurance Series — Page 165 of 176

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$3,326	$—	$3,326
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(114)	—	(114)
Total	$—	$3,212	$—	$3,212
*	Securities with a value of $6,066,590,000, which represented 83.51% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
New World Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$140,535	$211,783	$—	$352,318
Consumer discretionary	136,179	207,535	—	343,714
Financials	142,245	167,393	32	309,670
Health care	62,168	126,340	—	188,508
Consumer staples	34,806	143,646	—	178,452
Industrials	50,264	95,955	—	146,219
Energy	40,869	67,877	—	108,746
Telecommunication services	5,078	55,912	—	60,990
Materials	44,021	9,142	2,864	56,027
Utilities	—	32,214	—	32,214
Miscellaneous	15,773	109,067	—	124,840
Preferred securities	1,103	—	—	1,103
Rights & warrants	—	7,095	20,545	27,640
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	153,771	—	153,771
Corporate bonds & notes	—	21,691	—	21,691
U.S. Treasury bonds & notes	—	7,104	—	7,104
Short-term securities	—	389,568	—	389,568
Total	$673,041	$1,806,093	$23,441	$2,502,575

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$75	$—	$75
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(138)	—	(138)
Total	$—	$(63)	$—	$(63)
*	Securities with a value of $1,221,532,000, which represented 48.64% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 166 of 176

unaudited
Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,136,727	$—	$—	$1,136,727
Health care	1,067,851	—	—	1,067,851
Industrials	910,421	—	—	910,421
Telecommunication services	755,218	—	—	755,218
Consumer staples	656,093	—	—	656,093
Energy	386,139	—	—	386,139
Consumer discretionary	318,570	—	—	318,570
Financials	281,856	—	—	281,856
Utilities	236,422	—	—	236,422
Materials	230,472	—	—	230,472
Miscellaneous	293,445	—	—	293,445
Short-term securities	—	246,281	—	246,281
Total	$6,273,214	$246,281	$—	$6,519,495
Global Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$174,881	$156,908	$—	$331,789
Consumer discretionary	123,343	107,258	—	230,601
Information technology	98,174	83,313	—	181,487
Industrials	84,844	91,069	—	175,913
Health care	109,760	53,193	—	162,953
Consumer staples	51,974	71,620	—	123,594
Telecommunication services	18,245	64,370	—	82,615
Energy	43,181	20,444	—	63,625
Materials	39,416	18,861	—	58,277
Utilities	27,179	26,041	—	53,220
Miscellaneous	11,302	25,510	—	36,812
Preferred securities	467	—	—	467
Bonds, notes & other debt instruments	—	4,551	—	4,551
Short-term securities	—	204,656	—	204,656
Total	$782,766	$927,794	$—	$1,710,560

American Funds Insurance Series — Page 167 of 176

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$172	$—	$172
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(216)	—	(216)
Total	$—	$(44)	$—	$(44)
*	Securities with a value of $718,588,000, which represented 41.90% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Growth-Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$3,706,944	$103,746	$—	$3,810,690
Information technology	3,546,113	99,217	—	3,645,330
Consumer discretionary	2,791,796	321,611	—	3,113,407
Financials	2,081,875	136,382	—	2,218,257
Industrials	1,963,467	101,161	—	2,064,628
Consumer staples	1,670,138	202,787	—	1,872,925
Energy	1,447,133	235,318	—	1,682,451
Materials	1,270,287	86,561	—	1,356,848
Telecommunication services	508,885	—	—	508,885
Utilities	302,957	—	—	302,957
Miscellaneous	614,886	89,080	—	703,966
Rights & warrants	2,879	—	—	2,879
Convertible stocks	—	5,070	—	5,070
Convertible bonds	—	37,696	—	37,696
Bonds, notes & other debt instruments	—	16,871	—	16,871
Short-term securities	—	1,349,993	—	1,349,993
Total	$19,907,360	$2,785,493	$—	$22,692,853
*	Securities with a value of $1,294,136,000, which represented 5.66% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
American Funds Insurance Series — Page 168 of 176

unaudited
International Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$19,356	$210,036	$—	$229,392
Consumer staples	31,438	105,479	—	136,917
Consumer discretionary	3,291	123,467	—	126,758
Utilities	—	106,467	—	106,467
Health care	—	92,723	—	92,723
Industrials	—	57,254	—	57,254
Telecommunication services	2,617	42,170	—	44,787
Energy	14,731	22,539	—	37,270
Materials	2,727	24,656	—	27,383
Information technology	2,061	21,843	—	23,904
Convertible bonds	—	2,546	—	2,546
Bonds, notes & other debt instruments	—	15,077	—	15,077
Short-term securities	—	81,487	—	81,487
Total	$76,221	$905,744	$—	$981,965
*	Securities with a value of $806,634,000, which represented 81.79% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
Capital Income Builder

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer staples	$16,055	$9,432	$—	$25,487
Financials	12,571	12,851	—	25,422
Utilities	2,772	15,406	—	18,178
Health care	6,482	8,682	—	15,164
Telecommunication services	6,049	8,115	—	14,164
Information technology	8,336	3,838	—	12,174
Energy	10,156	1,855	—	12,011
Consumer discretionary	4,157	7,537	—	11,694
Industrials	3,271	5,458	—	8,729
Materials	2,295	2,151	—	4,446
Miscellaneous	—	1,018	—	1,018
Convertible stocks	587	—	—	587
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	13,636	—	13,636
U.S. Treasury bonds & notes	—	8,330	—	8,330
Corporate bonds & notes	—	6,335	—	6,335
Asset-backed obligations	—	2,430	—	2,430
Short-term securities	—	3,800	—	3,800
Total	$72,731	$110,874	$—	$183,605
*	Securities with a value of $76,343,000, which represented 41.72% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
American Funds Insurance Series — Page 169 of 176

unaudited
Asset Allocation Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$2,134,923	$100,082	$—	$2,235,005
Consumer discretionary	1,845,423	19,448	—	1,864,871
Financials	1,558,130	9,200	—	1,567,330
Industrials	1,437,404	31,146	1	1,468,551
Health care	1,260,112	79,306	1,283	1,340,701
Energy	923,006	—	—	923,006
Consumer staples	701,182	98,651	—	799,833
Materials	553,052	—	—	553,052
Telecommunication services	176,678	—	—	176,678
Utilities	70,380	—	—	70,380
Miscellaneous	233,783	—	1,816	235,599
Convertible stocks	—	8,769	—	8,769
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,192,291	—	2,192,291
Corporate bonds & notes	—	1,297,215	20,407	1,317,622
Mortgage-backed obligations	—	765,169	—	765,169
Other	—	245,171	—	245,171
Short-term securities	—	1,593,799	—	1,593,799
Total	$10,894,073	$6,440,247	$23,507	$17,357,827

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$4,588	$—	$4,588
Liabilities:
Unrealized depreciation on interest rate swaps	—	(7,990)	—	(7,990)
Total	$—	$(3,402)	$—	$(3,402)
*	Securities with a value of $334,148,000, which represented 1.93% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Interest rate swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 170 of 176

unaudited
Global Balanced Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Industrials	$8,721	$12,323	$—	$21,044
Consumer staples	10,732	10,163	—	20,895
Health care	13,420	5,776	—	19,196
Financials	4,113	12,827	—	16,940
Information technology	7,116	9,730	—	16,846
Consumer discretionary	9,016	6,337	—	15,353
Energy	5,675	2,715	—	8,390
Materials	5,982	876	—	6,858
Telecommunication services	603	2,496	—	3,099
Utilities	—	2,291	—	2,291
Miscellaneous	—	531	—	531
Preferred securities	165	—	—	165
Convertible bonds	—	297	—	297
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	31,367	—	31,367
U.S. Treasury bonds & notes	—	18,252	—	18,252
Corporate bonds & notes	—	13,103	—	13,103
Mortgage-backed obligations	—	6,588	—	6,588
Asset-backed obligations	—	322	—	322
Short-term securities	—	11,398	—	11,398
Total	$65,543	$147,392	$—	$212,935

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$120	$—	$120
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(43)	—	(43)
Total	$—	$77	$—	$77
*	Securities with a value of $65,558,000, which represented 30.75% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 171 of 176

unaudited
Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,803,078	$—	$3,803,078
Corporate bonds & notes	—	2,936,146	429	2,936,575
Mortgage-backed obligations	—	2,206,300	—	2,206,300
Bonds & notes of governments & government agencies outside the U.S.	—	343,330	—	343,330
Federal agency bonds & notes	—	114,108	—	114,108
Municipals	—	97,813	—	97,813
Asset-backed obligations	—	97,526	—	97,526
Preferred securities	631	—	—	631
Common stocks	904	—	780	1,684
Short-term securities	—	1,009,617	—	1,009,617
Total	$1,535	$10,607,918	$1,209	$10,610,662

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$963	$—	$963
Unrealized appreciation on interest rate swaps	—	21,571	—	21,571
Unrealized appreciation on credit default swaps	—	2,643	—	2,643
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,006)	—	(1,006)
Unrealized depreciation on interest rate swaps	—	(19,703)	—	(19,703)
Total	$—	$4,468	$—	$4,468
*	Forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 172 of 176

unaudited
Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$295,718	$—	$295,718
Japanese yen	—	151,943	—	151,943
British pounds	—	106,305	—	106,305
Polish zloty	—	102,317	—	102,317
Danish kroner	—	95,233	—	95,233
Mexican pesos	—	93,390	—	93,390
Hungarian forints	—	82,073	—	82,073
Indian rupees	—	57,342	—	57,342
Colombian pesos	—	21,587	—	21,587
South African rand	—	12,466	—	12,466
Turkish lira	—	10,963	—	10,963
Norwegian kroner	—	10,228	—	10,228
Malaysian ringgits	—	9,475	—	9,475
Swedish kronor	—	8,864	—	8,864
Australian dollars	—	5,286	—	5,286
Indonesian rupiah	—	5,201	—	5,201
Canadian dollars	—	482	—	482
U.S. dollars	—	1,246,251	2,050	1,248,301
Convertible stocks	—	293	—	293
Common stocks	842	259	287	1,388
Short-term securities	—	41,679	—	41,679
Total	$842	$2,357,355	$2,337	$2,360,534

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$2,817	$—	$2,817
Unrealized appreciation on interest rate swaps	—	1,807	—	1,807
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,226)	—	(1,226)
Unrealized depreciation on interest rate swaps	—	(228)	—	(228)
Total	$—	$3,170	$—	$3,170
*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 173 of 176

unaudited
High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,555,745	$27,363	$1,583,108
Bonds & notes of governments & government agencies outside the U.S.	—	31,835	—	31,835
U.S. Treasury bonds & notes	—	10,028	—	10,028
Asset-backed obligations	—	2,985	—	2,985
Convertible bonds	—	2,164	—	2,164
Convertible stocks	7,399	5,277	—	12,676
Preferred securities	—	1,008	—	1,008
Common stocks	16,239	3,373	3,839	23,451
Short-term securities	—	75,247	—	75,247
Total	$23,638	$1,687,662	$31,202	$1,742,502

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$47	$—	$47
Unrealized appreciation on interest rate swaps	—	350	—	350
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(14)	—	(14)
Unrealized depreciation on interest rate swaps	—	(295)	—	(295)
Unrealized depreciation on credit default swaps	—	(587)	—	(587)
Total	$—	$(499)	$—	$(499)
*	Forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2015 (dollars in thousands):
	Beginning value at 1/1/2015	Transfers into Level 3†	Purchases	Sales	Net realized loss	Unrealized appreciation	Transfers out of Level 3†	Ending value at 9/30/2015
Investment securities	$14,115	$3,212	$26,467	$(9,991)	$(27,356)	$24,656	$(1)	$31,102
Net unrealized depreciation during the period on Level 3 investment securities held at September 30, 2015								$(2,006)
†	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
American Funds Insurance Series — Page 174 of 176

unaudited
Unobservable inputs — The significant unobservable inputs used to value the fund’s Level 3 investments include estimates of recovery allocation and financial performance and financial multiples of publicly traded comparable companies. The following table provides additional information used by the fund’s investment adviser to fair value securities with significant unobservable inputs (dollars in thousands):
	Value at 9/30/2015	Valuation techniques	Unobservable inputs	Range	Impact to valuation from an increase in input*
Bonds, notes & other debt instruments	$27,363	Unchanged vendor price	N/A	N/A	N/A
		Cost	N/A	N/A	N/A
		Estimated recovery	Uncertainty discount	5%	Decrease
		Trading of a similar issue adjusted by an estimated yield spread	Yield spread	75 bps	Decrease
Common stocks	3,839	Enterprise valuation	EV/EBITDA multiple	6.0x - 10.2x	Increase
	$31,202
*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations
EV = Enterprise value
EBITDA = Earnings before income taxes, depreciation and amortization
Mortgage Fund

At September 30, 2015, all of the fund’s investments were classified as Level 2.
U.S. Government/AAA-Rated Securities Fund

At September 30, 2015, all of the fund’s investments were classified as Level 2.
Cash Management Fund

At September 30, 2015, all of the fund’s investment securities were classified as Level 2.
Managed Risk Growth Fund

At September 30, 2015, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund

At September 30, 2015, all of the fund’s investments were classified as Level 1.
Managed Risk Blue Chip Income and Growth Fund

At September 30, 2015, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund

At September 30, 2015, all of the fund’s investments were classified as Level 1.
American Funds Insurance Series — Page 175 of 176

unaudited
Managed Risk Asset Allocation Fund

At September 30, 2015, all of the fund’s investments were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
INGEFPX-998-1115O-S49167	American Funds Insurance Series — Page 176 of 176

American Funds Insurance Series - Portfolio Series®
American Funds Global Growth Portfolio
Investment portfolio
September 30, 2015
unaudited
Growth funds 70.08%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	47,142	$1,174
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	16,278	391
American Funds Insurance Series – Growth Fund, Class 1	6,162	391
American Funds Insurance Series – New World Fund, Class 1	43,887	787
Total growth funds (cost: $3,027,000)		2,743
Growth-and-income funds 30.00%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	97,047	1,174
Total growth-and-income funds (cost: $1,281,000)		1,174
Total investment securities 100.08% (cost: $4,308,000)		3,917
Other assets less liabilities (0.08)%		(3)
Net assets 100.00%		$3,914
Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the period ended September 30, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2015 (000)
American Funds Insurance Series - Global Growth Fund, Class 1	—	57,479	10,337	47,142	$6	$1,174
American Funds Insurance Series - Global Growth and Income Fund, Class 1	—	118,371	21,324	97,047	—	1,174
American Funds Insurance Series - New World Fund, Class 1	—	53,132	9,245	43,887	3	787
American Funds Insurance Series - Growth Fund, Class 1	—	7,474	1,312	6,162	5	391
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	—	19,547	3,269	16,278	2	391
					$16	$3,917
American Funds Insurance Series — Portfolio Series — American Funds Global Growth Portfolio — Page 1 of 9

American Funds Growth and Income Portfolio
Investment portfolio
September 30, 2015
unaudited
Growth funds 15.02%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	21,415	$1,359
Total growth funds (cost: $1,459,000)		1,359
Growth-and-income funds 40.02%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	149,682	1,811
American Funds Insurance Series – Growth-Income Fund, Class 1	42,051	1,811
Total growth-and-income funds (cost: $3,892,000)		3,622
Equity-income and Balanced funds 25.01%
American Funds Insurance Series – Capital Income Builder, Class 1	245,813	2,264
Total equity-income and balanced funds (cost: $2,380,000)		2,264
Fixed income funds 20.01%
American Funds Insurance Series – Bond Fund, Class 1	82,928	906
American Funds Insurance Series – Global Bond Fund, Class 1	81,218	905
Total fixed income funds (cost: $1,809,000)		1,811
Total investment securities 100.06% (cost: $9,540,000)		9,056
Other assets less liabilities (0.06)%		(5)
Net assets 100.00%		$9,051
Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the period ended September 30, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2015 (000)
American Funds Insurance Series - Capital Income Builder, Class 1	—	254,266	8,453	245,813	$17	$2,264
American Funds Insurance Series - Global Growth and Income Fund, Class 1	—	155,402	5,720	149,682	1	1,811
American Funds Insurance Series - Growth-Income Fund, Class 1	—	43,801	1,750	42,051	16	1,811
American Funds Insurance Series - Growth Fund, Class 1	—	22,397	982	21,415	17	1,359
American Funds Insurance Series - Bond Fund, Class 1	—	85,318	2,390	82,928	1	906
American Funds Insurance Series - Global Bond Fund, Class 1	—	83,289	2,071	81,218	2	905
					$54	$9,056
American Funds Insurance Series — Portfolio Series — American Funds Growth and Income Portfolio — Page 2 of 9

American Funds Managed Risk Growth Portfolio
Investment portfolio
September 30, 2015
unaudited
Growth funds 41.78%	Shares	Value (000)
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	521,480	$12,521
American Funds Insurance Series – Growth Fund, Class 1	496,015	31,462
American Funds Insurance Series – International Fund, Class 1	701,156	12,523
Total growth funds (cost: $62,285,000)		56,506
Growth-and-income funds 27.83%
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	1,034,029	12,522
American Funds Insurance Series – Growth-Income Fund, Class 1	583,294	25,122
Total growth-and-income funds (cost: $41,059,000)		37,644
Fixed income funds 23.17%
American Funds Insurance Series – Bond Fund, Class 1	2,870,422	31,345
Total fixed income funds (cost: $31,225,000)		31,345
Short-term securities 6.09%
Government Cash Management Fund	8,234,855	8,235
Total short-term securities (cost: $8,235,000)		8,235
Total investment securities 98.87% (cost: $142,804,000)		133,730
Other assets less liabilities 1.13%		1,523
Net assets 100.00%		$135,253
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth Portfolio — Page 3 of 9

unaudited
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $27,414,000.
	Clearinghouse	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation at 9/30/2015 (000)
S&P 500 E-mini Index Contracts	CME Exchange	246	December 2015	$23,765	$288
Russell 2000 Mini Index Contracts	ICE Exchange	41	December 2015	4,686	193
Mini MSCI Emerging Market Index Contracts	ICE Exchange	84	December 2015	3,329	7
Euro Currency Contracts	CME Exchange	22	December 2015	3,079	5
Euro Stoxx 50 Index Contracts	Eurex Exchange	86	December 2015	3,033	55
British Pound Currency Contracts	CME Exchange	18	December 2015	1,710	10
FTSE 100 Index Contracts	LIFFE Exchange	18	December 2015	1,652	10
S&P Mid 400 E-mini Index Contracts	CME Exchange	9	December 2015	1,262	35
Japanese Yen Currency Contracts	CME Exchange	11	December 2015	1,156	9
Nikkei 225 Index Contracts	OSE Exchange	7	December 2015	1,030	8
					$620
Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the period ended September 30, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2015 (000)
American Funds Insurance Series – Growth Fund, Class 1	—	511,994	15,979	496,015	$7	$31,462
American Funds Insurance Series – Bond Fund, Class 1	—	2,984,923	114,501	2,870,422	18	31,345
American Funds Insurance Series – Growth-Income Fund, Class 1	—	601,644	18,350	583,294	12	25,122
American Funds Insurance Series – International Fund, Class 1	—	721,478	20,322	701,156	7	12,523
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	—	1,064,697	30,669	1,034,029	7	12,522
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	—	535,498	14,018	521,480	—	12,521
					$51	$125,495
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth Portfolio — Page 4 of 9

American Funds Managed Risk Growth and Income Portfolio
Investment portfolio
September 30, 2015
unaudited
Growth funds 13.90%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	285,602	$18,116
Total growth funds (cost: $19,522,000)		18,116
Growth-and-income funds 37.01%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	1,991,828	24,101
American Funds Insurance Series – Growth-Income Fund, Class 1	559,919	24,116
Total growth-and-income funds (cost: $51,818,000)		48,217
Equity-income and Balanced funds 23.12%
American Funds Insurance Series – Capital Income Builder, Class 1	3,271,310	30,129
Total equity-income and balanced funds (cost: $31,634,000)		30,129
Fixed income funds 18.49%
American Funds Insurance Series – Bond Fund, Class 1	1,103,097	12,046
American Funds Insurance Series – Global Bond Fund, Class 1	1,080,342	12,045
Total fixed income funds (cost: $24,101,000)		24,091
Short-term securities 6.18%
Government Cash Management Fund	8,051,170	8,051
Total short-term securities (cost: $8,051,000)		8,051
Total investment securities 98.70% (cost: $135,126,000)		128,604
Other assets less liabilities 1.30%		1,688
Net assets 100.00%		$130,292
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth and Income Portfolio — Page 5 of 9

unaudited
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $31,204,000.
	Clearinghouse	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 9/30/2015 (000)
S&P 500 E-mini Index Contracts	CME Exchange	233	December 2015	$22,641	$405
Euro Currency Contracts	CME Exchange	31	December 2015	4,330	(2)
Euro Stoxx 50 Index Contracts	Eurex Exchange	116	December 2015	4,141	125
British Pound Currency Contracts	CME Exchange	41	December 2015	3,898	25
FTSE 100 Index Contracts	LIFFE Exchange	41	December 2015	3,783	43
Mini MSCI Emerging Market Index Contracts	ICE Exchange	59	December 2015	2,361	27
Russell 2000 Mini Index Contracts	ICE Exchange	20	December 2015	2,299	107
Japanese Yen Currency Contracts	CME Exchange	14	December 2015	1,470	10
Nikkei 225 Index Contracts	OSE Exchange	9	December 2015	1,329	15
S&P Mid 400 E-mini Index Contracts	CME Exchange	7	December 2015	983	29
					$784
Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the period ended September 30, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2015 (000)
American Funds Insurance Series – Capital Income Builder, Class 1	—	3,366,879	95,569	3,271,310	$260	$30,129
American Funds Insurance Series – Growth-Income Fund, Class 1	—	574,733	14,814	559,919	9	24,116
American Funds Insurance Series – Global Growth and Income Fund, Class 1	—	2,043,888	52,060	1,991,828	13	24,101
American Funds Insurance Series – Growth Fund, Class 1	—	293,273	7,671	285,602	3	18,116
American Funds Insurance Series – Bond Fund, Class 1	—	1,143,142	40,045	1,103,097	6	12,046
American Funds Insurance Series – Global Bond Fund, Class 1	—	1,115,597	35,255	1,080,342	2	12,045
					$293	$120,553
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth and Income Portfolio — Page 6 of 9

American Funds Managed Risk Global Allocation Portfolio
Investment portfolio
September 30, 2015
unaudited
Growth funds 23.30%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	249,880	$6,225
American Funds Insurance Series – International Fund, Class 1	230,929	4,124
Total growth funds (cost: $11,458,000)		10,349
Growth-and-income funds 18.56%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	681,254	8,243
Total growth-and-income funds (cost: $8,881,000)		8,243
Equity-income and Balanced funds 23.11%
American Funds Insurance Series – Global Balanced Fund, Class 1	965,973	10,268
Total equity-income and balanced funds (cost: $10,770,000)		10,268
Asset allocation funds 9.24%
American Funds Insurance Series – Asset Allocation Fund, Class 1	206,317	4,104
Total asset allocation funds (cost: $4,361,000)		4,104
Fixed income funds 18.48%
American Funds Insurance Series – Global Bond Fund, Class 1	736,288	8,210
Total fixed income funds (cost: $8,309,000)		8,210
Short-term securities 5.82%
Government Cash Management Fund	2,585,028	2,585
Total short-term securities (cost: $2,585,000)		2,585
Total investment securities 98.51% (cost: $46,364,000)		43,759
Other assets less liabilities 1.49%		664
Net assets 100.00%		$44,423
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Global Allocation Portfolio — Page 7 of 9

unaudited
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $9,974,000.
	Clearinghouse	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation at 9/30/2015 (000)
S&P 500 E-mini Index Contracts	CME Exchange	58	December 2015	$5,618	$83
Euro Stoxx 50 Index Contracts	Eurex Exchange	76	December 2015	2,686	54
Euro Currency Contracts	CME Exchange	19	December 2015	2,659	4
Mini MSCI Emerging Market Index Contracts	ICE Exchange	39	December 2015	1,551	9
British Pound Currency Contracts	CME Exchange	12	December 2015	1,139	6
FTSE 100 Index Contracts	LIFFE Exchange	12	December 2015	1,107	12
Japanese Yen Currency Contracts	CME Exchange	10	December 2015	1,051	8
Nikkei 225 Index Contracts	OSE Exchange	7	December 2015	1,025	3
					$179
Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the period ended September 30, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2015 (000)
American Funds Insurance Series – Global Balanced Fund, Class 1	—	980,367	14,394	965,973	$3	$10,268
American Funds Insurance Series – Global Growth and Income Fund, Class 1	—	690,727	9,473	681,254	9	8,243
American Funds Insurance Series – Global Bond Fund, Class 1	—	747,944	11,656	736,288	2	8,210
American Funds Insurance Series – Global Growth Fund, Class 1	—	253,370	3,491	249,880	4	6,225
American Funds Insurance Series – International Fund, Class 1	—	233,847	2,918	230,929	4	4,124
American Funds Insurance Series – Asset Allocation Fund, Class 1	—	209,301	2,984	206,317	5	4,104
					$27	$41,174
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Global Allocation Portfolio — Page 8 of 9

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At September 30, 2015, all of the investments held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
INGEFPX-875-1115O-S52024	American Funds Insurance Series — Portfolio Series — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By __/s/ Michael J. Downer______________________
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Michael J. Downer______________________
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: November 27, 2015

By __/s/ Gregory F. Niland________________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: November 27, 2015